UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Mutual Funds (65.4%)	Value

Equity Mutual Funds (61.1%)
1,530,785	Thrivent Natural Resources Fund	$14,573,073
3,871,291	Thrivent Partner Small Cap Growth Fund	59,927,583
698,214	Thrivent Partner Small Cap Value Fund	14,878,946
1,010,949	Thrivent Small Cap Stock Fund	21,887,054
1,613,534	Thrivent Mid Cap Growth Fund	36,014,068
1,859,855	Thrivent Partner Mid Cap Value Fund	25,368,424
1,842,031	Thrivent Mid Cap Stock Fund	42,071,987
10,540,808	Thrivent Partner Worldwide Allocation Fund	104,353,996
6,475,568	Thrivent Large Cap Growth Fund	51,675,036
2,353,715	Thrivent Large Cap Value Fund	44,296,910
978,449	Thrivent Large Cap Stock Fund	25,185,270

	Total	440,232,347

Fixed Income Mutual Funds (4.3%)
1,701,476	Thrivent High Yield Fund	8,677,526
651,756	Thrivent Income Fund	5,937,501
692,955	Thrivent Opportunity Income Plus Fund	7,165,155
774,030	Thrivent Limited Maturity Bond Fund	9,644,417

	Total	31,424,599

	Total Mutual Funds (cost $380,003,940)	471,656,946

Shares	Common Stock (28.0%)	Value

Consumer Discretionary (4.5%)
7,900	Abercrombie & Fitch Company	279,502
5,300	Amazon.com, Inc.[a,b]	1,901,057
2,650	AutoZone, Inc.[a]	1,311,909
8,500	Barnes & Noble, Inc.[a]	114,580
14,200	Best Buy Company, Inc.	334,268
6,300	Bloomin’ Brands, Inc.[a]	144,711
17,600	Cablevision Systems Corporation	282,304
4,140	CBS Corporation[b]	243,101
2,100	Charter Communications, Inc.[a]	287,700
22,700	Cheesecake Factory, Inc.	1,011,058
2,400	Children’s Place Retail Stores, Inc.[a]	126,408
61,650	Comcast Corporation[b]	3,356,842
6,300	Crocs, Inc.[a]	96,705
5,600	Dana Holding Corporation	105,952
12,848	Delphi Automotive plc	782,315
9,100	DISH Network Corporation[a]	513,058
2,029	Finish Line, Inc.	52,044
50,400	Ford Motor Company	753,984
9,000	Francesca’s Holdings Corporation[a]	171,000
8,830	GNC Holdings, Inc.	451,301
2,000	Harman International Industries, Inc.	206,860
19,500	Home Depot, Inc.[b]	1,498,575
25,600	Houghton Mifflin Harcourt Company[a]	492,544
32,175	Ignite Restaurant Group, Inc.[a]	391,248
1,500	ITT Educational Services, Inc.[a]	44,100
2,100	Kohl’s Corporation	106,323
28,187	Las Vegas Sands Corporation	2,156,869
17,153	LeapFrog Enterprises, Inc.[a]	122,129
3,424	LifeLock, Inc.[a]	69,884

Shares	Common Stock (28.0%)	Value

Consumer Discretionary (4.5%) - continued
5,200	Live Nation Entertainment, Inc.[a]	$110,604
18,150	Lowe’s Companies, Inc.	840,164
8,200	Macy’s, Inc.	436,240
3,200	Marriott Vacations Worldwide Corporation[a]	153,216
44,172	MDC Partners, Inc.	1,061,453
12,700	Meredith Corporation	581,406
4,100	Michael Kors Holdings, Ltd.[a]	327,713
14,520	News Corporation	453,605
20,290	Nexstar Broadcasting Group, Inc.	974,934
17,850	NIKE, Inc.	1,300,373
1,400	Noodles & Company[a]	50,890
6,200	Omnicom Group, Inc.	449,996
23,280	Papa John’s International, Inc.	1,120,466
11,353	Pier 1 Imports, Inc.	216,956
4,500	Regal Entertainment Group	87,750
2,300	Retailmenot, Inc.[a]	81,443
5,700	Scientific Games Corporation[a]	80,256
5,000	Scripps Networks Interactive, Inc.	362,600
3,100	Signet Jewelers, Ltd.	246,605
14,000	Smith & Wesson Holding Corporation[a]	183,260
2,600	Sonic Corporation[a]	46,254
34,060	Staples, Inc.	448,230
6,600	Starwood Hotels & Resorts Worldwide, Inc.	493,086
1,600	Sturm, Ruger & Company, Inc.	121,872
1,500	Target Corporation	84,960
6,900	Tempur-Pedic International, Inc.[a]	340,101
4,160	Time Warner Cable, Inc.[b]	554,403
1,700	TJX Companies, Inc.	97,512
10,500	Toll Brothers, Inc.[a]	385,875
50,600	Tuesday Morning Corporation[a]	664,884
35,200	Twenty-First Century Fox, Inc.	1,120,064
2,100	Urban Outfitters, Inc.[a]	75,222
7,500	Viacom, Inc.	615,750
8,100	Weight Watchers International, Inc.	218,943
5,600	Wyndham Worldwide Corporation	397,264

	Total	32,192,681

Consumer Staples (1.4%)
15,700	Altria Group, Inc.	552,954
1,410	Andersons, Inc.	116,663
6,050	Anheuser-Busch InBev NV ADR	580,135
14,865	Annie’s, Inc.[a]	596,384
1,700	Brown-Forman Corporation	130,900
3,100	Bunge, Ltd.	234,856
1,300	Campbell Soup Company	53,573
8,600	Colgate-Palmolive Company	526,578
19,720	CVS Caremark Corporation	1,335,438
2,900	Fairway Group Holdings Corporation[a]	34,075
2,700	Green Mountain Coffee Roasters, Inc.	218,700
10,242	Ingredion, Inc.	638,077
2,630	Kimberly-Clark Corporation	287,643
2,621	Kraft Foods Group, Inc.[b]	137,209
13,300	Kroger Company	480,130
11,473	Mondelez International, Inc.	375,741
10,800	Nestle SA	782,691
2,903	Philip Morris International, Inc.[b]	226,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value

Consumer Staples (1.4%) - continued
2,800	Prestige Brands Holdings, Inc.[a]	$84,728
6,800	Procter & Gamble Company	521,016
52,200	Rite Aid Corporation[a]	289,710
15,100	Safeway, Inc.	471,724
3,900	Sprouts Farmers Markets, Inc.[a]	139,386
4,600	Wal-Mart Stores, Inc.	343,528
55,360	WhiteWave Foods Company[a]	1,340,266

	Total	10,498,945

Energy (2.1%)
42,700	Alpha Natural Resources, Inc.[a]	242,536
8,600	Anadarko Petroleum Corporation	693,934
1,475	Atwood Oceanics, Inc.[a]	69,915
2,300	C&J Energy Services, Inc.[a]	53,774
1,635	Cabot Oil & Gas Corporation	65,367
20,554	Cameron International Corporation[a]	1,232,623
140	CARBO Ceramics, Inc.	16,117
3,480	Chevron Corporation[b]	388,472
750	Cimarex Energy Company	73,485
12,000	Cloud Peak Energy, Inc.[a]	224,760
685	Concho Resources, Inc.[a]	66,986
4,300	Denbury Resources, Inc.[a]	69,101
1,415	Energy XXI, Ltd.	32,474
1,050	Ensco plc	52,889
5,860	EOG Resources, Inc.	968,306
6,750	EQT Corporation	626,468
16,200	Exxon Mobil Corporation	1,492,992
2,800	Green Plains Renewable Energy, Inc.	62,384
1,050	Helmerich & Payne, Inc.	92,442
3,475	HollyFrontier Corporation	160,893
10,300	Key Energy Services, Inc.[a]	75,087
48,564	Marathon Oil Corporation	1,592,414
800	Marathon Petroleum Corporation	69,640
21,600	Nabors Industries, Ltd.	368,928
900	National Oilwell Varco, Inc.	67,509
1,200	Newfield Exploration Company[a]	29,724
1,720	Noble Corporation	53,372
1,165	Noble Energy, Inc.	72,614
16,700	Oasis Petroleum, Inc.[a]	698,227
4,915	Oceaneering International, Inc.	334,957
875	Oil States International, Inc.[a]	82,206
7,100	Peabody Energy Corporation	121,055
380	Pioneer Natural Resources Company	64,342
775	Range Resources Corporation	66,797
27,720	Rex Energy Corporation[a]	522,245
15,390	Rosetta Resources, Inc.[a]	655,768
1,580	Rowan Companies plc[a]	49,565
15,930	Schlumberger, Ltd.	1,394,990
790	SM Energy Company	65,380
3,700	Superior Energy Services, Inc.	87,468
11,600	Total SA ADR	663,172
93,800	Weatherford International, Ltd.[a]	1,270,052
1,000	Whiting Petroleum Corporation[a]	58,380

	Total	15,149,810

Financials (5.3%)
7,990	ACE, Ltd.	749,542
6,244	Affiliated Managers Group, Inc.[a]	1,244,055
3,300	Allied World Assurance Company Holdings AG	339,636
5,150	Allstate Corporation[b]	263,680

Shares	Common Stock (28.0%)	Value

Financials (5.3%) - continued
2,500	Altisource Residential Corporation	$75,000
7,600	American Assets Trust, Inc.	254,372
12,700	American International Group, Inc.	609,092
3,200	AmTrust Financial Services, Inc.	103,296
26,300	ARMOUR Residential REIT, Inc.	108,093
7,100	Axis Capital Holdings, Ltd.	319,642
57,330	Bank of America Corporation	960,277
3,200	Banner Corporation	117,856
24,840	BBCN Bancorp, Inc.	373,842
11,800	Berkshire Hathaway, Inc.[a]	1,316,880
4,300	Camden Property Trust	265,826
3,300	Cash America International, Inc.	121,209
33,020	Citigroup, Inc.	1,566,139
2,152	CNA Financial Corporation	84,531
33,499	CNO Financial Group, Inc.	567,473
11,920	Columbia Banking System, Inc.	311,231
4,100	Comerica, Inc.	187,780
18,404	DCT Industrial Trust, Inc.	132,509
5,200	Deutsche Bank AG	250,536
4,700	Discover Financial Services	252,155
17,160	Education Realty Trust, Inc.	154,955
2,800	Evercore Partners, Inc.	156,352
4,600	Extra Space Storage, Inc.	210,036
7,389	F.N.B. Corporation	87,486
26,700	Fifth Third Bancorp	561,234
24,100	First Horizon National Corporation	283,416
3,000	First Industrial Realty Trust, Inc.	51,480
28,700	First Niagara Financial Group, Inc.	247,968
8,200	First Republic Bank	397,946
6,400	Franklin Street Properties Corporation	76,736
6,600	Fulton Financial Corporation	81,510
3,400	FXCM, Inc.	58,276
5,700	Gaming and Leisure Properties, Inc.	197,790
27,000	Hanmi Financial Corporation	582,390
12,800	Hatteras Financial Corporation	229,632
14,041	HCC Insurance Holdings, Inc.	602,499
20,718	Host Hotels & Resorts, Inc.	381,004
111,500	Huntington Bancshares, Inc.	1,011,305
13,320	Invesco, Ltd.	442,890
13,870	iShares Russell 2000 Index Fund	1,555,659
30,401	J.P. Morgan Chase & Company	1,682,999
26,600	KeyCorp	339,416
10,318	Lazard, Ltd.	441,198
3,000	M&T Bank Corporation	334,530
4,300	Macerich Company	243,380
16,610	MetLife, Inc.	814,721
3,600	Montpelier Re Holdings, Inc.	100,332
18,120	Morgan Stanley	534,721
14,000	NASDAQ OMX Group, Inc.	534,100
7,300	Northern Trust Corporation	439,606
11,950	PacWest Bancorp	479,315
12,400	Parkway Properties, Inc.	219,976
13,371	Pebblebrook Hotel Trust	402,868
7,900	PHH Corporation[a]	191,733
16,100	Piedmont Office Realty Trust, Inc.	268,387
1,900	Portfolio Recovery Associates, Inc.[a]	95,418
3,200	Progressive Corporation	74,368
7,900	Protective Life Corporation	387,179

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value

Financials (5.3%) - continued
7,000	Prudential Financial, Inc.	$590,730
5,600	SLM Corporation	127,456
29,650	SPDR Euro Stoxx 50 ETF	1,178,884
28,300	SPDR S&P 500 ETF Trust	5,042,494
1,840	SPDR S&P Biotech ETF	276,386
5,950	State Street Corporation	398,352
3,327	Stewart Information Services Corporation	108,161
12,470	SVB Financial Group[a]	1,399,508
4,700	TCF Financial Corporation	75,670
19,440	Terreno Realty Corporation	335,729
13,370	Texas Capital Bancshares, Inc.[a]	795,114
6,400	Visa, Inc.[b]	1,378,752
3,600	W.R. Berkley Corporation	139,536
11,110	Wells Fargo & Company	503,727
17,900	Zions Bancorporation	514,625

	Total	38,394,587

Health Care (3.4%)
2,300	Abbott Laboratories	84,318
17,400	Acorda Therapeutics, Inc.[a]	510,690
32,860	Akorn, Inc.[a]	745,922
7,330	Align Technology, Inc.[a]	435,549
28,200	Allscripts Healthcare Solutions, Inc.[a]	466,992
1,800	AmerisourceBergen Corporation	120,996
8,250	Baxter International, Inc.	563,475
46,900	BioScrip, Inc.[a]	399,119
2,576	C.R. Bard, Inc.	333,824
1,100	Catamaran Corporation[a]	53,482
6,750	Centene Corporation[a]	409,050
1,500	Charles River Laboratories International, Inc.[a]	84,795
7,600	Community Health Systems, Inc.[a]	314,716
41,690	Covidien plc	2,844,926
4,800	DENTSPLY International, Inc.	221,472
1,900	Envision Healthcare Holdings, Inc.[a]	62,814
26,663	ExamWorks Group, Inc.[a]	820,954
31,100	Express Scripts Holding Company[a]	2,322,859
39,500	Gilead Sciences, Inc.[a]	3,185,675
5,500	HCA Holdings, Inc.[a]	276,485
4,900	Healthways, Inc.[a]	75,019
5,800	Illumina, Inc.[a]	881,600
3,796	Johnson & Johnson	335,832
5,400	McKesson Corporation	941,814
17,920	Merck & Company, Inc.[b]	949,222
5,200	Molina Healthcare, Inc.[a]	187,200
16,500	Neurocrine Biosciences, Inc.[a]	281,985
23,828	NuVasive, Inc.[a]	892,120
3,300	PAREXEL International Corporation[a]	161,073
24,545	PDL BioPharma, Inc.	223,359
5,400	PerkinElmer, Inc.	235,440
5,795	Perrigo Company plc	902,050
6,300	Questcor Pharmaceuticals, Inc.	422,163
8,698	Sanofi ADR	425,332
11,500	Thoratec Corporation[a]	401,810
3,700	United Therapeutics Corporation[a]	379,694
13,250	UnitedHealth Group, Inc.	957,710
2,900	Universal Health Services, Inc.	237,858
300	Veeva Systems, Inc.[a]	9,537
5,000	Waters Corporation[a]	541,350

Shares	Common Stock (28.0%)	Value

Health Care (3.4%) - continued
5,551	Zimmer Holdings, Inc.	$521,627

	Total	24,221,908

Industrials (3.8%)
4,200	3M Company	538,398
8,897	Actuant Corporation	304,455
3,590	Acuity Brands, Inc.	456,074
18,950	ADT Corporation	569,258
3,300	Aecom Technology Corporation[a]	94,611
10,500	AGCO Corporation	559,965
2,334	Allegion plc[a]	115,183
11,060	Apogee Enterprises, Inc.	373,828
2,200	Arkansas Best Corporation	75,438
4,600	Armstrong World Industries, Inc.[a]	256,128
2,900	Babcock & Wilcox Company	99,412
11,200	Boeing Company[b]	1,402,912
5,577	Briggs & Stratton Corporation	117,507
9,770	CLARCOR, Inc.	541,453
1,800	Colfax Corporation[a]	108,450
28,731	CSX Corporation[b]	773,151
1,100	Deluxe Corporation	53,405
25,560	DigitalGlobe, Inc.[a]	975,881
4,900	Dover Corporation	424,144
26,553	EMCOR Group, Inc.	1,128,768
1,000	Esterline Technologies Corporation[a]	102,950
8,800	Exelis, Inc.	172,392
5,700	Flowserve Corporation	412,281
4,300	Fluor Corporation	326,628
5,500	Foster Wheeler AGa	164,890
8,830	GATX Corporation	511,257
26,800	HNI Corporation	919,508
19,789	Honeywell International, Inc.[b]	1,805,350
1,700	Huntington Ingalls Industries, Inc.	161,534
13,200	Ingersoll-Rand plc	776,028
25,430	Jacobs Engineering Group, Inc.[a]	1,543,855
27,630	Korn/Ferry International[a]	648,200
14,600	Landstar System, Inc.	838,624
800	Lindsay Manufacturing Company	68,000
1,700	Lockheed Martin Corporation	256,547
14,864	Manitowoc Company, Inc.	422,881
26,600	Manpower, Inc.	2,072,140
2,500	Matson, Inc.	59,825
5,000	MRC Global, Inc.[a]	139,600
11,200	Mueller Water Products, Inc.	97,216
2,600	Old Dominion Freight Line, Inc.[a]	141,024
20,412	Oshkosh Corporation	1,105,106
3,432	Parker Hannifin Corporation	389,086
4,270	Pentair, Ltd.	317,389
4,900	Quanta Services, Inc.[a]	152,733
9,400	Republic Airways Holdings, Inc.[a]	92,214
21,660	Ritchie Brothers Auctioneers, Inc.	497,314
600	Rockwell Automation, Inc.	68,904
61,300	Southwest Airlines Company	1,284,235
5,700	Spirit Airlines, Inc.[a]	267,330
5,700	Swift Transportation Company[a]	124,260
8,566	Tennant Company	549,338
5,100	Titan International, Inc.	85,476
8,900	Union Pacific Corporation	1,550,736
2,086	United Stationers, Inc.	86,423
1,300	United Technologies Corporation	148,226
7,300	Wabash National Corporation[a]	100,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value

Industrials (3.8%) - continued
2,700	WESCO International, Inc.[a]	$223,992

	Total	27,651,996

Information Technology (5.6%)
11,600	Accenture plc	926,608
14,600	Activision Blizzard, Inc.	250,098
4,300	Alliance Data Systems Corporation[a]	1,030,538
5,500	Amdocs, Ltd.	237,930
800	Anixter International, Inc.	70,176
6,227	Apple, Inc.[b]	3,117,236
33,994	Applied Materials, Inc.	571,779
6,400	Arris Group, Inc.[a]	165,760
1,400	Aspen Technology, Inc.[a]	63,798
130,500	Atmel Corporation[a]	1,090,980
8,900	Autodesk, Inc.[a]	456,125
8,400	AVG Technologies NVa	139,356
5,500	Avnet, Inc.	225,885
2,700	Booz Allen Hamilton Holding Corporation	49,356
21,730	Broadridge Financial Solutions, Inc.	788,582
29,900	Brocade Communications Systems, Inc.[a]	279,266
2,300	CDW Corporation	54,441
75,530	Cisco Systems, Inc.[b]	1,654,862
20,736	CoreLogic, Inc.[a]	660,442
3,754	DST Systems, Inc.	341,614
20,661	E2open, Inc.[a]	494,831
6,124	eBay, Inc.[a]	325,797
31,150	EMC Corporation[b]	755,076
38,850	Facebook, Inc.[a]	2,430,844
8,000	Fairchild Semiconductor International, Inc.[a]	102,080
2,200	FLIR Systems, Inc.	69,784
800	Gartner, Inc.[a]	56,264
2,800	Genpact, Ltd.[a]	47,516
3,175	Google, Inc.[a,b]	3,749,580
14,500	Guidewire Software, Inc.[a]	684,545
1,500	iGATE Corporation[a]	50,625
24,700	Informatica Corporation[a]	996,892
7,000	InterDigital, Inc.	201,250
2,200	International Business Machines Corporation	388,696
1,600	Itron, Inc.[a]	64,608
4,200	Ixia[a]	53,718
4,900	j2 Global, Inc.	222,215
14,300	Jabil Circuit, Inc.	256,971
15,011	Juniper Networks, Inc.[a]	399,443
1,125	Leidos Holdings, Inc.	51,007
6,605	Lexmark International, Inc.	258,850
27,000	MasterCard, Inc.	2,043,360
10,850	Microsoft Corporation	410,672
33,050	NetApp, Inc.	1,399,337
2,000	NeuStar, Inc.[a]	67,780
42,648	NVIDIA Corporation	669,574
7,300	Oracle Corporation	269,370
13,475	Plantronics, Inc.	578,482
13,900	Polycom, Inc.[a]	165,827
20,850	QUALCOMM, Inc.[b]	1,547,487
17,300	Salesforce.com, Inc.[a]	1,047,169
6,131	Sapient Corporation[a]	98,280
10,500	SunPower Corporation[a]	339,780
37,340	Symantec Corporation	799,449

Shares	Common Stock (28.0%)	Value

Information Technology (5.6%) - continued
9,400	Take-Two Interactive Software, Inc.[a]	$180,292
6,900	Teradata Corporation[a]	283,728
53,016	Teradyne, Inc.[a]	997,231
24,550	Texas Instruments, Inc.	1,040,920
1,800	Trimble Navigation, Ltd.[a]	58,194
35,546	TriQuint Semiconductor, Inc.[a]	295,032
18,250	Ubiquiti Networks, Inc.[a]	751,900
18,827	Virtusa Corporation[a]	645,390
42,700	Vishay Intertechnology, Inc.[a]	579,866
17,450	VMware, Inc.[a]	1,572,943
38,600	Xerox Corporation	418,810
7,110	Xilinx, Inc.	330,046
4,600	Xoom Corporation[a]	125,994

	Total	40,552,337

Materials (0.9%)
1,300	AEP Industries, Inc.[a]	57,252
26,301	Allied Nevada Gold Corporation[a]	129,138
4,420	Celanese Corporation	223,829
17,100	Coeur Mining, Inc.[a]	173,565
6,650	Dow Chemical Company	302,641
8,600	Eagle Materials, Inc.	677,250
2,600	Eastman Chemical Company	202,696
21,340	H.B. Fuller Company	994,017
1,333	Innophos Holdings, Inc.	62,211
18,500	Louisiana-Pacific Corporation[a]	324,305
19,620	Materials Select Sector SPDR Fund	864,065
2,450	Monsanto Company	261,048
4,950	Nucor Corporation	239,332
10,700	Owens-Illinois, Inc.[a]	342,828
3,800	Packaging Corporation of America	245,480
2,300	PPG Industries, Inc.	419,428
3,500	Schweitzer-Mauduit International, Inc.	161,455
7,094	Silgan Holdings, Inc.	325,118
25,744	Steel Dynamics, Inc.	424,776
11,100	Teck Resources, Ltd.	266,622
2,100	Worthington Industries, Inc.	85,134

	Total	6,782,190

Telecommunications Services (0.3%)
19,800	AT&T, Inc.	659,736
9,231	Cogent Communications Group, Inc.	381,886
16,794	Verizon Communications, Inc.	806,448

	Total	1,848,070

Utilities (0.7%)
2,700	Calpine Corporation[a]	51,246
13,800	CMS Energy Corporation	383,502
2,200	Exelon Corporation	63,800
15,610	NiSource, Inc.	536,516
17,071	NorthWestern Corporation	771,780
21,130	PG&E Corporation	890,629
12,915	PNM Resources, Inc.	318,355
9,200	Public Service Enterprise Group, Inc.	306,728
7,200	Southern Company	296,928
12,810	Southwest Gas Corporation	688,281

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value

Utilities (0.7%) - continued
11,700	Wisconsin Energy Corporation	$499,239

	Total	4,807,004

	Total Common Stock (cost $161,436,838)	202,099,528

Principal Amount	Long-Term Fixed Income (4.5%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	479,589

	Total	479,589

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
62,104	0.608%, 12/25/2035[c]	34,981
	Residential Asset Securitization Trust
77,944	0.538%, 8/25/2037[c]	35,666
	Sequoia Mortgage Trust
38,660	2.634%, 9/20/2046	2,452
172,271	2.634%, 9/20/2046	147,685
	WaMu Mortgage Pass Through Certificates
75,467	2.362%, 9/25/2036	67,090
109,407	2.418%, 10/25/2036	94,969

	Total	382,843

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	269,001

	Total	269,001

Mortgage-Backed Securities (1.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,625,000	3.000%, 2/1/2029[d]	1,674,321
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,625,000	3.500%, 2/1/2029[d]	1,712,852
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,350,000	3.500%, 2/1/2044[d]	3,398,679
3,300,000	4.000%, 2/1/2044[d]	3,456,750
3,143,000	4.500%, 2/1/2044[d]	3,371,850

	Total	13,614,452

U.S. Government and Agencies (2.4%)
	U.S. Treasury Bonds
4,610,000	3.000%, 5/15/2042	4,105,062
	U.S. Treasury Notes
5,000,000	1.250%, 10/31/2018	4,957,810
1,250,000	1.750%, 5/15/2023	1,159,765
5,100,000	2.500%, 8/15/2023	5,039,438

Principal Amount	Long-Term Fixed Income (4.5%)	Value

U.S. Government and Agencies (2.4%) - continued
	U.S. Treasury Notes, TIPS
$2,016,638	0.125%, 4/15/2018	$2,081,392

	Total	17,343,467

	Total Long-Term Fixed Income (cost $32,681,545)	32,089,352

Shares or Principal Amount	Short-Term Investments (3.3%)[e]	Value

	Federal Home Loan Bank Discount Notes
4,000,000	0.022%, 2/5/2014	3,999,990
3,000,000	0.025%, 2/7/2014	2,999,988
3,000,000	0.020%, 2/12/2014	2,999,982
4,000,000	0.020%, 2/14/2014	3,999,971
3,000,000	0.040%, 3/21/2014	2,999,840
100,000	0.100%, 4/23/2014[b]	99,977
2,650,000	0.060%, 5/28/2014[b]	2,649,488
100,000	0.090%, 7/11/2014[b]	99,960
500,000	0.095%, 7/18/2014[b]	499,780
3,250,000	0.095%, 7/23/2014[b]	3,248,525
	U.S. Treasury Bills
500,000	0.070%, 4/24/2014	499,920

	Total Short-Term Investments (at amortized cost)	24,097,421

	Total Investments (cost $598,219,744) 101.2%	$729,943,247

	Other Assets and Liabilities, Net (1.2%)	(9,009,132)

	Total Net Assets 100.0%	$720,934,115

a	Non-income producing security.
b	At January 31, 2014, $25,995,485 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$135,993,229
Gross unrealized depreciation	(4,269,726)

Net unrealized appreciation (depreciation)	$131,723,503

Cost for federal income tax purposes	$598,219,744

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	440,232,347	440,232,347	–	–
Fixed Income Mutual Funds	31,424,599	31,424,599	–	–
Common Stock
Consumer Discretionary	32,192,681	32,192,681	–	–
Consumer Staples	10,498,945	9,716,254	782,691	–
Energy	15,149,810	15,149,810	–	–
Financials	38,394,587	38,394,587	–	–
Health Care	24,221,908	24,221,908	–	–
Industrials	27,651,996	27,651,996	–	–
Information Technology	40,552,337	40,552,337	–	–
Materials	6,782,190	6,782,190	–	–
Telecommunications Services	1,848,070	1,848,070	–	–
Utilities	4,807,004	4,807,004	–	–
Long-Term Fixed Income
Asset-Backed Securities	479,589	–	479,589	–
Collateralized Mortgage Obligations	382,843	–	382,843	–
Commercial Mortgage-Backed
Securities	269,001	–	269,001	–
Mortgage-Backed Securities	13,614,452	–	13,614,452	–
U.S. Government and Agencies	17,343,467	–	17,343,467	–
Short-Term Investments	24,097,421	–	24,097,421	–

Total	$729,943,247	$672,973,783	$56,969,464	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,287,004	545,976	741,028	–

Total Asset Derivatives	$1,287,004	$545,976	$741,028	$–

Liability Derivatives
Futures Contracts	1,103,666	1,103,666	–	–

Total Liability Derivatives	$1,103,666	$1,103,666	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	March 2014	($2,202,001)	($2,202,032)	($31)
5-Yr. U.S. Treasury Bond Futures	(55)	March 2014	(6,629,559)	(6,634,375)	(4,816)
10-Yr. U.S. Treasury Bond Futures	(60)	March 2014	(7,500,130)	(7,545,000)	(44,870)
30-Yr. U.S. Treasury Bond Futures	15	March 2014	1,945,593	2,003,907	58,314
Eurex EURO STOXX 50 Futures	1,129	March 2014	45,092,002	45,833,030	741,028
Mini MSCI EAFE Index Futures	58	March 2014	5,275,550	5,271,620	(3,930)
Russell 2000 Index Mini-Futures	(657)	March 2014	(73,388,674)	(74,129,310)	(740,636)
S&P 400 Index Mini-Futures	(581)	March 2014	(75,819,048)	(76,128,431)	(309,383)
S&P 500 Index Futures	223	March 2014	98,591,991	99,045,450	453,459
Ultra Long Term U.S. Treasury Bond Futures	5	March 2014	684,859	719,062	34,203
Total Futures Contracts					$183,338

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Opportunity Income Plus	$7,089,536	$61,690	$–	692,955	$7,165,155	$62,383
Natural Resources	15,606,171	110,960	–	1,530,785	14,573,073	110,960
Partner Small Cap Growth	58,790,709	7,888,596	–	3,871,291	59,927,583	–
Partner Small Cap Value	14,679,292	467,934	–	698,214	14,878,946	54,742
Small Cap Stock	21,072,973	137,788	–	1,010,949	21,887,054	–
Mid Cap Growth	35,434,050	3,919,149	–	1,613,534	36,014,068	–
Partner Mid Cap Value	24,710,652	4,666,691	–	1,859,855	25,368,424	128,783
Mid Cap Stock	40,553,646	144,003	–	1,842,031	42,071,987	144,003
Partner Worldwide Allocation	106,995,683	2,192,172	–	10,540,808	104,353,996	2,192,172
Large Cap Growth	49,365,412	182,168	–	6,475,568	51,675,036	182,168
Large Cap Value	43,527,269	576,568	–	2,353,715	44,296,910	576,568
Large Cap Stock	24,556,029	2,395,199	–	978,449	25,185,270	202,943
High Yield	8,654,617	136,692	113,775	1,701,476	8,677,526	136,692
Income	5,859,319	58,407	–	651,756	5,937,501	58,410
Limited Maturity Bond	–	9,690,233	–	774,030	9,644,417	35,022
Total Value and Income Earned	456,895,358				471,656,946	3,884,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$2,049,114	4.250%, 6/30/2019	$2,070,466
	Ineos Group Holdings, Ltd., Term Loan
629,180	4.000%, 5/4/2018	631,652
	Tronox Pigments BV, Term Loan
164,175	4.500%, 3/19/2020	165,940
	US Coatings Acquisition, Inc., Term Loan
377,150	4.750%, 2/1/2020	380,262

	Total	3,248,320

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
818,813	3.500%, 2/8/2020	815,463
	Silver II Borrower, Term Loan
214,516	4.000%, 12/13/2019	215,321

	Total	1,030,784

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
291,313	3.250%, 11/30/2019	291,312
	Cequel Communications, LLC, Term Loan
267,955	3.500%, 2/14/2019	268,592
	Charter Communications Operating, LLC, Term Loan
109,450	3.000%, 7/1/2020	108,949
	Clear Channel Communications, Inc., Term Loan
11,263	3.810%, 1/29/2016	10,971
646,736	6.910%, 1/30/2019	627,198
208,001	7.669%, 7/30/2019	207,078
	Cricket Communications, Inc., Term Loan
74,250	4.750%, 10/10/2019	74,390
462,675	4.750%, 3/8/2020	463,087
	Cumulus Media Holdings, Inc., Term Loan
416,638	4.250%, 12/23/2020	420,629
	Fairpoint Communications, Term Loan
545,875	7.500%, 2/14/2019	564,527
	Grande Communications Networks, LLC, Term Loan
328,350	4.500%, 5/29/2020	327,667
	Hargray Communications Group, Inc., Term Loan
452,725	4.750%, 6/26/2019	457,252
	Integra Telecom Holdings, Inc., Term Loan
322,562	5.250%, 2/22/2019	326,327
105,000	9.750%, 2/21/2020	107,734
	Level 3 Communications, Inc., Term Loan
715,000	4.000%, 1/15/2020	719,319
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
359,525	6.000%, 6/9/2017	360,424

Principal Amount	Bank Loans (2.3%)[a]	Value

Communications Services (0.7%) - continued
	LTS Buyer, LLC, Term Loan
$243,775	4.000%, 4/13/2020	$244,384
17,077	6.750%, 4/12/2021	17,398
	McGraw-Hill Global Education Holdings, LLC, Term Loan
392,700	9.000%, 3/22/2019	399,635
	Mediacom Broadband, LLC, Term Loan
291,312	4.000%, 1/20/2020	291,799
	NEP Broadcasting, LLC, Term Loan
816,750	4.750%, 1/22/2020	818,792
31,429	9.500%, 7/22/2020	32,136
	NTelos, Inc., Term Loan
162,937	5.750%, 11/9/2019	163,294
	RCN Telecom Services, LLC, Term Loan
429,656	4.500%, 3/1/2020	434,086
	SBA Senior Finance II, LLC, Term Loan
78,813	3.750%, 9/28/2019	79,207
	Syniverse Holdings, Inc., Term Loan
426,589	4.000%, 4/23/2019	428,616
	TNS, Inc., Term Loan
325,833	5.000%, 2/14/2020	327,668
	Virgin Media Investment Holdings, Ltd., Term Loan
675,000	3.500%, 6/8/2020	676,350
	Visant Corporation, Term Loan
748,643	5.250%, 12/22/2016	739,988
	WideOpenWest Finance, LLC, Term Loan
724,525	4.750%, 4/1/2019	729,959
	Zayo Group, LLC, Term Loan
654,196	4.000%, 7/2/2019	657,316

	Total	11,376,084

Consumer Cyclical (0.5%)
	Bally Technologies, Inc., Term Loan
339,150	4.250%, 11/25/2020	341,588
	Burlington Coat Factory Warehouse Corporation, Term Loan
420,841	4.250%, 2/23/2017	423,737
	Cenveo Corporation, Term Loan
223,971	6.250%, 2/13/2017	226,025
	Ceridian Corporation, Term Loan
385,000	4.408%, 5/9/2017	386,540
	Chrysler Group, LLC, Term Loan
362,214	3.500%, 5/24/2017	362,938
	Golden Nugget, Inc., Delayed Draw
66,000	0.500%, 11/21/2019	67,155
	Golden Nugget, Inc., Term Loan
154,000	5.500%, 11/21/2019	156,695
	Harland Clarke Holdings Corporation, Term Loan
70,000	0.000%, 8/17/2019[b,c]	70,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Cyclical (0.5%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$159,200	6.000%, 5/22/2018	$154,258
	Las Vegas Sands, LLC, Term Loan
975,000	3.250%, 12/19/2020	977,067
	Marina District Finance Company, Inc., Term Loan
820,000	6.750%, 8/15/2018	827,175
	MGM Resorts International, Term Loan
346,500	3.500%, 12/20/2019	346,427
	Mohegan Tribal Gaming
	Authority, Term Loan
900,000	5.500%, 11/19/2019	914,301
	ROC Finance, LLC, Term Loan
603,488	3.633%, 6/20/2019	588,781
	Seminole Indian Tribe of Florida,
	Term Loan
194,237	3.000%, 4/29/2020	194,197
	Seven Seas Cruises S de RL, LLC, Term Loan
652,000	4.750%, 12/21/2018	653,630
	Toys R Us, Inc., Term Loan
578,282	5.250%, 5/25/2018	471,826
	Univision Communications, Inc., Term Loan
771,015	4.000%, 3/1/2020	775,109

	Total	7,937,799

Consumer Non-Cyclical (0.3%)
	ADS Waste Holdings, Term Loan
683,100	4.250%, 10/9/2019	685,020
	Albertsons, Inc., Term Loan
777,350	4.750%, 3/21/2019	784,626
	Biomet, Inc., Term Loan
497,500	3.664%, 7/25/2017	500,331
	CHS/Community Health Systems, Inc., Term Loan
99,582	3.487%, 1/25/2017	100,115
265,418	4.250%, 1/27/2021	268,173
	Del Monte Corporation, Term Loan
67,885	4.000%, 3/8/2018	68,140
	DJO Finance, LLC, Term Loan
523,026	4.750%, 9/15/2017	526,687
	Grifols, Inc., Term Loan
357,869	4.250%, 6/1/2017	360,359
	Hologic, Inc., Term Loan
351,935	3.750%, 8/1/2019	354,085
	JBS USA, LLC, Term Loan
410,850	3.750%, 5/25/2018	409,823
	McJunkin Red Man Corporation, Term Loan
264,338	5.000%, 11/8/2019	267,393
	Rite Aid Corporation, Term Loan
84,362	4.000%, 2/21/2020	84,826
165,000	5.750%, 8/21/2020	168,424
	Roundy’s Supermarkets, Inc., Term Loan[b,c]
555,952	5.750%, 2/13/2019	561,340

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Non-Cyclical (0.3%) - continued
	Supervalu, Inc., Term Loan
$504,468	5.000%, 3/21/2019	$507,368
	Van Wagner Communications, LLC, Term Loan
292,050	6.250%, 8/3/2018	295,336

	Total	5,942,046

Energy (0.1%)
	Arch Coal, Inc., Term Loan
877,115	6.250%, 5/16/2018	867,906
	Chesapeake Energy Corporation, Term Loan
1,060,000	5.750%, 12/2/2017	1,083,723
	Offshore Group Investment, Ltd., Term Loan
456,550	5.750%, 3/28/2019	463,206
	Pacific Drilling SA, Term Loan
213,925	4.500%, 6/3/2018	216,332

	Total	2,631,167

Financials (0.1%)
	GEO Group, Inc., Term Loan
108,183	3.250%, 4/3/2020	108,453
	Intelsat Jackson Holdings SA, Term Loan
518,469	3.750%, 6/30/2019	522,265
	MoneyGram International, Inc., Term Loan
436,700	4.250%, 3/27/2020	440,386
	WaveDivision Holdings, LLC, Term Loan
673,200	4.000%, 10/12/2019	677,407

	Total	1,748,511

Technology (0.1%)
	First Data Corporation Extended, Term Loan
720,000	4.158%, 3/23/2018	719,280
	First Data Corporation, Term Loan
295,000	4.158%, 9/24/2018	294,755
	Freescale Semiconductor, Inc., Term Loan
397,000	5.000%, 3/1/2020	399,977
257,355	5.000%, 1/15/2021	260,433
	Infor US, Inc., Term Loan
466,487	3.750%, 6/3/2020	467,555
	SunGard Data Systems, Inc., Term Loan
539,550	4.500%, 1/31/2020	541,034

	Total	2,683,034

Transportation (0.1%)
	American Airlines, Inc., Term Loan
457,700	3.750%, 6/27/2019	460,478
	Delta Air Lines, Inc., Term Loan
577,299	3.500%, 4/20/2017	580,497
	United Air Lines, Inc., Term Loan
267,975	4.000%, 4/1/2019	270,376

	Total	1,311,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Utilities (0.1%)
	Calpine Corporation, Term Loan
$84,135	4.000%, 4/1/2018	$84,591
577,688	4.000%, 10/9/2019	581,841
	Intergen NV, Term Loan
208,950	5.500%, 6/15/2020	210,517
	NGPL PipeCo, LLC, Term Loan
510,022	6.750%, 9/15/2017	483,246

	Total	1,360,195

	Total Bank Loans (cost $39,000,567)	39,269,291

Shares	Mutual Funds (62.5%)	Value

Equity Mutual Funds (52.4%)
3,092,268	Thrivent Natural Resources Fund	29,438,392
3,462,250	Thrivent Partner Small Cap Growth Fund	53,595,636
1,628,108	Thrivent Partner Small Cap Value Fund	34,694,975
1,353,438	Thrivent Small Cap Stock Fund	29,301,922
2,132,075	Thrivent Mid Cap Growth Fund	47,587,916
3,844,932	Thrivent Partner Mid Cap Value Fund	52,444,873
4,047,495	Thrivent Mid Cap Stock Fund	92,444,796
20,291,180	Thrivent Partner Worldwide Allocation Fund	200,882,678
14,406,776	Thrivent Large Cap Growth Fund	114,966,075
7,692,182	Thrivent Large Cap Value Fund	144,766,858
3,491,822	Thrivent Large Cap Stock Fund	89,879,496

	Total	890,003,617

Fixed Income Mutual Funds (10.1%)
11,200,430	Thrivent High Yield Fund	57,122,192
7,974,638	Thrivent Income Fund	72,648,956
2,342,725	Thrivent Government Bond Fund	23,146,121
1,495,150	Thrivent Limited Maturity Bond Fund	18,629,564

	Total	171,546,833

	Total Mutual Funds (cost $880,434,010)	1,061,550,450

Shares	Common Stock (19.8%)	Value

Communication Services (<0.1%)
80,300	Bezeq Israel Telecommunication
	Corporation, Ltd.	122,371

	Total	122,371

Consumer Discretionary (3.0%)
8,000	888 Holdings Public Company, Ltd.	18,798
14,000	Abercrombie & Fitch Company	495,320
6,300	Amazon.com, Inc.[d]	2,259,747
1,700	Aoyama Trading Company, Ltd.	43,616
3,150	AutoZone, Inc.[d]	1,559,439
15,000	Barnes & Noble, Inc.[d]	202,200
25,100	Best Buy Company, Inc.	590,854
11,100	Bloomin’ Brands, Inc.[d]	254,967
300	BorgWarner, Inc.	16,110
30,900	Cablevision Systems Corporation	495,636
3,300	Carphone Warehouse Group plc	16,181
8,710	CBS Corporation	511,451

Shares	Common Stock (19.8%)	Value

Consumer Discretionary (3.0%) - continued
3,600	Charter Communications, Inc.[d]	$493,200
32,990	Cheesecake Factory, Inc.	1,469,375
4,200	Children’s Place Retail Stores, Inc.[d]	221,214
2,080	Cineworld Group plc[d]	4,206
6,500	Cineworld Group plc	37,801
86,350	Comcast Corporation[e]	4,701,757
800	Continental AG	171,693
11,200	Crocs, Inc.[d]	171,920
300	Daimler AG	25,058
9,900	Dana Holding Corporation	187,308
25,602	Delphi Automotive plc	1,558,906
720	Discovery Communications, Inc.[d]	57,442
15,600	DISH Network Corporation[d]	879,528
1,130	Dollar Tree, Inc.[d]	57,088
300	Dunkin’ Brands Group, Inc.	13,959
5,400	Eniro ABd	40,296
8,200	Enterprise Inns plc[d]	21,665
3,545	Finish Line, Inc.	90,929
88,600	Ford Motor Company	1,325,456
15,800	Francesca’s Holdings Corporation[d]	300,200
5,700	Fuji Heavy Industries, Ltd.	155,391
12,180	GNC Holdings, Inc.	622,520
19,200	Halfords Group plc	144,377
3,500	Harman International Industries, Inc.	362,005
19,800	Haseko Corporation[d]	147,383
25,700	Home Depot, Inc.[e]	1,975,045
42,100	Home Retail Group plc	123,753
610	HomeAway, Inc.[d]	24,925
34,015	Houghton Mifflin Harcourt Company[d]	654,449
42,735	Ignite Restaurant Group, Inc.[d]	519,658
2,700	ITT Educational Services, Inc.[d]	79,380
50,800	ITV plc	163,926
5,700	Kingfisher plc	34,561
4,600	Kohl’s Corporation	232,898
33,513	Las Vegas Sands Corporation	2,564,415
30,191	LeapFrog Enterprises, Inc.[d]	214,960
5,912	LifeLock, Inc.[d]	120,664
410	Limited Brands, Inc.	21,468
9,200	Live Nation Entertainment, Inc.[d]	195,684
37,170	Lowe’s Companies, Inc.	1,720,599
14,400	Macy’s, Inc.	766,080
920	Marriott International, Inc.	45,356
5,500	Marriott Vacations Worldwide Corporation[d]	263,340
58,708	MDC Partners, Inc.	1,410,753
28,700	Mediaset SPA[d]	145,968
16,870	Meredith Corporation	772,309
7,800	Michael Kors Holdings, Ltd.[d]	623,454
6,400	Mitchells & Butlers plc[d]	47,292
3,000	N Brown Group plc	26,637
30,660	News Corporation	957,818
26,830	Nexstar Broadcasting Group, Inc.	1,289,181
21,250	NIKE, Inc.	1,548,062
2,500	Noodles & Company[d]	90,875
10,600	Omnicom Group, Inc.	769,348
200	O’Reilly Automotive, Inc.[d]	26,196
1,900	Pandora AS	109,010
30,760	Papa John’s International, Inc.	1,480,479
300	PetSmart, Inc.	18,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (19.8%)	Value

Consumer Discretionary (3.0%) - continued
15,086	Pier 1 Imports, Inc.	$288,293
8,000	Regal Entertainment Group	156,000
2,000	Renault SA	173,739
5,500	Restaurant Group plc	55,317
4,100	Retailmenot, Inc.[d]	145,181
510	Ross Stores, Inc.	34,634
2,100	Safilo Group SPA[d]	48,652
10,000	Scientific Games Corporation[d]	140,800
8,700	Scripps Networks Interactive, Inc.	630,924
6,000	Seiko Holdings Corporation	29,564
22,100	Seven West Media, Ltd.	42,321
5,400	Signet Jewelers, Ltd.	429,570
24,700	Smith & Wesson Holding Corporation[d]	323,323
4,600	Sonic Corporation[d]	81,834
32,000	Southern Cross Media Group, Ltd.	43,930
59,756	Staples, Inc.	786,389
11,910	Starwood Hotels & Resorts Worldwide, Inc.[e]	889,796
2,800	Sturm, Ruger & Company, Inc.	213,276
4,900	Sumitomo Forestry Company, Ltd.	52,809
1,700	Takkt AG	31,944
2,700	Target Corporation	152,928
5,300	Technicolor SAd	26,251
11,800	Tempur-Pedic International, Inc.[d]	581,622
8,720	Time Warner Cable, Inc.	1,162,114
3,000	TJX Companies, Inc.	172,080
18,510	Toll Brothers, Inc.[d]	680,242
12,000	TomTom NVd	83,143
4,700	Toyota Motor Corporation	268,932
720	Tractor Supply Company	47,887
600	TS Tech Company, Ltd.	22,127
67,240	Tuesday Morning Corporation[d]	883,534
41,850	Twenty-First Century Fox, Inc.	1,331,667
300	Under Armour, Inc.[d]	32,433
3,700	Urban Outfitters, Inc.[d]	132,534
10,200	USS Company, Ltd.	139,349
510	VF Corporation	29,809
13,200	Viacom, Inc.[e]	1,083,720
14,300	Weight Watchers International, Inc.	386,529
9,900	Wyndham Worldwide Corporation	702,306
100	Wynn Resorts, Ltd.	21,742

	Total	51,301,684

Consumer Staples (1.1%)
27,700	Altria Group, Inc.	975,594
2,505	Andersons, Inc.	207,264
7,200	Anheuser-Busch InBev NV ADR	690,408
19,653	Annie’s, Inc.[d]	788,478
410	Beam, Inc.	34,153
2,900	Brown-Forman Corporation	223,300
5,400	Bunge, Ltd.	409,104
2,300	Campbell Soup Company	94,783
15,200	Colgate-Palmolive Company	930,696
1,714	Cranswick plc	37,097
38,230	CVS Caremark Corporation	2,588,936
5,100	Fairway Group Holdings Corporation[d]	59,925
4,800	Green Mountain Coffee Roasters, Inc.	388,800
30,200	Greencore Group plc	123,717
510	Hain Celestial Group, Inc.[d]	46,864

Shares	Common Stock (19.8%)	Value

Consumer Staples (1.1%) - continued
1,500	Henkel AG & Company KGaA	$162,370
15,252	Ingredion, Inc.	950,200
2,500	Japan Tobacco, Inc.	77,174
5,520	Kimberly-Clark Corporation	603,722
5,500	Koninklijke (Royal) Ahold NV	91,550
5,579	Kraft Foods Group, Inc.	292,061
23,400	Kroger Company	844,740
853	Leroy Seafood Group ASA	25,855
1,000	Mandom Corporation	34,102
24,347	Mondelez International, Inc.	797,364
610	Monster Beverage Corporation[d]	41,419
12,800	Nestle SA	927,633
6,179	Philip Morris International, Inc.	482,827
5,000	Prestige Brands Holdings, Inc.[d]	151,300
11,900	Procter & Gamble Company[e]	911,778
91,700	Rite Aid Corporation[d]	508,935
300	Royal Unibrew AS	37,904
26,500	Safeway, Inc.	827,860
6,800	Sprouts Farmers Markets, Inc.[d]	243,032
300	United Natural Foods, Inc.[d]	20,271
8,100	Wal-Mart Stores, Inc.[e]	604,908
79,060	WhiteWave Foods Company[d]	1,914,043
510	Whole Foods Market, Inc.	26,653
5,300	Woolworths, Ltd.	158,009

	Total	18,334,829

Energy (1.5%)
79,110	Alpha Natural Resources, Inc.[d]	449,345
15,100	Anadarko Petroleum Corporation	1,218,419
2,600	Atwood Oceanics, Inc.[d]	123,240
819	Awilco Drilling plc	15,733
27,435	BW Offshore, Ltd.	30,185
4,000	C&J Energy Services, Inc.[d]	93,520
2,821	Cabot Oil & Gas Corporation	112,784
29,300	Cameron International Corporation[d]	1,757,121
240	CARBO Ceramics, Inc.	27,629
7,210	Chevron Corporation	804,852
1,290	Cimarex Energy Company	126,394
21,100	Cloud Peak Energy, Inc.[d]	395,203
1,510	Concho Resources, Inc.[d]	147,663
7,650	Denbury Resources, Inc.[d]	122,936
2,470	Energy XXI, Ltd.	56,687
1,880	Ensco plc	94,696
9,298	EOG Resources, Inc.	1,536,402
13,895	EQT Corporation	1,289,595
28,400	Exxon Mobil Corporation	2,617,344
539	Fred Olsen Energy ASA	19,530
5,000	Green Plains Renewable Energy, Inc.	111,400
1,830	Helmerich & Payne, Inc.	161,113
6,390	HollyFrontier Corporation	295,857
5,700	Hunting plc	70,544
18,100	Key Energy Services, Inc.[d]	131,949
71,674	Marathon Oil Corporation	2,350,190
1,400	Marathon Petroleum Corporation	121,870
1,300	Modec, Inc.	35,339
38,000	Nabors Industries, Ltd.	649,040
1,580	National Oilwell Varco, Inc.	118,516

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (19.8%)	Value

Energy (1.5%) - continued
2,150	Newfield Exploration Company[d]	$53,255
3,000	Noble Corporation	93,090
2,040	Noble Energy, Inc.	127,153
22,200	Oasis Petroleum, Inc.[d]	928,182
8,550	Oceaneering International, Inc.	582,682
1,475	Oil States International, Inc.[d]	138,576
13,520	Peabody Energy Corporation	230,516
790	Pioneer Natural Resources Company	133,763
1,315	Range Resources Corporation	113,340
38,180	Rex Energy Corporation[d]	719,311
20,450	Rosetta Resources, Inc.[d]	871,375
2,730	Rowan Companies plc[d]	85,640
2,300	Royal Dutch Shell plc, Class B	84,127
23,960	Schlumberger, Ltd.	2,098,177
14,900	Showa Shell Sekiyu KK	141,796
1,775	SM Energy Company	146,899
920	Southwestern Energy Company[d]	37,435
6,600	Superior Energy Services, Inc.	156,024
4,000	TonenGeneral Sekiyu KK	34,859
24,800	Total SA ADR	1,417,816
111,600	Weatherford International, Ltd.[d]	1,511,064
1,690	Whiting Petroleum Corporation[d]	98,662

	Total	24,888,838

Financials (4.1%)
15,610	ACE, Ltd.	1,464,374
8,805	Affiliated Managers Group, Inc.[d]	1,754,308
4,870	Allied World Assurance Company Holdings AG	501,220
11,070	Allstate Corporation	566,784
4,500	Altisource Residential Corporation	135,000
10,010	American Assets Trust, Inc.	335,035
22,200	American International Group, Inc.	1,064,712
400	Ameriprise Financial, Inc.	42,256
5,500	AmTrust Financial Services, Inc.	177,540
46,200	ARMOUR Residential REIT, Inc.	189,882
23,600	Aviva plc	172,644
7,900	AXA SA	207,226
12,500	Axis Capital Holdings, Ltd.	562,750
27,200	Bank Leumi Le-Israel[d]	103,323
121,180	Bank of America Corporation	2,029,765
600	Bank of Georgia Holdings plc	21,171
2,500	Bankinter SA	18,668
5,600	Banner Corporation	206,248
6,248	Barclays plc	27,893
33,010	BBCN Bancorp, Inc.	496,800
20,700	Berkshire Hathaway, Inc.[d]	2,310,120
3,100	BNP Paribas SA	239,337
7,700	Camden Property Trust	476,014
31,000	CapitaMall Trust[d]	45,241
5,800	Cash America International, Inc.	213,034
59,190	Citigroup, Inc.	2,807,382
3,759	CNA Financial Corporation	147,654
44,519	CNO Financial Group, Inc.	754,152
15,840	Columbia Banking System, Inc.	413,582
7,200	Comerica, Inc.	329,760
6,000	Credit Suisse Group AGd	180,786
24,350	DCT Industrial Trust, Inc.	175,320
11,000	Deutsche Bank AG	529,980

Shares	Common Stock (19.8%)	Value

Financials (4.1%) - continued
9,120	Discover Financial Services	$489,288
6,620	DnB ASA	112,423
22,810	Education Realty Trust, Inc.	205,974
4,800	Evercore Partners, Inc.	268,032
6,080	Extra Space Storage, Inc.	277,613
12,961	F.N.B. Corporation	153,458
47,100	Fifth Third Bancorp	990,042
42,400	First Horizon National Corporation	498,624
5,300	First Industrial Realty Trust, Inc.	90,948
50,600	First Niagara Financial Group, Inc.	437,184
15,630	First Republic Bank	758,524
11,400	Franklin Street Properties Corporation	136,686
11,600	Fulton Financial Corporation	143,260
6,000	FXCM, Inc.	102,840
4,600	GAM Holding AGd	77,205
9,700	Gaming and Leisure Properties, Inc.	336,590
11,400	Grainger plc	39,787
1,100	Grupo Catalana Occidente SA	42,208
9,100	Hang Seng Bank, Ltd.	142,855
35,880	Hanmi Financial Corporation	773,932
22,500	Hatteras Financial Corporation	403,650
22,162	HCC Insurance Holdings, Inc.	950,971
8,071	Henderson Group plc	29,074
19,000	Henderson Land Development Company, Ltd.	102,207
35,435	Host Hotels & Resorts, Inc.	651,650
192,800	Huntington Bancshares, Inc.	1,748,696
19,000	Intermediate Capital Group plc	128,887
28,090	Invesco, Ltd.	933,992
18,000	iShares Barclays 1-3 Year Credit Bond Fund	1,900,260
20,550	iShares Russell 2000 Index Fund	2,304,888
31,200	Israel Discount Bank, Ltd.[d]	53,505
44,535	J.P. Morgan Chase & Company	2,465,458
46,300	KeyCorp	590,788
17,636	Lazard, Ltd.	754,115
156,100	Lloyds TSB Group plc[d]	212,880
5,500	M&T Bank Corporation	613,305
7,800	Macerich Company	441,480
83,500	Man Group plc	111,803
15,900	Mediobanca SPA[d]	145,384
14,600	Mediolanum SPA	125,439
35,040	MetLife, Inc.	1,718,712
32,900	Mitsubishi UFJ Financial Group, Inc.	197,788
3,200	Mitsui & Company, Ltd.	42,852
75,900	Mizuho Financial Group, Inc.	160,857
6,300	Montpelier Re Holdings, Inc.	175,581
38,240	Morgan Stanley	1,128,462
23,700	NASDAQ OMX Group, Inc.	904,155
5,400	NKSJ Holdings, Inc.	140,537
4,300	Nordea Bank AB	57,379
28,700	North Pacific Bank, Ltd.	112,076
12,800	Northern Trust Corporation	770,816
19,000	Oversea-Chinese Banking Corporation, Ltd.	138,051
15,880	PacWest Bancorp	636,947
17,300	Paragon Group Of Companies plc	99,759
16,480	Parkway Properties, Inc.	292,355
17,708	Pebblebrook Hotel Trust	533,542
13,900	PHH Corporation[d]	337,353
2,100	Phoenix Group Holdings	25,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (19.8%)	Value

Financials (4.1%) - continued
27,500	Piedmont Office Realty Trust, Inc.	$458,425
3,400	Portfolio Recovery Associates, Inc.[d]	170,748
5,600	Progressive Corporation	130,144
14,000	Protective Life Corporation	686,140
12,300	Prudential Financial, Inc.	1,037,997
6,800	Prudential plc	136,885
1,000	SBI Holdings, Inc.	13,692
9,800	SLM Corporation	223,048
5,800	Spar Nord Bank ASd	52,112
35,300	SPDR Euro Stoxx 50 ETF	1,403,528
49,500	SPDR S&P 500 ETF Trust	8,819,910
2,380	SPDR S&P Biotech ETF	357,500
12,600	State Street Corporation	843,570
5,890	Stewart Information Services Corporation	191,484
4,200	Sumitomo Mitsui Financial Group, Inc.	194,570
18,700	SVB Financial Group[d]	2,098,701
410	T. Rowe Price Group, Inc.	32,160
8,200	TCF Financial Corporation	132,020
27,110	Terreno Realty Corporation	468,190
17,770	Texas Capital Bancshares, Inc.[d]	1,056,782
4,500	Tokio Marine Holdings, Inc.	131,392
7,650	Visa, Inc.	1,648,040
6,400	W.R. Berkley Corporation	248,064
23,270	Wells Fargo & Company	1,055,062
31,020	Zions Bancorporation	891,825

	Total	69,400,372

Health Care (2.3%)
4,100	Abbott Laboratories	150,306
26,800	Acorda Therapeutics, Inc.[d]	786,580
200	Actavis, Inc.[d]	37,796
800	Actelion, Ltd.[d]	75,111
43,670	Akorn, Inc.[d]	991,309
9,740	Align Technology, Inc.[d]	578,751
48,400	Allscripts Healthcare Solutions, Inc.[d]	801,504
3,710	AmerisourceBergen Corporation	249,386
17,730	Baxter International, Inc.	1,210,959
720	BioMarin Pharmaceutical, Inc.[d]	49,594
62,300	BioScrip, Inc.[d]	530,173
5,051	C.R. Bard, Inc.	654,559
2,300	Catamaran Corporation[d]	111,826
11,700	Centene Corporation[d]	709,020
610	Cerner Corporation[d]	34,703
2,600	Charles River Laboratories International, Inc.[d]	146,978
300	CIGNA Corporation	25,893
1,400	Clinigen Group plc	13,533
13,400	Community Health Systems, Inc.[d]	554,894
63,070	Covidien plc	4,303,897
2,953	Dechra Pharmaceuticals plc	33,958
8,500	DENTSPLY International, Inc.	392,190
300	Draegerwerk AG & Company KGaA	36,546
3,910	Envision Healthcare Holdings, Inc.[d]	129,265
35,435	ExamWorks Group, Inc.[d]	1,091,044
40,750	Express Scripts Holding Company[d]	3,043,617
7,263	Faes Farma, SA	25,825
46,950	Gilead Sciences, Inc.[d]	3,786,517
2,326	GlaxoSmithKline plc	59,788
1,200	GN Store Nord AS	28,498

Shares	Common Stock (19.8%)	Value

Health Care (2.3%) - continued
9,700	HCA Holdings, Inc.[d]	$487,619
8,600	Healthways, Inc.[d]	131,666
10,100	Illumina, Inc.[d]	1,535,200
8,091	Johnson & Johnson	715,811
700	Lonza Group AGd	70,215
9,500	McKesson Corporation	1,656,895
37,740	Merck & Company, Inc.	1,999,088
900	Merck KGaA	139,358
200	Mettler-Toledo International, Inc.[d]	49,260
9,200	Molina Healthcare, Inc.[d]	331,200
21,920	Neurocrine Biosciences, Inc.[d]	374,613
3,400	Nobel Biocare Holding AGd	51,826
5,100	Novartis AG	403,108
31,568	NuVasive, Inc.[d]	1,181,906
5,900	PAREXEL International Corporation[d]	287,979
43,280	PDL BioPharma, Inc.	393,848
9,400	PerkinElmer, Inc.	409,840
7,284	Perrigo Company plc	1,133,827
11,100	Questcor Pharmaceuticals, Inc.	743,811
1,400	Roche Holding AG	384,112
200	Roche Holding AG	54,945
2,500	Sanofi	244,404
18,158	Sanofi ADR	887,926
600	Stada Arzneimittel AG	28,555
410	Team Health Holdings, Inc.[d]	17,696
20,720	Thoratec Corporation[d]	723,957
6,500	United Therapeutics Corporation[d]	667,030
25,141	UnitedHealth Group, Inc.[e]	1,817,191
5,100	Universal Health Services, Inc.	418,302
550	Veeva Systems, Inc.[d]	17,484
9,700	Waters Corporation[d]	1,050,219
9,442	Zimmer Holdings, Inc.	887,265

	Total	39,940,176

Industrials (2.7%)
7,400	3M Company	948,606
11,818	Actuant Corporation	404,412
4,770	Acuity Brands, Inc.	605,981
33,300	ADT Corporation	1,000,332
5,800	Aecom Technology Corporation[d]	166,286
18,800	AGCO Corporation	1,002,604
4,067	Allegion plc[d]	200,706
1,440	AMETEK, Inc.	71,165
14,710	Apogee Enterprises, Inc.	497,198
500	Arcadis NV	17,859
3,900	Arkansas Best Corporation	133,731
8,100	Armstrong World Industries, Inc.[d]	451,008
610	B/E Aerospace, Inc.[d]	48,477
5,000	Babcock & Wilcox Company	171,400
8,500	BAM Group	43,610
3,000	Berendsen plc	45,532
15,350	Boeing Company	1,922,741
9,946	Briggs & Stratton Corporation	209,562
15,100	Carillion plc	84,525
200	Central Japan Railway Company	21,916
12,900	Chemring Group plc	51,160
700	China Yuchai International, Ltd.	14,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (19.8%)	Value

Industrials (2.7%) - continued
12,990	CLARCOR, Inc.	$719,906
3,200	Colfax Corporation[d]	192,800
200	Compagnie de Saint-Gobain	10,489
56,465	CSX Corporation	1,519,473
910	Delta Air Lines, Inc.	27,855
1,900	Deluxe Corporation	92,245
33,970	DigitalGlobe, Inc.[d]	1,296,975
8,700	Dover Corporation	753,072
500	Elbit Systems, Ltd.	28,136
35,063	EMCOR Group, Inc.	1,490,528
1,700	Esterline Technologies Corporation[d]	175,015
15,500	Exelis, Inc.	303,645
200	Expeditors International of Washington, Inc.	8,172
410	Fastenal Company	18,011
10,110	Flowserve Corporation	731,256
5,100	Fluor Corporation	387,396
820	Fortune Brands Home and Security, Inc.	36,949
9,600	Foster Wheeler AGd	287,808
12,150	GATX Corporation	703,485
500	Go-Ahead Group plc	16,231
410	Graco, Inc.	28,491
6,200	GWA Group, Ltd.	16,250
5,000	Hanwa Company, Ltd.	25,776
35,420	HNI Corporation	1,215,260
28,566	Honeywell International, Inc.	2,606,076
2,900	Huntington Ingalls Industries, Inc.	275,558
1,000	I.M.A. Industria Macchine Automatiche SPA	41,810
25,300	Ingersoll-Rand plc	1,487,387
7,500	ITE Group plc	33,684
39,040	Jacobs Engineering Group, Inc.[d]	2,370,118
510	JB Hunt Transport Services, Inc.	38,276
5,000	JM AB	133,666
8,000	Kamigumi Company, Ltd.	71,653
100	Kansas City Southern	10,559
60,000	Kawasaki Kisen Kaisha, Ltd.	139,860
5,100	Keller Group plc	99,265
5,100	Komori Corporation	79,527
5,000	Koninklijke Philips NV	173,472
36,740	Korn/Ferry International[d]	861,920
2,500	KUKA AG	119,291
19,190	Landstar System, Inc.	1,102,274
1,400	Lindsay Manufacturing Company	119,000
3,000	Lockheed Martin Corporation	452,730
25,807	Manitowoc Company, Inc.	734,209
39,170	Manpower, Inc.	3,051,343
4,400	Matson, Inc.	105,292
8,000	Mermaid Marine Australia, Ltd.	20,514
8,900	MRC Global, Inc.[d]	248,488
19,700	Mueller Water Products, Inc.	170,996
720	Nielsen Holdings NV	30,449
1,000	NIPPO Corporation	15,574
11,000	Nippon Express Company, Ltd.	51,668
1,300	Nippon Konpo Unyu Soko Company, Ltd.	23,083
1,200	Nishio Rent All Company, Ltd.	31,852
5,530	Northgate plc	50,908
4,600	Old Dominion Freight Line, Inc.[d]	249,504
35,224	Oshkosh Corporation	1,907,027

Shares	Common Stock (19.8%)	Value

Industrials (2.7%) - continued
1,100	Osterreichische Post Aktiengesellschaft	$50,695
6,864	Parker Hannifin Corporation	778,172
9,520	Pentair, Ltd.	707,622
9,720	Quanta Services, Inc.[d]	302,972
2,500	Randstad Holding NV	158,543
16,600	Republic Airways Holdings, Inc.[d]	162,846
28,790	Ritchie Brothers Auctioneers, Inc.	661,018
1,230	Robert Half International, Inc.	51,389
1,000	Rockwell Automation, Inc.	114,840
410	Roper Industries, Inc.	56,268
5,700	SAS ABd	15,736
3,300	Seven Group Holdings, Ltd.	22,414
12,700	Shanks Group plc	24,268
26,000	Singapore Airport Terminal Services, Ltd.	63,744
5,900	Skilled Group, Ltd.	14,727
106,200	Southwest Airlines Company	2,224,890
10,100	Spirit Airlines, Inc.[d]	473,690
610	Stericycle, Inc.[d]	71,407
10,100	Swift Transportation Company[d]	220,180
1,200	Temp Holdings Company, Ltd.	35,891
11,398	Tennant Company	730,954
9,000	Titan International, Inc.	150,840
6,000	Toda Corporation	19,961
4,200	Tyco International, Ltd.	170,058
10,550	Union Pacific Corporation	1,838,232
720	United Rentals, Inc.[d]	58,277
3,716	United Stationers, Inc.	153,954
2,200	United Technologies Corporation	250,844
12,900	Wabash National Corporation[d]	176,859
4,700	WESCO International, Inc.[d]	389,912
700	WS Atkins plc	15,633

	Total	45,272,779

Information Technology (3.6%)
20,400	Accenture plc	1,629,552
25,700	Activision Blizzard, Inc.	440,241
1,130	Agilent Technologies, Inc.	65,709
7,500	Alliance Data Systems Corporation[d]	1,797,450
9,700	Amdocs, Ltd.	419,622
510	Amphenol Corporation	44,309
1,400	Anixter International, Inc.	122,808
600	ANSYS, Inc.[d]	47,118
7,402	Apple, Inc.	3,705,441
58,478	Applied Materials, Inc.	983,600
11,300	Arris Group, Inc.[d]	292,670
2,400	Aspen Technology, Inc.[d]	109,368
172,540	Atmel Corporation[d]	1,442,434
16,420	Autodesk, Inc.[d]	841,525
14,800	AVG Technologies NVd	245,532
9,700	Avnet, Inc.	398,379
4,900	Booz Allen Hamilton Holding Corporation	89,572
28,879	Broadridge Financial Solutions, Inc.	1,048,019
52,600	Brocade Communications Systems, Inc.[d]	491,284
800	Cap Gemini SA	54,420
4,100	CDW Corporation	97,047
987	Ciena Corporation[d]	23,027
144,260	Cisco Systems, Inc.[e]	3,160,737
200	Citrix Systems, Inc.[d]	10,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (19.8%)	Value

Information Technology (3.6%) - continued
35,781	CoreLogic, Inc.[d]	$1,139,625
6,703	DST Systems, Inc.	609,973
27,464	E2open, Inc.[d]	657,763
10,349	eBay, Inc.[d]	550,567
6,300	Electrocomponents plc	27,418
37,050	EMC Corporation	898,092
660	Euronet Worldwide, Inc.[d]	28,288
400	EVS Broadcast Equipment SA	23,957
410	F5 Networks, Inc.[d]	43,870
46,250	Facebook, Inc.[d]	2,893,863
14,200	Fairchild Semiconductor International, Inc.[d]	181,192
3,900	FLIR Systems, Inc.	123,708
1,810	Gartner, Inc.[d]	127,297
5,000	Genpact, Ltd.[d]	84,850
3,777	Google, Inc.[d,e]	4,460,524
19,220	Guidewire Software, Inc.[d]	907,376
2,700	iGATE Corporation[d]	91,125
200	Imperva, Inc.[d]	11,000
100	Inficon Holding AGd	36,930
33,660	Informatica Corporation[d]	1,358,518
12,400	InterDigital, Inc.	356,500
3,900	International Business Machines Corporation[e]	689,052
2,800	Itron, Inc.[d]	113,064
7,400	Ixia[d]	94,646
8,600	j2 Global, Inc.	390,010
25,300	Jabil Circuit, Inc.	454,641
25,621	Juniper Networks, Inc.[d]	681,775
8,100	Laird plc	43,103
420	Lam Research Corporation[d]	21,256
1,950	Leidos Holdings, Inc.	88,413
11,637	Lexmark International, Inc.	456,054
100	LinkedIn Corporation[d]	21,521
39,000	MasterCard, Inc.	2,951,520
4,076	Micro Focus International plc	50,159
1,020	Microchip Technology, Inc.	45,757
24,170	Microsoft Corporation	914,834
51,480	NetApp, Inc.	2,179,663
3,500	NeuStar, Inc.[d]	118,615
300	Nice Systems, Ltd. ADR	11,835
13,900	Nokia Oyj[d]	96,200
610	Nuance Communications, Inc.[d]	9,351
75,457	NVIDIA Corporation	1,184,675
1,130	NXP Semiconductors NVd	54,636
15,600	Oracle Corporation	575,640
17,930	Plantronics, Inc.	769,735
24,400	Polycom, Inc.[d]	291,092
410	QLIK Technologies, Inc.[d]	11,078
24,800	QUALCOMM, Inc.	1,840,656
20,600	Salesforce.com, Inc.[d]	1,246,918
10,859	Sapient Corporation[d]	174,070
1,900	Seagate Technology plc	100,434
2,500	Seiko Epson Corporation	64,921
610	ServiceNow, Inc.[d]	38,692
800	SMA Solar Technology AG	33,440
19,400	SunPower Corporation[d]	627,784
74,250	Symantec Corporation	1,589,693
820	Synopsys, Inc.[d]	32,685
16,600	Take-Two Interactive Software, Inc.[d]	318,388
14,700	Teradata Corporation[d]	604,464
81,529	Teradyne, Inc.[d]	1,533,560

Shares	Common Stock (19.8%)	Value

Information Technology (3.6%) - continued
47,830	Texas Instruments, Inc.	$2,027,992
3,100	Trimble Navigation, Ltd.[d]	100,223
61,625	TriQuint Semiconductor, Inc.[d]	511,487
26,860	Ubiquiti Networks, Inc.[d]	1,106,632
820	VeriFone Systems, Inc.[d]	23,788
25,028	Virtusa Corporation[d]	857,960
56,630	Vishay Intertechnology, Inc.[d]	769,035
20,750	VMware, Inc.[d]	1,870,405
1,600	Wincor Nixdorf AG	113,661
67,900	Xerox Corporation	736,715
15,370	Xilinx, Inc.	713,475
8,200	Xoom Corporation[d]	224,598

	Total	61,753,115

Materials (0.7%)
2,300	AEP Industries, Inc.[d]	101,292
310	Airgas, Inc.	32,004
300	Albemarle Corporation	19,254
46,359	Allied Nevada Gold Corporation[d]	227,623
55,400	Arrium, Ltd.	75,318
3,000	BHP Billiton, Ltd.	95,806
13,200	BlueScope Steel, Ltd.[d]	62,357
9,650	Celanese Corporation	488,676
30,200	Coeur Mining, Inc.[d]	306,530
14,160	Dow Chemical Company	644,422
11,400	Eagle Materials, Inc.	897,750
4,600	Eastman Chemical Company	358,616
410	FMC Corporation	28,958
28,390	H.B. Fuller Company	1,322,406
2,321	Innophos Holdings, Inc.	108,321
36,000	Kobe Steel, Ltd.[d]	59,635
32,600	Louisiana-Pacific Corporation[d]	571,478
26,080	Materials Select Sector SPDR Fund	1,148,563
2,900	Monsanto Company	308,995
4,000	Nippon Paint Company, Ltd.	65,749
7,500	Nippon Paper Industries Company, Ltd.	134,991
10,500	Nucor Corporation	507,675
18,300	Owens-Illinois, Inc.[d]	586,332
6,700	Packaging Corporation of America	432,820
4,100	PPG Industries, Inc.[e]	747,676
4,700	Schweitzer-Mauduit International, Inc.	216,811
12,250	Silgan Holdings, Inc.	561,418
510	Silver Wheaton Corporation	11,072
1,300	Smurfit Kappa Group plc	30,440
42,888	Steel Dynamics, Inc.	707,652
13,200	Teck Resources, Ltd.	317,064
9,500	UPM-Kymmene Oyj	145,509
3,600	Worthington Industries, Inc.	145,944

	Total	11,469,157

Telecommunications Services (0.3%)
34,900	AT&T, Inc.	1,162,868
32,052	BT Group plc	201,834
12,859	Cogent Communications Group, Inc.	531,977
5,200	Freenet AGd	158,549
7,400	iiNet, Ltd.	43,578
800	KDDI Corporation	44,050
9,100	NTT DoCoMo, Inc.	145,698
2,100	Orange SA	25,997

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (19.8%)	Value

Telecommunications Services (0.3%) - continued
200	SBA Communications Corporation[d]	$18,550
55,000	Singapore Telecommunications, Ltd.	151,735
20,900	TalkTalk Telecom Group plc	106,943
6,693	Telenor ASA	139,239
34,200	Telstra Corporation, Ltd.	153,928
3,200	TPG Telecom, Ltd.	15,115
720	TW Telecom, Inc.[d]	21,211
32,453	Verizon Communications, Inc.	1,558,393

	Total	4,479,665

Utilities (0.5%)
60,900	A2A SPA	65,523
4,800	Calpine Corporation[d]	91,104
22,600	CMS Energy Corporation	628,054
40,300	Electricidade de Portugal SA	151,296
3,800	Exelon Corporation	110,200
6,300	Gas Natural SDG SA	155,696
4,125	HK Electric Investments, Ltd.[d]	2,795
32,980	NiSource, Inc.	1,133,523
22,693	NorthWestern Corporation	1,025,950
42,320	PG&E Corporation	1,783,788
17,162	PNM Resources, Inc.	423,043
16,500	Power Assets Holdings, Ltd.	123,726
16,000	Public Service Enterprise Group, Inc.	533,440
12,600	Southern Company	519,624
17,022	Southwest Gas Corporation	914,592
83,744	SP AusNet	91,077
8,900	Veolia Environnement SA	139,539
20,500	Wisconsin Energy Corporation	874,735

	Total	8,767,705

	Total Common Stock (cost $271,352,360)	335,730,691

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Asset-Backed Securities (0.7%)
	Access Group, Inc.
266,854	0.658%, 2/25/2036[f,g]	264,525
	Ally Auto Receivables Trust 2013- SN1
360,000	0.720%, 5/20/2016	360,309
	Avis Budget Rental Car Funding AESOP, LLC
177,540	2.370%, 11/20/2014[f]	179,359
	Chase Issuance Trust
325,000	1.150%, 1/15/2019	325,709
	Countrywide Asset-Backed Certificates
301,719	5.530%, 4/25/2047	275,334
	DT Auto Owner Trust
80,157	0.750%, 5/16/2016[f]	80,200
	Edlinc Student Loan Funding Trust
198,363	3.200%, 10/1/2025[g,h]	196,379
	Enterprise Fleet Financing, LLC
150,000	1.060%, 3/20/2019[f]	150,306
	Federal National Mortgage Association
264,428	0.595%, 8/25/2015	264,848

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Asset-Backed Securities (0.7%) - continued
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
$271,688	0.679%, 1/15/2019	$271,521
	FNA Trust
193,229	1.980%, 1/10/2018[h]	191,780
	GE Dealer Floorplan Master Note Trust
360,000	0.557%, 4/20/2018[g]	360,402
	GE Equipment Transportation, LLC
300,000	0.690%, 11/25/2016	300,061
	Golden Credit Card Trust
240,000	0.410%, 2/15/2018[f,g]	239,802
250,000	0.590%, 9/15/2018[f,g]	250,595
	Hertz Fleet Lease Funding, LP
475,000	0.711%, 12/10/2027[f,g]	475,000
	HLSS Servicer Advance Receivables Backed Notes
275,000	1.287%, 9/15/2044[f]	275,055
	Hyundai Auto Receivables Trust
360,000	0.710%, 9/15/2017	361,147
	Hyundai Floorplan Master Owner Trust
405,000	0.510%, 5/15/2018[f,g]	405,842
	Master Credit Card Trust
244,200	0.780%, 4/21/2017[f]	244,480
	Morgan Stanley Capital, Inc.
580,359	0.308%, 2/25/2037[g]	317,989
	Motor plc
424,000	0.658%, 2/15/2021[f]	424,377
	Nissan Master Owner Trust Receivables
400,000	0.460%, 2/15/2018[g]	399,918
	Penarth Master Issuer plc
480,000	0.547%, 11/18/2017[f,g]	480,000
	Renaissance Home Equity Loan Trust
2,953,747	5.746%, 5/25/2036	2,241,117
1,780,000	6.011%, 5/25/2036	1,313,336
	Santander Drive Auto Receivables Trust
300,000	0.700%, 9/15/2017	300,144
	SLM Student Loan Trust
163,170	0.760%, 8/15/2022[f,g]	163,170
471,757	0.639%, 4/25/2023[f,g]	471,123
200,000	1.210%, 5/17/2027[f,g]	197,346
	Volvo Financial Equipment, LLC
300,000	0.740%, 3/15/2017[f]	299,931
	World Financial Network Credit Card Master Trust
300,000	0.910%, 3/16/2020	298,917
	World Omni Automobile Lease Securitization Trust
275,000	1.400%, 2/15/2019	277,359
	World Omni Master Owner Trust
240,000	0.510%, 2/15/2018[f,g]	240,000

	Total	12,897,381

Basic Materials (0.1%)
	FMG Resources Pty. Ltd.
548,154	6.875%, 2/1/2018[f,i]	576,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Basic Materials (0.1%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$156,000	2.375%, 3/15/2018	$156,353
	Glencore Funding, LLC
48,000	1.700%, 5/27/2016[f]	48,082
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
275,000	8.875%, 2/1/2018	286,000
	Ineos Finance plc
275,000	7.500%, 5/1/2020[f]	300,438
	International Paper Company
53,000	5.300%, 4/1/2015	55,668
	LyondellBasell Industries NV
80,000	6.000%, 11/15/2021	93,003
	Mosaic Company
84,000	5.450%, 11/15/2033	87,691
	Rio Tinto Finance USA plc
60,000	1.375%, 6/17/2016	60,568
	Vale Overseas, Ltd.
72,000	6.250%, 1/23/2017	79,848

	Total	1,744,583

Capital Goods (0.1%)
	BAE Systems plc
46,000	3.500%, 10/11/2016[f]	48,212
	CNH Capital, LLC
275,000	3.625%, 4/15/2018	278,094
	Eaton Corporation
27,000	1.500%, 11/2/2017	26,990
40,000	4.000%, 11/2/2032	38,245
	Harsco Corporation
72,000	2.700%, 10/15/2015	72,883
	John Deere Capital Corporation
180,000	0.312%, 1/12/2015[g]	180,109
	Northrop Grumman Corporation
75,000	1.750%, 6/1/2018	74,607
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	279,300
	Roper Industries, Inc.
70,000	2.050%, 10/1/2018	68,966
	RSC Equipment Rental, Inc.
275,000	8.250%, 2/1/2021	308,687
	Textron, Inc.
60,000	5.600%, 12/1/2017	66,900

	Total	1,442,993

Collateralized Mortgage Obligations (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
303,033	5.500%, 11/25/2035	272,677
	CitiMortgage Alternative Loan Trust
979,475	5.750%, 4/25/2037	845,101
	Countrywide Alternative Loan Trust
321,271	5.067%, 10/25/2035	263,666
167,134	6.500%, 8/25/2036	117,230
190,219	6.000%, 1/25/2037	155,241
850,559	5.500%, 5/25/2037	725,625
660,328	7.000%, 10/25/2037	457,442

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Collateralized Mortgage Obligations (0.4%) - continued
	Countrywide Home Loans, Inc.
$371,452	5.750%, 4/25/2037	$336,171
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
123,153	5.500%, 10/25/2021	117,958
299,444	6.000%, 10/25/2021	278,287
	Federal Home Loan Mortgage Corporation
563,042	3.000%, 2/15/2033[j]	87,882
	Federal National Mortgage Association
1,248,408	3.500%, 1/25/2033[j]	203,890
	J.P. Morgan Mortgage Trust
89,345	2.657%, 10/25/2036	75,366
819,128	0.538%, 1/25/2037[g]	553,513
860,009	6.250%, 8/25/2037	621,326
	MASTR Alternative Loans Trust
211,173	6.500%, 7/25/2034	216,501
455,428	0.608%, 12/25/2035[g]	256,530
	Merrill Lynch Alternative Note Asset Trust
220,116	6.000%, 3/25/2037	204,995
	Residential Asset Securitization Trust
623,552	0.538%, 8/25/2037[g]	285,329
	Sequoia Mortgage Trust
102,172	2.634%, 9/20/2046	6,479
548,632	2.634%, 9/20/2046	470,334
	WaMu Mortgage Pass Through Certificates
147,504	2.362%, 9/25/2036	131,131
299,046	2.418%, 10/25/2036	259,581

	Total	6,942,255

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.635%, 4/10/2049	1,555,557
2,550,000	5.620%, 6/10/2049	2,827,940
	Bear Stearns Commercial Mortgage Securities, Inc.
1,497,373	5.331%, 2/11/2044	1,627,938
	CGBAM Commercial Mortgage Trust
210,000	1.260%, 5/15/2030[f,g]	210,264
	Commercial Mortgage Pass-Through Certificates
360,000	1.213%, 6/8/2030[f,g]	359,701
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,432,413
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,748,506
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
383,125	0.727%, 12/25/2016	381,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Commercial Mortgage-Backed Securities (0.9%) - continued
	Greenwich Capital Commercial Funding Corporation
$900,000	5.867%, 12/10/2049	$995,242
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
240,000	0.860%, 4/15/2028[f,g]	239,167
300,000	1.110%, 12/15/2028[c,f,g]	300,167
750,000	5.709%, 2/12/2049	814,471
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	491,616
	SCG Trust 2013-SRP1
150,000	1.560%, 11/15/2026[f,g]	150,228
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,136,875

	Total	14,271,405

Communications Services (0.3%)
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	268,125
	America Movil SAB de CV
72,000	5.000%, 10/16/2019	78,946
	AT&T, Inc.
48,000	2.400%, 8/15/2016	49,503
100,000	1.146%, 11/27/2018[g]	101,034
72,000	3.875%, 8/15/2021	73,937
	British Telecommunications plc
60,000	1.625%, 6/28/2016	60,687
	CBS Corporation
54,000	8.875%, 5/15/2019	69,752
	CC Holdings GS V, LLC
52,000	2.381%, 12/15/2017	51,810
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	299,063
	CenturyLink, Inc.
275,000	5.625%, 4/1/2020	277,750
	Comcast Corporation
35,000	4.650%, 7/15/2042	33,539
	Cox Communications, Inc.
70,000	9.375%, 1/15/2019[f]	90,599
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	48,123
	DIRECTV Holdings, LLC
48,000	2.400%, 3/15/2017	49,219
54,000	1.750%, 1/15/2018	53,558
50,000	5.875%, 10/1/2019	57,462
	Hughes Satellite Systems Corporation
275,000	6.500%, 6/15/2019	299,063
	Intelsat Jackson Holdings SA
275,000	7.250%, 4/1/2019	295,625
	Level 3 Financing, Inc.
275,000	8.625%, 7/15/2020	307,313
	NBC Universal Enterprise, Inc.
180,000	0.924%, 4/15/2018[f,g]	180,271
	Nippon Telegraph & Telephone Corporation
51,000	1.400%, 7/18/2017	50,707
	SBA Tower Trust
50,000	5.101%, 4/17/2017[f]	54,138

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Communications Services (0.3%) - continued
	Sprint Communications, Inc.
$273,154	9.000%, 11/15/2018[f]	$329,833
	Telefonica Emisiones SAU
72,000	3.992%, 2/16/2016	75,783
72,000	3.192%, 4/27/2018	74,112
	Univision Communications, Inc.
275,000	6.875%, 5/15/2019[f]	294,937
	UPCB Finance V, Ltd.
275,000	7.250%, 11/15/2021[f]	297,000
	Verizon Communications, Inc.
96,000	2.500%, 9/15/2016	99,325
41,000	1.100%, 11/1/2017	40,229
46,000	5.500%, 2/15/2018	52,226
48,000	1.993%, 9/14/2018[g]	50,227
24,000	3.650%, 9/14/2018	25,531
72,000	6.400%, 9/15/2033	84,361
24,000	6.550%, 9/15/2043	28,808
	Wind Acquisition Finance SA
275,000	11.750%, 7/15/2017[f]	290,125

	Total	4,592,721

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	299,406
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023	259,875
	Daimler Finance North America, LLC
150,000	1.102%, 8/1/2018[f,g]	150,790
	Delphi Corporation
72,000	6.125%, 5/15/2021	79,380
	Federated Retail Holdings, Inc.
34,000	5.900%, 12/1/2016	38,108
	Ford Motor Company
31,000	7.450%, 7/16/2031	38,959
	Ford Motor Credit Company, LLC
83,000	12.000%, 5/15/2015	94,607
180,000	1.489%, 5/9/2016[g]	182,944
50,000	1.700%, 5/9/2016	50,590
60,000	2.375%, 1/16/2018	60,720
50,000	5.000%, 5/15/2018	55,411
	Gap, Inc.
52,000	5.950%, 4/12/2021	58,152
	General Motors Company
36,000	3.500%, 10/2/2018[f]	36,765
48,000	4.875%, 10/2/2023[f]	48,600
	General Motors Financial Company, Inc.
42,000	2.750%, 5/15/2016[f]	42,420
275,000	3.250%, 5/15/2018[f]	277,062
	Home Depot, Inc.
48,000	4.875%, 2/15/2044	50,247
	Hyundai Capital America
54,000	1.625%, 10/2/2015[f]	54,527
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	280,500
	L Brands, Inc.
275,000	5.625%, 2/15/2022	279,125
	Lennar Corporation
275,000	4.125%, 12/1/2018	274,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Consumer Cyclical (0.2%) - continued
	Macy’s Retail Holdings, Inc.
$27,000	3.875%, 1/15/2022	$27,522
20,000	4.375%, 9/1/2023	20,696
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	50,505
24,000	4.000%, 12/31/2018	24,360
	Toyota Motor Credit Corporation
240,000	0.529%, 5/17/2016[g]	240,766
35,000	1.750%, 5/22/2017	35,643
	TRW Automotive, Inc.
28,000	7.250%, 3/15/2017[f]	31,990
	Viacom, Inc.
36,000	2.500%, 9/1/2018	36,756
	Walgreen Company
80,000	5.250%, 1/15/2019	90,822
	Western Union Company
54,000	2.375%, 12/10/2015	55,376
	Wynn Las Vegas, LLC
275,000	5.375%, 3/15/2022[i]	279,812

	Total	3,607,092

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
99,000	1.750%, 11/6/2017	99,465
	Altria Group, Inc.
37,000	9.700%, 11/10/2018	49,311
72,000	4.000%, 1/31/2024	71,893
	Anheuser-Busch InBev Finance, Inc.
109,000	0.639%, 2/1/2019[g]	108,840
	Anheuser-Busch InBev Worldwide, Inc.
91,000	7.750%, 1/15/2019	114,214
	Avon Products, Inc.
21,000	2.375%, 3/15/2016	21,385
	Biomet, Inc.
275,000	6.500%, 8/1/2020	293,219
	Boston Scientific Corporation
57,000	6.000%, 1/15/2020	66,223
	Bunge Limited Finance Corporation
33,000	8.500%, 6/15/2019	41,170
	Celgene Corporation
66,000	1.900%, 8/15/2017	66,721
24,000	2.300%, 8/15/2018	24,220
	CHS/Community Health Systems, Inc.
275,000	7.125%, 7/15/2020	292,875
	ConAgra Foods, Inc.
75,000	1.900%, 1/25/2018	74,724
	Coventry Health Care, Inc.
90,000	5.950%, 3/15/2017	102,039
	CVS Caremark Corporation
48,000	1.200%, 12/5/2016	48,228
34,000	6.125%, 9/15/2039	40,015
	Endo Pharmaceuticals Holdings, Inc.
275,000	7.000%, 7/15/2019	292,875
	Express Scripts Holding Company
56,000	3.125%, 5/15/2016	58,449

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Consumer Non-Cyclical (0.3%) - continued
	Fresenius Medical Care US Finance II, Inc.
$275,000	5.875%, 1/31/2022[f]	$292,188
	Hawk Acquisition Sub, Inc.
273,154	4.250%, 10/15/2020[f]	267,008
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	381,600
	Kroger Company
90,000	0.804%, 10/17/2016[g]	90,193
48,000	1.200%, 10/17/2016	48,090
	Lorillard Tobacco Company
56,000	2.300%, 8/21/2017[i]	57,092
60,000	8.125%, 6/23/2019	74,716
	Mattel, Inc.
44,000	1.700%, 3/15/2018	43,694
	Medco Health Solutions, Inc.
66,000	7.125%, 3/15/2018	78,890
	Merck & Company, Inc.
240,000	0.599%, 5/18/2018[g]	239,902
	Mondelez International, Inc.
91,000	0.757%, 2/1/2019[g]	90,468
96,000	2.250%, 2/1/2019	95,969
	Mylan, Inc.
54,000	7.875%, 7/15/2020[f]	60,925
	PepsiCo, Inc.
180,000	0.447%, 2/26/2016[g]	180,003
	Pernod Ricard SA
50,000	2.950%, 1/15/2017[f]	52,039
37,000	5.750%, 4/7/2021[f]	41,748
	Perrigo Company, Ltd.
72,000	1.300%, 11/8/2016[f]	71,961
48,000	2.300%, 11/8/2018[f]	48,136
	Roche Holdings, Inc.
21,000	7.000%, 3/1/2039[f]	28,827
	SABMiller Holdings, Inc.
69,000	2.450%, 1/15/2017[f]	71,345
75,000	3.750%, 1/15/2022[f]	76,783
	Safeway, Inc.
21,000	3.400%, 12/1/2016	22,003
63,000	5.000%, 8/15/2019	67,755
	Spectrum Brands Escrow Corporation
275,000	6.375%, 11/15/2020[f]	292,187
	Thermo Fisher Scientific, Inc.
60,000	1.300%, 2/1/2017	59,911
24,000	2.400%, 2/1/2019	24,025
	Tyson Foods, Inc.
70,000	4.500%, 6/15/2022	72,967
	Valeant Pharmaceuticals International
275,000	6.875%, 12/1/2014[f]	293,562
	Watson Pharmaceuticals, Inc.
84,000	1.875%, 10/1/2017	83,807
	WM Wrigley Jr. Company
125,000	1.400%, 10/21/2016[f]	125,699
60,000	2.000%, 10/20/2017[f]	60,470

	Total	5,359,829

Energy (0.2%)
	BP Capital Markets plc
180,000	1.846%, 5/5/2017	183,403
81,000	1.375%, 11/6/2017	80,689

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Energy (0.2%) - continued
	CNOOC, Ltd.
$75,000	1.125%, 5/9/2016	$74,858
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	278,617
	Continental Resources, Inc.
84,000	4.500%, 4/15/2023	86,077
	Devon Energy Corporation
96,000	1.200%, 12/15/2016	96,270
	EQT Corporation
55,000	8.125%, 6/1/2019	67,591
	Hess Corporation
72,000	8.125%, 2/15/2019	90,300
	Linn Energy, LLC
273,154	7.000%, 11/1/2019[f]	277,251
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	286,000
	Murphy Oil Corporation
40,000	2.500%, 12/1/2017	40,984
	Oasis Petroleum, Inc.
275,000	6.875%, 1/15/2023	294,250
	Offshore Group Investment, Ltd.
275,000	7.500%, 11/1/2019[i]	295,625
	Petrobras Global Finance BV
100,000	2.000%, 5/20/2016	99,091
	Petroleos Mexicanos
45,000	3.500%, 7/18/2018	46,013
	Pioneer Natural Resources Company
28,000	5.875%, 7/15/2016	31,005
	Range Resources Corporation
275,000	5.000%, 8/15/2022	272,594
	Shell International Finance BV
180,000	0.451%, 11/15/2016[g]	180,050
	Suncor Energy, Inc.
49,000	6.100%, 6/1/2018	57,174
	Transocean, Inc.
28,000	5.050%, 12/15/2016	30,848
86,000	6.000%, 3/15/2018	96,982
	Weatherford International, Ltd.
45,000	9.625%, 3/1/2019	58,420
84,000	6.750%, 9/15/2040	93,470

	Total	3,117,562

Financials (0.7%)
	Abbey National Treasury Services plc
48,000	3.050%, 8/23/2018	49,595
	ABN AMRO Bank NV
72,000	2.500%, 10/30/2018[f]	72,041
	Aetna, Inc.
60,000	1.500%, 11/15/2017	59,562
	American Express Credit Corporation
35,000	2.375%, 3/24/2017	36,152
	American International Group, Inc.
99,000	2.375%, 8/24/2015	101,139
60,000	3.800%, 3/22/2017	64,242
48,000	8.250%, 8/15/2018	60,292
	ANZ National International, Ltd. of London
83,000	3.125%, 8/10/2015[f]	85,872

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Financials (0.7%) - continued
	Associated Banc Corporation
$28,000	1.875%, 3/12/2014	$27,995
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	49,542
	Bank Nederlandse Gemeenten NV
90,000	1.375%, 3/19/2018[f]	89,137
	Bank of America Corporation
115,000	7.750%, 8/15/2015	126,573
55,000	5.750%, 8/15/2016	60,561
120,000	5.750%, 12/1/2017	136,665
263,000	1.316%, 3/22/2018[g]	266,417
55,000	5.650%, 5/1/2018	62,669
144,000	2.600%, 1/15/2019	144,821
48,000	5.875%, 2/7/2042	54,498
	Bank of Montreal
60,000	1.300%, 7/15/2016	60,503
180,000	0.842%, 4/9/2018[g]	181,199
	Bank of Nova Scotia
180,000	0.643%, 3/15/2016[g]	180,348
42,000	0.950%, 3/15/2016	42,282
	Banque Federative du Credit Mutuel SA
72,000	1.087%, 1/20/2017[f,g]	71,979
	BB&T Corporation
30,000	1.103%, 6/15/2018[g]	30,412
	BBVA Banco Continental SA
69,000	2.250%, 7/29/2016[f]	68,569
	BBVA US Senior SAU
88,000	4.664%, 10/9/2015	92,355
	Berkshire Hathaway Finance Corporation
75,000	0.390%, 1/10/2017[g]	74,957
60,000	1.600%, 5/15/2017	61,001
180,000	1.300%, 5/15/2018	177,432
	BNP Paribas SA
48,000	1.250%, 12/12/2016	48,014
82,000	2.375%, 9/14/2017	83,870
	Branch Banking and Trust Company
72,000	0.667%, 12/1/2016[g]	71,959
	Capital One Financial Corporation
54,000	2.150%, 3/23/2015	54,852
120,000	0.696%, 3/22/2016[g]	119,880
70,000	6.150%, 9/1/2016	78,504
	Chesapeake Funding, LLC
200,000	0.615%, 1/7/2025[f,g]	199,458
	Citigroup, Inc.
80,000	5.000%, 9/15/2014	82,089
92,000	5.500%, 2/15/2017	102,273
48,000	6.000%, 8/15/2017	54,843
82,000	8.500%, 5/22/2019	105,526
44,000	4.050%, 7/30/2022	44,107
	CNA Financial Corporation
67,000	7.350%, 11/15/2019	81,728
	CoBank ACB
50,000	0.843%, 6/15/2022[g,h]	45,875
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
57,000	3.950%, 11/9/2022	55,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Financials (0.7%) - continued
	Credit Agricole SA
$50,000	1.625%, 4/15/2016[f]	$50,465
	Credit Suisse AG
48,000	5.400%, 1/14/2020	54,263
	CyrusOne, LP
275,000	6.375%, 11/15/2022	283,938
	DDR Corporation
52,000	9.625%, 3/15/2016	60,651
	Discover Financial Services
101,000	6.450%, 6/12/2017	114,481
	DnB Boligkreditt AS
240,000	1.450%, 3/21/2018[f]	237,864
	Eksportfinans ASA
35,000	3.000%, 11/17/2014	35,245
52,000	5.500%, 5/25/2016	54,938
	Fifth Third Bancorp
63,000	5.450%, 1/15/2017	69,698
	General Electric Capital Corporation
20,000	1.109%, 5/9/2016[g]	20,265
30,000	1.600%, 11/20/2017	30,110
21,000	0.957%, 4/2/2018[g]	21,208
183,000	6.000%, 8/7/2019	216,200
180,000	1.243%, 3/15/2023[g]	179,228
67,000	6.750%, 3/15/2032	84,339
	Goldman Sachs Group, Inc.
84,000	3.700%, 8/1/2015	87,458
42,000	2.375%, 1/22/2018	42,315
180,000	1.436%, 4/30/2018[g]	181,948
95,000	1.341%, 11/15/2018[g]	95,220
61,000	7.500%, 2/15/2019	74,401
72,000	5.375%, 3/15/2020	80,514
66,000	5.250%, 7/27/2021	72,377
	Hartford Financial Services Group, Inc.
81,000	4.000%, 10/15/2017	87,309
44,000	5.125%, 4/15/2022	48,507
	HBOS plc
72,000	6.750%, 5/21/2018[f]	81,706
	HCP, Inc.
30,000	6.000%, 1/30/2017	33,806
30,000	6.700%, 1/30/2018	35,142
	Health Care REIT, Inc.
66,000	4.700%, 9/15/2017	72,418
27,000	2.250%, 3/15/2018	27,109
	HSBC Bank plc
240,000	0.881%, 5/15/2018[f,g]	241,112
	HSBC Finance Corporation
72,000	6.676%, 1/15/2021	83,790
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,334
	Huntington National Bank
55,000	1.350%, 8/2/2016	55,313
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020[f]	222,794
	ING Bank NV
54,000	3.750%, 3/7/2017[f]	57,380
	ING Capital Funding Trust III
45,000	3.847%, 12/29/2049[g,k]	44,887
	ING US, Inc.
64,000	2.900%, 2/15/2018	66,001

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Financials (0.7%) - continued
	International Lease Finance Corporation
$114,000	2.193%, 6/15/2016[g]	$114,570
	Intesa Sanpaolo SPA
50,000	3.125%, 1/15/2016	51,000
60,000	3.875%, 1/15/2019	60,695
	J.P. Morgan Chase & Company
120,000	0.687%, 4/23/2015[g]	120,317
44,000	1.125%, 2/26/2016	44,121
94,000	3.450%, 3/1/2016	98,672
114,000	2.000%, 8/15/2017	115,478
35,000	1.800%, 1/25/2018	34,938
91,000	6.300%, 4/23/2019	107,631
23,000	3.200%, 1/25/2023	22,051
80,000	7.900%, 4/29/2049[k]	88,496
	J.P. Morgan Chase Bank NA
76,000	0.574%, 6/13/2016[g]	75,525
	KeyBank NA
81,000	7.413%, 5/6/2015	87,527
	Kookmin Bank
72,000	1.114%, 1/27/2017[f,g]	72,098
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	29,657
25,000	6.500%, 5/1/2042[f]	28,663
	Liberty Property, LP
59,000	5.500%, 12/15/2016	64,973
	Macquarie Bank, Ltd.
65,000	5.000%, 2/22/2017[f]	70,746
	Manufacturers and Traders Trust Company
90,000	0.611%, 1/30/2017[g]	89,800
	Merrill Lynch & Company, Inc.
42,000	6.400%, 8/28/2017	48,593
	Morgan Stanley
56,000	4.750%, 4/1/2014	56,338
22,000	1.488%, 2/25/2016[g]	22,296
22,000	1.750%, 2/25/2016	22,321
106,000	4.750%, 3/22/2017	115,983
45,000	6.250%, 8/28/2017	51,748
120,000	1.519%, 4/25/2018[g]	121,889
24,000	2.500%, 1/24/2019	23,937
50,000	4.875%, 11/1/2022	51,941
50,000	4.100%, 5/22/2023	48,692
	Murray Street Investment Trust I
136,000	4.647%, 3/9/2017	146,962
	National City Corporation
72,000	6.875%, 5/15/2019	86,429
	Nederlandse Waterschapsbank NV
120,000	0.750%, 3/29/2016[f]	120,280
	Nomura Holdings, Inc.
180,000	1.694%, 9/13/2016[g]	183,152
101,000	2.000%, 9/13/2016	102,053
	Nordea Eiendomskreditt AS
180,000	2.125%, 9/22/2016[f]	185,486
	PNC Bank NA
72,000	1.150%, 11/1/2016	72,226
	Prologis, LP
69,000	7.375%, 10/30/2019	84,564
	Prudential Covered Trust
153,000	2.997%, 9/30/2015[f]	157,791
	Realty Income Corporation
27,000	2.000%, 1/31/2018	26,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Financials (0.7%) - continued
	Regions Bank
$123,000	7.500%, 5/15/2018	$145,004
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	55,311
27,000	5.000%, 6/1/2021	28,918
	Royal Bank of Canada
250,000	1.125%, 7/22/2016	251,310
90,000	2.200%, 7/27/2018	91,283
	Royal Bank of Scotland Group plc
72,000	5.050%, 1/8/2015	73,800
44,000	2.550%, 9/18/2015	45,003
	Santander US Debt SAU
100,000	3.724%, 1/20/2015[f]	102,213
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	57,210
	SLM Corporation
35,000	3.875%, 9/10/2015	36,050
27,000	6.250%, 1/25/2016	29,025
	SpareBank 1 Boligkreditt AS
240,000	1.250%, 5/2/2018[f]	235,219
	Sumitomo Mitsui Banking Corporation
120,000	1.300%, 1/10/2017	120,516
	Svensk Exportkredit AB
120,000	1.125%, 4/5/2018	117,967
	Svenska Handelsbanken AB
54,000	3.125%, 7/12/2016	56,630
17,000	1.625%, 3/21/2018	16,845
	Swedbank Hypotek AB
240,000	1.375%, 3/28/2018[f]	237,230
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,k]	58,850
	Toronto-Dominion Bank
85,000	0.702%, 9/9/2016[g]	85,242
	U.S. Bank NA
120,000	0.466%, 1/30/2017[g]	120,018
	UBS AG London
240,000	0.750%, 3/24/2016[f]	240,269
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	62,024
	Union Bank NA
96,000	1.500%, 9/26/2016	97,283
	Ventas Realty, LP
72,000	1.550%, 9/26/2016	72,654
	Wachovia Corporation
180,000	0.513%, 6/15/2017[g]	179,112
	Wells Fargo & Company
165,000	1.250%, 7/20/2016	166,563
78,000	2.100%, 5/8/2017	80,134

	Total	13,114,447

Foreign Government (0.1%)
	Asian Development Bank
240,000	0.500%, 6/20/2016	239,556
	Denmark Government International Bond
240,000	0.375%, 4/25/2016[f]	239,081
	European Investment Bank
165,000	1.875%, 3/15/2019	165,350
	Export-Import Bank of Korea
54,000	1.250%, 11/20/2015	54,211

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Foreign Government (0.1%) - continued
	International Finance
	Corporation
$180,000	0.500%, 5/16/2016	$179,969
	Kommunalbanken AS
240,000	0.323%, 3/18/2016[f,g]	240,012
	Kommuninvest i Sverige AB
240,000	0.500%, 6/15/2016[f]	239,263
	Province of Ontario
200,000	1.000%, 7/22/2016	201,330

	Total	1,558,772

Mortgage-Backed Securities (2.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,450,000	3.000%, 2/1/2029[c]	4,585,065
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
273,811	1.953%, 6/1/2043[g]	277,746
	Federal National Mortgage Association
664,868	1.764%, 7/1/2043[g]	669,675
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,950,000	3.500%, 2/1/2029[c]	5,217,609
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
427,405	2.076%, 1/1/2043[g]	437,655
749,284	2.060%, 3/1/2043[g]	766,663
662,655	1.751%, 7/1/2043[g]	670,407
687,303	1.978%, 7/1/2043[g]	696,664
488,545	2.018%, 7/1/2043[g]	495,136
444,181	2.120%, 8/1/2043[g]	450,950
10,375,000	3.500%, 2/1/2044[c]	10,525,761
9,975,000	4.000%, 2/1/2044[c]	10,448,813
10,119,000	4.500%, 2/1/2044[c]	10,855,790

	Total	46,097,934

Technology (0.1%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,360
	Apple, Inc.
21,000	2.400%, 5/3/2023	19,226
	Computer Sciences Corporation
42,000	2.500%, 9/15/2015	42,964
	EMC Corporation
87,000	1.875%, 6/1/2018	87,209
	First Data Corporation
275,000	7.375%, 6/15/2019[f]	293,562
	Hewlett-Packard Company
56,000	2.125%, 9/13/2015	57,127
72,000	5.400%, 3/1/2017	80,100
91,000	1.182%, 1/14/2019[g]	90,957
	Iron Mountain, Inc.
275,000	6.000%, 8/15/2023	282,906
	Micron Semiconductor Asia Pte, Ltd.
85,000	1.258%, 1/15/2019	84,759
	Oracle Corporation
105,000	0.819%, 1/15/2019[g]	105,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Technology (0.1%) - continued
	Samsung Electronics America, Inc.
$44,000	1.750%, 4/10/2017[f]	$44,032
	Tyco Electronics Group SA
88,000	6.550%, 10/1/2017	102,111
	Xerox Corporation
56,000	7.200%, 4/1/2016	62,770

	Total	1,422,497

Transportation (0.1%)
	American Airlines Pass Through Trust
58,224	4.950%, 1/15/2023[f]	61,135
	Avis Budget Car Rental, LLC
275,000	8.250%, 1/15/2019	295,969
	Canadian National Railway Company
50,000	0.438%, 11/6/2015[g]	50,035
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	37,531
36,000	5.750%, 3/15/2033	39,795
	Continental Airlines, Inc.
63,400	4.150%, 4/11/2024	65,302
	CSX Corporation
55,000	6.250%, 4/1/2015	58,566
42,000	3.700%, 11/1/2023	41,775
	Delta Air Lines, Inc.
83,000	6.750%, 5/23/2017	88,810
38,714	4.950%, 5/23/2019	41,811
13,019	4.750%, 5/7/2020	13,963
	ERAC USA Finance, LLC
54,000	1.400%, 4/15/2016[f]	54,124
30,000	2.800%, 11/1/2018[f]	30,647
	Kansas City Southern de Mexico SA de CV
116,000	0.935%, 10/28/2016[g]	116,031
42,000	2.350%, 5/15/2020	40,122
	Virgin Australia Holdings, Ltd.
45,000	5.000%, 10/23/2023[f]	45,759

	Total	1,081,375

U.S. Government and Agencies (5.3%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	686,297
1,175,000	4.375%, 5/15/2040	1,344,090
7,730,000	3.000%, 5/15/2042	6,883,325
	U.S. Treasury Notes
24,325,000	0.625%, 10/15/2016	24,347,817
2,085,000	1.000%, 5/31/2018	2,060,241
13,280,000	1.250%, 10/31/2018	13,167,943
2,195,000	1.625%, 8/15/2022	2,046,153
200,000	1.750%, 5/15/2023	185,562
13,300,000	2.500%, 8/15/2023	13,142,063
	U.S. Treasury Notes, TIPS
11,998,996	0.125%, 4/15/2018	12,384,284
14,238,166	0.125%, 1/15/2023	13,845,519

	Total	90,093,294

U.S. Municipals (0.9%)
	Buckeye Tobacco Settlement Financing Auth. Rev.
541,000	5.125%, 6/1/2024, Ser. A-2	454,911

Principal Amount	Long-Term Fixed Income (13.2%)	Value

U.S. Municipals (0.9%) - continued
	Dallas/Fort Worth Texas International Airport Joint Rev. Improvement
$945,000	5.000%, 11/1/2038, Ser. A, AMT	$948,686
	Los Angeles Department Of Water and Power System Rev.
1,180,000	5.000%, 7/1/2043, Ser. B	1,246,233
	Massachusetts Bay Transportation Auth. Assessment Rev.
703,000	5.000%, 7/1/2041, Ser. A	750,670
	Massachusetts Development Finance Agency Rev. (Boston University)
673,000	5.000%, 10/1/2048	691,117
	Massachusetts School Building Auth. Sales Tax Rev.
945,000	5.000%, 5/15/2043, Ser. A	1,009,279
	Metropolitan Transportation Auth. Transportation Rev.
944,000	5.000%, 11/15/2043, Ser. A	968,601
	Miami-Dade County Expressway Auth. Toll System Rev.
401,000	5.000%, 7/1/2040, Ser. A	410,688
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,180,000	5.000%, 6/15/2042, Ser. A	1,214,043
	New Jersey Turnpike Auth. Turnpike Rev.
375,000	5.000%, 1/1/2043, Ser. A	389,584
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
944,000	5.000%, 6/15/2047, Ser. EE	984,082
	New York City Transitional Finance Auth. Future Tax Rev.
882,000	5.000%, 5/1/2042, Ser. I	932,742
	New York State Dormitory Auth. Personal Income Tax Rev.
567,000	5.000%, 3/15/2042, Ser. B	596,291
	North Texas Tollway Auth. Rev.
944,000	5.000%, 1/1/2042, Ser. B	954,403
	San Diego County Regional Airport Auth. Airport Rev.
815,000	5.000%, 7/1/2038, Ser. B, AMT	829,654
	South Carolina Public Service Auth. Rev. Obligations
944,000	5.000%, 12/1/2043, Ser. D	967,175
	State of California Various Purpose G.O.
472,000	5.000%, 9/1/2036	499,282
236,000	5.000%, 4/1/2042	245,931
236,000	5.000%, 2/1/2043	246,596
	University of Massachusetts Building Auth. Proj. Rev.
755,000	5.000%, 11/1/2039, Ser. 2	808,446

	Total	15,148,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value

Utilities (0.1%)
	AES Corporation
$275,000	7.375%, 7/1/2021	$304,562
	American Electric Power Company, Inc.
54,000	1.650%, 12/15/2017	53,439
	Atlas Pipeline Partners, LP
275,000	4.750%, 11/15/2021	253,687
	Buckeye Partners, LP
72,000	2.650%, 11/15/2018	71,721
	Dayton Power and Light Company
48,000	1.875%, 9/15/2016[f]	48,880
	DCP Midstream Operating, LP
27,000	2.500%, 12/1/2017	27,216
	Duke Energy Corporation
75,000	2.100%, 6/15/2018	75,541
	Electricite de France
78,000	0.694%, 1/20/2017[f,g]	78,047
	Enel Finance International NV
66,000	3.875%, 10/7/2014[f]	67,294
37,000	6.250%, 9/15/2017[f]	41,903
	Energy Transfer Partners, LP
21,000	9.700%, 3/15/2019	27,357
108,000	4.650%, 6/1/2021	112,930
	Exelon Corporation
67,000	4.900%, 6/15/2015	70,542
	Exelon Generation Company, LLC
63,000	5.200%, 10/1/2019	68,832
	ITC Holdings Corporation
72,000	5.875%, 9/30/2016[f]	79,579
30,000	4.050%, 7/1/2023	30,337
	MidAmerican Energy Holdings Company
71,000	1.100%, 5/15/2017[f]	70,817
85,000	5.750%, 4/1/2018	97,880
56,000	6.500%, 9/15/2037	69,229
	NextEra Energy Capital Holdings, Inc.
84,000	1.200%, 6/1/2015	84,486
	NiSource Finance Corporation
24,000	6.400%, 3/15/2018	27,975
75,000	6.800%, 1/15/2019	89,577
	Northeast Utilities
31,000	1.450%, 5/1/2018	30,438
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	280,844
	ONEOK Partners, LP
51,000	8.625%, 3/1/2019	64,743
	Pacific Gas & Electric Company
81,000	5.625%, 11/30/2017	92,609
	PPL Capital Funding, Inc.
105,000	1.900%, 6/1/2018	104,408
24,000	3.500%, 12/1/2022	23,348
	Sempra Energy
81,000	6.150%, 6/15/2018	94,576
	Spectra Energy Partners, LP
24,000	2.950%, 9/25/2018	24,685
24,000	4.750%, 3/15/2024	25,323
	Williams Partners, LP
28,000	7.250%, 2/1/2017	32,492

	Total	2,625,297

	Total Long-Term Fixed Income (cost $224,141,806)	225,117,851

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
$14,000	Unipol Gruppo Finanziario SPA	$71,221

	Total	71,221

	Total Preferred Stock (cost $59,531)	71,221

Shares	Collateral Held for Securities Loaned (0.1%)	Value

1,183,204	Thrivent Cash Management Trust	1,183,204

	Total Collateral Held for Securities Loaned (cost $1,183,204)	1,183,204

Shares or Principal Amount	Short-Term Investments (3.8%)[l]	Value

	Federal Home Loan Bank Discount Notes
7,000,000	0.022%, 2/5/2014	6,999,983
15,000,000	0.025%, 2/7/2014	14,999,937
23,000,000	0.020%, 2/12/2014	22,999,859
5,000,000	0.020%, 2/14/2014	4,999,964
500,000	0.090%, 2/21/2014[e]	499,975
5,000,000	0.098%, 3/26/2014	4,999,279
100,000	0.100%, 4/23/2014[e]	99,978
3,000,000	0.070%, 4/30/2014	2,999,487
1,600,000	0.088%, 5/28/2014[e]	1,599,549
100,000	0.122%, 5/30/2014[e]	99,960
1,000,000	0.110%, 6/27/2014[e]	999,554
2,500,000	0.090%, 7/7/2014[e]	2,499,025
	Federal Home Loan Mortgage Corporation Discount Notes
1,200,000	0.090%, 7/1/2014[e]	1,199,550
300,000	0.090%, 7/8/2014[e]	299,882

	Total Short-Term Investments (at amortized cost)	65,295,982

	Total Investments (cost $1,481,467,460) 101.7%	$1,728,218,690

	Other Assets and Liabilities, Net (1.7%)	(29,580,353)

	Total Net Assets 100.0%	$1,698,638,337

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

e	At January 31, 2014, $20,463,455 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $17,010,267 or 1.0% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$46,081
Edlinc Student Loan Funding Trust, 10/1/2025	3/7/2013	$199,995
FNA Trust, 1/10/2018	4/29/2013	$193,221

i	All or a portion of the security is on loan.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
ETF	-	Exchange Traded Fund.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$257,147,961
Gross unrealized depreciation	(10,396,731)

Net unrealized appreciation (depreciation)	$246,751,230

Cost for federal income tax purposes	$1,481,467,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,248,320	–	3,248,320	–
Capital Goods	1,030,784	–	1,030,784	–
Communications Services	11,376,084	–	11,376,084	–
Consumer Cyclical	7,937,799	–	7,937,799	–
Consumer Non-Cyclical	5,942,046	–	5,942,046	–
Energy	2,631,167	–	2,631,167	–
Financials	1,748,511	–	1,748,511	–
Technology	2,683,034	–	2,683,034	–
Transportation	1,311,351	–	1,311,351	–
Utilities	1,360,195	–	1,360,195	–
Mutual Funds
Equity Mutual Funds	890,003,617	890,003,617	–	–
Fixed Income Mutual Funds	171,546,833	171,546,833	–	–
Common Stock
Communication Services	122,371	–	122,371	–
Consumer Discretionary	51,301,684	48,805,994	2,495,690	–
Consumer Staples	18,334,829	16,659,418	1,675,411	–
Energy	24,888,838	24,456,725	432,113	–
Financials	69,400,372	65,557,181	3,843,191	–
Health Care	39,940,176	38,290,394	1,649,782	–
Industrials	45,272,779	43,403,856	1,868,923	–
Information Technology	61,753,115	61,208,906	544,209	–
Materials	11,469,157	10,799,352	669,805	–
Telecommunications Services	4,479,665	3,292,999	1,186,666	–
Utilities	8,767,705	8,038,053	729,652	–
Long-Term Fixed Income
Asset-Backed Securities	12,897,381	–	12,509,222	388,159
Basic Materials	1,744,583	–	1,744,583	–
Capital Goods	1,442,993	–	1,442,993	–
Collateralized Mortgage Obligations	6,942,255	–	6,942,255	–
Commercial Mortgage-Backed Securities	14,271,405	–	14,271,405	–
Communications Services	4,592,721	–	4,592,721	–
Consumer Cyclical	3,607,092	–	3,607,092	–
Consumer Non-Cyclical	5,359,829	–	5,359,829	–
Energy	3,117,562	–	3,117,562	–
Financials	13,114,447	–	13,068,572	45,875
Foreign Government	1,558,772	–	1,558,772	–
Mortgage-Backed Securities	46,097,934	–	46,097,934	–
Technology	1,422,497	–	1,422,497	–
Transportation	1,081,375	–	1,081,375	–
U.S. Government and Agencies	90,093,294	–	90,093,294	–
U.S. Municipals	15,148,414	–	15,148,414	–
Utilities	2,625,297	–	2,625,297	–
Preferred Stock
Financials	71,221	–	71,221	–
Collateral Held for Securities Loaned	1,183,204	1,183,204	–	–
Short-Term Investments	65,295,982	–	65,295,982	–

Total	$1,728,218,690	$1,383,246,532	$344,538,124	$434,034

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,698,794	1,286,469	1,412,325	–

Total Asset Derivatives	$2,698,794	$1,286,469	$1,412,325	$–

Liability Derivatives
Futures Contracts	1,279,733	1,279,733	–	–

Total Liability Derivatives	$1,279,733	$1,279,733	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	March 2014	($13,212,005)	($13,212,188)	($183)
5-Yr. U.S. Treasury Bond Futures	(410)	March 2014	(49,421,563)	(49,456,250)	(34,687)
10-Yr. U.S. Treasury Bond Futures	(135)	March 2014	(16,788,573)	(16,976,250)	(187,677)
30-Yr. U.S. Treasury Bond Futures	190	March 2014	24,731,830	25,382,812	650,982
Eurex EURO STOXX 50 Futures	2,152	March 2014	85,950,545	87,362,870	1,412,325
Mini MSCI EAFE Index Futures	(75)	March 2014	(6,876,563)	(6,816,750)	59,813
Russell 2000 Index Mini-Futures	(584)	March 2014	(65,234,377)	(65,892,720)	(658,343)
S&P 400 Index Mini-Futures	(749)	March 2014	(97,742,628)	(98,141,471)	(398,843)
S&P 500 Index Futures	199	March 2014	87,981,193	88,385,850	404,657
Ultra Long Term U.S. Treasury Bond Futures	25	March 2014	3,424,295	3,595,312	171,017
Total Futures Contracts					$1,419,061

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Natural Resources	$31,525,305	$224,146	$–	3,092,268	$29,438,392	$224,146
Partner Small Cap Growth	52,578,884	7,055,087	–	3,462,250	53,595,636	–
Partner Small Cap Value	34,229,418	1,091,135	–	1,628,108	34,694,975	127,648
Small Cap Stock	28,212,048	184,468	–	1,353,438	29,301,922	–
Mid Cap Growth	46,821,497	5,178,647	–	2,132,075	47,587,916	–
Partner Mid Cap Value	51,085,043	9,647,584	–	3,844,932	52,444,873	266,237
Mid Cap Stock	89,108,543	316,418	–	4,047,495	92,444,796	316,418
Partner Worldwide Allocation	205,967,957	4,219,957	–	20,291,180	200,882,678	4,219,957
Large Cap Growth	109,827,646	405,286	–	14,406,776	114,966,075	405,286
Large Cap Value	142,251,596	1,884,283	–	7,692,182	144,766,858	1,884,283
Large Cap Stock	87,633,904	8,547,824	–	3,491,822	89,879,496	724,248
High Yield	56,648,574	897,878	424,785	11,200,430	57,122,192	897,841
Income	72,287,718	717,620	594,699	7,974,638	72,648,956	717,664
Government Bond	23,310,870	328,760	169,914	2,342,725	23,146,121	66,533
Limited Maturity Bond	18,893,910	180,645	339,828	1,495,150	18,629,564	72,851
Cash Management Trust- Collateral Investment	1,305,947	29,716,440	29,839,183	1,183,204	1,183,204	1,966
Total Value and Income Earned	1,051,688,860				1,062,733,654	9,925,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value

Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$2,765,070	4.250%, 6/30/2019	$2,793,882
	Ineos Group Holdings, Ltd., Term Loan
964,102	4.000%, 5/4/2018	967,891
	Tronox Pigments BV, Term Loan
328,350	4.500%, 3/19/2020	331,880
	US Coatings Acquisition, Inc., Term Loan
769,188	4.750%, 2/1/2020	775,533

	Total	4,869,186

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
1,647,550	3.500%, 2/8/2020	1,640,812
	Silver II Borrower, Term Loan
433,908	4.000%, 12/13/2019	435,535

	Total	2,076,347

Communications Services (1.5%)
	Atlantic Broadband Penn, LLC, Term Loan
390,063	3.250%, 11/30/2019	390,063
	Cequel Communications, LLC, Term Loan
545,833	3.500%, 2/14/2019	547,132
	Charter Communications Operating, LLC, Term Loan
218,900	3.000%, 7/1/2020	217,897
	Clear Channel Communications, Inc., Term Loan
17,012	3.810%, 1/29/2016	16,571
976,825	6.910%, 1/30/2019	947,315
314,163	7.669%, 7/30/2019	312,769
	Cricket Communications, Inc., Term Loan
99,000	4.750%, 10/10/2019	99,186
1,427,825	4.750%, 3/8/2020	1,429,096
	Cumulus Media Holdings, Inc., Term Loan
837,854	4.250%, 12/23/2020	845,881
	Fairpoint Communications, Term Loan
1,101,675	7.500%, 2/14/2019	1,139,319
	Grande Communications Networks, LLC, Term Loan
646,750	4.500%, 5/29/2020	645,405
	Hargray Communications Group, Inc., Term Loan
910,425	4.750%, 6/26/2019	919,529
	Integra Telecom Holdings, Inc., Term Loan
645,125	5.250%, 2/22/2019	652,654
220,000	9.750%, 2/21/2020	225,729
	Level 3 Communications, Inc., Term Loan
960,000	4.000%, 1/15/2020	965,798
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
487,575	6.000%, 6/9/2017	488,794

Principal Amount	Bank Loans (4.2%)[a]	Value

Communications Services (1.5%) - continued
	LTS Buyer, LLC, Term Loan
$492,525	4.000%, 4/13/2020	$493,756
34,788	4.000%, 4/12/2021	35,440
	McGraw-Hill Global Education Holdings, LLC, Term Loan
785,400	9.000%, 3/22/2019	799,270
	Mediacom Broadband, LLC, Term Loan
390,062	4.000%, 1/20/2020	390,714
	NEP Broadcasting, LLC, Term Loan
2,633,400	4.750%, 1/22/2020	2,639,983
62,857	9.500%, 7/22/2020	64,271
	NTelos, Inc., Term Loan
335,750	5.750%, 11/9/2019	336,485
	RCN Telecom Services, LLC, Term Loan
859,313	4.500%, 3/1/2020	868,172
	SBA Senior Finance II, LLC, Term Loan
108,138	3.750%, 9/28/2019	108,679
	Syniverse Holdings, Inc., Term Loan
862,874	4.000%, 4/23/2019	866,973
	TNS, Inc., Term Loan
656,389	5.000%, 2/14/2020	660,084
	Virgin Media Investment Holdings, Ltd., Term Loan
2,355,000	3.500%, 6/8/2020	2,359,710
	Visant Corporation, Term Loan
1,088,721	5.250%, 12/22/2016	1,076,136
	WideOpenWest Finance, LLC, Term Loan
1,444,088	4.750%, 4/1/2019	1,454,918
	Zayo Group, LLC, Term Loan
2,887,290	4.000%, 7/2/2019	2,901,063

	Total	24,898,792

Consumer Cyclical (0.8%)
	Bally Technologies, Inc., Term Loan
668,325	4.250%, 11/25/2020	673,130
	Burlington Coat Factory Warehouse Corporation, Term Loan
536,931	4.250%, 2/23/2017	540,626
	Cenveo Corporation, Term Loan
452,513	6.250%, 2/13/2017	456,662
	Ceridian Corporation, Term Loan
385,000	4.408%, 5/9/2017	386,540
	Chrysler Group, LLC, Term Loan
724,428	3.500%, 5/24/2017	725,876
	Golden Nugget, Inc., Delayed Draw
127,500	0.500%, 11/21/2019	129,731
	Golden Nugget, Inc., Term Loan
297,500	5.500%, 11/21/2019	302,706
	Harland Clarke Holdings Corporation, Term Loan
120,000	Zero Coupon, 8/17/2019[b,c]	120,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value

Consumer Cyclical (0.8%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$323,375	6.000%, 5/22/2018	$313,338
	Las Vegas Sands, LLC, Term Loan
1,425,000	3.250%, 12/19/2020	1,428,021
	Marina District Finance Company, Inc., Term Loan
1,210,000	6.750%, 8/15/2018	1,220,588
	MGM Resorts International, Term Loan
712,800	3.500%, 12/20/2019	712,650
	Mohegan Tribal Gaming Authority, Term Loan
1,500,000	5.500%, 11/19/2019	1,523,835
	ROC Finance, LLC, Term Loan
1,206,975	Zero Coupon, 6/20/2019	1,177,561
	Seminole Indian Tribe of Florida, Term Loan
388,475	3.000%, 4/29/2020	388,394
	Seven Seas Cruises S de RL, LLC, Term Loan
874,000	4.750%, 12/21/2018	876,185
	Toys R Us, Inc., Term Loan
730,104	5.250%, 5/25/2018	595,699
	Univision Communications, Inc., Term Loan
1,058,786	4.000%, 3/1/2020	1,064,408

	Total	12,636,550

Consumer Non-Cyclical (0.5%)
	ADS Waste Holdings, Term Loan
504,900	4.250%, 10/9/2019	506,319
	Albertsons, Inc., Term Loan
960,175	4.750%, 3/21/2019	969,162
	Biomet, Inc., Term Loan
696,500	3.664%, 7/25/2017	700,463
	CHS/Community Health Systems, Inc., Term Loan
135,049	3.487%, 1/25/2017	135,773
359,951	4.250%, 1/27/2021	363,687
	Del Monte Corporation, Term Loan
140,620	4.000%, 3/8/2018	141,147
	DJO Finance, LLC, Term Loan
814,567	4.750%, 9/15/2017	820,269
	Grifols, Inc., Term Loan
485,329	4.250%, 6/1/2017	488,706
	Hologic, Inc., Term Loan
471,913	3.750%, 8/1/2019	474,796
	JBS USA, LLC, Term Loan
821,700	3.750%, 5/25/2018	819,646
	McJunkin Red Man Corporation, Term Loan
523,687	5.000%, 11/8/2019	529,741
	Rite Aid Corporation, Term Loan
163,762	4.000%, 2/21/2020	164,662
330,000	5.750%, 8/21/2020	336,848
	Roundy’s Supermarkets, Inc., Term Loan
688,666	5.750%, 2/13/2019[b,c]	695,339
	Supervalu, Inc., Term Loan
1,013,881	4.500%, 3/21/2019	1,019,711

Principal Amount	Bank Loans (4.2%)[a]	Value

Consumer Non-Cyclical (0.5%) - continued
	Van Wagner Communications, LLC, Term Loan
$579,150	6.250%, 8/3/2018	$585,665

	Total	8,751,934

Energy (0.3%)
	Arch Coal, Inc., Term Loan
1,373,095	6.250%, 5/16/2018	1,358,677
	Chesapeake Energy Corporation, Term Loan
1,590,000	5.750%, 12/2/2017	1,625,584
	Offshore Group Investment, Ltd., Term Loan
863,475	5.750%, 3/28/2019	876,065
	Pacific Drilling SA, Term Loan
432,825	4.500%, 6/3/2018	437,694

	Total	4,298,020

Financials (0.2%)
	GEO Group, Inc., Term Loan
218,350	3.250%, 4/3/2020	218,896
	Intelsat Jackson Holdings SA, Term Loan
633,591	3.750%, 6/30/2019	638,228
	MoneyGram International, Inc., Term Loan
873,400	4.250%, 3/27/2020	880,772
	WaveDivision Holdings, LLC, Term Loan
1,009,800	4.000%, 10/12/2019	1,016,111

	Total	2,754,007

Technology (0.3%)
	First Data Corporation Extended, Term Loan
1,095,000	4.158%, 3/23/2018	1,093,905
	First Data Corporation, Term Loan
395,000	4.158%, 9/24/2018	394,672
	Freescale Semiconductor, Inc., Term Loan
798,962	5.000%, 3/1/2020	804,955
505,732	5.000%, 1/15/2021	511,781
	Infor US, Inc., Term Loan
586,471	3.750%, 6/3/2020	587,814
	SunGard Data Systems, Inc., Term Loan
1,019,700	4.500%, 1/31/2020	1,022,504

	Total	4,415,631

Transportation (0.1%)
	American Airlines, Inc., Term Loan
910,425	3.750%, 6/27/2019	915,951
	Delta Air Lines, Inc., Term Loan
825,896	3.500%, 4/20/2017	830,472
	United Air Lines, Inc., Term Loan
545,875	4.000%, 4/1/2019	550,766

	Total	2,297,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value

Utilities (0.1%)
	Calpine Corporation, Term Loan
$163,321	4.000%, 4/1/2018	$164,206
775,187	4.000%, 10/9/2019	780,761
	Intergen NV, Term Loan
422,875	5.500%, 6/15/2020	426,047
	NGPL PipeCo, LLC, Term Loan
686,212	6.750%, 9/15/2017	650,186

	Total	2,021,200

	Total Bank Loans (cost $68,549,748)	69,018,856

Shares	Mutual Funds (59.9%)	Value

Equity Mutual Funds (38.3%)
2,784,907	Thrivent Natural Resources Fund	26,512,314
2,282,447	Thrivent Partner Small Cap Growth Fund	35,332,286
1,548,575	Thrivent Partner Small Cap Value Fund	33,000,137
888,311	Thrivent Small Cap Stock Fund	19,231,941
744,157	Thrivent Mid Cap Growth Fund	16,609,592
2,538,489	Thrivent Partner Mid Cap Value Fund	34,624,986
2,637,150	Thrivent Mid Cap Stock Fund	60,232,516
15,509,964	Thrivent Partner Worldwide Allocation Fund	153,548,640
11,340,537	Thrivent Large Cap Growth Fund	90,497,483
6,548,778	Thrivent Large Cap Value Fund	123,247,997
1,365,743	Thrivent Large Cap Stock Fund	35,154,216

	Total	627,992,108

Fixed Income Mutual Funds (21.6%)
9,533,806	Thrivent High Yield Fund	48,622,410
18,602,174	Thrivent Income Fund	169,465,804
2,386,663	Thrivent Government Bond Fund	23,580,228
9,108,334	Thrivent Limited Maturity Bond Fund	113,489,847

	Total	355,158,289

	Total Mutual Funds (cost $829,943,881)	983,150,397

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Asset-Backed Securities (0.7%)
	Access Group, Inc.
222,378	0.658%, 2/25/2036[d,e]	220,438
	Ally Auto Receivables Trust 2013-SN1
300,000	0.720%, 5/20/2016	300,257
	Avis Budget Rental Car Funding AESOP, LLC
147,950	2.370%, 11/20/2014[d]	149,466
	Chase Issuance Trust
425,000	1.150%, 1/15/2019	425,927
	Countrywide Asset-Backed Certificates
603,438	5.530%, 4/25/2047	550,668
	DT Auto Owner Trust
66,798	0.750%, 5/16/2016[d]	66,833

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Asset-Backed Securities (0.7%) - continued
	Edlinc Student Loan Funding Trust
$76,039	3.200%, 10/1/2025[e,f]	$75,279
	Enterprise Fleet Financing, LLC
700,000	1.060%, 3/20/2019[d]	701,428
	Federal National Mortgage Association
220,356	0.595%, 8/25/2015	220,706
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
226,406	0.679%, 1/15/2019	226,268
	FNA Trust
161,024	1.980%, 1/10/2018[f]	159,817
	GE Dealer Floorplan Master Note Trust
300,000	0.557%, 4/20/2018[e]	300,335
	GE Equipment Transportation, LLC
250,000	0.690%, 11/25/2016	250,051
	Golden Credit Card Trust
90,000	0.410%, 2/15/2018[d,e]	89,926
100,000	0.590%, 9/15/2018[d,e]	100,238
	Hertz Fleet Lease Funding, LP
600,000	0.711%, 12/10/2027[d,e]	600,000
	HLSS Servicer Advance Receivables Backed Notes
450,000	1.287%, 9/15/2044[d]	450,090
	Hyundai Auto Receivables Trust
300,000	0.710%, 9/15/2017	300,956
	Hyundai Floorplan Master Owner Trust
337,500	0.510%, 5/15/2018[d,e]	338,201
	Master Credit Card Trust
203,500	0.780%, 4/21/2017[d]	203,733
	Morgan Stanley Capital, Inc.
1,082,593	0.308%, 2/25/2037[e]	593,171
	Motor plc
353,333	0.658%, 2/15/2021[d]	353,648
	Nissan Master Owner Trust Receivables
150,000	0.460%, 2/15/2018[e]	149,969
	Ohio Phase-In-Recovery Funding, LLC
1,000,000	0.958%, 7/2/2018	1,004,467
	Penarth Master Issuer plc
620,000	0.547%, 11/18/2017[d,e]	620,000
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,682,250
	Santander Drive Auto Receivables Trust
250,000	0.700%, 9/15/2017	250,120
	SLM Student Loan Trust
61,189	0.760%, 8/15/2022[d,e]	61,189
600,419	0.639%, 4/25/2023[d,e]	599,611
75,000	1.210%, 5/17/2027[d,e]	74,005
	Volvo Financial Equipment, LLC
250,000	0.740%, 3/15/2017[d]	249,942
	World Financial Network Credit Card Master Trust
250,000	0.910%, 3/16/2020	249,098

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Asset-Backed Securities (0.7%) - continued
	World Omni Automobile Lease Securitization Trust
$450,000	1.400%, 2/15/2019	$453,861
	World Omni Master Owner Trust
90,000	0.510%, 2/15/2018[d,e]	90,000

	Total	12,161,948

Basic Materials (0.2%)
	FMG Resources Pty. Ltd.
539,675	6.875%, 2/1/2018[d,g]	568,008
	Freeport-McMoRan Copper & Gold, Inc.
254,000	2.375%, 3/15/2018	254,575
	Glencore Funding, LLC
144,000	1.700%, 5/27/2016[d]	144,246
150,000	1.599%, 1/15/2019[d,e]	147,608
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
270,000	8.875%, 2/1/2018	280,800
	Ineos Finance plc
270,000	7.500%, 5/1/2020[d]	294,975
	International Paper Company
162,000	5.300%, 4/1/2015	170,155
	LyondellBasell Industries NV
243,000	6.000%, 11/15/2021	282,497
	Mosaic Company
252,000	5.450%, 11/15/2033	263,074
	Rio Tinto Finance USA plc
168,000	1.375%, 6/17/2016	169,589
	Vale Overseas, Ltd.
216,000	6.250%, 1/23/2017	239,544

	Total	2,815,071

Capital Goods (0.1%)
	BAE Systems plc
144,000	3.500%, 10/11/2016[d]	150,925
	CNH Capital, LLC
270,000	3.625%, 4/15/2018	273,037
	Eaton Corporation
80,000	1.500%, 11/2/2017	79,970
120,000	4.000%, 11/2/2032	114,736
	Harsco Corporation
216,000	2.700%, 10/15/2015	218,649
	John Deere Capital Corporation
150,000	0.312%, 1/12/2015[e]	150,091
	Northrop Grumman Corporation
216,000	1.750%, 6/1/2018	214,867
	Reynolds Group Issuer, Inc.
269,675	5.750%, 10/15/2020	275,743
	Roper Industries, Inc.
200,000	2.050%, 10/1/2018	197,047
	RSC Equipment Rental, Inc.
270,000	8.250%, 2/1/2021	303,075
	Textron, Inc.
190,000	5.600%, 12/1/2017	211,849

	Total	2,189,989

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Collateralized Mortgage Obligations (0.8%)
	Alternative Loan Trust
$391,762	6.000%, 6/25/2036	$345,528
	Citigroup Mortgage Loan Trust, Inc.
568,187	5.500%, 11/25/2035	511,269
	CitiMortgage Alternative Loan Trust
1,904,534	5.750%, 4/25/2037	1,643,251
	Countrywide Alternative Loan Trust
763,019	5.067%, 10/25/2035	626,208
603,980	6.000%, 4/25/2036	509,456
356,660	6.000%, 1/25/2037	291,076
1,735,141	5.500%, 5/25/2037	1,480,275
1,370,681	7.000%, 10/25/2037	949,539
	Countrywide Home Loans, Inc.
742,905	5.750%, 4/25/2037	672,341
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
230,912	5.500%, 10/25/2021	221,171
598,887	6.000%, 10/25/2021	556,574
	Federal Home Loan Mortgage Corporation
1,266,845	3.000%, 2/15/2033[h]	197,734
	Federal National Mortgage Association
2,774,240	3.500%, 1/25/2033[h]	453,090
	GSR Mortgage Loan Trust
867,541	0.348%, 8/25/2046[e]	862,533
	J.P. Morgan Mortgage Trust
342,191	2.753%, 6/25/2036	293,258
167,522	2.657%, 10/25/2036	141,312
1,310,605	0.538%, 1/25/2037[e]	885,621
1,517,663	6.250%, 8/25/2037	1,096,458
	MASTR Alternative Loans Trust
397,502	6.500%, 7/25/2034	407,531
828,050	0.608%, 12/25/2035[e]	466,417
	Merrill Lynch Alternative Note Asset Trust
412,718	6.000%, 3/25/2037	384,366
	Residential Asset Securitization Trust
1,065,235	0.538%, 8/25/2037[e]	487,438
	Sequoia Mortgage Trust
182,253	2.634%, 9/20/2046	11,558
	WaMu Mortgage Pass Through Certificates
147,504	2.362%, 9/25/2036	131,131
550,682	2.418%, 10/25/2036	478,008

	Total	14,103,143

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.635%, 4/10/2049	2,666,669
1,650,000	5.620%, 6/10/2049	1,829,844
	Bear Stearns Commercial Mortgage Securities, Inc.
1,497,373	5.331%, 2/11/2044	1,627,938
	CGBAM Commercial Mortgage Trust
980,000	1.260%, 5/15/2030[d,e]	981,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Commercial Mortgage-Backed Securities (1.3%) - continued
	Commercial Mortgage Pass- Through Certificates
$300,000	1.213%, 6/8/2030[d,e]	$299,751
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,644,454
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,228,012
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
143,672	0.727%, 12/25/2016	142,995
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,769,320
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
200,000	0.860%, 4/15/2028[d,e]	199,306
400,000	1.110%, 12/15/2028[c,d,e]	400,223
1,200,000	5.709%, 2/12/2049	1,303,154
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	819,359
	SCG Trust 2013-SRP1
200,000	1.560%, 11/15/2026[d,e]	200,304
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,948,928

	Total	20,061,490

Communications Services (0.4%)
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	263,250
	America Movil SAB de CV
216,000	5.000%, 10/16/2019	236,839
	AT&T, Inc.
144,000	2.400%, 8/15/2016	148,509
135,000	1.146%, 11/27/2018[e]	136,395
216,000	3.875%, 8/15/2021	221,811
	British Telecommunications plc
168,000	1.625%, 6/28/2016	169,922
	CBS Corporation
160,000	8.875%, 5/15/2019	206,672
	CC Holdings GS V, LLC
150,000	2.381%, 12/15/2017	149,453
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	293,625
	CenturyLink, Inc.
270,000	5.625%, 4/1/2020	272,700
	Comcast Corporation
105,000	4.650%, 7/15/2042	100,618
	Cox Communications, Inc.
210,000	9.375%, 1/15/2019[d]	271,797
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[d]	144,368
	DIRECTV Holdings, LLC
144,000	2.400%, 3/15/2017	147,657
160,000	1.750%, 1/15/2018	158,690
144,000	5.875%, 10/1/2019	165,490

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Communications Services (0.4%) - continued
	Hughes Satellite Systems Corporation
$270,000	6.500%, 6/15/2019	$293,625
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019	290,250
	Level 3 Financing, Inc.
270,000	8.625%, 7/15/2020	301,725
	NBC Universal Enterprise, Inc.
150,000	0.924%, 4/15/2018[d,e]	150,226
	Nippon Telegraph & Telephone Corporation
156,000	1.400%, 7/18/2017	155,105
	SBA Tower Trust
145,000	5.101%, 4/17/2017[d]	157,002
	Sprint Communications, Inc.
269,675	9.000%, 11/15/2018[d]	325,633
	Telefonica Emisiones SAU
216,000	3.992%, 2/16/2016	227,349
216,000	3.192%, 4/27/2018	222,336
	Univision Communications, Inc.
270,000	6.875%, 5/15/2019[d]	289,575
	UPCB Finance V, Ltd.
270,000	7.250%, 11/15/2021[d]	291,600
	Verizon Communications, Inc.
288,000	2.500%, 9/15/2016	297,974
121,000	1.100%, 11/1/2017	118,724
144,000	5.500%, 2/15/2018	163,490
144,000	1.993%, 9/14/2018[e]	150,681
72,000	3.650%, 9/14/2018	76,594
216,000	6.400%, 9/15/2033	253,084
72,000	6.550%, 9/15/2043	86,424
	Wind Acquisition Finance SA
270,000	11.750%, 7/15/2017[d]	284,850

	Total	7,224,043

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
200,000	0.612%, 5/26/2016[d,e]	200,578
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	299,406
	Cinemark USA, Inc.
270,000	4.875%, 6/1/2023	255,150
	Daimler Finance North America, LLC
180,000	1.102%, 8/1/2018[d,e]	180,948
	Delphi Corporation
216,000	6.125%, 5/15/2021	238,140
	Federated Retail Holdings, Inc.
104,000	5.900%, 12/1/2016	116,567
	Ford Motor Company
96,000	7.450%, 7/16/2031	120,648
	Ford Motor Credit Company, LLC
222,000	12.000%, 5/15/2015	253,045
150,000	1.489%, 5/9/2016[e]	152,453
160,000	1.700%, 5/9/2016	161,887
175,000	2.375%, 1/16/2018	177,101
155,000	5.000%, 5/15/2018	171,774
	Gap, Inc.
160,000	5.950%, 4/12/2021	178,930
	General Motors Company
108,000	3.500%, 10/2/2018[d]	110,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Consumer Cyclical (0.4%) - continued
$144,000	4.875%, 10/2/2023[d]	$145,800
	General Motors Financial Company, Inc.
128,000	2.750%, 5/15/2016[d]	129,280
270,000	3.250%, 5/15/2018[d]	272,025
	Home Depot, Inc.
144,000	4.875%, 2/15/2044	150,740
	Hyundai Capital America
162,000	1.625%, 10/2/2015[d]	163,581
	Jaguar Land Rover Automotive plc
270,000	5.625%, 2/1/2023[d]	275,400
	L Brands, Inc.
270,000	5.625%, 2/15/2022	274,050
	Lennar Corporation
270,000	4.125%, 12/1/2018	269,663
	Macy’s Retail Holdings, Inc.
80,000	3.875%, 1/15/2022	81,545
57,000	4.375%, 9/1/2023	58,984
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	153,920
72,000	4.000%, 12/31/2018	73,080
	Toyota Motor Credit Corporation
200,000	0.529%, 5/17/2016[e]	200,638
105,000	1.750%, 5/22/2017	106,928
	TRW Automotive, Inc.
100,000	7.250%, 3/15/2017[d]	114,250
	Viacom, Inc.
108,000	2.500%, 9/1/2018	110,268
	Walgreen Company
232,000	5.250%, 1/15/2019	263,385
	Western Union Company
160,000	2.375%, 12/10/2015	164,076
	Wynn Las Vegas, LLC
270,000	5.375%, 3/15/2022[g]	274,725

	Total	5,899,260

Consumer Non-Cyclical (0.6%)
	AbbVie, Inc.
296,000	1.750%, 11/6/2017	297,390
	Altria Group, Inc.
108,000	9.700%, 11/10/2018	143,936
216,000	4.000%, 1/31/2024	215,680
	Anheuser-Busch InBev Finance, Inc.
141,000	0.639%, 2/1/2019[e]	140,794
	Anheuser-Busch InBev Worldwide, Inc.
275,000	7.750%, 1/15/2019	345,151
	Avon Products, Inc.
64,000	2.375%, 3/15/2016	65,173
	Biomet, Inc.
270,000	3.690%, 8/1/2020	287,888
	Boston Scientific Corporation
180,000	6.000%, 1/15/2020	209,126
	Bunge Limited Finance Corporation
97,000	8.500%, 6/15/2019	121,016
	Celgene Corporation
202,000	1.900%, 8/15/2017	204,207
72,000	2.300%, 8/15/2018	72,660

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Consumer Non-Cyclical (0.6%) - continued
	CHS/Community Health Systems, Inc.
$270,000	7.125%, 7/15/2020	$287,550
	ConAgra Foods, Inc.
228,000	1.900%, 1/25/2018	227,162
	Coventry Health Care, Inc.
252,000	5.950%, 3/15/2017	285,708
	CVS Caremark Corporation
144,000	1.200%, 12/5/2016	144,683
101,000	6.125%, 9/15/2039	118,868
	Endo Pharmaceuticals Holdings, Inc.
270,000	7.000%, 7/15/2019	287,550
	Express Scripts Holding Company
166,000	3.125%, 5/15/2016	173,260
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[d]	286,875
	Hawk Acquisition Sub, Inc.
269,675	4.250%, 10/15/2020[d]	263,607
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[d]	384,780
	Kroger Company
115,000	0.804%, 10/17/2016[e]	115,246
144,000	1.200%, 10/17/2016	144,269
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017[g]	169,237
180,000	8.125%, 6/23/2019	224,149
	Mattel, Inc.
128,000	1.700%, 3/15/2018	127,108
	Medco Health Solutions, Inc.
192,000	7.125%, 3/15/2018	229,497
	Merck & Company, Inc.
200,000	0.599%, 5/18/2018[e]	199,918
	Mondelez International, Inc.
118,000	0.757%, 2/1/2019[e]	117,310
288,000	2.250%, 2/1/2019	287,907
	Mylan, Inc.
160,000	7.875%, 7/15/2020[d]	180,518
	PepsiCo, Inc.
150,000	0.447%, 2/26/2016[e]	150,002
	Pernod Ricard SA
144,000	2.950%, 1/15/2017[d]	149,871
108,000	5.750%, 4/7/2021[d]	121,860
	Perrigo Company, Ltd.
416,000	1.300%, 11/8/2016[d]	415,777
144,000	2.300%, 11/8/2018[d]	144,407
	Roche Holdings, Inc.
64,000	7.000%, 3/1/2039[d]	87,853
	SABMiller Holdings, Inc.
216,000	2.450%, 1/15/2017[d]	223,341
210,000	3.750%, 1/15/2022[d]	214,992
	Safeway, Inc.
64,000	3.400%, 12/1/2016	67,058
185,000	5.000%, 8/15/2019	198,964
	Spectrum Brands Escrow Corporation
270,000	6.375%, 11/15/2020[d]	286,875
	Thermo Fisher Scientific, Inc.
180,000	1.300%, 2/1/2017	179,734
72,000	2.400%, 2/1/2019	72,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Consumer Non-Cyclical (0.6%) - continued
	Tyson Foods, Inc.
$210,000	4.500%, 6/15/2022	$218,900
	Valeant Pharmaceuticals International
270,000	6.875%, 12/1/2014[d]	288,225
	Watson Pharmaceuticals, Inc.
252,000	1.875%, 10/1/2017	251,420
	WM Wrigley Jr. Company
210,000	1.400%, 10/21/2016[d]	211,174
180,000	2.000%, 10/20/2017[d]	181,411

	Total	9,822,163

Energy (0.3%)
	BP Capital Markets plc
150,000	1.846%, 5/5/2017	152,836
243,000	1.375%, 11/6/2017	242,068
	CNOOC, Ltd.
250,000	1.125%, 5/9/2016	249,528
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	275,068
	Continental Resources, Inc.
252,000	4.500%, 4/15/2023	258,232
	Devon Energy Corporation
288,000	1.200%, 12/15/2016	288,811
	EQT Corporation
160,000	8.125%, 6/1/2019	196,628
	Hess Corporation
216,000	8.125%, 2/15/2019	270,899
	Linn Energy, LLC
269,675	7.000%, 11/1/2019[d]	273,720
	Lukoil International Finance BV
170,000	3.416%, 4/24/2018[d]	168,725
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[d]	280,800
	Murphy Oil Corporation
120,000	2.500%, 12/1/2017	122,952
	Oasis Petroleum, Inc.
270,000	6.875%, 1/15/2023	288,900
	Offshore Group Investment, Ltd.
270,000	7.500%, 11/1/2019[g]	290,250
	Petrobras Global Finance BV
288,000	2.000%, 5/20/2016	285,381
	Petroleos Mexicanos
126,000	3.500%, 7/18/2018	128,835
	Pioneer Natural Resources Company
83,000	5.875%, 7/15/2016	91,909
	Range Resources Corporation
270,000	5.000%, 8/15/2022	267,637
	Shell International Finance BV
235,000	0.451%, 11/15/2016[e]	235,065
	Sinopec Capital 2013, Ltd.
200,000	1.250%, 4/24/2016[d]	199,391
	Suncor Energy, Inc.
145,000	6.100%, 6/1/2018	169,189
	Transocean, Inc.
83,000	5.050%, 12/15/2016	91,442
236,000	6.000%, 3/15/2018	266,137
	Weatherford International, Ltd.
137,000	9.625%, 3/1/2019	177,855

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Energy (0.3%) - continued
$249,000	6.750%, 9/15/2040	$277,071

	Total	5,549,329

Financials (1.8%)
	Abbey National Treasury Services plc
144,000	3.050%, 8/23/2018	148,786
	ABN AMRO Bank NV
216,000	2.500%, 10/30/2018[d]	216,123
	Aetna, Inc.
168,000	1.500%, 11/15/2017	166,773
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	108,456
	American International Group, Inc.
299,000	2.375%, 8/24/2015	305,460
180,000	3.800%, 3/22/2017	192,725
144,000	8.250%, 8/15/2018	180,877
	ANZ National International, Ltd. of London
250,000	3.125%, 8/10/2015[d]	258,650
	Associated Banc Corporation
83,000	1.875%, 3/12/2014	82,984
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[d]	148,626
	Bank Nederlandse Gemeenten NV
75,000	1.375%, 3/19/2018[d]	74,281
	Bank of America Corporation
352,000	7.750%, 8/15/2015	387,424
165,000	5.750%, 8/15/2016	181,682
340,000	5.750%, 12/1/2017	387,216
398,000	1.316%, 3/22/2018[e]	403,170
165,000	5.650%, 5/1/2018	188,008
432,000	2.600%, 1/15/2019	434,462
144,000	5.875%, 2/7/2042	163,493
	Bank of Montreal
168,000	1.300%, 7/15/2016	169,408
150,000	0.842%, 4/9/2018[e]	150,999
	Bank of Nova Scotia
150,000	0.643%, 3/15/2016[e]	150,290
128,000	0.950%, 3/15/2016	128,858
	Banque Federative du Credit Mutuel SA
216,000	1.087%, 1/20/2017[d,e]	215,938
	BB&T Corporation
84,000	1.103%, 6/15/2018[e]	85,155
	BBVA Banco Continental SA
216,000	2.250%, 7/29/2016[d]	214,650
	BBVA US Senior SAU
264,000	4.664%, 10/9/2015	277,065
	Berkshire Hathaway Finance Corporation
175,000	0.390%, 1/10/2017[e]	174,899
190,000	1.600%, 5/15/2017	193,171
150,000	1.300%, 5/15/2018	147,860
	BNP Paribas SA
144,000	1.250%, 12/12/2016	144,041
243,000	2.375%, 9/14/2017	248,541

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Financials (1.8%) - continued
	Branch Banking and Trust Company
$216,000	0.667%, 12/1/2016[e]	$215,878
	Capital One Financial Corporation
162,000	2.150%, 3/23/2015	164,555
100,000	0.696%, 3/22/2016[e]	99,900
208,000	6.150%, 9/1/2016	233,269
	Chesapeake Funding, LLC
500,000	0.615%, 1/7/2025[d,e]	498,644
	Citigroup, Inc.
287,000	5.000%, 9/15/2014	294,494
280,000	5.500%, 2/15/2017	311,267
144,000	6.000%, 8/15/2017	164,528
242,000	8.500%, 5/22/2019	311,431
128,000	4.050%, 7/30/2022	128,312
	CNA Financial Corporation
201,000	7.350%, 11/15/2019	245,185
	CoBank ACB
85,000	0.843%, 6/15/2022[e,f]	77,987
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
172,000	3.950%, 11/9/2022	168,548
	Credit Agricole SA
160,000	1.625%, 4/15/2016[d]	161,488
	Credit Suisse AG
144,000	5.400%, 1/14/2020	162,789
	CyrusOne, LP
270,000	6.375%, 11/15/2022	278,775
	DDR Corporation
160,000	9.625%, 3/15/2016	186,619
	Discover Financial Services
282,000	6.450%, 6/12/2017	319,640
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	198,220
	Eksportfinans ASA
104,000	3.000%, 11/17/2014	104,728
154,000	5.500%, 5/25/2016	162,701
	Fifth Third Bancorp
188,000	5.450%, 1/15/2017	207,989
	General Electric Capital Corporation
90,000	1.109%, 5/9/2016[e]	91,193
93,000	1.600%, 11/20/2017	93,340
64,000	0.957%, 4/2/2018[e]	64,633
530,000	6.000%, 8/7/2019	626,154
150,000	1.243%, 3/15/2023[e]	149,357
183,000	6.750%, 3/15/2032	230,360
	Goldman Sachs Group, Inc.
250,000	3.700%, 8/1/2015	260,293
128,000	2.375%, 1/22/2018	128,959
150,000	1.436%, 4/30/2018[e]	151,623
120,000	1.341%, 11/15/2018[e]	120,278
179,000	7.500%, 2/15/2019	218,324
216,000	5.375%, 3/15/2020	241,543
192,000	5.250%, 7/27/2021	210,552
	Hartford Financial Services Group, Inc.
245,000	4.000%, 10/15/2017	264,083
128,000	5.125%, 4/15/2022	141,111
	HBOS plc
211,000	6.750%, 5/21/2018[d]	239,444

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Financials (1.8%) - continued
	HCP, Inc.
$84,000	6.000%, 1/30/2017	$94,656
75,000	6.700%, 1/30/2018	87,854
	Health Care REIT, Inc.
200,000	4.700%, 9/15/2017	219,449
80,000	2.250%, 3/15/2018	80,323
	HSBC Bank plc
200,000	0.881%, 5/15/2018[d,e]	200,927
	HSBC Finance Corporation
216,000	6.676%, 1/15/2021	251,369
	HSBC USA, Inc.
160,000	1.625%, 1/16/2018	159,442
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	73,002
	Huntington National Bank
160,000	1.350%, 8/2/2016	160,912
	Icahn Enterprises, LP
210,000	6.000%, 8/1/2020[d]	217,612
	ING Bank NV
162,000	3.750%, 3/7/2017[d]	172,141
	ING Capital Funding Trust III
130,000	3.847%, 12/29/2049[e,i]	129,675
	ING US, Inc.
180,000	2.900%, 2/15/2018	185,627
	International Lease Finance Corporation
147,000	2.193%, 6/15/2016[e]	147,735
	Intesa Sanpaolo SPA
150,000	3.125%, 1/15/2016	153,001
180,000	3.875%, 1/15/2019	182,085
	J.P. Morgan Chase & Company
100,000	0.687%, 4/23/2015[e]	100,264
128,000	1.125%, 2/26/2016	128,352
302,000	3.450%, 3/1/2016	317,010
324,000	2.000%, 8/15/2017	328,202
115,000	1.800%, 1/25/2018	114,795
242,000	6.300%, 4/23/2019	286,227
72,000	3.200%, 1/25/2023	69,028
244,000	7.900%, 4/29/2049[i]	269,913
	J.P. Morgan Chase Bank NA
228,000	0.574%, 6/13/2016[e]	226,576
	KeyBank NA
240,000	7.413%, 5/6/2015	259,340
	Kookmin Bank
216,000	1.114%, 1/27/2017[d,e]	216,293
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[d]	87,911
72,000	6.500%, 5/1/2042[d]	82,550
	Liberty Property, LP
193,000	5.500%, 12/15/2016	212,540
	Macquarie Bank, Ltd.
190,000	5.000%, 2/22/2017[d]	206,796
	Manufacturers and Traders Trust Company
120,000	0.611%, 1/30/2017[e]	119,733
	Merrill Lynch & Company, Inc.
128,000	6.400%, 8/28/2017	148,094
	Morgan Stanley
166,000	4.750%, 4/1/2014[g]	167,003
64,000	1.488%, 2/25/2016[e]	64,862
64,000	1.750%, 2/25/2016	64,935
292,000	4.750%, 3/22/2017	319,500
135,000	6.250%, 8/28/2017	155,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Financials (1.8%) - continued
$100,000	1.519%, 4/25/2018[e]	$101,574
72,000	2.500%, 1/24/2019	71,810
144,000	4.875%, 11/1/2022	149,589
150,000	4.100%, 5/22/2023	146,077
	Murray Street Investment Trust I
402,000	4.647%, 3/9/2017	434,402
	National City Corporation
216,000	6.875%, 5/15/2019	259,286
	Nederlandse Waterschapsbank NV
100,000	0.750%, 3/29/2016[d]	100,233
	Nomura Holdings, Inc.
150,000	1.694%, 9/13/2016[e]	152,626
307,000	2.000%, 9/13/2016	310,201
	Nordea Eiendomskreditt AS
150,000	2.125%, 9/22/2016[d]	154,572
	PNC Bank NA
216,000	1.150%, 11/1/2016	216,679
	Prologis, LP
196,000	7.375%, 10/30/2019	240,210
	Prudential Covered Trust
127,500	2.997%, 9/30/2015[d]	131,493
	Realty Income Corporation
81,000	2.000%, 1/31/2018	80,242
	Regions Bank
369,000	7.500%, 5/15/2018	435,012
	Reinsurance Group of America, Inc.
150,000	5.625%, 3/15/2017	165,934
81,000	5.000%, 6/1/2021	86,753
	Royal Bank of Canada
300,000	1.125%, 7/22/2016	301,572
252,000	2.200%, 7/27/2018	255,592
	Royal Bank of Scotland Group plc
214,000	5.050%, 1/8/2015	219,350
128,000	2.550%, 9/18/2015	130,918
	Santander US Debt SAU
210,000	3.724%, 1/20/2015[d]	214,647
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	174,355
	SLM Corporation
108,000	3.875%, 9/10/2015	111,240
80,000	6.250%, 1/25/2016	86,000
	SpareBank 1 Boligkreditt AS
200,000	1.250%, 5/2/2018[d]	196,016
	Sumitomo Mitsui Banking Corporation
360,000	1.300%, 1/10/2017	361,548
	Svensk Exportkredit AB
100,000	1.125%, 4/5/2018	98,306
	Svenska Handelsbanken AB
160,000	3.125%, 7/12/2016	167,792
51,000	1.625%, 3/21/2018	50,536
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[d]	197,692
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[d,i]	181,900
	Toronto-Dominion Bank
140,000	0.702%, 9/9/2016[e]	140,399
	U.S. Bank NA
155,000	0.466%, 1/30/2017[e]	155,023
	UBS AG London
200,000	0.750%, 3/24/2016[d]	200,224

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Financials (1.8%) - continued
	UBS AG/Stamford, Connecticut
$162,000	5.875%, 12/20/2017	$186,072
	Union Bank NA
288,000	1.500%, 9/26/2016	291,850
	Ventas Realty, LP
216,000	1.550%, 9/26/2016	217,961
	Wachovia Corporation
150,000	0.513%, 6/15/2017[e]	149,260
	Wells Fargo & Company
426,000	1.250%, 7/20/2016	430,036
215,000	2.100%, 5/8/2017	220,883

	Total	28,695,109

Foreign Government (0.1%)
	Asian Development Bank
200,000	0.500%, 6/20/2016	199,630
	Denmark Government International Bond
200,000	0.375%, 4/25/2016[d]	199,234
	European Investment Bank
215,000	1.875%, 3/15/2019	215,456
	Export-Import Bank of Korea
160,000	1.250%, 11/20/2015	160,623
	International Finance Corporation
125,000	0.500%, 5/16/2016	124,979
	Kommunalbanken AS
200,000	0.323%, 3/18/2016[d,e]	200,010
	Kommuninvest i Sverige AB
200,000	0.500%, 6/15/2016[d]	199,386
	Province of Ontario
240,000	1.000%, 7/22/2016	241,596

	Total	1,540,914

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,375,000	3.000%, 2/1/2029[c]	7,598,843
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,277,786	1.953%, 6/1/2043[e]	1,296,147
2,250,000	3.500%, 2/1/2044[c]	2,277,070
	Federal National Mortgage Association
3,102,715	1.764%, 7/1/2043[e]	3,125,147
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,050,000	3.500%, 2/1/2029[c]	7,431,141
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
641,107	2.076%, 1/1/2043[e]	656,482
1,127,789	2.060%, 3/1/2043[e]	1,153,946
946,650	1.751%, 7/1/2043[e]	957,724
3,264,688	1.978%, 7/1/2043[e]	3,309,155
2,326,406	2.018%, 7/1/2043[e]	2,357,793
2,072,843	2.120%, 8/1/2043[e]	2,104,435
14,975,000	3.500%, 2/1/2044[c]	15,192,605
14,300,000	4.000%, 2/1/2044[c]	14,979,250
12,154,000	4.500%, 2/1/2044[c]	13,038,963

	Total	75,478,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Technology (0.2%)
	Amphenol Corporation
$90,000	2.550%, 1/30/2019	$90,469
	Apple, Inc.
64,000	2.400%, 5/3/2023	58,595
	Computer Sciences Corporation
124,000	2.500%, 9/15/2015	126,845
	EMC Corporation
252,000	1.875%, 6/1/2018	252,606
	First Data Corporation
270,000	7.375%, 6/15/2019[d]	288,225
	Hewlett-Packard Company
166,000	2.125%, 9/13/2015	169,342
216,000	5.400%, 3/1/2017	240,300
118,000	1.182%, 1/14/2019[e]	117,944
	Iron Mountain, Inc.
270,000	6.000%, 8/15/2023	277,762
	Micron Semiconductor Asia Pte, Ltd.
110,000	1.258%, 1/15/2019	109,688
	Oracle Corporation
170,000	0.819%, 1/15/2019[e,g]	170,671
	Samsung Electronics America, Inc.
128,000	1.750%, 4/10/2017[d]	128,092
	Tyco Electronics Group SA
242,000	6.550%, 10/1/2017	280,804
	Xerox Corporation
166,000	7.200%, 4/1/2016	186,068

	Total	2,497,411

Transportation (0.1%)
	American Airlines Pass Through Trust
155,264	4.950%, 1/15/2023[d]	163,027
	Avis Budget Car Rental, LLC
270,000	8.250%, 1/15/2019	290,588
	Canadian National Railway Company
85,000	0.438%, 11/6/2015[e]	85,059
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	112,594
104,000	5.750%, 3/15/2033	114,963
	Continental Airlines, Inc.
185,324	4.150%, 4/11/2024	190,884
	CSX Corporation
174,000	6.250%, 4/1/2015	185,282
126,000	3.700%, 11/1/2023	125,323
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	267,500
100,655	4.950%, 5/23/2019	108,707
39,987	4.750%, 5/7/2020	42,886
	ERAC USA Finance, LLC
162,000	1.400%, 4/15/2016[d]	162,373
84,000	2.800%, 11/1/2018[d]	85,811
	Kansas City Southern de Mexico SA de CV
283,000	0.935%, 10/28/2016[e]	283,076

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Transportation (0.1%) - continued
$128,000	2.350%, 5/15/2020	$122,278
	Virgin Australia Holdings, Ltd.
75,000	5.000%, 10/23/2023[d]	76,266

	Total	2,416,617

U.S. Government and Agencies (4.5%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	686,297
1,175,000	4.375%, 5/15/2040	1,344,089
2,130,000	3.000%, 5/15/2042	1,896,699
	U.S. Treasury Notes
21,425,000	0.625%, 10/15/2016	21,445,097
2,365,000	0.625%, 12/15/2016	2,363,522
6,035,000	1.000%, 5/31/2018	5,963,334
12,405,000	1.250%, 10/31/2018	12,300,327
1,685,000	1.625%, 8/15/2022	1,570,737
200,000	1.750%, 5/15/2023	185,562
12,600,000	2.500%, 8/15/2023	12,450,375
	U.S. Treasury Notes, TIPS
5,949,082	0.125%, 4/15/2018	6,140,107
6,967,613	0.125%, 1/15/2023	6,775,467

	Total	73,121,613

U.S. Municipals (1.8%)
	Buckeye Tobacco Settlement Financing Auth. Rev.
1,086,000	5.125%, 6/1/2024, Ser. A-2	913,185
	Dallas/Fort Worth Texas International Airport Joint Rev. Improvement
1,885,000	5.000%, 11/1/2038, Ser. A, AMT	1,892,352
	Los Angeles Department Of Water and Power System Rev.
2,360,000	5.000%, 7/1/2043, Ser. B	2,492,467
	Massachusetts Bay Transportation Auth. Assessment Rev.
1,405,000	5.000%, 7/1/2041, Ser. A	1,500,273
	Massachusetts Development Finance Agency Rev. (Boston University)
1,346,000	5.000%, 10/1/2048	1,382,234
	Massachusetts School Building Auth. Sales Tax Rev.
1,885,000	5.000%, 5/15/2043, Ser. A	2,013,218
	Metropolitan Transportation Auth. Transportation Rev.
1,888,000	5.000%, 11/15/2043, Ser. A	1,937,201
	Miami-Dade County Expressway Auth. Toll System Rev.
803,000	5.000%, 7/1/2040, Ser. A	822,400
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
2,361,000	5.000%, 6/15/2042, Ser. A	2,429,115
	New Jersey Turnpike Auth. Turnpike Rev.
755,000	5.000%, 1/1/2043, Ser. A	784,362
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
1,888,000	5.000%, 6/15/2047, Ser. EE	1,968,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.3%)	Value

U.S. Municipals (1.8%) - continued
	New York City Transitional Finance Auth. Future Tax Rev.
$1,764,000	5.000%, 5/1/2042, Ser. I	$1,865,483
	New York State Dormitory Auth. Personal Income Tax Rev.
1,133,000	5.000%, 3/15/2042, Ser. B	1,191,531
	North Texas Tollway Auth. Rev.
1,888,000	5.000%, 1/1/2042, Ser. B	1,908,806
	San Diego County Regional Airport Auth. Airport Rev.
1,629,000	5.000%, 7/1/2038, Ser. B, AMT	1,658,289
	South Carolina Public Service Auth. Rev. Obligations
1,888,000	5.000%, 12/1/2043, Ser. D	1,934,350
	State of California Various Purpose G.O.
944,000	5.000%, 9/1/2036	998,563
472,000	5.000%, 4/1/2042	491,862
472,000	5.000%, 2/1/2043	493,193
	University of Massachusetts Building Auth. Proj. Rev.
1,511,000	5.000%, 11/1/2039, Ser. 2	1,617,964

	Total	30,295,012

Utilities (0.4%)
	AES Corporation
270,000	7.375%, 7/1/2021	299,025
	American Electric Power Company, Inc.
160,000	1.650%, 12/15/2017	158,338
	Atlas Pipeline Partners, LP
270,000	4.750%, 11/15/2021	249,075
	Buckeye Partners, LP
216,000	2.650%, 11/15/2018	215,162
	Dayton Power and Light Company
144,000	1.875%, 9/15/2016[d]	146,641
	DCP Midstream Operating, LP
80,000	2.500%, 12/1/2017	80,639
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	217,557
	Electricite de France
234,000	0.694%, 1/20/2017[d,e]	234,140
	Enel Finance International NV
192,000	3.875%, 10/7/2014[d]	195,765
108,000	6.250%, 9/15/2017[d]	122,310
	Energy Transfer Partners, LP
64,000	9.700%, 3/15/2019	83,373
321,000	4.650%, 6/1/2021	335,654
	Exelon Corporation
183,000	4.900%, 6/15/2015	192,675
	Exelon Generation Company, LLC
192,000	5.200%, 10/1/2019	209,774
	Iberdrola Finance Ireland, Ltd.
210,000	3.800%, 9/11/2014[d]	213,709
	ITC Holdings Corporation
214,000	5.875%, 9/30/2016[d]	236,526
84,000	4.050%, 7/1/2023	84,944
	MidAmerican Energy Holdings Company
174,000	1.100%, 5/15/2017[d]	173,551

Principal Amount	Long-Term Fixed Income (18.3%)	Value

Utilities (0.4%) - continued
$209,000	5.750%, 4/1/2018	$240,669
166,000	6.500%, 9/15/2037	205,216
	NextEra Energy Capital Holdings, Inc.
249,000	1.200%, 6/1/2015	250,439
	NiSource Finance Corporation
72,000	6.400%, 3/15/2018	83,925
216,000	6.800%, 1/15/2019	257,981
	Northeast Utilities
96,000	1.450%, 5/1/2018	94,261
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	275,738
	ONEOK Partners, LP
141,000	8.625%, 3/1/2019	178,994
	Pacific Gas & Electric Company
245,000	5.625%, 11/30/2017	280,114
	PPL Capital Funding, Inc.
304,000	1.900%, 6/1/2018	302,286
72,000	3.500%, 12/1/2022	70,044
	Sempra Energy
245,000	6.150%, 6/15/2018	286,063
	Spectra Energy Partners, LP
72,000	2.950%, 9/25/2018	74,055
72,000	4.750%, 3/15/2024	75,970
	Williams Partners, LP
83,000	7.250%, 2/1/2017	96,315

	Total	6,220,928

	Total Long-Term Fixed Income (cost $295,702,181)	300,092,741

Shares	Common Stock (15.7%)	Value

Communication Services (<0.1%)
61,800	Bezeq Israel Telecommunication Corporation, Ltd.	94,179

	Total	94,179

Consumer Discretionary (2.4%)
6,200	888 Holdings Public Company, Ltd.	14,569
11,400	Abercrombie & Fitch Company	403,332
5,000	Amazon.com, Inc.[j,k]	1,793,450
1,300	Aoyama Trading Company, Ltd.	33,354
2,500	AutoZone, Inc.[j]	1,237,650
12,200	Barnes & Noble, Inc.[j]	164,456
20,400	Best Buy Company, Inc.	480,216
9,100	Bloomin’ Brands, Inc.[j]	209,027
25,200	Cablevision Systems Corporation	404,208
2,600	Carphone Warehouse Group plc	12,748
9,110	CBS Corporation[k]	534,939
2,200	Charter Communications, Inc.[j]	301,400
19,240	Cheesecake Factory, Inc.	856,950
3,400	Children’s Place Retail Stores, Inc.[j]	179,078
5,000	Cineworld Group plc	29,077
1,600	Cineworld Group plc[j]	3,235
69,300	Comcast Corporation	3,773,385
700	Continental AG	150,232
9,100	Crocs, Inc.[j]	139,685
200	Daimler AG	16,705
8,100	Dana Holding Corporation	153,252
24,912	Delphi Automotive plc	1,516,892

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (15.7%)	Value

Consumer Discretionary (2.4%) - continued
9,400	DISH Network Corporation[j]	$529,972
4,200	Eniro ABj	31,341
6,300	Enterprise Inns plc[j]	16,645
2,950	Finish Line, Inc.	75,668
72,300	Ford Motor Company	1,081,608
12,900	Francesca’s Holdings Corporation[j]	245,100
4,400	Fuji Heavy Industries, Ltd.	119,951
6,780	GNC Holdings, Inc.	346,526
14,800	Halfords Group plc	111,291
2,900	Harman International Industries, Inc.	299,947
15,300	Haseko Corporation[j]	113,887
20,500	Home Depot, Inc.	1,575,425
32,400	Home Retail Group plc	95,240
19,836	Houghton Mifflin Harcourt Company[j]	381,645
24,971	Ignite Restaurant Group, Inc.[j]	303,647
2,200	ITT Educational Services, Inc.[j]	64,680
39,100	ITV plc	126,172
4,400	Kingfisher plc	26,678
4,800	Kohl’s Corporation	243,024
26,560	Las Vegas Sands Corporation	2,032,371
24,629	LeapFrog Enterprises, Inc.[j]	175,358
4,807	LifeLock, Inc.[j]	98,111
7,500	Live Nation Entertainment, Inc.[j]	159,525
37,500	Lowe’s Companies, Inc.	1,735,875
11,700	Macy’s, Inc.	622,440
4,500	Marriott Vacations Worldwide Corporation[j]	215,460
34,381	MDC Partners, Inc.	826,175
22,100	Mediaset SPA[j]	112,400
9,880	Meredith Corporation	452,306
4,500	Michael Kors Holdings, Ltd.[j]	359,685
4,900	Mitchells & Butlers plc[j]	36,208
2,300	N Brown Group plc	20,422
31,760	News Corporation	992,182
15,590	Nexstar Broadcasting Group, Inc.	749,100
16,800	NIKE, Inc.	1,223,880
2,000	Noodles & Company[j]	72,700
6,300	Omnicom Group, Inc.	457,254
1,500	Pandora AS	86,060
17,880	Papa John’s International, Inc.	860,564
8,837	Pier 1 Imports, Inc.	168,875
6,500	Regal Entertainment Group	126,750
1,500	Renault SA	130,304
4,200	Restaurant Group plc	42,242
3,300	Retailmenot, Inc.[j]	116,853
1,600	Safilo Group SPA[j]	37,068
8,100	Scientific Games Corporation[j]	114,048
5,200	Scripps Networks Interactive, Inc.	377,104
4,000	Seiko Holdings Corporation	19,709
17,000	Seven West Media, Ltd.	32,555
4,400	Signet Jewelers, Ltd.	350,020
20,200	Smith & Wesson Holding Corporation[j]	264,418
3,800	Sonic Corporation[j]	67,602
24,600	Southern Cross Media Group, Ltd.	33,771
48,806	Staples, Inc.	642,287
9,400	Starwood Hotels & Resorts Worldwide, Inc.[k]	702,274
2,300	Sturm, Ruger & Company, Inc.	175,191

Shares	Common Stock (15.7%)	Value

Consumer Discretionary (2.4%) - continued
3,800	Sumitomo Forestry Company, Ltd.	$40,954
1,300	Takkt AG	24,428
2,200	Target Corporation	124,608
4,000	Technicolor SAj	19,812
7,050	Tempur-Pedic International, Inc.[j]	347,495
9,200	Time Warner Cable, Inc.	1,226,084
2,400	TJX Companies, Inc.	137,664
11,100	Toll Brothers, Inc.[j]	407,925
9,300	TomTom NVj	64,436
3,600	Toyota Motor Corporation	205,991
500	TS Tech Company, Ltd.	18,439
39,380	Tuesday Morning Corporation[j]	517,453
33,250	Twenty-First Century Fox, Inc.	1,058,015
3,000	Urban Outfitters, Inc.[j]	107,460
7,800	USS Company, Ltd.	106,561
10,700	Viacom, Inc.	878,470
11,700	Weight Watchers International, Inc.	316,251
8,100	Wyndham Worldwide Corporation	574,614

	Total	39,062,094

Consumer Staples (0.9%)
22,600	Altria Group, Inc.	795,972
2,054	Andersons, Inc.	169,948
5,700	Anheuser-Busch InBev NV ADR	546,573
11,445	Annie’s, Inc.[j]	459,173
2,400	Brown-Forman Corporation	184,800
4,400	Bunge, Ltd.	333,344
1,900	Campbell Soup Company	78,299
12,400	Colgate-Palmolive Company	759,252
1,311	Cranswick plc	28,375
35,900	CVS Caremark Corporation[k]	2,431,148
4,200	Fairway Group Holdings Corporation[j]	49,350
2,800	Green Mountain Coffee Roasters, Inc.	226,800
23,200	Greencore Group plc	95,041
1,200	Henkel AG & Company KGaA	129,896
8,963	Ingredion, Inc.	558,395
1,900	Japan Tobacco, Inc.	58,652
5,740	Kimberly-Clark Corporation	627,784
4,200	Koninklijke (Royal) Ahold NV	69,911
5,782	Kraft Foods Group, Inc.[k]	302,688
19,100	Kroger Company	689,510
656	Leroy Seafood Group ASA	19,884
800	Mandom Corporation	27,282
25,247	Mondelez International, Inc.	826,839
10,200	Nestle SA	739,208
6,589	Philip Morris International, Inc.	514,865
4,100	Prestige Brands Holdings, Inc.[j]	124,066
9,700	Procter & Gamble Company[k]	743,214
74,900	Rite Aid Corporation[j]	415,695
200	Royal Unibrew AS	25,269
21,700	Safeway, Inc.	677,908
5,600	Sprouts Farmers Markets, Inc.[j]	200,144
6,600	Wal-Mart Stores, Inc.[k]	492,888
46,500	WhiteWave Foods Company[j]	1,125,765
4,100	Woolworths, Ltd.	122,233

	Total	14,650,171

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (15.7%)	Value

Energy (1.3%)
61,200	Alpha Natural Resources, Inc.[j]	$347,616
12,300	Anadarko Petroleum Corporation	992,487
1,630	Atwood Oceanics, Inc.[j]	77,262
631	Awilco Drilling plc	12,122
21,117	BW Offshore, Ltd.	23,234
3,300	C&J Energy Services, Inc.[j]	77,154
1,732	Cabot Oil & Gas Corporation	69,245
24,527	Cameron International Corporation[j]	1,470,884
140	CARBO Ceramics, Inc.	16,117
7,560	Chevron Corporation	843,923
750	Cimarex Energy Company	73,485
17,200	Cloud Peak Energy, Inc.[j]	322,156
735	Concho Resources, Inc.[j]	71,876
4,550	Denbury Resources, Inc.[j]	73,118
1,520	Energy XXI, Ltd.	34,884
1,100	Ensco plc	55,407
8,739	EOG Resources, Inc.	1,444,032
14,055	EQT Corporation	1,304,444
23,200	Exxon Mobil Corporation	2,138,112
415	Fred Olsen Energy ASA	15,037
4,100	Green Plains Renewable Energy, Inc.	91,348
1,100	Helmerich & Payne, Inc.	96,844
4,285	HollyFrontier Corporation	198,395
4,400	Hunting plc	54,455
14,700	Key Energy Services, Inc.[j]	107,163
64,685	Marathon Oil Corporation	2,121,021
1,100	Marathon Petroleum Corporation	95,755
1,000	Modec, Inc.	27,184
31,000	Nabors Industries, Ltd.	529,480
950	National Oilwell Varco, Inc.	71,259
1,330	Newfield Exploration Company[j]	32,944
1,820	Noble Corporation	56,475
1,260	Noble Energy, Inc.	78,536
13,000	Oasis Petroleum, Inc.[j]	543,530
6,575	Oceaneering International, Inc.	448,086
915	Oil States International, Inc.[j]	85,964
10,200	Peabody Energy Corporation	173,910
430	Pioneer Natural Resources Company	72,808
790	Range Resources Corporation	68,090
23,590	Rex Energy Corporation[j]	444,436
11,980	Rosetta Resources, Inc.[j]	510,468
1,735	Rowan Companies plc[j]	54,427
1,700	Royal Dutch Shell plc, Class B	62,181
21,640	Schlumberger, Ltd.	1,895,015
11,500	Showa Shell Sekiyu KK	109,440
810	SM Energy Company	67,036
3,990	Superior Energy Services, Inc.	94,324
3,000	TonenGeneral Sekiyu KK	26,144
25,700	Total SA ADR	1,469,269
88,300	Weatherford International, Ltd.[j]	1,195,582
1,050	Whiting Petroleum Corporation[j]	61,299

	Total	20,405,463

Financials (3.2%)
14,850	ACE, Ltd.	1,393,079
4,861	Affiliated Managers Group, Inc.[j]	968,506
3,260	Allied World Assurance Company Holdings AG	335,519
11,420	Allstate Corporation[k]	584,704

Shares	Common Stock (15.7%)	Value

Financials (3.2%) - continued
3,700	Altisource Residential Corporation	$111,000
5,820	American Assets Trust, Inc.	194,795
18,100	American International Group, Inc.	868,076
4,500	AmTrust Financial Services, Inc.	145,260
37,700	ARMOUR Residential REIT, Inc.	154,947
18,200	Aviva plc	133,141
6,100	AXA SA	160,010
7,450	Axis Capital Holdings, Ltd.	335,399
20,900	Bank Leumi Le-Israel[j]	79,391
125,740	Bank of America Corporation	2,106,145
500	Bank of Georgia Holdings plc	17,643
1,900	Bankinter SA	14,188
4,600	Banner Corporation	169,418
4,837	Barclays plc	21,594
19,320	BBCN Bancorp, Inc.	290,766
16,800	Berkshire Hathaway, Inc.[j]	1,874,880
2,400	BNP Paribas SA	185,294
4,550	Camden Property Trust	281,281
24,000	CapitaMall Trust[j]	35,026
4,700	Cash America International, Inc.	172,631
58,050	Citigroup, Inc.	2,753,311
3,131	CNA Financial Corporation	122,986
26,069	CNO Financial Group, Inc.	441,609
9,270	Columbia Banking System, Inc.	242,040
5,800	Comerica, Inc.	265,640
4,600	Credit Suisse Group AGj	138,602
14,141	DCT Industrial Trust, Inc.	101,815
11,400	Deutsche Bank AG	549,252
6,600	Discover Financial Services	354,090
5,095	DnB ASA	86,525
13,360	Education Realty Trust, Inc.	120,641
3,900	Evercore Partners, Inc.	217,776
3,530	Extra Space Storage, Inc.	161,180
10,598	F.N.B. Corporation	125,480
38,400	Fifth Third Bancorp	807,168
34,600	First Horizon National Corporation	406,896
4,300	First Industrial Realty Trust, Inc.	73,788
41,300	First Niagara Financial Group, Inc.	356,832
8,650	First Republic Bank	419,785
9,300	Franklin Street Properties Corporation	111,507
9,400	Fulton Financial Corporation	116,090
4,900	FXCM, Inc.	83,986
3,500	GAM Holding AGj	58,743
5,800	Gaming and Leisure Properties, Inc.	201,260
8,800	Grainger plc	30,713
800	Grupo Catalana Occidente SA	30,697
7,000	Hang Seng Bank, Ltd.	109,889
21,020	Hanmi Financial Corporation	453,401
18,400	Hatteras Financial Corporation	330,096
13,231	HCC Insurance Holdings, Inc.	567,742
6,171	Henderson Group plc	22,229
14,000	Henderson Land Development Company, Ltd.	75,310
20,957	Host Hotels & Resorts, Inc.	385,399
134,000	Huntington Bancshares, Inc.	1,215,380
14,600	Intermediate Capital Group plc	99,039
29,090	Invesco, Ltd.	967,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (15.7%)	Value

Financials (3.2%) - continued
15,000	iShares Barclays 1-3 Year Credit Bond Fund	$1,583,550
14,010	iShares Russell 2000 Index Fund	1,571,362
24,000	Israel Discount Bank, Ltd.[j]	41,158
35,776	J.P. Morgan Chase & Company	1,980,559
27,500	KeyCorp	350,900
10,441	Lazard, Ltd.	446,457
120,200	Lloyds TSB Group plc[j]	163,922
3,400	M&T Bank Corporation	379,134
4,650	Macerich Company	263,190
64,300	Man Group plc	86,095
12,200	Mediobanca SPA[j]	111,553
11,200	Mediolanum SPA	96,227
36,420	MetLife, Inc.	1,786,401
25,300	Mitsubishi UFJ Financial Group, Inc.	152,098
2,500	Mitsui & Company, Ltd.	33,478
58,400	Mizuho Financial Group, Inc.	123,768
5,100	Montpelier Re Holdings, Inc.	142,137
39,650	Morgan Stanley	1,170,071
13,900	NASDAQ OMX Group, Inc.	530,285
4,200	NKSJ Holdings, Inc.	109,306
3,300	Nordea Bank AB	44,035
22,100	North Pacific Bank, Ltd.	86,302
7,500	Northern Trust Corporation	451,650
15,000	Oversea-Chinese Banking Corporation, Ltd.	108,988
9,300	PacWest Bancorp	373,023
13,300	Paragon Group Of Companies plc	76,693
9,650	Parkway Properties, Inc.	171,191
10,342	Pebblebrook Hotel Trust	311,604
11,400	PHH Corporation[j]	276,678
1,600	Phoenix Group Holdings	19,272
16,000	Piedmont Office Realty Trust, Inc.	266,720
2,800	Portfolio Recovery Associates, Inc.[j]	140,616
4,500	Progressive Corporation	104,580
8,200	Protective Life Corporation	401,882
10,100	Prudential Financial, Inc.	852,339
5,300	Prudential plc	106,690
800	SBI Holdings, Inc.	10,953
8,000	SLM Corporation	182,080
4,400	Spar Nord Bank ASj	39,533
27,950	SPDR Euro Stoxx 50 ETF	1,111,292
35,400	SPDR S&P 500 ETF Trust	6,307,572
1,380	SPDR S&P Biotech ETF	207,290
13,190	State Street Corporation	883,071
4,818	Stewart Information Services Corporation	156,633
3,300	Sumitomo Mitsui Financial Group, Inc.	152,876
13,320	SVB Financial Group[j]	1,494,904
6,700	TCF Financial Corporation	107,870
17,064	Terreno Realty Corporation	294,695
10,410	Texas Capital Bancshares, Inc.[j]	619,083
3,500	Tokio Marine Holdings, Inc.	102,194
6,050	Visa, Inc.	1,303,352
5,200	W.R. Berkley Corporation	201,552
24,320	Wells Fargo & Company	1,102,669
17,900	Zions Bancorporation	514,625

	Total	52,942,991

Health Care (1.9%)
3,400	Abbott Laboratories	124,644

Shares	Common Stock (15.7%)	Value

Health Care (1.9%) - continued
15,700	Acorda Therapeutics, Inc.[j]	$460,795
600	Actelion, Ltd.[j]	56,333
25,570	Akorn, Inc.[j]	580,439
5,700	Align Technology, Inc.[j]	338,694
28,850	Allscripts Healthcare Solutions, Inc.[j]	477,756
2,600	AmerisourceBergen Corporation	174,772
18,470	Baxter International, Inc.	1,261,501
36,300	BioScrip, Inc.[j]	308,913
3,117	C.R. Bard, Inc.	403,932
1,600	Catamaran Corporation[j]	77,792
8,400	Centene Corporation[j]	509,040
2,100	Charles River Laboratories International, Inc.[j]	118,713
1,100	Clinigen Group plc	10,633
10,900	Community Health Systems, Inc.[j]	451,369
53,980	Covidien plc	3,683,595
2,193	Dechra Pharmaceuticals plc	25,219
6,900	DENTSPLY International, Inc.	318,366
2,700	Envision Healthcare Holdings, Inc.[j]	89,262
20,704	ExamWorks Group, Inc.[j]	637,476
34,350	Express Scripts Holding Company[j]	2,565,601
5,549	Faes Farma, SA	19,731
37,200	Gilead Sciences, Inc.[j]	3,000,180
1,820	GlaxoSmithKline plc	46,782
900	GN Store Nord AS	21,373
7,900	HCA Holdings, Inc.[j]	397,133
7,000	Healthways, Inc.[j]	107,170
6,000	Illumina, Inc.[j]	912,000
8,365	Johnson & Johnson	740,052
500	Lonza Group AGj	50,153
7,700	McKesson Corporation	1,342,957
39,240	Merck & Company, Inc.	2,078,543
700	Merck KGaA	108,390
7,500	Molina Healthcare, Inc.[j]	270,000
12,780	Neurocrine Biosciences, Inc.[j]	218,410
2,600	Nobel Biocare Holding AGj	39,632
3,900	Novartis AG	308,259
18,430	NuVasive, Inc.[j]	690,019
4,800	PAREXEL International Corporation[j]	234,288
35,275	PDL BioPharma, Inc.	321,002
7,700	PerkinElmer, Inc.	335,720
5,425	Perrigo Company plc	844,456
9,100	Questcor Pharmaceuticals, Inc.	609,791
200	Roche Holding AG	54,945
1,100	Roche Holding AG	301,802
1,900	Sanofi	185,747
18,909	Sanofi ADR	924,650
500	Stada Arzneimittel AG	23,796
11,900	Thoratec Corporation[j]	415,786
5,300	United Therapeutics Corporation[j]	543,886
23,081	UnitedHealth Group, Inc.[k]	1,668,295
4,200	Universal Health Services, Inc.	344,484
350	Veeva Systems, Inc.[j]	11,127
6,850	Waters Corporation[j]	741,650
5,760	Zimmer Holdings, Inc.	541,267

	Total	31,128,321

Industrials (2.0%)
6,000	3M Company	769,140
6,924	Actuant Corporation	236,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (15.7%)	Value

Industrials (2.0%) - continued
2,790	Acuity Brands, Inc.	$354,442
24,650	ADT Corporation	740,486
4,800	Aecom Technology Corporation[j]	137,616
12,900	AGCO Corporation	687,957
3,300	Allegion plc[j]	162,855
8,610	Apogee Enterprises, Inc.	291,018
400	Arcadis NV	14,287
3,200	Arkansas Best Corporation	109,728
6,600	Armstrong World Industries, Inc.[j]	367,488
4,100	Babcock & Wilcox Company	140,548
6,600	BAM Group	33,862
2,300	Berendsen plc	34,908
13,350	Boeing Company[k]	1,672,221
8,095	Briggs & Stratton Corporation	170,562
11,600	Carillion plc	64,933
100	Central Japan Railway Company	10,958
9,900	Chemring Group plc	39,262
500	China Yuchai International, Ltd.	10,625
7,610	CLARCOR, Inc.	421,746
2,600	Colfax Corporation[j]	156,650
200	Compagnie de Saint-Gobain	10,489
50,209	CSX Corporation	1,351,124
1,500	Deluxe Corporation	72,825
19,890	DigitalGlobe, Inc.[j]	759,400
7,100	Dover Corporation	614,576
400	Elbit Systems, Ltd.	22,509
20,342	EMCOR Group, Inc.	864,738
1,400	Esterline Technologies Corporation[j]	144,130
12,600	Exelis, Inc.	246,834
6,150	Flowserve Corporation	444,829
4,050	Fluor Corporation	307,638
5,750	Foster Wheeler AGj	172,385
6,880	GATX Corporation	398,352
300	Go-Ahead Group plc	9,739
4,700	GWA Group, Ltd.	12,318
4,000	Hanwa Company, Ltd.	20,621
20,530	HNI Corporation	704,384
25,346	Honeywell International, Inc.[k]	2,312,316
2,400	Huntington Ingalls Industries, Inc.	228,048
800	I.M.A. Industria Macchine Automatiche SPA	33,448
23,500	Ingersoll-Rand plc	1,381,565
5,800	ITE Group plc	26,049
35,990	Jacobs Engineering Group, Inc.[j]	2,184,953
3,800	JM AB	101,586
6,000	Kamigumi Company, Ltd.	53,740
46,000	Kawasaki Kisen Kaisha, Ltd.	107,226
3,900	Keller Group plc	75,909
3,900	Komori Corporation	60,814
3,900	Koninklijke Philips NV	135,308
21,520	Korn/Ferry International[j]	504,859
1,900	KUKA AG	90,661
11,220	Landstar System, Inc.	644,477
1,100	Lindsay Manufacturing Company	93,500
2,400	Lockheed Martin Corporation[k]	362,184
15,360	Manitowoc Company, Inc.	436,992
24,450	Manpower, Inc.	1,904,655
3,600	Matson, Inc.	86,148
6,200	Mermaid Marine Australia, Ltd.	15,898
7,200	MRC Global, Inc.[j]	201,024
16,100	Mueller Water Products, Inc.	139,748

Shares	Common Stock (15.7%)	Value

Industrials (2.0%) - continued
1,000	NIPPO Corporation	$15,574
9,000	Nippon Express Company, Ltd.	42,274
1,000	Nippon Konpo Unyu Soko Company, Ltd.	17,756
900	Nishio Rent All Company, Ltd.	23,889
4,223	Northgate plc	38,876
3,700	Old Dominion Freight Line, Inc.[j]	200,688
23,816	Oshkosh Corporation	1,289,398
800	Osterreichische Post Aktiengesellschaft	36,869
4,059	Parker Hannifin Corporation	460,169
9,360	Pentair, Ltd.	695,729
7,100	Quanta Services, Inc.[j]	221,307
1,900	Randstad Holding NV	120,493
13,500	Republic Airways Holdings, Inc.[j]	132,435
16,860	Ritchie Brothers Auctioneers, Inc.	387,106
800	Rockwell Automation, Inc.	91,872
4,400	SAS ABj	12,147
2,500	Seven Group Holdings, Ltd.	16,981
9,800	Shanks Group plc	18,727
20,000	Singapore Airport Terminal Services, Ltd.	49,034
4,500	Skilled Group, Ltd.	11,232
76,100	Southwest Airlines Company	1,594,295
8,200	Spirit Airlines, Inc.[j]	384,580
8,300	Swift Transportation Company[j]	180,940
900	Temp Holdings Company, Ltd.	26,918
6,604	Tennant Company	423,515
7,400	Titan International, Inc.	124,024
5,000	Toda Corporation	16,634
3,300	Tyco International, Ltd.	133,617
8,350	Union Pacific Corporation	1,454,904
3,091	United Stationers, Inc.	128,060
1,800	United Technologies Corporation	205,236
10,500	Wabash National Corporation[j]	143,955
3,800	WESCO International, Inc.[j]	315,248
500	WS Atkins plc	11,166

	Total	32,991,878

Information Technology (2.9%)
16,600	Accenture plc	1,326,008
21,000	Activision Blizzard, Inc.	359,730
4,500	Alliance Data Systems Corporation[j]	1,078,470
7,900	Amdocs, Ltd.	341,754
1,200	Anixter International, Inc.	105,264
5,852	Apple, Inc.[k]	2,929,511
35,326	Applied Materials, Inc.	594,183
9,200	Arris Group, Inc.[j]	238,280
2,000	Aspen Technology, Inc.[j]	91,140
100,260	Atmel Corporation[j]	838,174
9,350	Autodesk, Inc.[j]	479,187
12,100	AVG Technologies NVj	200,739
7,900	Avnet, Inc.	324,453
4,000	Booz Allen Hamilton Holding Corporation	73,120
16,912	Broadridge Financial Solutions, Inc.	613,736
42,900	Brocade Communications Systems, Inc.[j]	400,686
600	Cap Gemini SA	40,815
3,400	CDW Corporation	80,478
132,740	Cisco Systems, Inc.	2,908,333
23,870	CoreLogic, Inc.[j]	760,259

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (15.7%)	Value

Information Technology (2.9%) - continued
5,434	DST Systems, Inc.	$494,494
16,082	E2open, Inc.[j]	385,164
6,399	eBay, Inc.[j]	340,427
4,800	Electrocomponents plc	20,890
29,300	EMC Corporation	710,232
300	EVS Broadcast Equipment SA	17,968
36,600	Facebook, Inc.[j]	2,290,062
11,600	Fairchild Semiconductor International, Inc.[j]	148,016
3,200	FLIR Systems, Inc.	101,504
1,100	Gartner, Inc.[j]	77,363
4,100	Genpact, Ltd.[j]	69,577
2,984	Google, Inc.[j]	3,524,014
11,230	Guidewire Software, Inc.[j]	530,168
2,200	iGATE Corporation[j]	74,250
100	Inficon Holding AGj	36,930
20,490	Informatica Corporation[j]	826,976
10,100	InterDigital, Inc.	290,375
3,100	International Business Machines Corporation[k]	547,708
2,300	Itron, Inc.[j]	92,874
6,100	Ixia[j]	78,019
7,000	j2 Global, Inc.	317,450
20,600	Jabil Circuit, Inc.	370,182
15,064	Juniper Networks, Inc.[j]	400,853
6,300	Laird plc	33,525
1,600	Leidos Holdings, Inc.	72,544
9,508	Lexmark International, Inc.	372,619
32,000	MasterCard, Inc.	2,421,760
3,153	Micro Focus International plc	38,801
23,620	Microsoft Corporation[k]	894,017
42,640	NetApp, Inc.	1,805,378
2,900	NeuStar, Inc.[j]	98,281
10,700	Nokia Oyj[j]	74,053
44,506	NVIDIA Corporation	698,744
16,200	Oracle Corporation	597,780
10,454	Plantronics, Inc.	448,790
19,900	Polycom, Inc.[j]	237,407
19,600	QUALCOMM, Inc.	1,454,712
16,300	Salesforce.com, Inc.[j]	986,639
8,910	Sapient Corporation[j]	142,827
1,500	Seagate Technology plc	79,290
2,000	Seiko Epson Corporation	51,937
600	SMA Solar Technology AG	25,080
10,800	SunPower Corporation[j]	349,488
71,780	Symantec Corporation	1,536,810
13,500	Take-Two Interactive Software, Inc.[j]	258,930
15,300	Teradata Corporation[j]	629,136
48,558	Teradyne, Inc.[j]	913,376
45,180	Texas Instruments, Inc.	1,915,632
2,500	Trimble Navigation, Ltd.[j]	80,825
36,826	TriQuint Semiconductor, Inc.[j]	305,656
15,810	Ubiquiti Networks, Inc.[j]	651,372
14,665	Virtusa Corporation[j]	502,716
33,140	Vishay Intertechnology, Inc.[j]	450,041
16,450	VMware, Inc.[j]	1,482,803
1,200	Wincor Nixdorf AG	85,246
55,400	Xerox Corporation	601,090
15,690	Xilinx, Inc.	728,330
6,700	Xoom Corporation[j]	183,513

	Total	46,738,964

Shares	Common Stock (15.7%)	Value

Materials (0.5%)
1,900	AEP Industries, Inc.[j]	$83,676
37,772	Allied Nevada Gold Corporation[j]	185,461
42,600	Arrium, Ltd.	57,916
2,300	BHP Billiton, Ltd.	73,451
10,100	BlueScope Steel, Ltd.[j]	47,713
9,780	Celanese Corporation	495,259
24,600	Coeur Mining, Inc.[j]	249,690
14,760	Dow Chemical Company[k]	671,728
6,570	Eagle Materials, Inc.	517,388
3,800	Eastman Chemical Company	296,248
16,700	H.B. Fuller Company	777,886
1,878	Innophos Holdings, Inc.	87,646
28,000	Kobe Steel, Ltd.[j]	46,383
26,600	Louisiana-Pacific Corporation[j]	466,298
15,280	Materials Select Sector SPDR Fund	672,931
2,300	Monsanto Company	245,065
3,000	Nippon Paint Company, Ltd.	49,312
5,800	Nippon Paper Industries Company, Ltd.	104,393
10,980	Nucor Corporation	530,883
10,900	Owens-Illinois, Inc.[j]	349,236
5,500	Packaging Corporation of America	355,300
3,300	PPG Industries, Inc.	601,788
2,700	Schweitzer-Mauduit International, Inc.	124,551
7,768	Silgan Holdings, Inc.	356,007
1,000	Smurfit Kappa Group plc	23,415
25,409	Steel Dynamics, Inc.	419,248
10,450	Teck Resources, Ltd.	251,009
7,300	UPM-Kymmene Oyj	111,812
3,000	Worthington Industries, Inc.	121,620

	Total	8,373,313

Telecommunications Services (0.2%)
28,500	AT&T, Inc.	949,620
24,602	BT Group plc	154,921
7,130	Cogent Communications Group, Inc.	294,968
4,000	Freenet AGj	121,961
5,700	iiNet, Ltd.	33,567
600	KDDI Corporation	33,037
7,000	NTT DoCoMo, Inc.	112,076
1,600	Orange SA	19,807
42,000	Singapore Telecommunications, Ltd.	115,870
16,100	TalkTalk Telecom Group plc	82,382
5,152	Telenor ASA	107,181
26,300	Telstra Corporation, Ltd.	118,371
2,500	TPG Telecom, Ltd.	11,808
30,312	Verizon Communications, Inc.	1,455,582

	Total	3,611,151

Utilities (0.4%)
46,800	A2A SPA	50,352
3,900	Calpine Corporation[j]	74,022
12,950	CMS Energy Corporation	359,881
31,000	Electricidade de Portugal SA	116,382
3,100	Exelon Corporation	89,900
4,900	Gas Natural SDG SA	121,097
3,125	HK Electric Investments, Ltd.[j]	2,117
34,250	NiSource, Inc.	1,177,173
13,292	NorthWestern Corporation	600,931
41,410	PG&E Corporation	1,745,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (15.7%)	Value

Utilities (0.4%) - continued
10,055	PNM Resources, Inc.	$247,856
12,500	Power Assets Holdings, Ltd.	93,732
9,850	Public Service Enterprise Group, Inc.	328,399
10,300	Southern Company	424,772
9,973	Southwest Gas Corporation	535,849
64,464	SP AusNet	70,108
6,800	Veolia Environnement SA	106,614
16,700	Wisconsin Energy Corporation	712,589

	Total	6,857,206

	Total Common Stock (cost $209,135,453)	256,855,731

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
10,800	Unipol Gruppo Finanziario SPA	54,942

	Total	54,942

Health Care (<0.1%)
300	Draegerwerk AG & Company KGaA	36,546

	Total	36,546

	Total Preferred Stock (cost $84,198)	91,488

Shares	Collateral Held for Securities Loaned (0.1%)	Value

1,707,107	Thrivent Cash Management Trust	1,707,107

	Total Collateral Held for Securities Loaned (cost $1,707,107)	1,707,107

Shares or Principal Amount	Short-Term Investments (4.7%)[l]	Value

	Federal Home Loan Bank Discount Notes
9,000,000	0.022%, 2/5/2014	8,999,978
16,000,000	0.025%, 2/7/2014	15,999,933
11,000,000	0.020%, 2/12/2014	10,999,933
4,000,000	0.020%, 2/14/2014	3,999,971
2,000,000	0.030%, 2/24/2014	1,999,962
3,000,000	0.065%, 2/28/2014	2,999,854
5,000,000	0.095%, 3/26/2014	4,999,301
13,700,000	0.062%, 4/23/2014[k]	13,698,087
9,300,000	0.072%, 4/25/2014	9,298,456
2,000,000	0.070%, 4/30/2014	1,999,658
700,000	0.120%, 5/28/2014[k]	699,729
110,000	0.090%, 7/11/2014[k]	109,956
400,000	0.095%, 7/18/2014[k]	399,824
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.090%, 7/8/2014[k]	499,804

	Total Short-Term Investments (at amortized cost)	76,704,446

	Total Investments (cost $1,481,827,014) 102.9%	$1,687,620,766

	Other Assets and Liabilities, Net (2.9%)	(47,597,293)

	Total Net Assets 100.0%	$1,640,023,473

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $23,838,874 or 1.5% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$78,631
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	$76,665
FNA Trust, 1/10/2018	4/29/2013	$161,018

g	All or a portion of the security is on loan.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	At January 31, 2014, $17,446,188 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
ETF	-	Exchange Traded Fund.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$212,047,153
Gross unrealized depreciation	(6,253,401)

Net unrealized appreciation (depreciation)	$205,793,752

Cost for federal income tax purposes	$1,481,827,014

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,869,186	–	4,869,186	–
Capital Goods	2,076,347	–	2,076,347	–
Communications Services	24,898,792	–	24,898,792	–
Consumer Cyclical	12,636,550	–	12,636,550	–
Consumer Non-Cyclical	8,751,934	–	8,751,934	–
Energy	4,298,020	–	4,298,020	–
Financials	2,754,007	–	2,754,007	–
Technology	4,415,631	–	4,415,631	–
Transportation	2,297,189	–	2,297,189	–
Utilities	2,021,200	–	2,021,200	–
Mutual Funds
Equity Mutual Funds	627,992,108	627,992,108	–	–
Fixed Income Mutual Funds	355,158,289	355,158,289	–	–
Long-Term Fixed Income
Asset-Backed Securities	12,161,948	–	11,926,852	235,096
Basic Materials	2,815,071	–	2,815,071	–
Capital Goods	2,189,989	–	2,189,989	–
Collateralized Mortgage Obligations	14,103,143	–	14,103,143	–
Commercial Mortgage-Backed Securities	20,061,490	–	20,061,490	–
Communications Services	7,224,043	–	7,224,043	–
Consumer Cyclical	5,899,260	–	5,899,260	–
Consumer Non-Cyclical	9,822,163	–	9,822,163	–
Energy	5,549,329	–	5,549,329	–
Financials	28,695,109	–	28,617,122	77,987
Foreign Government	1,540,914	–	1,540,914	–
Mortgage-Backed Securities	75,478,701	–	75,478,701	–
Technology	2,497,411	–	2,497,411	–
Transportation	2,416,617	–	2,416,617	–
U.S. Government and Agencies	73,121,613	–	73,121,613	–
U.S. Municipals	30,295,012	–	30,295,012	–
Utilities	6,220,928	–	6,220,928	–
Common Stock
Communication Services	94,179	–	94,179	–
Consumer Discretionary	39,062,094	37,129,609	1,932,485	–
Consumer Staples	14,650,171	13,334,420	1,315,751	–
Energy	20,405,463	20,075,666	329,797	–
Financials	52,942,991	49,979,816	2,963,175	–
Health Care	31,128,321	29,875,526	1,252,795	–
Industrials	32,991,878	31,558,783	1,433,095	–
Information Technology	46,738,964	46,313,719	425,245	–
Materials	8,373,313	7,858,918	514,395	–
Telecommunications Services	3,611,151	2,700,170	910,981	–
Utilities	6,857,206	6,296,804	560,402	–
Preferred Stock
Financials	54,942	–	54,942	–
Health Care	36,546	–	36,546	–
Collateral Held for Securities Loaned	1,707,107	1,707,107	–	–
Short-Term Investments	76,704,446	–	76,704,446	–
Total	$1,687,620,766	$1,229,980,935	$457,326,748	$313,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderate Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,927,936	1,822,003	1,105,933	–

Total Asset Derivatives	$2,927,936	$1,822,003	$1,105,933	$–

Liability Derivatives
Futures Contracts	861,494	861,494	–	–

Total Liability Derivatives	$861,494	$861,494	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	March 2014	($22,020,008)	($22,020,313)	($305)
5-Yr. U.S. Treasury Bond Futures	(625)	March 2014	(75,192,586)	(75,390,625)	(198,039)
10-Yr. U.S. Treasury Bond Futures	(45)	March 2014	(5,538,379)	(5,658,750)	(120,371)
30-Yr. U.S. Treasury Bond Futures	425	March 2014	55,385,517	56,777,344	1,391,827
Eurex EURO STOXX 50 Futures	1,685	March 2014	67,298,545	68,404,478	1,105,933
Mini MSCI EAFE Index Futures	(76)	March 2014	(6,968,250)	(6,907,640)	60,610
Russell 2000 Index Mini-Futures	(259)	March 2014	(28,930,999)	(29,222,970)	(291,971)
S&P 400 Index Mini-Futures	(471)	March 2014	(61,464,323)	(61,715,131)	(250,808)
S&P 500 Index Futures	64	March 2014	28,295,459	28,425,600	130,141
Ultra Long Term U.S. Treasury Bond
Futures	35	March 2014	4,794,013	5,033,438	239,425
Total Futures Contracts					$2,066,442

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Natural Resources	$28,391,795	$201,866	$–	2,784,907	$26,512,314	$201,866
Partner Small Cap Growth	34,662,005	4,650,982	–	2,282,447	35,332,286	–
Partner Small Cap Value	32,557,322	1,037,834	–	1,548,575	33,000,137	121,413
Small Cap Stock	18,516,616	121,073	–	888,311	19,231,941	–
Mid Cap Growth	16,342,089	1,807,501	–	744,157	16,609,592	–
Partner Mid Cap Value	33,727,203	6,369,497	–	2,538,489	34,624,986	175,774
Mid Cap Stock	58,058,777	206,163	–	2,637,150	60,232,516	206,163
Partner Worldwide Allocation	157,435,673	3,225,608	–	15,509,964	153,548,640	3,225,608
Large Cap Growth	86,452,682	319,027	–	11,340,537	90,497,483	319,027
Large Cap Value	121,106,616	1,604,194	–	6,548,778	123,247,997	1,604,194
Large Cap Stock	34,275,906	3,343,277	–	1,365,743	35,154,216	283,272
High Yield	48,237,443	763,836	379,212	9,533,806	48,622,410	763,835
Income	168,298,285	1,671,305	1,061,793	18,602,174	169,465,804	1,671,408
Government Bond	23,726,175	334,508	151,685	2,386,663	23,580,228	67,708
Limited Maturity Bond	114,167,422	1,094,383	1,137,635	9,108,334	113,489,847	441,291
Cash Management Trust- Collateral Investment	2,115,760	28,401,597	28,810,250	1,707,107	1,707,107	2,463
Total Value and Income Earned	978,071,769				984,857,504	9,084,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.7%)[a]	Value

Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$1,352,909	4.250%, 6/30/2019	$1,367,006
	Ineos Group Holdings, Ltd., Term Loan
603,521	4.000%, 5/4/2018	605,892
	Tronox Pigments BV, Term Loan
154,225	4.500%, 3/19/2020	155,883
	US Coatings Acquisition, Inc., Term Loan
367,225	4.750%, 2/1/2020	370,255

	Total	2,499,036

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
784,075	3.500%, 2/8/2020	780,868
	Silver II Borrower, Term Loan
204,766	4.000%, 12/13/2019	205,534

	Total	986,402

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
271,563	3.250%, 11/30/2019	271,562
	Cequel Communications, LLC, Term Loan
258,030	3.500%, 2/14/2019	258,644
	Charter Communications Operating, LLC, Term Loan
104,475	3.000%, 7/1/2020	103,996
	Clear Channel Communications, Inc., Term Loan
8,584	3.810%, 1/29/2016	8,362
492,893	6.910%, 1/30/2019	478,003
158,523	7.669%, 7/30/2019	157,819
	Cricket Communications, Inc., Term Loan
69,300	4.750%, 10/10/2019	69,430
442,775	4.750%, 3/8/2020	443,169
	Cumulus Media Holdings, Inc., Term Loan
398,324	4.250%, 12/23/2020	402,140
	Fairpoint Communications, Term Loan
521,062	7.500%, 2/14/2019	538,867
	Grande Communications Networks, LLC, Term Loan
303,475	4.500%, 5/29/2020	302,844
	Hargray Communications Group, Inc., Term Loan
427,850	4.750%, 6/26/2019	432,129
	Integra Telecom Holdings, Inc., Term Loan
302,713	5.250%, 2/22/2019	306,245
105,000	9.750%, 2/21/2020	107,734
	Level 3 Communications, Inc., Term Loan
675,000	4.000%, 1/15/2020	679,077
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
339,825	6.000%, 6/9/2017	340,675

Principal Amount	Bank Loans (4.7%)[a]	Value

Communications Services (1.4%) - continued
	LTS Buyer, LLC, Term Loan
$228,850	4.000%, 4/13/2020	$229,422
16,445	4.000%, 4/12/2021	16,753
	McGraw-Hill Global Education Holdings, LLC, Term Loan
370,388	9.000%, 3/22/2019	376,929
	Mediacom Broadband, LLC, Term Loan
271,562	4.000%, 1/20/2020	272,016
	NEP Broadcasting, LLC, Term Loan
777,150	4.750%, 1/22/2020	779,093
31,429	9.500%, 7/22/2020	32,136
	NTelos, Inc., Term Loan
162,937	5.750%, 11/9/2019	163,294
	RCN Telecom Services, LLC, Term Loan
405,244	4.500%, 3/1/2020	409,422
	SBA Senior Finance II, LLC, Term Loan
76,980	3.750%, 9/28/2019	77,365
	Syniverse Holdings, Inc., Term Loan
407,199	4.000%, 4/23/2019	409,133
	TNS, Inc., Term Loan
306,944	5.000%, 2/14/2020	308,673
	Virgin Media Investment Holdings, Ltd., Term Loan
640,000	3.500%, 6/8/2020	641,280
	Visant Corporation, Term Loan
626,972	5.250%, 12/22/2016	619,724
	WideOpenWest Finance, LLC, Term Loan
684,825	4.750%, 4/1/2019	689,961
	Zayo Group, LLC, Term Loan
609,535	4.000%, 7/2/2019	612,443

	Total	10,538,340

Consumer Cyclical (1.0%)
	Bally Technologies, Inc., Term Loan
309,225	4.250%, 11/25/2020	311,448
	Burlington Coat Factory Warehouse Corporation, Term Loan
315,887	4.250%, 2/23/2017	318,060
	Cenveo Corporation, Term Loan
210,258	6.250%, 2/13/2017	212,186
	Ceridian Corporation, Term Loan
550,000	4.408%, 5/9/2017	552,200
	Chrysler Group, LLC, Term Loan
337,405	3.500%, 5/24/2017	338,079
	Golden Nugget, Inc., Delayed Draw
58,500	0.500%, 11/21/2019	59,524
	Golden Nugget, Inc., Term Loan
136,500	5.500%, 11/21/2019	138,889
	Harland Clarke Holdings Corporation, Term Loan
60,000	0.000%, 8/17/2019[b,c]	60,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.7%)[a]	Value

Consumer Cyclical (1.0%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$149,250	6.000%, 5/22/2018	$144,617
	Las Vegas Sands, LLC, Term Loan
700,000	3.250%, 12/19/2020	701,484
	Marina District Finance Company, Inc., Term Loan
610,000	6.750%, 8/15/2018	615,338
	MGM Resorts International, Term Loan
331,650	3.500%, 12/20/2019	331,580
	Mohegan Tribal Gaming Authority, Term Loan
750,000	5.500%, 11/19/2019	761,918
	ROC Finance, LLC, Term Loan
568,575	3.637%, 6/20/2019	554,719
	Seminole Indian Tribe of Florida, Term Loan
184,762	3.000%, 4/29/2020	184,724
	Seven Seas Cruises S de RL, LLC, Term Loan
613,000	4.750%, 12/21/2018	614,532
	Toys R Us, Inc., Term Loan
427,189	5.250%, 5/25/2018	348,548
	Univision Communications, Inc., Term Loan
768,043	4.000%, 3/1/2020	772,122

	Total	7,020,268

Consumer Non-Cyclical (0.7%)
	ADS Waste Holdings, Term Loan
480,150	4.250%, 10/9/2019	481,499
	Albertsons, Inc., Term Loan
467,650	4.750%, 3/21/2019	472,027
	Biomet, Inc., Term Loan
398,000	3.664%, 7/25/2017	400,265
	CHS/Community Health Systems,
	Inc., Term Loan
94,125	3.487%, 1/25/2017	94,630
250,875	4.250%, 1/27/2021	253,479
	Del Monte Corporation, Term Loan
63,037	4.000%, 3/8/2018	63,273
	DJO Finance, LLC, Term Loan
493,412	4.750%, 9/15/2017	496,866
	Grifols, Inc., Term Loan
338,259	4.250%, 6/1/2017	340,613
	Hologic, Inc., Term Loan
327,939	3.750%, 8/1/2019	329,943
	JBS USA, LLC, Term Loan
386,100	3.750%, 5/25/2018	385,135
	McJunkin Red Man Corporation, Term Loan
239,400	5.000%, 11/8/2019	242,167
	Rite Aid Corporation, Term Loan
79,400	4.000%, 2/21/2020	79,836
160,000	5.750%, 8/21/2020	163,320
	Roundy’s Supermarkets, Inc., Term Loan
396,639	5.750%, 2/13/2019[b,c]	400,482
	Supervalu, Inc., Term Loan
474,793	5.000%, 3/21/2019	477,523

Principal Amount	Bank Loans (4.7%)[a]	Value

Consumer Non-Cyclical (0.7%) - continued
	Van Wagner Communications, LLC, Term Loan
$267,300	6.250%, 8/3/2018	$270,307

	Total	4,951,365

Energy (0.3%)
	Arch Coal, Inc., Term Loan
757,605	6.250%, 5/16/2018	749,650
	Chesapeake Energy Corporation, Term Loan
1,015,000	5.750%, 12/2/2017	1,037,716
	Offshore Group Investment, Ltd., Term Loan
426,775	5.750%, 3/28/2019	432,997
	Pacific Drilling SA, Term Loan
203,975	4.500%, 6/3/2018	206,270

	Total	2,426,633

Financials (0.2%)
	GEO Group, Inc., Term Loan
103,220	3.250%, 4/3/2020	103,478
	Intelsat Jackson Holdings SA, Term Loan
336,057	3.750%, 6/30/2019	338,517
	MoneyGram International, Inc., Term Loan
411,888	4.250%, 3/27/2020	415,364
	WaveDivision Holdings, LLC, Term Loan
633,600	4.000%, 10/12/2019	637,560

	Total	1,494,919

Technology (0.3%)
	First Data Corporation Extended, Term Loan
530,000	4.158%, 3/23/2018	529,470
	First Data Corporation, Term Loan
275,000	4.158%, 9/24/2018	274,772
	Freescale Semiconductor, Inc., Term Loan
377,150	5.000%, 3/1/2020	379,978
232,417	5.000%, 1/15/2021	235,197
	Infor US, Inc., Term Loan
314,381	3.750%, 6/3/2020	315,101
	SunGard Data Systems, Inc., Term Loan
539,550	4.500%, 1/31/2020	541,034

	Total	2,275,552

Transportation (0.2%)
	American Airlines, Inc., Term Loan
427,850	3.750%, 6/27/2019	430,447
	Delta Air Lines, Inc., Term Loan
401,013	3.500%, 4/20/2017	403,235
	United Air Lines, Inc., Term Loan
258,050	4.000%, 4/1/2019	260,362

	Total	1,094,044

Utilities (0.2%)
	Calpine Corporation, Term Loan
79,186	4.000%, 4/1/2018	79,615
548,062	4.000%, 10/9/2019	552,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.7%)[a]	Value

Utilities (0.2%) - continued
	Intergen NV, Term Loan
$199,000	5.500%, 6/15/2020	$200,493
	NGPL PipeCo, LLC, Term Loan
482,203	6.750%, 9/15/2017	456,887

	Total	1,288,998

	Total Bank Loans (cost $34,342,651)	34,575,557

Shares	Mutual Funds (47.3%)	Value

Equity Mutual Funds (21.6%)
1,217,132	Thrivent Natural Resources Fund	11,587,094
370,738	Thrivent Partner Small Cap Value Fund	7,900,419
168,916	Thrivent Small Cap Stock Fund	3,657,035
1,385,262	Thrivent Partner Mid Cap Value Fund	18,894,970
429,488	Thrivent Mid Cap Stock Fund	9,809,515
4,589,806	Thrivent Partner Worldwide Allocation Fund	45,439,078
2,270,005	Thrivent Large Cap Growth Fund	18,114,638
2,212,214	Thrivent Large Cap Value Fund	41,633,872
35,454	Thrivent Large Cap Stock Fund	912,588

	Total	157,949,209

Fixed Income Mutual Funds (25.7%)
4,910,937	Thrivent High Yield Fund	25,045,778
7,133,889	Thrivent Income Fund	64,989,729
1,125,528	Thrivent Government Bond Fund	11,120,220
6,961,751	Thrivent Limited Maturity Bond Fund	86,743,422

	Total	187,899,149

	Total Mutual Funds (cost $300,868,803)	345,848,358

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Asset-Backed Securities (2.0%)
	Access Group, Inc.
400,280	0.658%, 2/25/2036[d,e]	396,788
	Ally Auto Receivables Trust 2013- SN1
540,000	0.720%, 5/20/2016	540,463
	Avis Budget Rental Car Funding AESOP, LLC
266,310	2.370%, 11/20/2014[d]	269,039
	Chase Issuance Trust
300,000	1.150%, 1/15/2019	300,655
	Countrywide Asset-Backed Certificates
603,438	5.530%, 4/25/2047	550,668
	DT Auto Owner Trust
120,236	0.750%, 5/16/2016[d]	120,300
	Edlinc Student Loan Funding Trust
304,156	3.200%, 10/1/2025[e,f]	301,114
	Federal National Mortgage Association
396,642	0.595%, 8/25/2015	397,271

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Asset-Backed Securities (2.0%) - continued
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
$407,532	0.679%, 1/15/2019	$407,282
	FNA Trust
289,844	1.980%, 1/10/2018[f]	287,670
	GE Dealer Floorplan Master Note Trust
540,000	0.557%, 4/20/2018[e]	540,604
	GE Equipment Transportation, LLC
450,000	0.690%, 11/25/2016	450,092
	Golden Credit Card Trust
360,000	0.410%, 2/15/2018[d,e]	359,703
400,000	0.590%, 9/15/2018[d,e]	400,952
	Hertz Fleet Lease Funding, LP
450,000	0.711%, 12/10/2027[d,e]	450,000
	HLSS Servicer Advance Receivables Backed Notes
450,000	1.287%, 9/15/2044[d]	450,090
	Hyundai Auto Receivables Trust
540,000	0.710%, 9/15/2017	541,720
	Hyundai Floorplan Master Owner Trust
607,500	0.510%, 5/15/2018[d,e]	608,762
	Master Credit Card Trust
366,300	0.780%, 4/21/2017[d]	366,720
	Morgan Stanley Capital, Inc.
747,770	0.308%, 2/25/2037[e]	409,716
	Motor plc
636,000	0.658%, 2/15/2021[d]	636,566
	Nissan Master Owner Trust Receivables
600,000	0.460%, 2/15/2018[e]	599,876
	Penarth Master Issuer plc
460,000	0.547%, 11/18/2017[d,e]	460,000
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,697,007
	Santander Drive Auto Receivables Trust
450,000	0.700%, 9/15/2017	450,216
	SLM Student Loan Trust
244,755	0.760%, 8/15/2022[d,e]	244,755
428,871	0.639%, 4/25/2023[d,e]	428,294
300,000	1.210%, 5/17/2027[d,e]	296,019
	Volvo Financial Equipment, LLC
450,000	0.740%, 3/15/2017[d]	449,896
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	448,376
	World Omni Automobile Lease Securitization Trust
425,000	1.400%, 2/15/2019	428,646
	World Omni Master Owner Trust
360,000	0.510%, 2/15/2018[d,e]	360,000

	Total	14,649,260

Basic Materials (0.4%)
	FMG Resources Pty. Ltd.
629,086	6.875%, 2/1/2018[d,g]	662,113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Basic Materials (0.4%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$284,000	2.375%, 3/15/2018	$284,643
	Glencore Funding, LLC
109,000	1.700%, 5/27/2016[d]	109,186
270,000	1.599%, 1/15/2019[d,e]	265,694
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
315,000	8.875%, 2/1/2018	327,600
	Ineos Finance plc
315,000	7.500%, 5/1/2020[d]	344,138
	International Paper Company
127,000	5.300%, 4/1/2015	133,393
	LyondellBasell Industries NV
190,000	6.000%, 11/15/2021	220,882
	Mosaic Company
196,000	5.450%, 11/15/2033	204,613
	Rio Tinto Finance USA plc
132,000	1.375%, 6/17/2016	133,248
	Vale Overseas, Ltd.
168,000	6.250%, 1/23/2017	186,312

	Total	2,871,822

Capital Goods (0.3%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[d]	104,809
	CNH Capital, LLC
315,000	3.625%, 4/15/2018	318,544
	Eaton Corporation
61,000	1.500%, 11/2/2017	60,977
92,000	4.000%, 11/2/2032	87,965
	Harsco Corporation
168,000	2.700%, 10/15/2015	170,060
	John Deere Capital Corporation
270,000	0.312%, 1/12/2015[e]	270,163
	Northrop Grumman Corporation
168,000	1.750%, 6/1/2018	167,119
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	321,153
	Roper Industries, Inc.
155,000	2.050%, 10/1/2018	152,712
	RSC Equipment Rental, Inc.
315,000	8.250%, 2/1/2021	353,587
	Textron, Inc.
135,000	5.600%, 12/1/2017	150,524

	Total	2,157,613

Collateralized Mortgage Obligations (1.4%)
	Alternative Loan Trust
424,409	6.000%, 6/25/2036	374,322
	Citigroup Mortgage Loan Trust, Inc.
303,033	5.500%, 11/25/2035	272,677
	CitiMortgage Alternative Loan Trust
979,475	5.750%, 4/25/2037	845,100
	Countrywide Alternative Loan Trust
742,940	5.067%, 10/25/2035	609,728
334,267	6.500%, 8/25/2036	234,460
190,219	6.000%, 1/25/2037	155,240

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Collateralized Mortgage Obligations (1.4%) - continued
$1,156,761	5.500%, 5/25/2037	$986,850
910,452	7.000%, 10/25/2037	630,716
	Countrywide Home Loans, Inc.
371,452	5.750%, 4/25/2037	336,171
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
123,153	5.500%, 10/25/2021	117,958
326,666	6.000%, 10/25/2021	303,586
	Federal Home Loan Mortgage Corporation
1,825,503	3.000%, 4/15/2028[h]	229,384
1,313,765	3.000%, 2/15/2033[h]	205,057
	Federal National Mortgage Association
2,866,714	3.500%, 1/25/2033[h]	468,193
	Greenpoint Mortgage Funding Trust
951,335	0.358%, 10/25/2045[e]	736,640
	J.P. Morgan Mortgage Trust
89,345	2.657%, 10/25/2036	75,366
901,041	0.538%, 1/25/2037[e]	608,865
1,011,775	6.250%, 8/25/2037	730,972
	MASTR Alternative Loans Trust
211,173	6.500%, 7/25/2034	216,501
621,038	0.608%, 12/25/2035[e]	349,813
	Merrill Lynch Alternative Note Asset Trust
220,116	6.000%, 3/25/2037	204,995
	Residential Accredit Loans, Inc.
204,745	5.750%, 9/25/2035	185,112
	Residential Asset Securitization Trust
805,421	0.538%, 8/25/2037[e]	368,550
	Sequoia Mortgage Trust
66,274	2.634%, 9/20/2046	4,203
1,473,992	2.634%, 9/20/2046	1,263,631
	WaMu Mortgage Pass Through Certificates
219,542	2.362%, 9/25/2036	195,172
196,787	2.418%, 10/25/2036	170,817

	Total	10,880,079

Commercial Mortgage-Backed Securities (2.1%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.635%, 4/10/2049	1,777,779
2,450,000	5.620%, 6/10/2049	2,717,040
	Bear Stearns Commercial Mortgage Securities, Inc.
998,248	5.331%, 2/11/2044	1,085,292
	Commercial Mortgage Pass- Through Certificates
540,000	1.213%, 6/8/2030[d,e]	539,551
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,873,155
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,990,607

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Commercial Mortgage-Backed Securities (2.1%) - continued
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
$574,688	0.727%, 12/25/2016	$571,980
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,105,825
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
360,000	0.860%, 4/15/2028[d,e]	358,751
300,000	1.110%, 12/15/2028[c,d,e]	300,167
800,000	5.709%, 2/12/2049	868,770
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	546,240
	SCG Trust 2013-SRP1
150,000	1.560%, 11/15/2026[d,e]	150,228
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,299,286

	Total	15,184,671

Communications Services (0.9%)
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	307,125
	America Movil SAB de CV
168,000	5.000%, 10/16/2019	184,208
	AT&T, Inc.
112,000	2.400%, 8/15/2016	115,507
100,000	1.146%, 11/27/2018[e]	101,034
168,000	3.875%, 8/15/2021	172,520
	British Telecommunications plc
132,000	1.625%, 6/28/2016	133,510
	CBS Corporation
122,000	8.875%, 5/15/2019	157,588
	CC Holdings GS V, LLC
116,000	2.381%, 12/15/2017	115,577
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	342,563
	CenturyLink, Inc.
315,000	5.625%, 4/1/2020	318,150
	Comcast Corporation
85,000	4.650%, 7/15/2042	81,452
	Cox Communications, Inc.
160,000	9.375%, 1/15/2019[d]	207,084
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[d]	106,940
	DIRECTV Holdings, LLC
110,000	2.400%, 3/15/2017	112,794
122,000	1.750%, 1/15/2018	121,001
112,000	5.875%, 10/1/2019	128,714
	Hughes Satellite Systems Corporation
315,000	6.500%, 6/15/2019	342,562
	Intelsat Jackson Holdings SA
315,000	7.250%, 4/1/2019	338,625
	Level 3 Financing, Inc.
315,000	8.625%, 7/15/2020	352,013
	NBC Universal Enterprise, Inc.
270,000	0.924%, 4/15/2018[d,e]	270,407

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Communications Services (0.9%) - continued
	Nippon Telegraph & Telephone Corporation
$120,000	1.400%, 7/18/2017	$119,311
	SBA Tower Trust
110,000	5.101%, 4/17/2017[d]	119,105
	Sprint Communications, Inc.
314,086	9.000%, 11/15/2018[d]	379,259
	Telefonica Emisiones SAU
168,000	3.992%, 2/16/2016	176,827
168,000	3.192%, 4/27/2018	172,928
	Univision Communications, Inc.
315,000	6.875%, 5/15/2019[d]	337,837
	UPCB Finance V, Ltd.
315,000	7.250%, 11/15/2021[d]	340,200
	Verizon Communications, Inc.
224,000	2.500%, 9/15/2016	231,757
93,000	1.100%, 11/1/2017	91,251
100,000	5.500%, 2/15/2018	113,534
112,000	1.993%, 9/14/2018[e]	117,196
56,000	3.650%, 9/14/2018	59,573
168,000	6.400%, 9/15/2033	196,843
56,000	6.550%, 9/15/2043	67,219
	Wind Acquisition Finance SA
315,000	11.750%, 7/15/2017[d]	332,325

	Total	6,864,539

Consumer Cyclical (0.8%)
	American Honda Finance Corporation
360,000	0.612%, 5/26/2016[d,e]	361,041
	Chrysler Group, LLC
320,000	8.000%, 6/15/2019	348,400
	Cinemark USA, Inc.
315,000	4.875%, 6/1/2023	297,675
	Daimler Finance North America, LLC
270,000	1.102%, 8/1/2018[d,e]	271,421
	Delphi Corporation
168,000	6.125%, 5/15/2021	185,220
	Federated Retail Holdings, Inc.
81,000	5.900%, 12/1/2016	90,788
	Ford Motor Company
75,000	7.450%, 7/16/2031	94,256
	Ford Motor Credit Company, LLC
182,000	12.000%, 5/15/2015	207,451
270,000	1.489%, 5/9/2016[e]	274,416
125,000	1.700%, 5/9/2016	126,474
135,000	2.375%, 1/16/2018	136,621
115,000	5.000%, 5/15/2018	127,445
	Gap, Inc.
125,000	5.950%, 4/12/2021	139,789
	General Motors Company
84,000	3.500%, 10/2/2018[d]	85,785
112,000	4.875%, 10/2/2023[d]	113,400
	General Motors Financial Company, Inc.
100,000	2.750%, 5/15/2016[d]	101,000
315,000	3.250%, 5/15/2018[d]	317,363
	Home Depot, Inc.
112,000	4.875%, 2/15/2044	117,242
	Hyundai Capital America
124,000	1.625%, 10/2/2015[d]	125,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Consumer Cyclical (0.8%) - continued
	Jaguar Land Rover Automotive plc
$315,000	5.625%, 2/1/2023[d]	$321,300
	L Brands, Inc.
315,000	5.625%, 2/15/2022	319,725
	Lennar Corporation
315,000	4.125%, 12/1/2018	314,606
	Macy’s Retail Holdings, Inc.
60,000	3.875%, 1/15/2022	61,159
45,000	4.375%, 9/1/2023	46,566
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	120,250
56,000	4.000%, 12/31/2018	56,840
	Toyota Motor Credit Corporation
360,000	0.529%, 5/17/2016[e]	361,149
80,000	1.750%, 5/22/2017	81,469
	TRW Automotive, Inc.
70,000	7.250%, 3/15/2017[d]	79,975
	Viacom, Inc.
84,000	2.500%, 9/1/2018	85,764
	Walgreen Company
183,000	5.250%, 1/15/2019	207,756
	Western Union Company
122,000	2.375%, 12/10/2015	125,108
	Wynn Las Vegas, LLC
315,000	5.375%, 3/15/2022[g]	320,513

	Total	6,023,177

Consumer Non-Cyclical (1.2%)
	AbbVie, Inc.
229,000	1.750%, 11/6/2017	230,075
	Altria Group, Inc.
80,000	9.700%, 11/10/2018	106,619
168,000	4.000%, 1/31/2024	167,751
	Anheuser-Busch InBev Finance, Inc.
105,000	0.639%, 2/1/2019[e]	104,846
	Anheuser-Busch InBev
	Worldwide, Inc.
214,000	7.750%, 1/15/2019	268,590
	Avon Products, Inc.
50,000	2.375%, 3/15/2016	50,916
	Biomet, Inc.
315,000	6.500%, 8/1/2020	335,869
	Boston Scientific Corporation
145,000	6.000%, 1/15/2020	168,463
	Bunge Limited Finance Corporation
70,000	8.500%, 6/15/2019	87,331
	Celgene Corporation
156,000	1.900%, 8/15/2017	157,705
56,000	2.300%, 8/15/2018	56,513
	CHS/Community Health Systems, Inc.
315,000	7.125%, 7/15/2020	335,475
	ConAgra Foods, Inc.
174,000	1.900%, 1/25/2018	173,360
	Coventry Health Care, Inc.
198,000	5.950%, 3/15/2017	224,485
	CVS Caremark Corporation
112,000	1.200%, 12/5/2016	112,531
77,000	6.125%, 9/15/2039	90,622

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Consumer Non-Cyclical (1.2%) - continued
	Endo Pharmaceuticals Holdings, Inc.
$315,000	7.000%, 7/15/2019	$335,475
	Express Scripts Holding Company
130,000	3.125%, 5/15/2016	135,686
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[d]	334,688
	Hawk Acquisition Sub, Inc.
314,086	4.250%, 10/15/2020[d]	307,019
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[d]	437,780
	Kroger Company
85,000	0.804%, 10/17/2016[e]	85,182
112,000	1.200%, 10/17/2016	112,209
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017[g]	132,535
140,000	8.125%, 6/23/2019	174,338
	Mattel, Inc.
94,000	1.700%, 3/15/2018	93,345
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	168,537
	Merck & Company, Inc.
360,000	0.599%, 5/18/2018[e]	359,853
	Mondelez International, Inc.
87,000	0.757%, 2/1/2019[e]	86,491
224,000	2.250%, 2/1/2019	223,927
	Mylan, Inc.
122,000	7.875%, 7/15/2020[d]	137,645
	PepsiCo, Inc.
270,000	0.447%, 2/26/2016[e]	270,004
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[d]	116,567
84,000	5.750%, 4/7/2021[d]	94,780
	Perrigo Company, Ltd.
368,000	1.300%, 11/8/2016[d]	367,803
112,000	2.300%, 11/8/2018[d]	112,317
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[d]	68,635
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[d]	155,098
165,000	3.750%, 1/15/2022[d]	168,922
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,389
142,000	5.000%, 8/15/2019	152,718
	Spectrum Brands Escrow Corporation
315,000	6.375%, 11/15/2020[d]	334,688
	Thermo Fisher Scientific, Inc.
140,000	1.300%, 2/1/2017	139,793
56,000	2.400%, 2/1/2019	56,059
	Tyson Foods, Inc.
160,000	4.500%, 6/15/2022	166,781
	Valeant Pharmaceuticals International
315,000	6.875%, 12/1/2014[d]	336,263
	Watson Pharmaceuticals, Inc.
196,000	1.875%, 10/1/2017	195,549
	WM Wrigley Jr. Company
195,000	1.400%, 10/21/2016[d]	196,090
140,000	2.000%, 10/20/2017[d]	141,098

	Total	8,921,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Energy (0.7%)
	BP Capital Markets plc
$270,000	1.846%, 5/5/2017	$275,105
186,000	1.375%, 11/6/2017	185,287
	CNOOC, Ltd.
200,000	1.125%, 5/9/2016	199,623
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	320,368
	Continental Resources, Inc.
196,000	4.500%, 4/15/2023	200,847
	Devon Energy Corporation
224,000	1.200%, 12/15/2016	224,631
	EQT Corporation
118,000	8.125%, 6/1/2019	145,013
	Hess Corporation
165,000	8.125%, 2/15/2019	206,936
	Linn Energy, LLC
314,086	7.000%, 11/1/2019[d]	318,797
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[d]	138,950
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[d]	327,600
	Murphy Oil Corporation
91,000	2.500%, 12/1/2017	93,239
	Oasis Petroleum, Inc.
315,000	6.875%, 1/15/2023	337,050
	Offshore Group Investment, Ltd.
315,000	7.500%, 11/1/2019	338,625
	Petrobras Global Finance BV
224,000	2.000%, 5/20/2016	221,963
	Petroleos Mexicanos
99,000	3.500%, 7/18/2018	101,227
	Pioneer Natural Resources Company
65,000	5.875%, 7/15/2016	71,977
	Range Resources Corporation
315,000	5.000%, 8/15/2022	312,244
	Shell International Finance BV
175,000	0.451%, 11/15/2016[e]	175,048
	Sinopec Capital 2013, Ltd.
170,000	1.250%, 4/24/2016[d]	169,482
	Suncor Energy, Inc.
114,000	6.100%, 6/1/2018	133,017
	Transocean, Inc.
65,000	5.050%, 12/15/2016	71,611
180,000	6.000%, 3/15/2018	202,986
	Weatherford International, Ltd.
106,000	9.625%, 3/1/2019	137,611
195,000	6.750%, 9/15/2040	216,983

	Total	5,126,220

Financials (3.6%)
	Abbey National Treasury Services plc
112,000	3.050%, 8/23/2018	115,723
	ABN AMRO Bank NV
168,000	2.500%, 10/30/2018[d]	168,096
	Aetna, Inc.
132,000	1.500%, 11/15/2017	131,036
	American Express Credit Corporation
80,000	2.375%, 3/24/2017	82,633

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Financials (3.6%) - continued
	American International Group, Inc.
$250,000	2.375%, 8/24/2015	$255,401
140,000	3.800%, 3/22/2017	149,897
112,000	8.250%, 8/15/2018	140,682
	ANZ National International, Ltd. of London
197,000	3.125%, 8/10/2015[d,g]	203,816
	Associated Banc Corporation
65,000	1.875%, 3/12/2014	64,988
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[d]	115,598
	Bank Nederlandse Gemeenten NV
135,000	1.375%, 3/19/2018[d]	133,705
	Bank of America Corporation
275,000	7.750%, 8/15/2015	302,675
130,000	5.750%, 8/15/2016	143,143
270,000	5.750%, 12/1/2017	307,495
457,000	1.316%, 3/22/2018[e]	462,937
130,000	5.650%, 5/1/2018	148,128
336,000	2.600%, 1/15/2019	337,915
112,000	5.875%, 2/7/2042	127,161
	Bank of Montreal
132,000	1.300%, 7/15/2016	133,106
270,000	0.842%, 4/9/2018[e]	271,798
	Bank of Nova Scotia
270,000	0.643%, 3/15/2016[e]	270,522
100,000	0.950%, 3/15/2016	100,671
	Banque Federative du Credit Mutuel SA
168,000	1.087%, 1/20/2017[d,e]	167,952
	BB&T Corporation
66,000	1.103%, 6/15/2018[e]	66,907
	BBVA Banco Continental SA
150,000	2.250%, 7/29/2016[d]	149,063
	BBVA US Senior SAU
203,000	4.664%, 10/9/2015	213,046
	Berkshire Hathaway Finance Corporation
150,000	1.600%, 5/15/2017	152,503
270,000	1.300%, 5/15/2018	266,147
	BNP Paribas SA
112,000	1.250%, 12/12/2016	112,032
187,000	2.375%, 9/14/2017	191,264
	Branch Banking and Trust Company
168,000	0.667%, 12/1/2016[e]	167,905
	Capital One Financial Corporation
124,000	2.150%, 3/23/2015	125,955
180,000	0.696%, 3/22/2016[e]	179,820
159,000	6.150%, 9/1/2016	178,316
	Chesapeake Funding, LLC
500,000	0.615%, 1/7/2025[d,e]	498,644
	Citigroup, Inc.
232,000	5.000%, 9/15/2014	238,058
215,000	5.500%, 2/15/2017	239,009
112,000	6.000%, 8/15/2017	127,966
185,000	8.500%, 5/22/2019	238,077
94,000	4.050%, 7/30/2022	94,229
	CNA Financial Corporation
152,000	7.350%, 11/15/2019	185,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Financials (3.6%) - continued
	CoBank ACB
$80,000	0.843%, 6/15/2022[e,f]	$73,400
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
133,000	3.950%, 11/9/2022	130,331
	Credit Agricole SA
125,000	1.625%, 4/15/2016[d]	126,163
	Credit Suisse AG
112,000	5.400%, 1/14/2020	126,614
	CyrusOne, LP
315,000	6.375%, 11/15/2022	325,238
	DDR Corporation
125,000	9.625%, 3/15/2016	145,796
	Discover Financial Services
211,000	6.450%, 6/12/2017	239,163
	DnB Boligkreditt AS
360,000	1.450%, 3/21/2018[d]	356,796
	Eksportfinans ASA
81,000	3.000%, 11/17/2014	81,567
120,000	5.500%, 5/25/2016	126,780
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	162,629
	General Electric Capital Corporation
85,000	1.109%, 5/9/2016[e]	86,127
62,000	1.600%, 11/20/2017	62,227
50,000	0.957%, 4/2/2018[e]	50,495
411,000	6.000%, 8/7/2019	485,565
270,000	1.243%, 3/15/2023[e]	268,843
149,000	6.750%, 3/15/2032	187,561
	Goldman Sachs Group, Inc.
195,000	3.700%, 8/1/2015	203,028
100,000	2.375%, 1/22/2018	100,749
270,000	1.436%, 4/30/2018[e]	272,921
90,000	1.341%, 11/15/2018[e]	90,208
134,000	7.500%, 2/15/2019	163,438
168,000	5.375%, 3/15/2020	187,867
141,000	5.250%, 7/27/2021	154,624
	Hartford Financial Services Group, Inc.
191,000	4.000%, 10/15/2017	205,877
94,000	5.125%, 4/15/2022	103,628
	HBOS plc
168,000	6.750%, 5/21/2018[d]	190,647
	HCP, Inc.
66,000	6.000%, 1/30/2017	74,372
55,000	6.700%, 1/30/2018	64,426
	Health Care REIT, Inc.
155,000	4.700%, 9/15/2017	170,073
61,000	2.250%, 3/15/2018	61,246
	HSBC Bank plc
360,000	0.881%, 5/15/2018[d,e]	361,668
	HSBC Finance Corporation
168,000	6.676%, 1/15/2021	195,509
	HSBC USA, Inc.
122,000	1.625%, 1/16/2018	121,575
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,779
	Huntington National Bank
130,000	1.350%, 8/2/2016	130,741
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020[d]	259,063

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Financials (3.6%) - continued
	ING Bank NV
$124,000	3.750%, 3/7/2017[d]	$131,762
	ING Capital Funding Trust III
100,000	3.847%, 12/29/2049[e,i]	99,750
	ING US, Inc.
134,000	2.900%, 2/15/2018	138,189
	International Lease Finance Corporation
190,000	2.193%, 6/15/2016[e]	190,950
	Intesa Sanpaolo SPA
130,000	3.125%, 1/15/2016	132,601
140,000	3.875%, 1/15/2019	141,622
	J.P. Morgan Chase & Company
180,000	0.687%, 4/23/2015[e]	180,475
94,000	1.125%, 2/26/2016	94,259
229,000	3.450%, 3/1/2016	240,382
255,000	2.000%, 8/15/2017	258,307
80,000	1.800%, 1/25/2018	79,858
191,000	6.300%, 4/23/2019	225,906
50,000	3.200%, 1/25/2023	47,936
189,000	7.900%, 4/29/2049[i]	209,072
	J.P. Morgan Chase Bank NA
178,000	0.574%, 6/13/2016[e]	176,888
	KeyBank NA
183,000	7.413%, 5/6/2015	197,747
	Kookmin Bank
168,000	1.114%, 1/27/2017[d,e]	168,228
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[d]	68,846
56,000	6.500%, 5/1/2042[d]	64,205
	Liberty Property, LP
149,000	5.500%, 12/15/2016	164,085
	Macquarie Bank, Ltd.
150,000	5.000%, 2/22/2017[d]	163,260
	Manufacturers and Traders Trust Company
90,000	0.611%, 1/30/2017[e]	89,800
	Merrill Lynch & Company, Inc.
100,000	6.400%, 8/28/2017	115,698
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[d]	197,823
	Morgan Stanley
130,000	4.750%, 4/1/2014[g]	130,785
47,000	1.488%, 2/25/2016[e]	47,633
47,000	1.750%, 2/25/2016	47,687
221,000	4.750%, 3/22/2017	241,813
105,000	6.250%, 8/28/2017	120,746
180,000	1.519%, 4/25/2018[e]	182,833
56,000	2.500%, 1/24/2019	55,853
112,000	4.875%, 11/1/2022	116,347
110,000	4.100%, 5/22/2023	107,123
	Murray Street Investment Trust I
319,000	4.647%, 3/9/2017	344,712
	National City Corporation
168,000	6.875%, 5/15/2019	201,667
	Nederlandse Waterschapsbank NV
180,000	0.750%, 3/29/2016[d]	180,420
	Nomura Holdings, Inc.
270,000	1.694%, 9/13/2016[e]	274,728
240,000	2.000%, 9/13/2016	242,502
	Nordea Eiendomskreditt AS
270,000	2.125%, 9/22/2016[d]	278,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Financials (3.6%) - continued
	PNC Bank NA
$168,000	1.150%, 11/1/2016	$168,528
	Prologis, LP
150,000	7.375%, 10/30/2019	183,834
	Prudential Covered Trust
229,500	2.997%, 9/30/2015[d]	236,687
	Realty Income Corporation
62,000	2.000%, 1/31/2018	61,420
	Regions Bank
295,000	7.500%, 5/15/2018	347,774
	Reinsurance Group of America, Inc.
110,000	5.625%, 3/15/2017	121,685
62,000	5.000%, 6/1/2021	66,403
	Royal Bank of Canada
450,000	1.125%, 7/22/2016	452,358
198,000	2.200%, 7/27/2018	200,822
	Royal Bank of Scotland Group plc
167,000	5.050%, 1/8/2015	171,175
94,000	2.550%, 9/18/2015	96,143
	Santander US Debt SAU
170,000	3.724%, 1/20/2015[d]	173,762
55,000	3.781%, 10/7/2015[d]	56,650
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	136,215
	SLM Corporation
75,000	3.875%, 9/10/2015	77,250
61,000	6.250%, 1/25/2016	65,575
	SpareBank 1 Boligkreditt AS
360,000	1.250%, 5/2/2018[d]	352,829
	Sumitomo Mitsui Banking Corporation
280,000	1.300%, 1/10/2017	281,204
	Svensk Exportkredit AB
180,000	1.125%, 4/5/2018[g]	176,951
	Svenska Handelsbanken AB
120,000	3.125%, 7/12/2016	125,844
40,000	1.625%, 3/21/2018	39,636
	Swedbank Hypotek AB
360,000	1.375%, 3/28/2018[d]	355,846
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[d,i]	133,750
	Toronto-Dominion Bank
130,000	0.702%, 9/9/2016[e]	130,371
	UBS AG London
360,000	0.750%, 3/24/2016[d]	360,403
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	142,426
	Union Bank NA
224,000	1.500%, 9/26/2016	226,994
	Ventas Realty, LP
168,000	1.550%, 9/26/2016	169,525
	Wachovia Corporation
270,000	0.513%, 6/15/2017[e]	268,668
	Wells Fargo & Company
364,000	1.250%, 7/20/2016	367,449
166,000	2.100%, 5/8/2017	170,542

	Total	26,032,612

Foreign Government (0.3%)
	Asian Development Bank
360,000	0.500%, 6/20/2016	359,334

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Foreign Government (0.3%) - continued
	Denmark Government International Bond
$360,000	0.375%, 4/25/2016[d]	$358,621
	European Investment Bank
160,000	1.875%, 3/15/2019	160,339
	Export-Import Bank of Korea
122,000	1.250%, 11/20/2015	122,476
	International Finance Corporation
270,000	0.500%, 5/16/2016	269,954
	Kommunalbanken AS
360,000	0.323%, 3/18/2016[d,e]	360,018
	Kommuninvest i Sverige AB
360,000	0.500%, 6/15/2016[d]	358,895
	Province of Ontario
360,000	1.000%, 7/22/2016	362,394

	Total	2,352,031

Mortgage-Backed Securities (9.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,800,000	3.000%, 2/1/2029[c]	8,036,742
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,300,000	3.500%, 2/1/2044[c]	3,339,703
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,375,000	3.500%, 2/1/2029[c]	7,773,711
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,693,491	2.076%, 1/1/2043[e]	1,734,104
3,012,587	2.060%, 3/1/2043[e]	3,082,460
2,603,289	1.751%, 7/1/2043[e]	2,633,741
15,375,000	3.500%, 2/1/2044[c]	15,598,417
14,750,000	4.000%, 2/1/2044[c]	15,450,625
11,612,000	4.500%, 2/1/2044[c]	12,457,499

	Total	70,107,002

Technology (0.3%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,344
	Apple, Inc.
50,000	2.400%, 5/3/2023	45,777
	Computer Sciences Corporation
98,000	2.500%, 9/15/2015	100,249
	EMC Corporation
196,000	1.875%, 6/1/2018	196,471
	First Data Corporation
315,000	7.375%, 6/15/2019[d]	336,263
	Hewlett-Packard Company
130,000	2.125%, 9/13/2015	132,617
168,000	5.400%, 3/1/2017	186,900
87,000	1.182%, 1/14/2019[e]	86,959
	Iron Mountain, Inc.
315,000	6.000%, 8/15/2023	324,056
	Micron Semiconductor Asia Pte, Ltd.
80,000	1.258%, 1/15/2019	79,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Technology (0.3%) - continued
	Oracle Corporation
$160,000	0.819%, 1/15/2019[e,g]	$160,631
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[d]	94,068
	Tyco Electronics Group SA
191,000	6.550%, 10/1/2017	221,626
	Xerox Corporation
130,000	7.200%, 4/1/2016	145,716

	Total	2,177,450

Transportation (0.3%)
	American Airlines Pass Through Trust
126,152	4.950%, 1/15/2023[d]	132,460
	Avis Budget Car Rental, LLC
315,000	8.250%, 1/15/2019	339,019
	Canadian National Railway Company
80,000	0.438%, 11/6/2015[e]	80,056
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	81,318
76,000	5.750%, 3/15/2033	84,011
	Continental Airlines, Inc.
141,432	4.150%, 4/11/2024	145,675
	CSX Corporation
126,000	6.250%, 4/1/2015	134,170
98,000	3.700%, 11/1/2023	97,474
	Delta Air Lines, Inc.
196,000	6.750%, 5/23/2017	209,720
85,169	4.950%, 5/23/2019	91,983
30,688	4.750%, 5/7/2020	32,912
	ERAC USA Finance, LLC
124,000	1.400%, 4/15/2016[d]	124,285
66,000	2.800%, 11/1/2018[d]	67,423
	Kansas City Southern de Mexico SA de CV
234,000	0.935%, 10/28/2016[e]	234,063
100,000	2.350%, 5/15/2020	95,529
	Virgin Australia Holdings, Ltd.
70,000	5.000%, 10/23/2023[d]	71,181

	Total	2,021,279

U.S. Government and Agencies (4.9%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	629,148
730,000	3.000%, 5/15/2042	650,042
	U.S. Treasury Notes
7,800,000	0.625%, 10/15/2016	7,807,316
280,000	0.625%, 12/15/2016	279,825
3,090,000	1.000%, 5/31/2018	3,053,306
5,030,000	1.250%, 10/31/2018	4,987,557
1,200,000	1.375%, 1/31/2020	1,167,000
2,610,000	1.625%, 8/15/2022	2,433,011
200,000	1.750%, 5/15/2023	185,563
4,800,000	2.500%, 8/15/2023	4,743,000
	U.S. Treasury Notes, TIPS
5,848,250	0.125%, 4/15/2018	6,036,038
3,534,297	0.125%, 1/15/2023	3,436,831

	Total	35,408,637

Principal Amount	Long-Term Fixed Income (32.4%)	Value

U.S. Municipals (2.9%)
	Buckeye Tobacco Settlement Financing Auth. Rev.
$765,000	5.125%, 6/1/2024, Ser. A-2	$643,265
	Dallas/Fort Worth Texas International Airport Joint Rev. Improvement
	5.000%, 11/1/2038, Ser. A,
1,335,000	AMT	1,340,206
	Los Angeles Department Of Water and Power System Rev.
1,669,000	5.000%, 7/1/2043, Ser. B	1,762,681
	Massachusetts Bay Transportation Auth. Assessment Rev.
993,000	5.000%, 7/1/2041, Ser. A	1,060,335
	Massachusetts Development Finance Agency Rev. (Boston University)
951,000	5.000%, 10/1/2048	976,601
	Massachusetts School Building Auth. Sales Tax Rev.
1,335,000	5.000%, 5/15/2043, Ser. A	1,425,807
	Metropolitan Transportation Auth. Transportation Rev.
1,335,000	5.000%, 11/15/2043, Ser. A	1,369,790
	Miami-Dade County Expressway Auth. Toll System Rev.
567,000	5.000%, 7/1/2040, Ser. A	580,699
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,668,000	5.000%, 6/15/2042, Ser. A	1,716,122
	New Jersey Turnpike Auth. Turnpike Rev.
535,000	5.000%, 1/1/2043, Ser. A	555,806
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
1,335,000	5.000%, 6/15/2047, Ser. EE	1,391,684
	New York City Transitional Finance Auth. Future Tax Rev.
1,246,000	5.000%, 5/1/2042, Ser. I	1,317,682
	New York State Dormitory Auth. Personal Income Tax Rev.
801,000	5.000%, 3/15/2042, Ser. B	842,380
	North Texas Tollway Auth. Rev.
1,335,000	5.000%, 1/1/2042, Ser. B	1,349,712
	San Diego County Regional Airport Auth. Airport Rev.
1,151,000	5.000%, 7/1/2038, Ser. B, AMT	1,171,695
	South Carolina Public Service Auth. Rev. Obligations
1,335,000	5.000%, 12/1/2043, Ser. D	1,367,774
	State of California Various Purpose G.O.
667,000	5.000%, 9/1/2036	705,553
334,000	5.000%, 4/1/2042	348,055
334,000	5.000%, 2/1/2043	348,996
	University of Massachusetts Building Auth. Proj. Rev.
1,068,000	5.000%, 11/1/2039, Ser. 2	1,143,604

	Total	21,418,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Utilities (0.7%)
	AES Corporation
$315,000	7.375%, 7/1/2021	$348,863
	American Electric Power Company, Inc.
122,000	1.650%, 12/15/2017	120,733
	Atlas Pipeline Partners, LP
315,000	4.750%, 11/15/2021	290,588
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	167,348
	Dayton Power and Light Company
112,000	1.875%, 9/15/2016[d]	114,054
	DCP Midstream Operating, LP
61,000	2.500%, 12/1/2017	61,487
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	169,211
	Electricite de France
182,000	0.694%, 1/20/2017[d,e]	182,109
	Enel Finance International NV
137,000	3.875%, 10/7/2014[d]	139,687
84,000	6.250%, 9/15/2017[d]	95,130
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	65,136
251,000	4.650%, 6/1/2021	262,459
	Exelon Corporation
140,000	4.900%, 6/15/2015	147,401
	Exelon Generation Company, LLC
150,000	5.200%, 10/1/2019	163,886
	Iberdrola Finance Ireland, Ltd.
80,000	3.800%, 9/11/2014[d]	81,413
	ITC Holdings Corporation
169,000	5.875%, 9/30/2016[d]	186,789
66,000	4.050%, 7/1/2023	66,741
	MidAmerican Energy Holdings Company
143,000	1.100%, 5/15/2017[d]	142,631
171,000	5.750%, 4/1/2018	196,911
130,000	6.500%, 9/15/2037	160,711
	NextEra Energy Capital Holdings, Inc.
195,000	1.200%, 6/1/2015	196,127
	NiSource Finance Corporation
56,000	6.400%, 3/15/2018	65,275
168,000	6.800%, 1/15/2019	200,652
	Northeast Utilities
75,000	1.450%, 5/1/2018	73,641
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	321,694
	ONEOK Partners, LP
109,000	8.625%, 3/1/2019	138,371
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	218,375
	PPL Capital Funding, Inc.
230,000	1.900%, 6/1/2018	228,703
55,000	3.500%, 12/1/2022	53,506
	Sempra Energy
191,000	6.150%, 6/15/2018	223,012
	Spectra Energy Partners, LP
56,000	2.950%, 9/25/2018	57,598
56,000	4.750%, 3/15/2024	59,088

Principal Amount	Long-Term Fixed Income (32.4%)	Value

Utilities (0.7%) - continued
	Williams Partners, LP
$65,000	7.250%, 2/1/2017	$75,428

	Total	5,074,758

	Total Long-Term Fixed Income (cost $233,438,459)	237,271,012

Shares	Common Stock (12.7%)	Value

Consumer Discretionary (1.9%)
3,800	Abercrombie & Fitch Company	134,444
2,275	Amazon.com, Inc.[j]	816,020
1,125	AutoZone, Inc.[j]	556,942
4,000	Barnes & Noble, Inc.[j]	53,920
6,800	Best Buy Company, Inc.	160,072
3,000	Bloomin’ Brands, Inc.[j]	68,910
8,300	Cablevision Systems Corporation	133,132
4,210	CBS Corporation	247,211
350	Charter Communications, Inc.[j]	47,950
5,020	Cheesecake Factory, Inc.	223,591
1,100	Children’s Place Retail Stores, Inc.[j]	57,937
27,450	Comcast Corporation	1,494,652
3,000	Crocs, Inc.[j]	46,050
2,600	Dana Holding Corporation	49,192
10,838	Delphi Automotive plc	659,926
1,550	DISH Network Corporation[j]	87,389
977	Finish Line, Inc.	25,060
24,000	Ford Motor Company	359,040
4,200	Francesca’s Holdings Corporation[j]	79,800
2,170	GNC Holdings, Inc.	110,909
900	Harman International Industries, Inc.	93,087
8,450	Home Depot, Inc.	649,383
6,328	Houghton Mifflin Harcourt Company[j]	121,751
7,853	Ignite Restaurant Group, Inc.[j]	95,492
700	ITT Educational Services, Inc.[j]	20,580
2,200	Kohl’s Corporation	111,386
12,008	Las Vegas Sands Corporation	918,852
8,151	LeapFrog Enterprises, Inc.[j]	58,035
1,651	LifeLock, Inc.[j]	33,697
2,500	Live Nation Entertainment, Inc.[j]	53,175
17,210	Lowe’s Companies, Inc.	796,651
3,900	Macy’s, Inc.	207,480
1,500	Marriott Vacations Worldwide Corporation[j]	71,820
10,968	MDC Partners, Inc.	263,561
3,160	Meredith Corporation	144,665
750	Michael Kors Holdings, Ltd.[j]	59,948
14,960	News Corporation	467,350
4,900	Nexstar Broadcasting Group, Inc.	235,445
7,600	NIKE, Inc.	553,660
600	Noodles & Company[j]	21,810
1,050	Omnicom Group, Inc.	76,209
5,620	Papa John’s International, Inc.	270,491
2,825	Pier 1 Imports, Inc.	53,986
2,100	Regal Entertainment Group	40,950
1,100	Retailmenot, Inc.[j]	38,951
2,700	Scientific Games Corporation[j]	38,016
850	Scripps Networks Interactive, Inc.	61,642
1,500	Signet Jewelers, Ltd.	119,325
6,700	Smith & Wesson Holding Corporation[j]	87,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Consumer Discretionary (1.9%) - continued
1,200	Sonic Corporation[j]	$21,348
16,157	Staples, Inc.	212,626
3,100	Starwood Hotels & Resorts Worldwide, Inc.	231,601
800	Sturm, Ruger & Company, Inc.	60,936
700	Target Corporation	39,648
1,200	Tempur-Pedic International, Inc.[j]	59,148
4,250	Time Warner Cable, Inc.	566,397
800	TJX Companies, Inc.	45,888
1,850	Toll Brothers, Inc.[j]	67,988
12,560	Tuesday Morning Corporation[j]	165,038
15,000	Twenty-First Century Fox, Inc.	477,300
1,000	Urban Outfitters, Inc.[j]	35,820
3,600	Viacom, Inc.	295,560
3,800	Weight Watchers International, Inc.	102,714
2,700	Wyndham Worldwide Corporation	191,538

	Total	13,750,798

Consumer Staples (0.7%)
7,500	Altria Group, Inc.	264,150
752	Andersons, Inc.	62,220
2,550	Anheuser-Busch InBev NV ADR	244,520
3,578	Annie’s, Inc.[j]	143,549
800	Brown-Forman Corporation	61,600
1,500	Bunge, Ltd.	113,640
600	Campbell Soup Company	24,726
4,100	Colgate-Palmolive Company	251,043
14,830	CVS Caremark Corporation	1,004,288
1,400	Fairway Group Holdings Corporation[j]	16,450
400	Green Mountain Coffee Roasters, Inc.	32,400
2,302	Ingredion, Inc.	143,415
2,660	Kimberly-Clark Corporation	290,924
2,773	Kraft Foods Group, Inc.	145,167
6,300	Kroger Company	227,430
11,841	Mondelez International, Inc.	387,793
4,600	Nestle SA	333,368
2,953	Philip Morris International, Inc.	230,747
1,300	Prestige Brands Holdings, Inc.[j]	39,338
3,200	Procter & Gamble Company	245,184
24,800	Rite Aid Corporation[j]	137,640
7,200	Safeway, Inc.	224,928
1,800	Sprouts Farmers Markets, Inc.[j]	64,332
2,200	Wal-Mart Stores, Inc.	164,296
12,500	WhiteWave Foods Company[j]	302,625

	Total	5,155,773

Energy (1.1%)
20,400	Alpha Natural Resources, Inc.[j]	115,872
4,100	Anadarko Petroleum Corporation	330,829
260	Atwood Oceanics, Inc.[j]	12,324
1,100	C&J Energy Services, Inc.[j]	25,718
287	Cabot Oil & Gas Corporation	11,474
10,754	Cameron International Corporation[j]	644,917
25	CARBO Ceramics, Inc.	2,878
3,600	Chevron Corporation	401,868
135	Cimarex Energy Company	13,227
5,700	Cloud Peak Energy, Inc.[j]	106,761
125	Concho Resources, Inc.[j]	12,224

Shares	Common Stock (12.7%)	Value

Energy (1.1%) - continued
735	Denbury Resources, Inc.[j]	$11,812
255	Energy XXI, Ltd.	5,852
210	Ensco plc	10,578
3,993	EOG Resources, Inc.	659,803
6,435	EQT Corporation	597,232
7,700	Exxon Mobil Corporation	709,632
1,300	Green Plains Renewable Energy, Inc.	28,964
185	Helmerich & Payne, Inc.	16,288
1,190	HollyFrontier Corporation	55,097
4,900	Key Energy Services, Inc.[j]	35,721
29,811	Marathon Oil Corporation	977,503
400	Marathon Petroleum Corporation	34,820
10,300	Nabors Industries, Ltd.	175,924
160	National Oilwell Varco, Inc.	12,002
220	Newfield Exploration Company[j]	5,449
305	Noble Corporation	9,464
210	Noble Energy, Inc.	13,089
4,150	Oasis Petroleum, Inc.[j]	173,512
1,995	Oceaneering International, Inc.	135,959
150	Oil States International, Inc.[j]	14,093
3,400	Peabody Energy Corporation	57,970
60	Pioneer Natural Resources Company	10,159
130	Range Resources Corporation	11,205
7,590	Rex Energy Corporation[j]	142,996
3,820	Rosetta Resources, Inc.[j]	162,770
290	Rowan Companies plc[j]	9,097
9,830	Schlumberger, Ltd.	860,813
140	SM Energy Company	11,586
640	Superior Energy Services, Inc.	15,130
12,000	Total SA ADR	686,040
39,900	Weatherford International, Ltd.[j]	540,246
185	Whiting Petroleum Corporation[j]	10,800

	Total	7,879,698

Financials (2.8%)
6,210	ACE, Ltd.	582,560
1,556	Affiliated Managers Group, Inc.[j]	310,017
990	Allied World Assurance Company Holdings AG	101,891
5,330	Allstate Corporation	272,896
1,200	Altisource Residential Corporation	36,000
1,820	American Assets Trust, Inc.	60,915
6,000	American International Group, Inc.	287,760
1,500	AmTrust Financial Services, Inc.	48,420
12,500	ARMOUR Residential REIT, Inc.	51,375
1,250	Axis Capital Holdings, Ltd.	56,275
59,230	Bank of America Corporation	992,102
1,500	Banner Corporation	55,245
6,160	BBCN Bancorp, Inc.	92,708
5,600	Berkshire Hathaway, Inc.[j]	624,960
750	Camden Property Trust	46,365
1,500	Cash America International, Inc.	55,095
27,010	Citigroup, Inc.	1,281,084
1,011	CNA Financial Corporation	39,712
8,314	CNO Financial Group, Inc.	140,839
2,960	Columbia Banking System, Inc.	77,286
1,900	Comerica, Inc.	87,020
4,444	DCT Industrial Trust, Inc.	31,997
5,300	Deutsche Bank AG	255,354
2,200	Discover Financial Services	118,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Financials (2.8%) - continued
4,260	Education Realty Trust, Inc.	$38,468
1,300	Evercore Partners, Inc.	72,592
1,130	Extra Space Storage, Inc.	51,596
3,472	F.N.B. Corporation	41,108
12,700	Fifth Third Bancorp	266,954
11,500	First Horizon National Corporation	135,240
1,400	First Industrial Realty Trust, Inc.	24,024
13,700	First Niagara Financial Group, Inc.	118,368
1,450	First Republic Bank	70,369
3,000	Franklin Street Properties Corporation	35,970
3,100	Fulton Financial Corporation	38,285
1,600	FXCM, Inc.	27,424
950	Gaming and Leisure Properties, Inc.	32,965
6,710	Hanmi Financial Corporation	144,735
6,100	Hatteras Financial Corporation	109,434
2,840	HCC Insurance Holdings, Inc.	121,864
3,589	Host Hotels & Resorts, Inc.	66,002
34,850	Huntington Bancshares, Inc.	316,089
13,750	Invesco, Ltd.	457,188
27,000	iShares Barclays 1-3 Year Credit Bond Fund	2,850,390
5,140	iShares Russell 2000 Index Fund	576,502
13,645	J.P. Morgan Chase & Company	755,387
4,600	KeyCorp	58,696
1,723	Lazard, Ltd.	73,675
550	M&T Bank Corporation	61,331
750	Macerich Company	42,450
17,030	MetLife, Inc.	835,322
1,700	Montpelier Re Holdings, Inc.	47,379
18,700	Morgan Stanley	551,837
2,350	NASDAQ OMX Group, Inc.	89,653
1,250	Northern Trust Corporation	75,275
2,970	PacWest Bancorp	119,127
3,080	Parkway Properties, Inc.	54,639
3,273	Pebblebrook Hotel Trust	98,615
3,700	PHH Corporation[j]	89,799
2,750	Piedmont Office Realty Trust, Inc.	45,843
900	Portfolio Recovery Associates, Inc.[j]	45,198
1,500	Progressive Corporation	34,860
1,350	Protective Life Corporation	66,163
3,300	Prudential Financial, Inc.	278,487
2,700	SLM Corporation	61,452
12,600	SPDR Euro Stoxx 50 ETF	500,976
14,100	SPDR S&P 500 ETF Trust	2,512,338
470	SPDR S&P Biotech ETF	70,599
6,200	State Street Corporation	415,090
1,609	Stewart Information Services Corporation	52,309
5,040	SVB Financial Group[j]	565,639
2,200	TCF Financial Corporation	35,420
6,166	Terreno Realty Corporation	106,487
3,320	Texas Capital Bancshares, Inc.[j]	197,440
2,700	Visa, Inc.	581,661
1,700	W.R. Berkley Corporation	65,892
11,400	Wells Fargo & Company	516,876
3,050	Zions Bancorporation	87,688

	Total	20,495,076

Health Care (1.5%)
1,100	Abbott Laboratories	40,326

Shares	Common Stock (12.7%)	Value

Health Care (1.5%) - continued
3,600	Acorda Therapeutics, Inc.[j]	$105,660
8,160	Akorn, Inc.[j]	185,232
1,820	Align Technology, Inc.[j]	108,144
4,850	Allscripts Healthcare Solutions, Inc.[j]	80,316
900	AmerisourceBergen Corporation	60,498
8,660	Baxter International, Inc.	591,478
11,500	BioScrip, Inc.[j]	97,865
492	C.R. Bard, Inc.	63,758
500	Catamaran Corporation[j]	24,310
2,250	Centene Corporation[j]	136,350
700	Charles River Laboratories International, Inc.[j]	39,571
3,600	Community Health Systems, Inc.[j]	149,076
22,600	Covidien plc	1,542,224
2,300	DENTSPLY International, Inc.	106,122
900	Envision Healthcare Holdings, Inc.[j]	29,754
6,611	ExamWorks Group, Inc.[j]	203,553
15,650	Express Scripts Holding Company[j]	1,168,898
16,800	Gilead Sciences, Inc.[j]	1,354,920
2,600	HCA Holdings, Inc.[j]	130,702
2,300	Healthways, Inc.[j]	35,213
1,000	Illumina, Inc.[j]	152,000
3,888	Johnson & Johnson	343,971
2,600	McKesson Corporation	453,466
18,540	Merck & Company, Inc.	982,064
2,500	Molina Healthcare, Inc.[j]	90,000
4,040	Neurocrine Biosciences, Inc.[j]	69,044
5,783	NuVasive, Inc.[j]	216,516
1,600	PAREXEL International Corporation[j]	78,096
11,684	PDL BioPharma, Inc.	106,324
2,500	PerkinElmer, Inc.	109,000
2,432	Perrigo Company plc	378,565
3,000	Questcor Pharmaceuticals, Inc.	201,030
8,898	Sanofi ADR	435,112
1,950	Thoratec Corporation[j]	68,133
1,800	United Therapeutics Corporation[j]	184,716
9,140	UnitedHealth Group, Inc.	660,639
1,300	Universal Health Services, Inc.	106,626
100	Veeva Systems, Inc.[j]	3,179
1,750	Waters Corporation[j]	189,473
937	Zimmer Holdings, Inc.	88,050

	Total	11,169,974

Industrials (1.5%)
2,000	3M Company	256,380
2,214	Actuant Corporation	75,763
890	Acuity Brands, Inc.	113,066
6,900	ADT Corporation	207,276
1,500	Aecom Technology Corporation[j]	43,005
3,400	AGCO Corporation	181,322
1,100	Allegion plc[j]	54,285
2,750	Apogee Enterprises, Inc.	92,950
1,100	Arkansas Best Corporation	37,719
2,200	Armstrong World Industries, Inc.[j]	122,496
1,400	Babcock & Wilcox Company	47,992
5,950	Boeing Company	745,297
2,622	Briggs & Stratton Corporation	55,246
2,430	CLARCOR, Inc.	134,671
900	Colfax Corporation[j]	54,225
20,078	CSX Corporation	540,299

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Industrials (1.5%) - continued
500	Deluxe Corporation	$24,275
6,340	DigitalGlobe, Inc.[j]	242,061
2,300	Dover Corporation	199,088
6,471	EMCOR Group, Inc.	275,082
500	Esterline Technologies Corporation[j]	51,475
4,200	Exelis, Inc.	82,278
1,000	Flowserve Corporation	72,330
1,800	Fluor Corporation	136,728
1,000	Foster Wheeler AGj	29,980
2,200	GATX Corporation	127,380
6,440	HNI Corporation	220,956
11,539	Honeywell International, Inc.	1,052,703
800	Huntington Ingalls Industries, Inc.	76,016
9,700	Ingersoll-Rand plc	570,263
16,600	Jacobs Engineering Group, Inc.[j]	1,007,786
6,870	Korn/Ferry International[j]	161,170
3,570	Landstar System, Inc.	205,061
400	Lindsay Manufacturing Company	34,000
800	Lockheed Martin Corporation	120,728
2,543	Manitowoc Company, Inc.	72,348
6,930	Manpower, Inc.	539,847
1,200	Matson, Inc.	28,716
2,400	MRC Global, Inc.[j]	67,008
5,300	Mueller Water Products, Inc.	46,004
1,200	Old Dominion Freight Line, Inc.[j]	65,088
5,604	Oshkosh Corporation	303,401
677	Parker Hannifin Corporation	76,751
4,370	Pentair, Ltd.	324,822
2,400	Quanta Services, Inc.[j]	74,808
4,500	Republic Airways Holdings, Inc.[j]	44,145
5,380	Ritchie Brothers Auctioneers, Inc.	123,525
300	Rockwell Automation, Inc.	34,452
20,750	Southwest Airlines Company	434,712
2,800	Spirit Airlines, Inc.[j]	131,320
2,700	Swift Transportation Company[j]	58,860
2,078	Tennant Company	133,262
2,400	Titan International, Inc.	40,224
3,750	Union Pacific Corporation	653,400
1,025	United Stationers, Inc.	42,466
600	United Technologies Corporation	68,412
3,500	Wabash National Corporation[j]	47,985
1,200	WESCO International, Inc.[j]	99,552

	Total	10,962,460

Information Technology (2.4%)
5,600	Accenture plc	447,328
7,000	Activision Blizzard, Inc.	119,910
750	Alliance Data Systems Corporation[j]	179,745
2,600	Amdocs, Ltd.	112,476
400	Anixter International, Inc.	35,088
2,667	Apple, Inc.	1,335,100
6,032	Applied Materials, Inc.	101,458
3,000	Arris Group, Inc.[j]	77,700
600	Aspen Technology, Inc.[j]	27,342
31,550	Atmel Corporation[j]	263,758
1,550	Autodesk, Inc.[j]	79,437
4,000	AVG Technologies NVj	66,360
2,600	Avnet, Inc.	106,782
1,300	Booz Allen Hamilton Holding Corporation	23,764

Shares	Common Stock (12.7%)	Value

Information Technology (2.4%) - continued
5,397	Broadridge Financial Solutions, Inc.	$195,857
14,300	Brocade Communications Systems, Inc.[j]	133,562
1,100	CDW Corporation	26,037
53,370	Cisco Systems, Inc.	1,169,337
5,527	CoreLogic, Inc.[j]	176,035
1,832	DST Systems, Inc.	166,712
5,132	E2open, Inc.[j]	122,911
1,075	eBay, Inc.[j]	57,190
13,250	EMC Corporation	321,180
16,550	Facebook, Inc.[j]	1,035,534
3,800	Fairchild Semiconductor International, Inc.[j]	48,488
1,000	FLIR Systems, Inc.	31,720
400	Gartner, Inc.[j]	28,132
1,300	Genpact, Ltd.[j]	22,061
1,352	Google, Inc.[j]	1,596,671
3,510	Guidewire Software, Inc.[j]	165,707
700	iGATE Corporation[j]	23,625
6,560	Informatica Corporation[j]	264,762
3,300	InterDigital, Inc.	94,875
1,100	International Business Machines Corporation	194,348
700	Itron, Inc.[j]	28,266
2,000	Ixia[j]	25,580
2,300	j2 Global, Inc.	104,305
6,800	Jabil Circuit, Inc.	122,196
2,554	Juniper Networks, Inc.[j]	67,962
475	Leidos Holdings, Inc.	21,537
3,168	Lexmark International, Inc.	124,154
12,000	MasterCard, Inc.	908,160
11,360	Microsoft Corporation	429,976
17,420	NetApp, Inc.	737,563
1,000	NeuStar, Inc.[j]	33,890
7,502	NVIDIA Corporation	117,781
7,600	Oracle Corporation	280,440
3,324	Plantronics, Inc.	142,699
6,600	Polycom, Inc.[j]	78,738
8,850	QUALCOMM, Inc.	656,847
7,350	Salesforce.com, Inc.[j]	444,896
2,879	Sapient Corporation[j]	46,150
1,800	SunPower Corporation[j]	58,248
30,880	Symantec Corporation	661,141
4,500	Take-Two Interactive Software, Inc.[j]	86,310
7,100	Teradata Corporation[j]	291,952
11,160	Teradyne, Inc.[j]	209,920
19,040	Texas Instruments, Inc.	807,296
900	Trimble Navigation, Ltd.[j]	29,097
6,221	TriQuint Semiconductor, Inc.[j]	51,634
3,975	Ubiquiti Networks, Inc.[j]	163,770
4,676	Virtusa Corporation[j]	160,293
10,540	Vishay Intertechnology, Inc.[j]	143,133
7,400	VMware, Inc.[j]	667,036
18,400	Xerox Corporation	199,640
7,380	Xilinx, Inc.	342,580
2,200	Xoom Corporation[j]	60,258

	Total	17,154,440

Materials (0.4%)
600	AEP Industries, Inc.[j]	26,424
12,497	Allied Nevada Gold Corporation[j]	61,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Materials (0.4%) - continued
4,630	Celanese Corporation	$234,463
8,100	Coeur Mining, Inc.[j]	82,215
6,870	Dow Chemical Company	312,654
2,030	Eagle Materials, Inc.	159,863
1,300	Eastman Chemical Company	101,348
5,350	H.B. Fuller Company	249,203
643	Innophos Holdings, Inc.	30,009
8,900	Louisiana-Pacific Corporation[j]	156,017
4,880	Materials Select Sector SPDR Fund	214,915
1,000	Monsanto Company	106,550
5,110	Nucor Corporation	247,068
1,800	Owens-Illinois, Inc.[j]	57,672
1,800	Packaging Corporation of America	116,280
1,100	PPG Industries, Inc.	200,596
800	Schweitzer-Mauduit International, Inc.	36,904
1,498	Silgan Holdings, Inc.	68,653
4,315	Steel Dynamics, Inc.	71,198
4,700	Teck Resources, Ltd.	112,894
1,000	Worthington Industries, Inc.	40,540

	Total	2,686,826

Telecommunications Services (0.1%)
9,400	AT&T, Inc.	313,208
2,215	Cogent Communications Group, Inc.	91,635
12,563	Verizon Communications, Inc.	603,275

	Total	1,008,118

Utilities (0.3%)
1,300	Calpine Corporation[j]	24,674
2,200	CMS Energy Corporation	61,138
1,000	Exelon Corporation	29,000
16,170	NiSource, Inc.	555,763
4,240	NorthWestern Corporation	191,690
18,080	PG&E Corporation	762,072
3,210	PNM Resources, Inc.	79,127
1,600	Public Service Enterprise Group, Inc.	53,344
3,400	Southern Company	140,216
3,192	Southwest Gas Corporation	171,506
5,500	Wisconsin Energy Corporation	234,685

	Total	2,303,215

	Total Common Stock (cost $74,880,230)	92,566,378

Shares	Collateral Held for Securities Loaned (0.2%)	Value

1,771,510	Thrivent Cash Management Trust	1,771,510

	Total Collateral Held for Securities Loaned (cost $1,771,510)	1,771,510

Shares or Principal Amount	Short-Term Investments (9.6%)[k]	Value

	Federal Home Loan Bank Discount Notes
9,000,000	0.022%, 2/5/2014	$8,999,978
2,000,000	0.025%, 2/7/2014	1,999,992
3,000,000	0.020%, 2/14/2014	2,999,978
21,000,000	0.040%, 3/21/2014	20,998,880
15,000,000	0.097%, 3/26/2014	14,997,858
14,600,000	0.064%, 4/23/2014[l]	14,597,885
3,000,000	0.070%, 4/30/2014	2,999,487
2,100,000	0.120%, 5/28/2014[l]	2,099,188
	Federal Home Loan Mortgage Corporation Discount Notes
510,000	0.090%, 7/8/2014[l]	509,800

	Total Short-Term Investments (at amortized cost)	70,203,046

	Total Investments (cost $715,504,699) 106.9%	$782,235,861

	Other Assets and Liabilities, Net (6.9%)	(50,459,678)

	Total Net Assets 100.0%	$731,776,183

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $25,765,333 or 3.5% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost

CoBank ACB, 6/15/2022	10/18/2013	$74,006
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	306,659
FNA Trust, 1/10/2018	4/29/2013	289,832

g	All or a portion of the security is on loan.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At January 31, 2014, $4,198,760 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
ETF	-	Exchange Traded Fund.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$69,860,358
Gross unrealized depreciation	(3,129,196)

Net unrealized appreciation (depreciation)	$66,731,162

Cost for federal income tax purposes	$715,504,699

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,499,036	–	2,499,036	–
Capital Goods	986,402	–	986,402	–
Communications Services	10,538,340	–	10,538,340	–
Consumer Cyclical	7,020,268	–	7,020,268	–
Consumer Non-Cyclical	4,951,365	–	4,951,365	–
Energy	2,426,633	–	2,426,633	–
Financials	1,494,919	–	1,494,919	–
Technology	2,275,552	–	2,275,552	–
Transportation	1,094,044	–	1,094,044	–
Utilities	1,288,998	–	1,288,998	–
Mutual Funds
Equity Mutual Funds	157,949,209	157,949,209	–	–
Fixed Income Mutual Funds	187,899,149	187,899,149	–	–
Long-Term Fixed Income
Asset-Backed Securities	14,649,260	–	14,060,476	588,784
Basic Materials	2,871,822	–	2,871,822	–
Capital Goods	2,157,613	–	2,157,613	–
Collateralized Mortgage Obligations	10,880,079	–	10,880,079	–
Commercial Mortgage-Backed
Securities	15,184,671	–	15,184,671	–
Communications Services	6,864,539	–	6,864,539	–
Consumer Cyclical	6,023,177	–	6,023,177	–
Consumer Non-Cyclical	8,921,415	–	8,921,415	–
Energy	5,126,220	–	5,126,220	–
Financials	26,032,612	–	25,959,212	73,400
Foreign Government	2,352,031	–	2,352,031	–
Mortgage-Backed Securities	70,107,002	–	70,107,002	–
Technology	2,177,450	–	2,177,450	–
Transportation	2,021,279	–	2,021,279	–
U.S. Government and Agencies	35,408,637	–	35,408,637	–
U.S. Municipals	21,418,447	–	21,418,447	–
Utilities	5,074,758	–	5,074,758	–
Common Stock
Consumer Discretionary	13,750,798	13,750,798	–	–
Consumer Staples	5,155,773	4,822,405	333,368	–
Energy	7,879,698	7,879,698	–	–
Financials	20,495,076	20,495,076	–	–
Health Care	11,169,974	11,169,974	–	–
Industrials	10,962,460	10,962,460	–	–
Information Technology	17,154,440	17,154,440	–	–
Materials	2,686,826	2,686,826	–	–
Telecommunications Services	1,008,118	1,008,118	–	–
Utilities	2,303,215	2,303,215	–	–
Collateral Held for Securities Loaned	1,771,510	1,771,510	–	–
Short-Term Investments	70,203,046	–	70,203,046	–
Total	$782,235,861	$439,852,878	$341,720,799	$662,184

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,504,446	1,070,144	434,302	–
Total Asset Derivatives	$1,504,446	$1,070,144	$434,302	$–

Liability Derivatives
Futures Contracts	306,538	306,538	–	–
Total Liability Derivatives	$306,538	$306,538	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	March 2014	($17,616,006)	($17,616,250)	($244)
5-Yr. U.S. Treasury Bond Futures	(315)	March 2014	(37,842,985)	(37,996,875)	(153,890)
10-Yr. U.S. Treasury Bond Futures	(30)	March 2014	(3,692,252)	(3,772,500)	(80,248)
30-Yr. U.S. Treasury Bond Futures	260	March 2014	33,875,716	34,734,375	858,659
Eurex EURO STOXX 50 Futures	662	March 2014	26,440,336	26,874,638	434,302
Mini MSCI EAFE Index Futures	17	March 2014	1,546,282	1,545,130	(1,152)
Russell 2000 Index Mini-Futures	(20)	March 2014	(2,234,054)	(2,256,600)	(22,546)
S&P 400 Index Mini-Futures	(91)	March 2014	(11,875,273)	(11,923,731)	(48,458)
S&P 500 Index Futures	(8)	March 2014	(3,593,668)	(3,553,200)	40,468
Ultra Long Term U.S. Treasury Bond Futures	25	March 2014	3,424,295	3,595,312	171,017
Total Futures Contracts					$1,197,908

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Natural Resources	$12,408,513	$88,225	$–	1,217,132	$11,587,094	$88,225
Partner Small Cap Value	7,794,407	248,463	–	370,738	7,900,419	29,067
Small Cap Stock	3,521,013	23,023	–	168,916	3,657,035	–
Partner Mid Cap Value	18,405,047	3,475,856	–	1,385,262	18,894,970	95,920
Mid Cap Stock	9,455,498	33,576	–	429,488	9,809,515	33,576
Partner Worldwide Allocation	46,589,353	954,542	–	4,589,806	45,439,078	954,542
Large Cap Growth	17,305,001	63,859	–	2,270,005	18,114,638	63,859
Large Cap Value	40,910,501	541,906	–	2,212,214	41,633,872	541,906
Large Cap Stock	889,787	86,790	–	35,454	912,588	7,354
High Yield	25,291,209	397,310	642,859	4,910,937	25,045,778	397,309
Income	65,804,736	647,695	1,671,432	7,133,889	64,989,729	647,733
Government Bond	11,376,247	159,172	257,143	1,125,528	11,120,220	32,222
Limited Maturity Bond	90,376,014	852,489	3,985,724	6,961,751	86,743,422	343,870
Cash Management Trust-Collateral Investment	3,018,707	6,431,817	7,679,014	1,771,510	1,771,510	1,804
Total Value and Income Earned	353,146,033				347,619,868	3,237,387

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value

Basic Materials (0.7%)
	Fortescue Metals Group, Ltd., Term Loan
$631,817	4.250%, 6/30/2019	$638,401
	HCA, Inc., Term Loan
438,900	2.911%, 3/31/2017	439,400
	Ineos Group Holdings, Ltd., Term Loan
572,016	4.000%, 5/4/2018	574,264

	Total	1,652,065

Capital Goods (0.7%)
	Berry Plastics Group, Inc., Term Loan
502,307	3.500%, 2/8/2020	500,252
	Rexnord, LLC, Term Loan
508,725	4.000%, 8/21/2020	510,953
	Silver II Borrower, Term Loan
489,987	4.000%, 12/13/2019	491,825

	Total	1,503,030

Communications Services (4.9%)
	Charter Communications Operating, LLC, Term Loan
497,500	3.000%, 12/31/2020	494,958
	Cincinnati Bell, Inc., Term Loan
423,938	4.000%, 9/10/2020	425,879
	Clear Channel Communications, Inc., Term Loan
780	3.810%, 1/29/2016	760
519,808	6.910%, 1/30/2019	504,105
14,411	7.669%, 7/30/2019	14,347
	Cricket Communications, Inc., Term Loan
497,500	4.750%, 3/8/2020	497,943
	Cumulus Media Holdings, Inc., Term Loan
480,579	4.250%, 12/23/2020	485,183
	Fairpoint Communications, Term Loan
507,444	7.500%, 2/14/2019[b,c]	524,783
	Grande Communications Networks, LLC, Term Loan
572,125	4.500%, 5/29/2020	570,935
	Hargray Communications Group, Inc., Term Loan
492,525	4.750%, 6/26/2019	497,450
	Integra Telecom Holdings, Inc., Term Loan
542,106	5.250%, 2/22/2019	548,433
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	492,450
	LTS Buyer, LLC, Term Loan
547,250	4.000%, 4/13/2020	548,618
	McGraw-Hill Global Education Holdings, LLC, Term Loan
500,986	9.000%, 3/22/2019	509,833
	NEP Broadcasting, LLC, Term Loan
502,139	4.750%, 1/22/2020	503,394
	NTelos, Inc., Term Loan
298,489	5.750%, 11/9/2019	299,142

Principal Amount	Bank Loans (15.3%)[a]	Value

Communications Services (4.9%) - continued
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
$567,040	5.500%, 7/31/2018	$567,278
	RCN Telecom Services, LLC, Term Loan
551,016	4.500%, 3/1/2020	556,697
	TNS, Inc., Term Loan
449,960	5.000%, 2/14/2020	452,494
	Virgin Media Investment Holdings, Ltd., Term Loan
535,000	3.500%, 6/8/2020	536,070
	Visant Corporation, Term Loan
550,000	5.250%, 12/22/2016	543,642
	WideOpenWest Finance, LLC, Term Loan
552,056	4.750%, 4/1/2019	556,197
	WMG Acquisition Corporation, Term Loan
463,838	3.750%, 7/1/2020	464,997
	Zayo Group, LLC, Term Loan
551,873	4.000%, 7/2/2019	554,506

	Total	11,150,094

Consumer Cyclical (3.5%)
	Bally Technologies, Inc., Term Loan
573,562	4.250%, 11/25/2020	577,686
	Booz Allen Hamilton, Inc., Term Loan
338,287	3.750%, 7/31/2019	339,661
	Burlington Coat Factory Warehouse Corporation, Term Loan
471,853	4.250%, 2/23/2017	475,100
	Cenveo Corporation, Term Loan
470,143	6.250%, 2/13/2017	474,454
	Ceridian Corporation, Term Loan
510,000	4.408%, 5/9/2017	512,040
	Chrysler Group, LLC, Term Loan
64,504	3.500%, 5/24/2017	64,633
	Golden Nugget, Inc., Delayed Draw
72,000	5.500%, 11/21/2019	73,260
	Golden Nugget, Inc., Term Loan
168,000	5.500%, 11/21/2019	170,940
	Hilton Worldwide Finance, LLC, Term Loan
552,632	3.933%, 10/26/2020	555,820
	J.C. Penney Corporation, Inc., Term Loan
552,225	6.000%, 5/22/2018	535,084
	Las Vegas Sands, LLC, Term Loan
475,000	3.250%, 12/19/2020	476,007
	Marina District Finance Company, Inc., Term Loan
450,000	6.750%, 8/15/2018	453,937
	MGM Resorts International, Term Loan
447,739	3.500%, 12/20/2019	447,645
	Mohegan Tribal Gaming Authority, Term Loan
480,000	5.500%, 11/19/2019	487,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value

Consumer Cyclical (3.5%) - continued
	ROC Finance, LLC, Term Loan
$563,588	5.000%, 6/20/2019	$549,853
	Scientific Games International, Inc., Term Loan
555,000	4.250%, 10/18/2020	557,314
	Seminole Hard Rock Entertainment, Inc., Term Loan
29,850	3.500%, 5/14/2020	29,831
	Seminole Indian Tribe of Florida, Term Loan
350,900	3.000%, 4/29/2020	350,827
	Toys R Us, Inc., Term Loan
487,426	5.250%, 5/25/2018	397,696
	Univision Communications, Inc., Term Loan
542,106	4.000%, 3/1/2020	544,985

	Total	8,074,400

Consumer Non-Cyclical (2.4%)
	ADS Waste Holdings, Term Loan
531,988	4.250%, 10/9/2019	533,483
	Albertsons, Inc., Term Loan
768,422	4.750%, 3/21/2019	775,614
	Biomet, Inc., Term Loan
398,000	3.664%, 7/25/2017	400,265
	CHS/Community Health Systems, Inc., Term Loan
136,413	3.487%, 1/25/2017	137,144
363,587	4.250%, 1/27/2021	367,361
	Del Monte Corporation, Term Loan
449,698	4.000%, 3/8/2018	451,384
	DJO Finance, LLC, Term Loan
437,789	4.750%, 9/15/2017	440,853
	JBS USA, LLC, Term Loan
497,488	3.750%, 5/25/2018	496,244
	McJunkin Red Man Corporation, Term Loan
568,575	5.000%, 11/8/2019	575,148
	Roundy’s Supermarkets, Inc., Term Loan
395,471	5.750%, 2/13/2019	399,303
	Supervalu, Inc., Term Loan
545,443	4.500%, 3/21/2019	548,580
	Van Wagner Communications, LLC, Term Loan
445,500	6.250%, 8/3/2018	450,512

	Total	5,575,891

Energy (0.5%)

	Arch Coal, Inc., Term Loan
497,478	6.250%, 5/16/2018	492,254
	Offshore Group Investment, Ltd., Term Loan
29,775	5.750%, 3/28/2019	30,209
	Pacific Drilling SA, Term Loan
542,275	4.500%, 6/3/2018	548,376

	Total	1,070,839

Financials (0.8%)
	Harland Clarke Holdings Corporation, Term Loan
538,188	7.000%, 5/22/2018	543,908

Principal Amount	Bank Loans (15.3%)[a]	Value

Financials (0.8%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$502,409	3.750%, 6/30/2019	$506,087
	Interactive Data Corporation, Term Loan
298,585	3.750%, 2/11/2018	299,481
	WaveDivision Holdings, LLC, Term Loan
561,837	4.000%, 10/12/2019	565,349

	Total	1,914,825

Technology (0.9%)
	BMC Software, Inc., Term Loan
450,000	5.000%, 9/10/2020	449,298
	First Data Corporation Extended, Term Loan
595,000	4.158%, 3/23/2018	594,405
	Freescale Semiconductor, Inc., Term Loan
571,956	5.000%, 3/1/2020	576,246
	Infor US, Inc., Term Loan
498,742	3.750%, 6/3/2020	499,365
	SunGard Data Systems, Inc., Term Loan
29,775	4.000%, 3/8/2020	29,909

	Total	2,149,223

Transportation (0.4%)
	American Airlines, Inc., Term Loan
940,275	3.750%, 6/27/2019	945,983

	Total	945,983

Utilities (0.5%)
	Calpine Corporation, Term Loan
502,088	4.000%, 4/1/2018	504,809
	Intergen NV, Term Loan
542,275	6.491%, 6/15/2020	546,342

	Total	1,051,151

	Total Bank Loans (cost $35,029,917)	35,087,501

Shares	Common Stock (48.6%)	Value

Consumer Discretionary (8.1%)
3,000	Amazon.com, Inc.[d]	1,076,070
2,450	AutoZone, Inc.[d]	1,212,897
90,468	Comcast Corporation	4,925,983
10,372	Dollar Tree, Inc.[d]	523,993
14,700	GNC Holdings, Inc.	751,317
43,650	Kohl’s Corporation	2,209,999
51,050	Las Vegas Sands Corporation	3,906,346
10,800	Marriott International, Inc.	532,440
18,100	MDC Partners, Inc.	434,943
15,150	NIKE, Inc.	1,103,678
13,100	Toll Brothers, Inc.[d]	481,425
37,000	Tuesday Morning Corporation[d]	486,180
31,100	Twenty-First Century Fox, Inc.	989,602

	Total	18,634,873

Consumer Staples (3.6%)
27,579	Anheuser-Busch InBev NV ADR	2,644,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (48.6%)	Value

Consumer Staples (3.6%) - continued
6,500	Hain Celestial Group, Inc.[d]	$597,285
30,950	PepsiCo, Inc.	2,487,142
26,900	Wal-Mart Stores, Inc.	2,008,892
22,800	WhiteWave Foods Company[d]	551,988

	Total	8,289,857

Energy (4.8%)
19,950	Cameron International Corporation[d]	1,196,401
5,900	Concho Resources, Inc.[d]	576,961
7,050	EOG Resources, Inc.	1,164,942
67,100	Marathon Oil Corporation	2,200,209
13,500	Schlumberger, Ltd.	1,182,195
7,400	SM Energy Company	612,424
72,850	Total SA ADR	4,164,835

	Total	11,097,967

Financials (8.6%)
2,400	Affiliated Managers Group, Inc.[d]	478,176
14,650	Alexandria Real Estate Equities, Inc.	1,027,404
9,800	Axis Capital Holdings, Ltd.	441,196
99,150	Bank of America Corporation	1,660,762
3,550	Boston Properties, Inc.	383,719
7,900	Camden Property Trust	488,378
30,800	Citigroup, Inc.	1,460,844
30,000	DDR Corporation	470,100
2,650	Equity Residential	146,757
10,200	HCC Insurance Holdings, Inc.	437,682
7,650	Host Hotels & Resorts, Inc.	140,684
78,750	Invesco, Ltd.	2,618,438
9,175	iShares J.P. Morgan USD Emerging Markets Bond ETF	984,478
18,360	iShares MSCI Emerging Markets Minimum Volatility ETF	982,627
23,931	Lazard, Ltd.	1,023,290
17,000	Macerich Company	962,200
22,100	MetLife, Inc.	1,084,005
11,300	PacWest Bancorp	453,243
14,999	Popular, Inc.[d]	395,974
3,900	Prologis, Inc.	151,164
2,550	Public Storage, Inc.	401,854
3,050	Simon Property Group, Inc.	472,262
8,700	Vanguard Dividend Appreciation Index Fund ETF	621,789
8,600	Visa, Inc.	1,852,698
1,600	Vornado Realty Trust	146,928
16,225	Zions Bancorporation	466,469

	Total	19,753,121

Health Care (5.2%)
3,948	Actavis, Inc.[d]	746,093
29,350	Baxter International, Inc.	2,004,605
39,012	Covidien plc	2,662,179
15,950	Express Scripts Holding Company[d]	1,191,305
11,750	Gilead Sciences, Inc.[d]	947,638
21,300	Hologic, Inc.[d]	454,968
5,700	Illumina, Inc.[d]	866,400
28,000	Johnson & Johnson	2,477,160
4,700	Waters Corporation[d]	508,869

	Total	11,859,217

Shares	Common Stock (48.6%)	Value

Industrials (5.9%)
13,000	Actuant Corporation	$444,860
7,610	B/E Aerospace, Inc.[d]	604,767
22,150	Boeing Company	2,774,509
12,488	EMCOR Group, Inc.	530,865
6,400	Flowserve Corporation	462,912
12,200	HNI Corporation	418,582
28,000	Honeywell International, Inc.	2,554,440
18,750	Ingersoll-Rand plc	1,102,312
27,834	Jacobs Engineering Group, Inc.[d]	1,689,802
5,488	Manpower, Inc.	427,515
14,750	Union Pacific Corporation	2,570,040

	Total	13,580,604

Information Technology (9.6%)
20,050	Agilent Technologies, Inc.	1,165,907
8,369	Apple, Inc.	4,189,521
8,000	Autodesk, Inc.[d]	410,000
20,327	E2open, Inc.[d]	486,832
15,750	Facebook, Inc.[d]	985,478
1,250	Google, Inc.[d]	1,476,213
10,000	Informatica Corporation[d]	403,600
30,300	Juniper Networks, Inc.[d]	806,283
23,450	MasterCard, Inc.	1,774,696
21,200	NetApp, Inc.	897,608
19,435	QLIK Technologies, Inc.[d]	525,134
24,750	QUALCOMM, Inc.	1,836,945
112,350	Symantec Corporation	2,405,413
10,300	Teradata Corporation[d]	423,536
24,300	TIBCO Software, Inc.[d]	517,347
10,900	Ubiquiti Networks, Inc.[d]	449,080
14,450	VMware, Inc.[d]	1,302,523
43,971	Xilinx, Inc.	2,041,134

	Total	22,097,250

Materials (1.6%)
1,700	Airgas, Inc.	175,508
2,100	Ashland, Inc.	194,901
4,400	Crown Holdings, Inc.[d]	180,840
4,000	Domtar Corporation	429,640
2,600	FMC Corporation	183,638
45,050	Materials Select Sector SPDR Fund	1,984,002
5,800	Owens-Illinois, Inc.[d]	185,832
1,100	PPG Industries, Inc.	200,596
11,000	Steel Dynamics, Inc.	181,500

	Total	3,716,457

Utilities (1.2%)
15,800	MDU Resources Group, Inc.	506,232
8,658	Southwest Gas Corporation	465,194
45,050	Utilities Select Sector SPDR Fund	1,761,455

	Total	2,732,881

	Total Common Stock (cost $93,017,797)	111,762,227

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Asset-Backed Securities (1.3%)
	Bayview Opportunity Master Fund Trust IIB, LP
750,000	3.950%, 1/28/2034[e]	750,000
	Conseco Financial Corporation
144,430	6.330%, 11/1/2029	149,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Asset-Backed Securities (1.3%) - continued
	Countrywide Asset-Backed Certificates
$95,308	5.859%, 10/25/2046	$64,678
	First Horizon ABS Trust
270,409	0.288%, 10/25/2026[f,g]	250,815
	GMAC Mortgage Corporation Loan Trust
382,014	0.338%, 8/25/2035[f,g]	305,966
355,971	0.338%, 12/25/2036[f,g]	303,812
	Popular ABS Mortgage Pass- Through Trust
250,000	5.297%, 11/25/2035	210,674
	Renaissance Home Equity Loan Trust
345,462	5.608%, 5/25/2036	246,054
491,393	5.285%, 1/25/2037	268,659
	Wachovia Asset Securitization, Inc.
494,747	0.298%, 7/25/2037[f,g,h]	425,125

	Total	2,975,705

Basic Materials (0.7%)
	BHP Billiton Finance USA, Ltd.
66,000	2.050%, 9/30/2018	66,654
	Dow Chemical Company
66,000	8.550%, 5/15/2019	84,919
	FMG Resources Pty. Ltd.
187,750	6.875%, 2/1/2018[e]	197,607
	Freeport-McMoRan Copper & Gold, Inc.
81,000	2.375%, 3/15/2018	81,183
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
187,750	8.875%, 2/1/2018	195,260
	Ineos Finance plc
204,000	7.500%, 5/1/2020[e]	222,870
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	69,419
66,000	6.000%, 11/15/2021	76,728
	Minsur SA
189,000	6.250%, 2/7/2024[c,e,i]	185,566
	Mosaic Company
44,000	3.750%, 11/15/2021	43,893
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[e]	288,667
	Vale Overseas, Ltd.
66,000	6.250%, 1/23/2017	73,194
	Xstrata Finance Canada, Ltd.
44,000	2.050%, 10/23/2015[e]	44,513

	Total	1,630,473

Capital Goods (0.7%)
	BAE Systems plc
102,000	3.500%, 10/11/2016[e]	106,905
	Cemex Finance, LLC
187,750	9.375%, 10/12/2017[e]	209,341
	CNH Capital, LLC
187,750	3.625%, 4/15/2018	189,862
	Eaton Corporation
44,000	1.500%, 11/2/2017	43,983

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Capital Goods (0.7%) - continued
	Harsco Corporation
$66,000	2.700%, 10/15/2015	$66,809
	Nortek, Inc.
187,750	8.500%, 4/15/2021	207,464
	Reynolds Group Issuer, Inc.
187,750	9.875%, 8/15/2019	207,464
	Roper Industries, Inc.
66,000	1.850%, 11/15/2017	66,167
	Textron, Inc.
102,000	4.625%, 9/21/2016	110,347
	Trinseo Materials Operating SCA
197,000	8.750%, 2/1/2019[e]	201,433
	United Rentals North America, Inc.
211,000	7.375%, 5/15/2020	233,946

	Total	1,643,721

Collateralized Mortgage Obligations (5.2%)
	Banc of America Alternative Loan Trust
732,836	6.000%, 11/25/2035	621,483
	Countrywide Alternative Loan Trust
601,681	6.500%, 8/25/2036	422,028
	Credit Suisse First Boston Mortgage Securities Corporation
476,534	5.250%, 10/25/2035	474,392
	Deutsche Alt-A Securities Mortgage Loan Trust
440,437	0.904%, 4/25/2047[g]	380,910
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
874,039	5.500%, 11/25/2035	813,158
	HomeBanc Mortgage Trust
432,065	2.402%, 4/25/2037	307,136
	J.P. Morgan Alternative Loan Trust
353,041	2.550%, 3/25/2036	282,231
835,442	6.500%, 3/25/2036	764,060
	J.P. Morgan Mortgage Trust
720,532	2.865%, 8/25/2035	725,946
666,591	2.529%, 1/25/2037	590,203
	Lehman Mortgage Trust
88,510	6.000%, 1/25/2036	83,864
	Master Asset Securitization Trust
133,131	0.658%, 6/25/2036[g]	86,561
	MortgageIT Trust
718,133	0.418%, 12/25/2035[g]	668,445
929,287	0.358%, 4/25/2036[g]	631,008
	Residential Accredit Loans, Inc.
521,487	5.750%, 9/25/2035	471,480
	RFMSI Trust
969,684	6.000%, 7/25/2037	886,561
	Structured Adjustable Rate Mortgage Loan Trust
423,325	5.203%, 7/25/2035	370,497
474,390	2.719%, 9/25/2035	401,183
	Structured Asset Mortgage Investments, Inc.
962,413	0.468%, 12/25/2035[g]	759,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Collateralized Mortgage Obligations (5.2%) - continued
	Vericrest Opportunity Loan Transferee
$498,904	3.625%, 3/25/2054[h]	$496,810
490,725	3.625%, 4/25/2055[h]	488,637
	Wells Fargo Mortgage Backed Securities Trust
622,731	2.632%, 7/25/2036	586,232
589,367	6.000%, 7/25/2037	562,436

	Total	11,874,712

Commercial Mortgage-Backed Securities (0.4%)
	Commercial Mortgage Pass- Through Certificates
243,629	0.290%, 12/15/2020[e,g]	240,823
	Credit Suisse Mortgage Capital Certificates
554,565	0.330%, 10/15/2021[e,g]	551,429
	Government National Mortgage Association
79,223	3.214%, 1/16/2040	80,403

	Total	872,655

Communications Services (1.9%)
	AMC Networks, Inc.
187,750	7.750%, 7/15/2021	210,749
	America Movil SAB de CV
68,000	5.000%, 10/16/2019	74,561
	American Tower Corporation
101,000	7.000%, 10/15/2017	118,656
	CBS Corporation
93,000	8.875%, 5/15/2019	120,128
	CC Holdings GS V, LLC
153,000	2.381%, 12/15/2017	152,442
	CCO Holdings, LLC
187,750	7.000%, 1/15/2019	198,076
	CenturyLink, Inc.
187,750	5.625%, 4/1/2020	189,628
	Cox Communications, Inc.
18,000	9.375%, 1/15/2019[e]	23,297
	Digicel, Ltd.
187,750	6.000%, 4/15/2021[e]	182,118
	DIRECTV Holdings, LLC
122,000	3.500%, 3/1/2016	128,086
66,000	5.875%, 10/1/2019	75,849
	Hughes Satellite Systems Corporation
211,000	6.500%, 6/15/2019	229,463
	Intelsat Jackson Holdings SA
187,750	7.250%, 10/15/2020	203,709
	Level 3 Financing, Inc.
211,000	8.625%, 7/15/2020	235,793
	NBC Universal Enterprise, Inc.
102,000	1.662%, 4/15/2018[e]	100,632
	SBA Tower Trust
72,000	5.101%, 4/17/2017[e]	77,959
	Sprint Communications, Inc.
187,750	9.000%, 11/15/2018[e]	226,708
	Telefonica Emisiones SAU
132,000	3.992%, 2/16/2016	138,935
66,000	3.192%, 4/27/2018	67,936

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Communications Services (1.9%) - continued
	T-Mobile USA, Inc.
$210,000	6.633%, 4/28/2021	$221,025
	Univision Communications, Inc.
245,000	7.875%, 11/1/2020[e]	269,500
	UPCB Finance V, Ltd.
245,000	7.250%, 11/15/2021[e]	264,600
	Verizon Communications, Inc.
103,000	2.500%, 9/15/2016	106,567
106,000	1.993%, 9/14/2018[g]	110,918
82,000	3.650%, 9/14/2018	87,232
	WideOpenWest Finance, LLC
245,000	10.250%, 7/15/2019	273,175
	Wind Acquisition Finance SA
187,750	11.750%, 7/15/2017[e]	198,076

	Total	4,285,818

Consumer Cyclical (1.0%)
	Chrysler Group, LLC
187,750	8.250%, 6/15/2021	210,515
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	192,780
	Delphi Corporation
66,000	6.125%, 5/15/2021	72,765
	Ford Motor Credit Company, LLC
100,000	3.984%, 6/15/2016	106,148
66,000	1.500%, 1/17/2017	65,846
133,000	3.000%, 6/12/2017	138,255
100,000	5.000%, 5/15/2018	110,822
	General Motors Company
66,000	3.500%, 10/2/2018[e]	67,403
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018[e]	189,158
	Jaguar Land Rover Automotive plc
211,000	5.625%, 2/1/2023[e]	215,220
	L Brands, Inc.
211,000	6.625%, 4/1/2021	230,254
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	70,131
	Royal Caribbean Cruises, Ltd.
187,750	5.250%, 11/15/2022	190,097
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	138,040
	West Corporation
187,750	8.625%, 10/1/2018	202,535
	Wynn Las Vegas, LLC
211,000	5.375%, 3/15/2022	214,693

	Total	2,414,662

Consumer Non-Cyclical (1.9%)
	AbbVie, Inc.
78,000	1.750%, 11/6/2017	78,366
	Altria Group, Inc.
109,000	9.700%, 11/10/2018	145,269
	Anheuser-Busch InBev Worldwide, Inc.
66,000	7.750%, 1/15/2019	82,836
	Beam, Inc.
62,000	5.375%, 1/15/2016	66,761
	Biomet, Inc.
187,750	6.500%, 8/1/2020	200,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Consumer Non-Cyclical (1.9%) - continued
	Boston Scientific Corporation
$122,000	2.650%, 10/1/2018	$124,106
	Celgene Corporation
128,000	1.900%, 8/15/2017	129,399
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	224,715
	ConAgra Foods, Inc.
88,000	2.100%, 3/15/2018	88,218
	CVS Caremark Corporation
66,000	2.250%, 12/5/2018	66,544
	Emergency Medical Services Corporation
121,750	8.125%, 6/1/2019	130,881
	Endo Health Solutions, Inc.
187,750	7.250%, 1/15/2022	199,954
	Express Scripts Holding Company
66,000	2.650%, 2/15/2017	68,377
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[e]	199,484
	Gilead Sciences, Inc.
44,000	3.050%, 12/1/2016	46,474
	Hawk Acquisition Sub, Inc.
211,000	4.250%, 10/15/2020[e]	206,253
	HCA, Inc.
187,750	4.750%, 5/1/2023	183,760
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[e]	204,580
	JBS Finance II, Ltd.
187,750	8.250%, 1/29/2018[h]	198,076
	Kroger Company
124,000	1.200%, 10/17/2016	124,231
	Lorillard Tobacco Company
86,000	8.125%, 6/23/2019	107,093
	Mondelez International, Inc.
88,000	2.250%, 2/1/2019	87,971
	Mylan, Inc.
88,000	1.350%, 11/29/2016	88,097
	Pernod Ricard SA
62,000	2.950%, 1/15/2017[e]	64,528
62,000	5.750%, 4/7/2021[e]	69,957
	Perrigo Company, Ltd.
36,000	1.300%, 11/8/2016[e]	35,981
68,000	2.300%, 11/8/2018[e]	68,192
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	185,873
	SABMiller plc
66,000	6.500%, 7/15/2018[e]	78,487
	Safeway, Inc.
73,000	3.400%, 12/1/2016	76,488
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020[e]	224,188
	Thermo Fisher Scientific, Inc.
67,000	1.300%, 2/1/2017	66,901
67,000	2.400%, 2/1/2019	67,071
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[e]	204,648

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Consumer Non-Cyclical (1.9%) - continued
	Watson Pharmaceuticals, Inc.
$152,000	1.875%, 10/1/2017	$151,650
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[e]	44,345

	Total	4,389,942

Energy (1.3%)
	BP Capital Markets plc
66,000	0.658%, 11/7/2016[g]	66,379
	CNOOC, Ltd.
66,000	1.125%, 5/9/2016	65,875
	Concho Resources, Inc.
187,750	6.500%, 1/15/2022	202,301
	Continental Resources, Inc.
93,000	7.125%, 4/1/2021	105,090
	Devon Energy Corporation
66,000	1.200%, 12/15/2016	66,186
	Energy Transfer Partners, LP
68,000	6.700%, 7/1/2018	79,574
	EQT Corporation
68,000	8.125%, 6/1/2019	83,567
	Gazprom Neft OAO Via GPN Capital SA
90,000	6.000%, 11/27/2023[e]	89,775
	Harvest Operations Corporation
187,750	6.875%, 10/1/2017	204,647
	Hess Corporation
36,000	8.125%, 2/15/2019	45,150
	Kodiak Oil & Gas Corporation
187,750	5.500%, 1/15/2021	186,811
	Linn Energy, LLC
187,750	8.625%, 4/15/2020	202,770
	Lukoil International Finance BV
62,000	3.416%, 4/24/2018[e]	61,535
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[e]	210,473
	Oasis Petroleum, Inc.
211,000	6.875%, 1/15/2023	225,770
	Offshore Group Investment, Ltd.
245,000	7.500%, 11/1/2019	263,375
	Petrobras Global Finance BV
58,000	2.000%, 5/20/2016	57,472
	Petroleos Mexicanos
177,000	3.125%, 1/23/2019[e]	177,715
	Range Resources Corporation
264,728	5.000%, 8/15/2022	262,412
	Suncor Energy, Inc.
101,000	6.100%, 6/1/2018	117,849
	Transocean, Inc.
94,000	5.050%, 12/15/2016	103,561
	Weatherford International, Ltd.
101,000	6.000%, 3/15/2018	114,150
68,000	9.625%, 3/1/2019	88,278

	Total	3,080,715

Financials (5.3%)
	Abbey National Treasury Services plc
62,000	3.050%, 8/23/2018	64,061
	ABN AMRO Bank NV
66,000	2.500%, 10/30/2018[e]	66,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Financials (5.3%) - continued
	Ally Financial, Inc.
$245,000	4.750%, 9/10/2018	$256,025
	American International Group, Inc.
100,000	8.250%, 8/15/2018	125,609
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[e]	45,414
	Bank of America Corporation
20,000	6.500%, 8/1/2016	22,497
87,000	5.750%, 8/15/2016	95,796
125,000	5.750%, 12/1/2017	142,359
34,000	2.000%, 1/11/2018	34,030
66,000	1.316%, 3/22/2018[g]	66,857
80,000	5.650%, 5/1/2018	91,155
277,000	2.600%, 1/15/2019	278,579
100,000	5.625%, 7/1/2020	114,086
	Bank of New York Mellon Corporation
40,000	4.500%, 12/31/2049[j]	36,100
	Bank of Nova Scotia
66,000	1.100%, 12/13/2016	66,074
	Banque Federative du Credit Mutuel SA
66,000	1.087%, 1/20/2017[e,g]	65,981
	Barclays Bank plc
111,000	5.140%, 10/14/2020	119,664
	BB&T Corporation
101,000	2.050%, 6/19/2018	101,261
	BBVA Banco Continental SA
101,000	2.250%, 7/29/2016[e]	100,369
	BBVA International Preferred SA Unipersonal
530,000	5.919%, 12/29/2049[j]	512,775
	BBVA US Senior SAU
155,000	4.664%, 10/9/2015	162,670
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	119,777
	BNP Paribas SA
132,000	1.250%, 12/12/2016	132,038
152,000	2.375%, 9/14/2017	155,466
	BPCE SA
265,000	5.150%, 7/21/2024[e]	260,466
	Branch Banking and Trust Company
66,000	0.667%, 12/1/2016[g]	65,963
	Capital One Financial Corporation
102,000	6.150%, 9/1/2016	114,391
	Citigroup, Inc.
107,000	5.500%, 2/15/2017	118,948
124,000	6.000%, 8/15/2017	141,677
66,000	8.500%, 5/22/2019	84,936
530,000	5.950%, 12/29/2049[j]	506,150
	CNA Financial Corporation
29,000	7.350%, 11/15/2019	35,375
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
90,000	4.625%, 12/1/2023	91,124
	Credit Agricole SA
66,000	1.625%, 4/15/2016[e]	66,614
	Credit Suisse Group AG
265,000	7.500%, 12/11/2049[e,j]	278,912

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Financials (5.3%) - continued
	CyrusOne, LP
$187,750	6.375%, 11/15/2022	$193,852
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[e]	354,556
	Developers Diversified Realty Corporation
99,000	7.875%, 9/1/2020	123,133
	Discover Financial Services
41,000	6.450%, 6/12/2017	46,472
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	141,609
	General Electric Capital Corporation
202,000	5.625%, 9/15/2017	230,565
47,000	1.625%, 4/2/2018	46,790
	Goldman Sachs Group, Inc.
84,000	6.250%, 9/1/2017	96,215
44,000	2.625%, 1/31/2019	44,037
66,000	7.500%, 2/15/2019	80,499
61,000	5.375%, 3/15/2020	68,214
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	116,148
	HBOS plc
88,000	6.750%, 5/21/2018[e]	99,863
	HCP, Inc.
51,000	3.750%, 2/1/2016	53,704
68,000	3.750%, 2/1/2019	71,757
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	74,613
	HSBC Finance Corporation
88,000	6.676%, 1/15/2021	102,410
	Huntington National Bank
66,000	1.300%, 11/20/2016	66,290
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020[e]	259,062
	INB Bank NV
265,000	5.800%, 9/25/2023[e]	277,411
	ING Bank NV
81,000	3.750%, 3/7/2017[e]	86,071
	ING Capital Funding Trust III
156,000	3.847%, 12/29/2049[g,j]	155,610
	ING US, Inc.
101,000	2.900%, 2/15/2018	104,157
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	110,500
62,000	2.193%, 6/15/2016[g]	62,310
	Intesa Sanpaolo SPA
102,000	3.625%, 8/12/2015[e]	104,836
102,000	3.875%, 1/15/2019	103,182
	J.P. Morgan Chase & Company
85,000	3.450%, 3/1/2016	89,225
44,000	6.300%, 4/23/2019	52,041
88,000	7.900%, 4/29/2049[j]	97,346
275,000	6.750%, 8/29/2049[j]	278,712
50,000	6.000%, 12/29/2049[j]	48,125
	KeyCorp
66,000	2.300%, 12/13/2018	66,008
	Kookmin Bank
66,000	1.114%, 1/27/2017[e,g]	66,090
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[e]	28,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Financials (5.3%) - continued
	Liberty Property, LP
$112,000	5.500%, 12/15/2016	$123,339
	Macquarie Bank, Ltd.
66,000	5.000%, 2/22/2017[e]	71,834
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[e]	49,483
	Morgan Stanley
44,000	4.750%, 4/1/2014	44,266
135,000	1.750%, 2/25/2016	136,973
110,000	6.250%, 8/28/2017	126,496
44,000	2.500%, 1/24/2019	43,884
57,000	4.875%, 11/1/2022	59,212
	Murray Street Investment Trust I
107,000	4.647%, 3/9/2017	115,624
	National City Corporation
93,000	6.875%, 5/15/2019	111,637
	Nomura Holdings, Inc.
59,000	2.000%, 9/13/2016	59,615
	Omega Healthcare Investors, Inc.
187,750	5.875%, 3/15/2024	191,036
	PNC Bank NA
92,000	1.150%, 11/1/2016	92,289
	Prologis, LP
47,000	6.625%, 5/15/2018	55,179
	Prudential Covered Trust
93,500	2.997%, 9/30/2015[e]	96,428
	Realty Income Corporation
75,000	2.000%, 1/31/2018	74,298
	Regions Bank
88,000	7.500%, 5/15/2018	103,743
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	97,348
	Royal Bank of Scotland Group plc
59,000	5.050%, 1/8/2015	60,475
265,000	7.640%, 3/29/2049[j]	259,700
265,000	7.648%, 8/31/2049[j]	279,906
	Santander US Debt SAU
159,000	3.781%, 10/7/2015[e]	163,770
	SLM Corporation
44,000	6.250%, 1/25/2016	47,300
30,000	4.625%, 9/25/2017	30,900
	Societe Generale SA
60,000	5.750%, 4/20/2016[e]	65,025
	Sumitomo Mitsui Banking Corporation
132,000	1.300%, 1/10/2017	132,568
	Swiss RE Capital I, LP
389,000	6.854%, 5/29/2049[e,j]	416,230
	Ventas Realty, LP
72,000	1.550%, 9/26/2016	72,654
	Wells Fargo & Company
34,000	1.250%, 7/20/2016	34,322
66,000	2.150%, 1/15/2019	66,102
	Westpac Banking Corporation
66,000	0.668%, 11/25/2016[g]	66,073

	Total	12,087,330

Foreign Government (0.1%)
	Colombia Government International Bond
100,000	2.625%, 3/15/2023	87,000

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Foreign Government (0.1%) - continued
	Poland Government International Bond
$89,000	4.000%, 1/22/2024	$87,220

	Total	174,220

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,000,000	3.000%, 2/1/2029[c]	1,030,352
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,125,000	3.500%, 2/1/2029[c]	1,185,820
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,700,000	3.500%, 2/1/2044[c]	2,739,234
2,450,000	4.000%, 2/1/2044[c]	2,566,375
2,925,000	4.500%, 2/1/2044[c]	3,137,977

	Total	10,659,758

Technology (0.7%)
	Alliance Data Systems Corporation
187,750	6.375%, 4/1/2020[e]	198,546
	BMC Software Finance, Inc.
187,750	8.125%, 7/15/2021[e]	193,852
	CommScope, Inc.
150,000	8.250%, 1/15/2019[e]	162,937
	EMC Corporation
101,000	1.875%, 6/1/2018	101,243
	First Data Corporation
187,750	7.375%, 6/15/2019[e]	200,423
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[e]	208,000
	Hewlett-Packard Company
88,000	5.400%, 3/1/2017	97,900
	Iron Mountain, Inc.
187,750	6.000%, 8/15/2023	193,148
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	117,195
	Xerox Corporation
101,000	7.200%, 4/1/2016	113,210

	Total	1,586,454

Transportation (0.5%)
	Avis Budget Car Rental, LLC
187,750	8.250%, 1/15/2019	202,066
	Continental Airlines, Inc.
178,236	6.250%, 4/11/2020	188,039
	Delta Air Lines, Inc.
77,427	4.950%, 5/23/2019	83,621
63,235	4.750%, 5/7/2020	67,820
	Hertz Corporation
211,000	6.750%, 4/15/2019	224,451
	Kansas City Southern de Mexico SA de CV
101,000	0.935%, 10/28/2016[g]	101,027
	Union Pacific Corporation
44,000	2.250%, 2/15/2019	44,509
	United Air Lines, Inc.
64,756	10.400%, 11/1/2016	73,498

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Transportation (0.5%) - continued
	US Airways Pass Through Trust
$100,000	3.950%, 11/15/2025	$99,250

	Total	1,084,281

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
285,000	0.250%, 9/30/2015	285,000

	Total	285,000

Utilities (1.2%)
	Access Midstream Partners, LP
245,000	4.875%, 5/15/2023	240,100
	AES Corporation
187,750	7.375%, 7/1/2021	207,933
	Atlas Pipeline Partners, LP
211,000	4.750%, 11/15/2021	194,648
	Buckeye Partners, LP
136,000	2.650%, 11/15/2018	135,472
	Constellation Energy Group, Inc.
101,000	5.150%, 12/1/2020	109,585
	DCP Midstream Operating, LP
66,000	2.500%, 12/1/2017	66,527
	Electricite de France
66,000	0.694%, 1/20/2017[e,g]	66,040
100,000	5.250%, 12/29/2049[e,j]	96,625
265,000	5.625%, 12/29/2049[e,j]	258,375
	Enel Finance International NV
102,000	3.875%, 10/7/2014[e]	104,000
62,000	5.125%, 10/7/2019[e]	67,362
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	48,073
	ITC Holdings Corporation
125,000	6.050%, 1/31/2018[e]	140,539
	MidAmerican Energy Holdings Company
124,000	1.100%, 5/15/2017[e]	123,680
39,000	5.750%, 4/1/2018	44,909
	National Rural Utilities Cooperative Finance Corporation
70,000	4.750%, 4/30/2043	65,800
	NiSource Finance Corporation
88,000	6.400%, 3/15/2018	102,575
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	191,740
	ONEOK Partners, LP
44,000	6.150%, 10/1/2016	49,417
68,000	2.000%, 10/1/2017	67,854
57,000	3.200%, 9/15/2018	59,265
	Pacific Gas & Electric Company
68,000	5.625%, 11/30/2017	77,746
	Panhandle Eastern Pipe Line Company, LP
66,000	6.200%, 11/1/2017	75,807

Principal Amount	Long-Term Fixed Income (26.9%)	Value

Utilities (1.2%) - continued
	PPL Capital Funding, Inc.
$88,000	1.900%, 6/1/2018	$87,504

	Total	2,681,576

	Total Long-Term Fixed Income (cost $61,342,374)	61,727,022

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%)
2,600	Discover Financial Services, 6.500%[j]	62,088
675	Farm Credit Bank of Texas, 6.750%[e,j]	68,766
430	M&T Bank Corporation, 6.375%[j]	401,620
10,600	Morgan Stanley, 7.125%[j]	276,236
1,000	The Allstate Corporation, 5.100%	24,400
1,400	The Goldman Sachs Group, Inc., 5.500%[j]	32,368
265	Wells Fargo & Company,
	Convertible, 7.500%[j]	306,737

	Total	1,172,215

Utilities (0.2%)
3,975	Southern California Edison Company, 5.070%[g,j]	404,084

	Total	404,084

	Total Preferred Stock (cost $1,588,329)	1,576,299

Shares or Principal Amount	Short-Term Investments (14.6%)[k]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.090%, 4/4/2014[l]	99,985
	Federal Home Loan Mortgage Corporation Discount Notes
600,000	0.055%, 2/4/2014[l]	599,997
	Thrivent Cash Management Trust
32,839,068	0.060%	32,839,068

	Total Short-Term Investments (at amortized cost)	33,539,050

	Total Investments (cost $224,517,467) 106.1%	$243,692,099

	Other Assets and Liabilities, Net (6.1%)	(13,989,014)

	Total Net Assets 100.0%	$229,703,085

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $11,666,535 or 5.1% of total net assets.
f	All or a portion of the security is insured or guaranteed.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$195,745
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	$488,843
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	$496,744
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	$486,305

i	Security is fair valued.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At January 31, 2014, $199,984 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,566,794
Gross unrealized depreciation	(2,392,162)

Net unrealized appreciation (depreciation)	$19,174,632

Cost for federal income tax purposes	$224,517,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,652,065	–	1,652,065	–
Capital Goods	1,503,030	–	1,503,030	–
Communications Services	11,150,094	–	11,150,094	–
Consumer Cyclical	8,074,400	–	8,074,400	–
Consumer Non-Cyclical	5,575,891	–	5,575,891	–
Energy	1,070,839	–	1,070,839	–
Financials	1,914,825	–	1,914,825	–
Technology	2,149,223	–	2,149,223	–
Transportation	945,983	–	945,983	–
Utilities	1,051,151	–	1,051,151	–
Common Stock
Consumer Discretionary	18,634,873	18,634,873	–	–
Consumer Staples	8,289,857	8,289,857	–	–
Energy	11,097,967	11,097,967	–	–
Financials	19,753,121	19,753,121	–	–
Health Care	11,859,217	11,859,217	–	–
Industrials	13,580,604	13,580,604	–	–
Information Technology	22,097,250	22,097,250	–	–
Materials	3,716,457	3,716,457	–	–
Utilities	2,732,881	2,732,881	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,975,705	–	2,975,705	–
Basic Materials	1,630,473	–	1,444,907	185,566
Capital Goods	1,643,721	–	1,643,721	–
Collateralized Mortgage Obligations	11,874,712	–	11,874,712	–
Commercial Mortgage-Backed
Securities	872,655	–	872,655	–
Communications Services	4,285,818	–	4,285,818	–
Consumer Cyclical	2,414,662	–	2,414,662	–
Consumer Non-Cyclical	4,389,942	–	4,389,942	–
Energy	3,080,715	–	3,080,715	–
Financials	12,087,330	–	12,087,330	–
Foreign Government	174,220	–	174,220	–
Mortgage-Backed Securities	10,659,758	–	10,659,758	–
Technology	1,586,454	–	1,586,454	–
Transportation	1,084,281	–	1,084,281	–
U.S. Government and Agencies	285,000	–	285,000	–
Utilities	2,681,576	–	2,681,576	–
Preferred Stock
Financials	1,172,215	1,103,449	68,766	–
Utilities	404,084	–	404,084	–
Short-Term Investments	33,539,050	32,839,068	699,982	–
Total	$243,692,099	$145,704,744	$97,801,789	$185,566

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	9,083	9,083	–	–
Total Liability Derivatives	$9,083	$9,083	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	8	March 2014	$3,562,283	$3,553,200	($9,083)
Total Futures Contracts					($9,083)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Short Term Investment	$24,239,009	$46,328,963	$37,728,904	32,839,068	$32,839,068	$2,840
Total Value and Income Earned	24,239,009				32,839,068	2,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (36.8%)[a]	Value

Basic Materials (1.7%)
	Alpha Natural Resources, Inc., Term Loan
$698,241	3.500%, 5/22/2020	$680,352
	Fortescue Metals Group, Ltd., Term Loan
2,288,471	4.250%, 6/30/2019	2,312,317
	Ineos Group Holdings, Ltd., Term Loan
2,273,139	4.000%, 5/4/2018	2,282,072

	Total	5,274,741

Capital Goods (1.6%)
	Berry Plastics Group, Inc., Term Loan
258,050	3.500%, 2/8/2020	256,995
	Rexnord, LLC, Term Loan
2,244,375	4.000%, 8/21/2020	2,254,205
	Silver II Borrower, Term Loan
2,204,943	4.000%, 12/13/2019	2,213,211

	Total	4,724,411

Communications Services (11.4%)
	Cincinnati Bell, Inc., Term Loan
1,122,187	4.000%, 9/10/2020	1,127,327
	Clear Channel Communications, Inc., Term Loan
3,382	3.836%, 1/29/2016	3,294
2,219,170	6.910%, 1/30/2019	2,152,129
62,448	7.669%, 7/30/2019	62,171
	Fairpoint Communications, Term Loan
2,014,850	7.500%, 2/14/2019[b,c]	2,083,697
	Grande Communications Networks, LLC, Term Loan
2,273,575	4.500%, 5/29/2020	2,268,846
	Hargray Communications Group, Inc., Term Loan
2,273,575	4.750%, 6/26/2019	2,296,311
	Integra Telecom Holdings, Inc., Term Loan
2,272,900	5.250%, 2/22/2019	2,299,424
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,261,250
	LTS Buyer, LLC, Term Loan
2,238,750	4.000%, 4/13/2020	2,244,347
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,048,656	9.000%, 3/22/2019	2,084,836
	NEP Broadcasting, LLC, Term Loan
257,400	4.750%, 1/22/2020	258,044
	NTelos, Inc., Term Loan
2,238,665	5.750%, 11/9/2019	2,243,568
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
2,196,080	5.500%, 7/31/2018	2,197,003
	RCN Telecom Services, LLC, Term Loan
2,268,737	4.500%, 3/1/2020	2,292,128
	TNS, Inc., Term Loan
245,556	5.000%, 2/14/2020	246,938

Principal Amount	Bank Loans (36.8%)[a]	Value

Communications Services (11.4%) - continued
	Virgin Media Investment Holdings, Ltd., Term Loan
$2,285,000	3.500%, 6/8/2020	$2,289,570
	Visant Corporation, Term Loan
1,575,000	5.250%, 12/22/2016	1,556,793
	WideOpenWest Finance, LLC, Term Loan
2,272,900	4.750%, 4/1/2019	2,289,946
	WMG Acquisition Corporation, Term Loan
259,350	3.750%, 7/1/2020	259,998
	Zayo Group, LLC, Term Loan
2,272,166	4.000%, 7/2/2019	2,283,004

	Total	34,800,624

Consumer Cyclical (9.0%)
	Bally Technologies, Inc., Term Loan
2,039,887	4.250%, 11/25/2020	2,054,554
	Booz Allen Hamilton, Inc., Term Loan
1,119,333	3.750%, 7/31/2019	1,123,877
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,166,673	4.250%, 2/23/2017	2,181,580
	Ceridian Corporation, Term Loan
2,250,000	4.408%, 5/9/2017	2,259,000
	Chrysler Group, LLC, Term Loan
258,015	3.500%, 5/24/2017	258,531
	Golden Nugget, Inc., Delayed Draw
240,000	5.500%, 11/21/2019	244,200
	Golden Nugget, Inc., Term Loan
560,000	5.500%, 11/21/2019	569,800
	J.C. Penney Corporation, Inc., Term Loan
2,273,575	6.000%, 5/22/2018	2,203,003
	Las Vegas Sands, LLC, Term Loan
2,375,000	3.250%, 12/19/2020	2,380,035
	Marina District Finance Company, Inc., Term Loan
2,130,000	6.750%, 8/15/2018	2,148,638
	Mohegan Tribal Gaming Authority, Term Loan
1,750,000	5.500%, 11/19/2019	1,777,808
	NEP/NCP Holdco, Inc., Term Loan
3,000,000	0.000%, 1/22/2020[b,c]	3,003,750
	ROC Finance, LLC, Term Loan
259,350	5.000%, 6/20/2019	253,030
	Scientific Games International, Inc., Term Loan
2,285,000	4.250%, 10/18/2020	2,294,528
	Seminole Hard Rock Entertainment, Inc., Term Loan
129,350	3.500%, 5/14/2020	129,270
	Seminole Indian Tribe of Florida, Term Loan
246,350	3.000%, 4/29/2020	246,298
	Toys R Us, Inc., Term Loan
2,238,181	5.250%, 5/25/2018	1,826,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (36.8%)[a]	Value

Consumer Cyclical (9.0%) - continued
	Univision Communications, Inc., Term Loan
$2,272,900	4.000%, 3/1/2020	$2,284,969

	Total	27,239,025

Consumer Non-Cyclical (5.0%)
	ADS Waste Holdings, Term Loan
2,247,350	4.250%, 10/9/2019	2,253,665
	Albertsons, Inc., Term Loan
2,503,061	4.750%, 3/21/2019	2,526,490
	CHS/Community Health Systems, Inc., Term Loan
2,500,000	0.000%, 1/27/2021[b,c]	2,525,950
	Del Monte Corporation, Term Loan
38,791	4.000%, 3/8/2018	38,937
	McJunkin Red Man Corporation, Term Loan
1,346,625	5.000%, 11/8/2019	1,362,192
	Roundy's Supermarkets, Inc., Term Loan
1,744,726	5.750%, 2/13/2019	1,761,632
	Supervalu, Inc., Term Loan
2,300,864	4.500%, 3/21/2019	2,314,094
	Van Wagner Communications, LLC, Term Loan
2,227,500	6.250%, 8/3/2018	2,252,559

	Total	15,035,519

Energy (1.5%)
	Arch Coal, Inc., Term Loan
2,238,651	6.250%, 5/16/2018	2,215,145
	Offshore Group Investment, Ltd., Term Loan
129,025	5.750%, 3/28/2019	130,906
	Pacific Drilling SA, Term Loan
2,273,575	4.500%, 6/3/2018	2,299,153

	Total	4,645,204

Financials (0.8%)
	Harland Clarke Holdings Corporation, Term Loan
2,256,437	7.000%, 5/22/2018	2,280,423
	WaveDivision Holdings, LLC, Term Loan
257,400	4.000%, 10/12/2019	259,009

	Total	2,539,432

Technology (3.0%)
	BMC Software, Inc., Term Loan
2,250,000	5.000%, 9/10/2020	2,246,490
	First Data Corporation Extended, Term Loan
2,285,000	4.158%, 3/23/2018	2,282,715
	Freescale Semiconductor, Inc., Term Loan
2,272,899	5.000%, 3/1/2020	2,289,946
	Infor US, Inc., Term Loan
2,075,000	3.750%, 6/3/2020	2,079,752

Principal Amount	Bank Loans (36.8%)[a]	Value

Technology (3.0%) - continued
	SunGard Data Systems, Inc., Term Loan
$129,025	4.000%, 3/8/2020	$129,604

	Total	9,028,507

Transportation (1.5%)
	American Airlines, Inc., Term Loan
4,512,325	3.750%, 6/27/2019	4,539,715

	Total	4,539,715

Utilities (1.3%)
	Calpine Corporation, Term Loan
257,354	4.000%, 4/1/2018	258,748
1,500,000	4.000%, 10/31/2020	1,515,000
	Intergen NV, Term Loan
2,273,575	5.500%, 6/15/2020	2,290,627

	Total	4,064,375

	Total Bank Loans (cost $111,692,434)	111,891,553

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Asset-Backed Securities (3.6%)
	Asset Backed Securities Corporation Home Equity Loan Trust
980,618	0.298%, 7/25/2036[d]	907,075
	Bayview Opportunity Master Fund Trust IIB, LP
1,000,000	3.950%, 1/28/2034[e]	1,000,000
	Countrywide Asset-Backed Certificates
643,330	5.859%, 10/25/2046	436,574
	Credit Based Asset Servicing and Securitization, LLC
701,883	3.887%, 12/25/2036	460,351
	First Horizon ABS Trust
1,081,637	0.288%, 10/25/2026[d,f]	1,003,261
1,060,089	0.318%, 10/25/2034[d,f]	886,701
	GMAC Mortgage Corporation Loan Trust
1,736,426	0.338%, 8/25/2035[d,f]	1,390,753
1,423,885	0.338%, 12/25/2036[d,f]	1,215,248
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	758,426
	Renaissance Home Equity Loan Trust
1,408,715	5.608%, 5/25/2036	1,003,353
982,786	5.285%, 1/25/2037	537,319
	Wachovia Asset Securitization, Inc.
1,795,636	0.298%, 7/25/2037[d,f,g]	1,542,951

	Total	11,142,012

Basic Materials (1.6%)
	ArcelorMittal
500,000	6.000%, 3/1/2021	522,500
	BHP Billiton Finance USA, Ltd.
207,000	2.050%, 9/30/2018	209,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Basic Materials (1.6%) - continued
	Dow Chemical Company
$136,000	8.550%, 5/15/2019	$174,985
	FMG Resources Pty. Ltd.
469,079	6.875%, 2/1/2018[e]	493,706
	Freeport-McMoRan Copper & Gold, Inc.
162,000	2.375%, 3/15/2018	162,367
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
469,079	8.875%, 2/1/2018	487,842
	Ineos Finance plc
394,000	7.500%, 5/1/2020[e]	430,445
	Inmet Mining Corporation
469,079	8.750%, 6/1/2020[e]	533,578
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	156,752
136,000	6.000%, 11/15/2021	158,105
	Minsur SA
459,000	6.250%, 2/7/2024[c,e,h]	450,660
	Mosaic Company
138,000	3.750%, 11/15/2021	137,664
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[e]	721,208
	Vale Overseas, Ltd.
207,000	6.250%, 1/23/2017	229,563
	Xstrata Finance Canada, Ltd.
137,000	2.050%, 10/23/2015[e]	138,598

	Total	5,007,024

Capital Goods (1.4%)
	BAE Systems plc
202,000	3.500%, 10/11/2016[e]	211,714
	Cemex Finance, LLC
469,079	9.375%, 10/12/2017[e]	523,023
	CNH Capital, LLC
469,079	3.625%, 4/15/2018	474,356
	Crown Americas Capital Corporation IV
390,000	4.500%, 1/15/2023	369,525
	Eaton Corporation
138,000	1.500%, 11/2/2017	137,948
	Harsco Corporation
207,000	2.700%, 10/15/2015	209,539
	Nortek, Inc.
469,079	8.500%, 4/15/2021	518,332
	Reynolds Group Issuer, Inc.
469,079	9.875%, 8/15/2019	518,332
	Roper Industries, Inc.
240,000	1.850%, 11/15/2017	240,606
	Textron, Inc.
202,000	4.625%, 9/21/2016	218,531
	Trinseo Materials Operating SCA
427,000	8.750%, 2/1/2019[e]	436,608
	United Rentals North America, Inc.
376,000	7.375%, 5/15/2020	416,890

	Total	4,275,404

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Collateralized Mortgage Obligations (7.6%)
	Banc of America Alternative Loan Trust
$1,029,932	6.000%, 11/25/2035	$873,436
	Banc of America Mortgage Trust
568,153	2.737%, 7/25/2035	548,590
	BCAP, LLC Trust
1,091,573	0.338%, 3/25/2037[d]	884,696
	CHL Mortgage Pass-Through Trust
429,043	6.250%, 9/25/2036	399,222
677,571	6.000%, 4/25/2037	621,262
	Countrywide Alternative Loan Trust
601,682	6.500%, 8/25/2036	422,028
1,261,447	6.000%, 11/25/2036	1,016,441
949,310	6.000%, 1/25/2037	774,747
680,448	5.500%, 5/25/2037	580,500
	Countrywide Home Loans, Inc.
398,609	2.481%, 3/20/2036	317,505
	Credit Suisse First Boston Mortgage Securities Corporation
476,534	5.250%, 10/25/2035	474,392
	Deutsche Alt-A Securities Mortgage Loan Trust
440,437	0.904%, 4/25/2047[d]	380,910
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
874,039	5.500%, 11/25/2035	813,158
	GMAC Mortgage Corporation Loan Trust
530,975	4.705%, 9/19/2035	524,442
	HomeBanc Mortgage Trust
1,512,230	2.402%, 4/25/2037	1,074,975
	J.P. Morgan Alternative Loan Trust
1,765,205	2.550%, 3/25/2036	1,411,158
596,668	6.500%, 3/25/2036	545,688
	J.P. Morgan Mortgage Trust
720,532	2.865%, 8/25/2035	725,946
634,848	2.529%, 1/25/2037	562,098
	Lehman Mortgage Trust
354,039	6.000%, 1/25/2036	335,457
	Master Asset Securitization Trust
532,526	0.658%, 6/25/2036[d]	346,243
	Merrill Lynch Mortgage Investors Trust
903,844	6.250%, 8/25/2036	785,708
	MortgageIT Trust
1,077,200	0.418%, 12/25/2035[d]	1,002,668
929,287	0.358%, 4/25/2036[d]	631,008
	Residential Accredit Loans, Inc.
441,703	3.536%, 9/25/2035	369,103
1,064,677	5.750%, 9/25/2035	962,582
	RFMSI Trust
969,684	6.000%, 7/25/2037	886,561
	Structured Adjustable Rate Mortgage Loan Trust
846,649	5.203%, 7/25/2035	740,994
	Structured Asset Mortgage Investments, Inc.
962,413	0.468%, 12/25/2035[d]	759,451
1,078,422	0.368%, 5/25/2046[d]	798,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Collateralized Mortgage Obligations (7.6%) - continued
	Vericrest Opportunity Loan Transferee
$523,849	3.625%, 3/25/2054[g]	$521,651
490,725	3.625%, 4/25/2055[g]	488,637
	WaMu Mortgage Pass Through Certificates
261,979	2.403%, 8/25/2046	230,254
	Washington Mutual Alternative Mortgage Pass Through Certificates
458,287	0.885%, 2/25/2047[d]	308,116
	Wells Fargo Mortgage Backed Securities Trust
654,817	2.632%, 7/25/2036	616,437
368,354	6.000%, 7/25/2037	351,523

	Total	23,085,924

Commercial Mortgage-Backed Securities (1.1%)
	Commercial Mortgage Pass- Through Certificates
974,516	0.290%, 12/15/2020[d,e]	963,292
	Credit Suisse Mortgage Capital Certificates
1,478,840	0.330%, 10/15/2021[d,e]	1,470,477
	Government National Mortgage Association
282,941	3.214%, 1/16/2040	287,154
	LB-UBS Commercial Mortgage Trust
529,156	5.866%, 9/15/2045	594,968

	Total	3,315,891

Communications Services (3.7%)
	AMC Networks, Inc.
469,079	7.750%, 7/15/2021	526,541
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	146,928
	American Tower Corporation
202,000	7.000%, 10/15/2017	237,313
	AT&T, Inc.
345,000	2.400%, 8/15/2016	355,804
	CBS Corporation
210,000	8.875%, 5/15/2019	271,257
	CC Holdings GS V, LLC
363,000	2.381%, 12/15/2017	361,676
	CCO Holdings, LLC
469,079	7.000%, 1/15/2019	494,878
	CenturyLink, Inc.
469,079	5.625%, 4/1/2020	473,770
500,000	6.450%, 6/15/2021	520,625
	Cequel Communications Escrow 1, LLC
390,000	6.375%, 9/15/2020[e]	398,775
	Cox Communications, Inc.
55,000	9.375%, 1/15/2019[e]	71,185
	Digicel, Ltd.
469,079	6.000%, 4/15/2021[e]	455,007
	DIRECTV Holdings, LLC
241,000	3.500%, 3/1/2016	253,021
136,000	5.875%, 10/1/2019	156,296

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Communications Services (3.7%) - continued
	Hughes Satellite Systems Corporation
$376,000	6.500%, 6/15/2019	$408,900
	Intelsat Jackson Holdings SA
469,079	7.250%, 10/15/2020	508,951
	Level 3 Financing, Inc.
376,000	8.625%, 7/15/2020	420,180
	Nara Cable Funding, Ltd.
500,000	8.875%, 12/1/2018[e]	542,500
	NBC Universal Enterprise, Inc.
201,000	1.662%, 4/15/2018[e]	198,304
	SBA Tower Trust
276,000	5.101%, 4/17/2017[e]	298,844
	Sprint Communications, Inc.
469,079	9.000%, 11/15/2018[e]	566,413
	Telefonica Emisiones SAU
272,000	3.992%, 2/16/2016	286,291
218,000	3.192%, 4/27/2018	224,395
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	552,562
	Verizon Communications, Inc.
345,000	2.500%, 9/15/2016	356,948
200,000	1.993%, 9/14/2018[d]	209,279
276,000	3.650%, 9/14/2018	293,610
	WideOpenWest Finance, LLC
500,000	10.250%, 7/15/2019	557,500
	Wind Acquisition Finance SA
469,079	11.750%, 7/15/2017[e]	494,878
	Windstream Corporation
500,000	7.750%, 10/1/2021	525,000

	Total	11,167,631

Consumer Cyclical (2.3%)
	Chrysler Group, LLC
469,079	8.250%, 6/15/2021	525,955
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	372,330
	Delphi Corporation
207,000	6.125%, 5/15/2021	228,217
	Ford Motor Credit Company, LLC
345,000	3.984%, 6/15/2016	366,212
207,000	1.500%, 1/17/2017	206,519
265,000	3.000%, 6/12/2017	275,471
203,000	5.000%, 5/15/2018	224,969
	General Motors Company
223,000	3.500%, 10/2/2018[e]	227,739
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018[e]	472,597
	GLP Capital, LP
500,000	4.875%, 11/1/2020[e]	506,250
	Hilton Worldwide Finance, LLC
500,000	5.625%, 10/15/2021[e]	517,500
	Jaguar Land Rover Automotive plc
376,000	5.625%, 2/1/2023[e]	383,520
	L Brands, Inc.
376,000	6.625%, 4/1/2021	410,310
	Macy's Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	292,214
	MGM Resorts International
470,000	5.250%, 3/31/2020	470,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Consumer Cyclical (2.3%) - continued
	Royal Caribbean Cruises, Ltd.
$469,079	5.250%, 11/15/2022	$474,942
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	272,020
	West Corporation
469,079	8.625%, 10/1/2018	506,019
	Wynn Las Vegas, LLC
376,000	5.375%, 3/15/2022	382,580

	Total	7,115,364

Consumer Non-Cyclical (3.8%)
	AbbVie, Inc.
265,000	1.750%, 11/6/2017	266,245
	Altria Group, Inc.
274,000	9.700%, 11/10/2018	365,171
	Anheuser-Busch InBev Worldwide, Inc.
207,000	7.750%, 1/15/2019	259,805
	Beam, Inc.
140,000	5.375%, 1/15/2016	150,750
	Biomet, Inc.
469,079	6.500%, 8/1/2020	500,156
	Boston Scientific Corporation
241,000	2.650%, 10/1/2018	245,160
	Celgene Corporation
255,000	1.900%, 8/15/2017	257,786
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020	400,440
	ConAgra Foods, Inc.
288,000	2.100%, 3/15/2018	288,713
	CVS Caremark Corporation
136,000	2.250%, 12/5/2018	137,122
	Emergency Medical Services Corporation
305,079	8.125%, 6/1/2019	327,960
	Endo Health Solutions, Inc.
469,079	7.250%, 1/15/2022	499,569
	Express Scripts Holding Company
223,000	2.650%, 2/15/2017	231,031
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[e]	498,397
	Gilead Sciences, Inc.
220,000	3.050%, 12/1/2016	232,372
	Hawk Acquisition Sub, Inc.
376,000	4.250%, 10/15/2020[e]	367,540
	HCA, Inc.
469,079	4.750%, 5/1/2023	459,111
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[e]	397,500
	JBS Finance II, Ltd.
469,079	8.250%, 1/29/2018[g]	494,878
	Kroger Company
280,000	1.200%, 10/17/2016	280,523
	Lorillard Tobacco Company
276,000	8.125%, 6/23/2019	343,695
	Mondelez International, Inc.
276,000	2.250%, 2/1/2019	275,911
	Mylan, Inc.
276,000	1.350%, 11/29/2016	276,306
	Pernod Ricard SA
140,000	2.950%, 1/15/2017[e]	145,708

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Consumer Non-Cyclical (3.8%) - continued
$140,000	5.750%, 4/7/2021[e]	$157,967
	Perrigo Company, Ltd.
207,000	1.300%, 11/8/2016[e]	206,889
134,000	2.300%, 11/8/2018[e]	134,379
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	464,388
	SABMiller plc
207,000	6.500%, 7/15/2018[e]	246,163
	Safeway, Inc.
276,000	3.400%, 12/1/2016	289,186
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020[e]	399,500
	Thermo Fisher Scientific, Inc.
212,000	1.300%, 2/1/2017	211,686
212,000	2.400%, 2/1/2019	212,223
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[e]	511,296
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[e]	556,875
	Watson Pharmaceuticals, Inc.
303,000	1.875%, 10/1/2017	302,303
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[e]	139,082

	Total	11,533,786

Energy (2.6%)
	BP Capital Markets plc
223,000	0.658%, 11/7/2016[d]	224,282
	CNOOC, Ltd.
210,000	1.125%, 5/9/2016	209,604
	Concho Resources, Inc.
469,079	6.500%, 1/15/2022	505,433
	Continental Resources, Inc.
295,000	7.125%, 4/1/2021	333,350
	Devon Energy Corporation
207,000	1.200%, 12/15/2016	207,583
	Energy Transfer Partners, LP
134,000	6.700%, 7/1/2018	156,807
	EQT Corporation
134,000	8.125%, 6/1/2019	164,675
	Gazprom Neft OAO Via GPN Capital SA
240,000	6.000%, 11/27/2023[e]	239,400
	Harvest Operations Corporation
469,079	6.875%, 10/1/2017	511,296
	Hess Corporation
138,000	8.125%, 2/15/2019	173,074
	Kodiak Oil & Gas Corporation
469,079	5.500%, 1/15/2021	466,734
	Linn Energy, LLC
500,000	7.000%, 11/1/2019[e]	507,500
469,079	8.625%, 4/15/2020	506,605
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[e]	138,950
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[e]	375,060
	Oasis Petroleum, Inc.
376,000	6.875%, 1/15/2023	402,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Energy (2.6%) - continued
	Offshore Group Investment, Ltd.
$500,000	7.125%, 4/1/2023	$500,000
	Petrobras Global Finance BV
207,000	2.000%, 5/20/2016	205,117
	Petroleos Mexicanos
515,000	3.125%, 1/23/2019[e]	517,079
	Range Resources Corporation
661,400	5.000%, 8/15/2022	655,613
	Suncor Energy, Inc.
202,000	6.100%, 6/1/2018	235,697
	Transocean, Inc.
237,000	5.050%, 12/15/2016	261,106
	Weatherford International, Ltd.
202,000	6.000%, 3/15/2018	228,300
134,000	9.625%, 3/1/2019	173,960

	Total	7,899,545

Financials (10.0%)
	Abbey National Treasury Services plc
140,000	3.050%, 8/23/2018	144,653
	ABN AMRO Bank NV
207,000	2.500%, 10/30/2018[e]	207,118
	American International Group, Inc.
345,000	8.250%, 8/15/2018	433,350
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[e]	142,434
	Bank of America Corporation
75,000	6.500%, 8/1/2016	84,364
290,000	5.750%, 8/15/2016	319,320
405,000	5.750%, 12/1/2017	461,243
138,000	2.000%, 1/11/2018	138,121
207,000	1.316%, 3/22/2018[d]	209,689
280,000	5.650%, 5/1/2018	319,044
754,000	2.600%, 1/15/2019	758,297
200,000	5.625%, 7/1/2020	228,173
	Bank of New York Mellon Corporation
160,000	4.500%, 12/31/2049[i]	144,400
	Bank of Nova Scotia
207,000	1.100%, 12/13/2016	207,234
	Banque Federative du Credit Mutuel SA
207,000	1.087%, 1/20/2017[d,e]	206,941
	Barclays Bank plc
221,000	5.140%, 10/14/2020	238,251
	BB&T Corporation
202,000	2.050%, 6/19/2018	202,522
	BBVA Banco Continental SA
202,000	2.250%, 7/29/2016[e]	200,737
	BBVA International Preferred SA Unipersonal
715,000	5.919%, 12/29/2049[i]	691,762
	BBVA US Senior SAU
350,000	4.664%, 10/9/2015	367,320
	Bear Stearns Companies, LLC
345,000	6.400%, 10/2/2017	401,196
	BNP Paribas SA
272,000	1.250%, 12/12/2016	272,078
318,000	2.375%, 9/14/2017	325,251

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Financials (10.0%) - continued
	BPCE SA
$358,000	5.150%, 7/21/2024[e]	$351,875
	Branch Banking and Trust Company
223,000	0.667%, 12/1/2016[d]	222,874
	Capital One Financial Corporation
202,000	6.150%, 9/1/2016	226,540
	Citigroup, Inc.
400,000	5.000%, 9/15/2014	410,444
345,000	5.500%, 2/15/2017	383,525
280,000	6.000%, 8/15/2017	319,915
215,000	8.500%, 5/22/2019	276,684
715,000	5.950%, 12/29/2049[i]	682,825
	CNA Financial Corporation
138,000	7.350%, 11/15/2019	168,336
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
240,000	4.625%, 12/1/2023	242,997
500,000	11.000%, 12/29/2049[e,i]	657,500
	Credit Agricole SA
225,000	1.625%, 4/15/2016[e]	227,093
	Credit Suisse Group AG
358,000	7.500%, 12/11/2049[e,i]	376,795
	CyrusOne, LP
469,079	6.375%, 11/15/2022	484,324
	Denali Borrower, LLC
500,000	5.625%, 10/15/2020[e]	499,375
	Developers Diversified Realty Corporation
204,000	7.875%, 9/1/2020	253,728
	Discover Financial Services
138,000	6.450%, 6/12/2017	156,419
	Fifth Third Bancorp
255,000	5.450%, 1/15/2017	282,112
	General Electric Capital Corporation
690,000	5.625%, 9/15/2017	787,572
94,000	1.625%, 4/2/2018	93,580
	Goldman Sachs Group, Inc.
276,000	6.250%, 9/1/2017	316,136
138,000	2.625%, 1/31/2019	138,117
228,000	7.500%, 2/15/2019	278,089
207,000	5.375%, 3/15/2020	231,479
	Hartford Financial Services Group, Inc.
303,000	6.000%, 1/15/2019	351,930
	HBOS plc
276,000	6.750%, 5/21/2018[e]	313,206
	HCP, Inc.
100,000	3.750%, 2/1/2016	105,301
139,000	3.750%, 2/1/2019	146,680
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	147,031
	HSBC Finance Corporation
276,000	6.676%, 1/15/2021	321,194
	Huntington National Bank
223,000	1.300%, 11/20/2016	223,979
	Icahn Enterprises, LP
620,000	6.000%, 8/1/2020[e]	642,475
	INB Bank NV
358,000	5.800%, 9/25/2023[e]	374,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Financials (10.0%) - continued
	ING Bank NV
$161,000	3.750%, 3/7/2017[e]	$171,079
	ING Capital Funding Trust III
400,000	3.847%, 12/29/2049[d,i]	399,000
	ING US, Inc.
202,000	2.900%, 2/15/2018	208,315
	International Lease Finance Corporation
140,000	2.193%, 6/15/2016[d]	140,700
420,000	5.875%, 4/1/2019	451,500
	Intesa Sanpaolo SPA
202,000	3.625%, 8/12/2015[e]	207,616
201,000	3.875%, 1/15/2019	203,328
	J.P. Morgan Chase & Company
276,000	3.450%, 3/1/2016	289,718
138,000	6.300%, 4/23/2019	163,220
276,000	7.900%, 4/29/2049[i]	305,311
775,000	6.750%, 8/29/2049[i]	785,463
200,000	6.000%, 12/29/2049[i]	192,500
	KeyCorp
223,000	2.300%, 12/13/2018	223,028
	Kookmin Bank
223,000	1.114%, 1/27/2017[d,e]	223,303
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[e]	57,942
	Liberty Property, LP
223,000	5.500%, 12/15/2016	245,577
	Macquarie Bank, Ltd.
207,000	5.000%, 2/22/2017[e]	225,299
	Mizuho Corporate Bank, Ltd.
207,000	1.550%, 10/17/2017[e]	204,859
	Morgan Stanley
207,000	4.750%, 4/1/2014	208,250
350,000	1.750%, 2/25/2016	355,114
345,000	6.250%, 8/28/2017	396,737
138,000	2.500%, 1/24/2019	137,637
150,000	4.875%, 11/1/2022	155,822
	Murray Street Investment Trust I
66,000	4.647%, 3/9/2017	71,320
	National City Corporation
289,000	6.875%, 5/15/2019	346,915
	Nomura Holdings, Inc.
207,000	2.000%, 9/13/2016	209,158
	Omega Healthcare Investors, Inc.
469,079	5.875%, 3/15/2024	477,288
	PNC Bank NA
276,000	1.150%, 11/1/2016	276,867
	Prologis, LP
173,000	6.625%, 5/15/2018	203,104
	Prudential Covered Trust
195,500	2.997%, 9/30/2015[e]	201,622
	Realty Income Corporation
191,000	2.000%, 1/31/2018	189,213
	Regions Bank
292,000	7.500%, 5/15/2018	344,237
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	337,400
	Royal Bank of Scotland Group plc
207,000	5.050%, 1/8/2015	212,175
358,000	7.640%, 3/29/2049[i]	350,840
358,000	7.648%, 8/31/2049[i]	378,138

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Financials (10.0%) - continued
	Santander US Debt SAU
$306,000	3.781%, 10/7/2015[e]	$315,180
	SLM Corporation
150,000	6.250%, 1/25/2016	161,250
150,000	4.625%, 9/25/2017	154,500
	Societe Generale SA
207,000	5.750%, 4/20/2016[e]	224,336
	Sumitomo Mitsui Banking Corporation
414,000	1.300%, 1/10/2017	415,781
	Swiss RE Capital I, LP
1,150,000	6.854%, 5/29/2049[e,i]	1,230,500
	Ventas Realty, LP
276,000	1.550%, 9/26/2016	278,506
	Wells Fargo & Company
175,000	1.250%, 7/20/2016	176,658
207,000	2.150%, 1/15/2019	207,321
	Westpac Banking Corporation
223,000	0.668%, 11/25/2016[d]	223,247

	Total	30,335,268

Foreign Government (0.2%)
	Bahama Government International Bond
200,000	5.750%, 1/16/2024[e]	198,000
	Colombia Government International Bond
250,000	2.625%, 3/15/2023	217,500
	Mexico Government International Bond
50,000	3.500%, 1/21/2021	49,750
	Philippines Government International Bond
50,000	4.200%, 1/21/2024	50,500
	Poland Government International Bond
239,000	4.000%, 1/22/2024	234,220

	Total	749,970

Mortgage-Backed Securities (10.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,500,000	3.000%, 2/1/2029[c]	2,575,879
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,450,000	3.500%, 2/1/2029[c]	4,690,578
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,600,000	3.500%, 2/1/2044[c]	7,710,437
8,112,500	4.000%, 2/1/2044[c]	8,497,844
8,775,000	4.500%, 2/1/2044[c]	9,413,930

	Total	32,888,668

Technology (1.4%)
	Alliance Data Systems Corporation
469,079	6.375%, 4/1/2020[e]	496,051
	Amkor Technology, Inc.
500,000	6.625%, 6/1/2021	522,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Technology (1.4%) - continued
	BMC Software Finance, Inc.
$469,079	8.125%, 7/15/2021[e]	$484,324
	CommScope, Inc.
289,000	8.250%, 1/15/2019[e]	313,926
	EMC Corporation
202,000	1.875%, 6/1/2018	202,486
	First Data Corporation
469,079	7.375%, 6/15/2019[e]	500,742
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[e]	520,000
	Hewlett-Packard Company
276,000	5.400%, 3/1/2017	307,051
	Iron Mountain, Inc.
469,079	6.000%, 8/15/2023	482,565
	Tyco Electronics Group SA
202,000	6.550%, 10/1/2017	234,390
	Xerox Corporation
202,000	7.200%, 4/1/2016	226,420

	Total	4,290,455

Transportation (0.9%)
	Avis Budget Car Rental, LLC
469,079	8.250%, 1/15/2019	504,846
	Continental Airlines, Inc.
445,308	6.250%, 4/11/2020	469,800
	Delta Air Lines, Inc.
157,177	4.950%, 5/23/2019	169,751
124,610	4.750%, 5/7/2020	133,645
	Hertz Corporation
376,000	6.750%, 4/15/2019	399,970
	Kansas City Southern de Mexico SA de CV
202,000	0.935%, 10/28/2016[d]	202,054
	Union Pacific Corporation
138,000	2.250%, 2/15/2019	139,595
	United Air Lines, Inc.
219,708	10.400%, 11/1/2016	249,369
	US Airways Pass Through Trust
400,000	3.950%, 11/15/2025	397,000

	Total	2,666,030

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
515,000	0.250%, 9/30/2015	515,000

	Total	515,000

Utilities (2.2%)
	AES Corporation
469,079	7.375%, 7/1/2021	519,505
	Atlas Pipeline Partners, LP
376,000	4.750%, 11/15/2021	346,860
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	266,961
	Chesapeake Midstream Partners, LP
500,000	6.125%, 7/15/2022	532,500
	Constellation Energy Group, Inc.
202,000	5.150%, 12/1/2020	219,169
	DCP Midstream Operating, LP
136,000	2.500%, 12/1/2017	137,086
	Electricite de France
207,000	0.694%, 1/20/2017[d,e]	207,124
400,000	5.250%, 12/29/2049[e,i]	386,500

Principal Amount	Long-Term Fixed Income (53.4%)	Value

Utilities (2.2%) - continued
$358,000	5.625%, 12/29/2049[e,i]	$349,050
	Enel Finance International NV
202,000	3.875%, 10/7/2014[e]	205,961
140,000	5.125%, 10/7/2019[e]	152,107
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	150,775
	ITC Holdings Corporation
500,000	6.050%, 1/31/2018[e]	562,158
	MidAmerican Energy Holdings Company
245,000	1.100%, 5/15/2017[e]	244,369
138,000	5.750%, 4/1/2018	158,910
	National Rural Utilities Cooperative Finance Corporation
280,000	4.750%, 4/30/2043	263,200
	NiSource Finance Corporation
276,000	6.400%, 3/15/2018	321,713
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	479,047
	ONEOK Partners, LP
138,000	6.150%, 10/1/2016	154,989
134,000	2.000%, 10/1/2017	133,713
150,000	3.200%, 9/15/2018	155,961
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	153,205
	Panhandle Eastern Pipe Line Company, LP
207,000	6.200%, 11/1/2017	237,757
	PPL Capital Funding, Inc.
311,000	1.900%, 6/1/2018	309,247

	Total	6,647,867

	Total Long-Term Fixed Income (cost $162,385,501)	162,635,839

Shares	Common Stock (1.6%)	Value

Financials (1.6%)
22,795	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,445,903
45,580	iShares MSCI Emerging Markets Minimum Volatility ETF	2,439,442

	Total	4,885,345

	Total Common Stock (cost $5,018,808)	4,885,345

Shares	Preferred Stock (0.9%)	Value

Financials (0.7%)
10,000	Discover Financial Services, 6.500%[i]	238,800
3,350	Farm Credit Bank of Texas, 6.750%[e,i]	341,281
580	M&T Bank Corporation, 6.375%[i]	541,720
14,300	Morgan Stanley, 7.125%[i]	372,658
4,400	The Allstate Corporation, 5.100%	107,360
5,600	The Goldman Sachs Group, Inc., 5.500%[i]	129,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Preferred Stock (0.9%)	Value

Financials (0.7%) - continued
358	Wells Fargo & Company, Convertible, 7.500%[i]	$414,385

	Total	2,145,676

Utilities (0.2%)
5,362	Southern California Edison Company, 5.070%[d,i]	545,081

	Total	545,081

	Total Preferred Stock (cost $2,718,227)	2,690,757

Shares or Principal Amount	Short-Term Investments (21.7%)[j]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.120%, 5/28/2014	99,961
65,361,888	Thrivent Cash Management Trust 0.060%	65,361,888
	U.S. Treasury Bill
500,000	0.065%, 6/12/2014	499,882

	Total Short-Term Investments (at amortized cost)	65,961,731

	Total Investments (cost $347,776,701) 114.4%	$348,065,225

	Other Assets and Liabilities, Net (14.4%)	(43,704,214)

	Total Net Assets 100.0%	$304,361,011

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $30,269,750 or 9.9% of total net assets.
f	All or a portion of the security is insured or guaranteed.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$489,055
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	$488,843
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	$521,581
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	$1,795,635

h	Security is fair valued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,023,989
Gross unrealized depreciation	(3,735,465)

Net unrealized appreciation (depreciation)	$288,524
Cost for federal income tax purposes	$347,776,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Opportunity Income Plus Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Opportunity Income Plus Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,274,741	–	5,274,741	–
Capital Goods	4,724,411	–	4,724,411	–
Communications Services	34,800,624	–	34,800,624	–
Consumer Cyclical	27,239,025	–	27,239,025	–
Consumer Non-Cyclical	15,035,519	–	15,035,519	–
Energy	4,645,204	–	4,645,204	–
Financials	2,539,432	–	2,539,432	–
Technology	9,028,507	–	9,028,507	–
Transportation	4,539,715	–	4,539,715	–
Utilities	4,064,375	–	4,064,375	–
Long-Term Fixed Income
Asset-Backed Securities	11,142,012	–	11,142,012	–
Basic Materials	5,007,024	–	4,556,364	450,660
Capital Goods	4,275,404	–	4,275,404	–
Collateralized Mortgage Obligations	23,085,924	–	23,085,924	–
Commercial Mortgage-Backed Securities	3,315,891	–	3,315,891	–
Communications Services	11,167,631	–	11,167,631	–
Consumer Cyclical	7,115,364	–	7,115,364	–
Consumer Non-Cyclical	11,533,786	–	11,533,786	–
Energy	7,899,545	–	7,899,545	–
Financials	30,335,268	–	30,335,268	–
Foreign Government	749,970	–	749,970	–
Mortgage-Backed Securities	32,888,668	–	32,888,668	–
Technology	4,290,455	–	4,290,455	–
Transportation	2,666,030	–	2,666,030	–
U.S. Government and Agencies	515,000	–	515,000	–
Utilities	6,647,867	–	6,647,867	–
Common Stock
Financials	4,885,345	4,885,345	–	–
Preferred Stock
Financials	2,145,676	1,804,395	341,281	–
Utilities	545,081	–	545,081	–
Short-Term Investments	65,961,731	65,361,888	599,843	–
Total	$348,065,225	$72,051,628	$275,562,937	$450,660

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Short Term Investment	$40,150,617	$102,468,266	$77,256,995	65,361,888	$65,361,888	$7,890
Total Value and Income Earned	40,150,617				65,361,888	7,890

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner Emerging Markets Equity Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (96.8%)	Value

Bermuda (0.8%)
182,000	Pacific Basin Shipping, Ltd.	$112,173

	Total	112,173

Brazil (4.1%)
18,600	BR Properties SA	131,117
10,800	Companhia Paranaense de Energia	124,547
35,400	Embraer SA	269,763
18,500	Even Construtora e Incorporadora SA	54,800

	Total	580,227

Chile (0.6%)
128,826	Aguas Andinas SA	82,342

	Total	82,342

China (7.1%)
14,500	Anhui Conch Cement Company, Ltd.	55,931
89,000	China Construction Bank Corporation	61,654
100,000	China Shenhua Energy Company, Ltd.	256,675
266,000	Dongfeng Motor Group Company, Ltd.	391,663
232,000	PetroChina Company, Ltd.	223,650

	Total	989,573

Colombia (1.6%)
367	Bancolombia SA ADR	16,126
19,661	Bancolumbia SA	214,563

	Total	230,689

Czech Republic (3.0%)
1,932	Komercni Banka AS	419,118

	Total	419,118

Hong Kong (6.4%)
21,000	China Merchants Holdings International Company, Ltd.	71,461
60,500	China Mobile, Ltd.	577,310
151,000	Sinotruk Hong Kong, Ltd.	77,323
48,000	Weichai Power Company, Ltd.	182,398

	Total	908,492

India (0.7%)
3,959	Reliance Industries, Ltd. GDR[a]	103,934

	Total	103,934

Indonesia (5.1%)
243,500	AKR Corporindo Tbk PT	88,097
7,991	Bank Rakyat Indonesia Persero Tbk PT ADR	110,675
77,000	Indo Tambangraya Megah Tbk PT	169,142
247,500	PT Astra International Tbk	130,220
142,500	United Tractors Tbk PT	224,515

	Total	722,649

Luxembourg (3.3%)
15,707	Ternium SA ADR	467,754

	Total	467,754

Shares	Common Stock (96.8%)	Value

Malaysia (2.4%)
73,000	Genting Berhad	$227,178
18,250	Genting Berhad Warrants[b]	15,924
33,690	Malayan Banking Berhad	97,063

	Total	340,165

Mexico (4.0%)
533,000	America Movil SAB de CV	568,310

	Total	568,310

Peru (1.2%)
13,736	Cia de Minas Buenaventura SA ADR	170,326

	Total	170,326

Poland (6.0%)
5,704	Bank Handlowy w Warszawie SA	186,366
6,604	Bank Pekao SA	387,668
8,043	Grupa Lotos SAb	89,932
56,983	Orange Polska SA	189,823

	Total	853,789

Russia (6.7%)
21,715	Gazprom OAO ADR	180,452
26,518	Novolipetsk Steel OJSC GDR	381,210
8,842	Phosagro OAO	89,565
26,430	Sberbank of Russia GDR	285,317

	Total	936,544

South Africa (5.2%)
8,436	AngloGold Ashanti, Ltd. ADR	123,503
9,543	Impala Platinum Holdings, Ltd.	99,693
17,584	MTN Group, Ltd.	314,004
20,607	PPC, Ltd.	55,261
14,880	Reunert, Ltd.	85,532
20,197	Sappi, Ltd.[b]	62,508

	Total	740,501

South Korea (23.3%)
1,168	Hyundai Department Store Company, Ltd.	155,148
2,271	Hyundai Heavy Industries Company, Ltd.	469,373
1,458	Hyundai Mobis[b]	417,583
2,603	Hyundai Motor Company	564,918
5,260	Kangwon Land, Inc.[b]	165,319
1,025	LG Chem, Ltd.	245,538
4,712	POSCO ADR	320,369
139	Samsung Electronics Company, Ltd.	164,605
2,920	Samsung Heavy Industries Company, Ltd.	90,604
1,170	Samsung Life Insurance Company, Ltd.	112,250
9,206	Shinhan Financial Group Company, Ltd.	388,497
837	Shinsegae Company, Ltd.	178,711

	Total	3,272,915

Taiwan (5.5%)
128,000	Advanced Semiconductor Engineering, Inc.	117,283
50,000	Chipbond Technology Corporation	76,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Partner Emerging Markets Equity Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (96.8%)	Value

Taiwan (5.5%) - continued
351,000	Compal Electronics, Inc.	$260,934
38,000	Novatek Microelectronics Corporation	152,761
10,000	Powertech Technology, Inc.	13,799
7,000	Richtek Technology Corporation	36,244
6,070	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	102,704
3,000	TPK Holding Company, Ltd.	18,960

	Total	778,913

Thailand (3.3%)
31,400	Kasikornbank pcl	161,556
36,000	PTT pcl	300,722

	Total	462,278

United Kingdom (0.4%)
3,175	Hikma Pharmaceuticals plc	62,589

	Total	62,589

United States (6.1%)
16,221	iShares MSCI Emerging Markets Index Fund	619,480
6,400	Vanguard MSCI Emerging Markets ETF	241,088

	Total	860,568

	Total Common Stock (cost $14,085,009)	13,663,849

Shares	Preferred Stock (1.9%)	Value

Brazil (1.9%)
21,700	Vale SA	268,445

	Total	268,445

	Total Preferred Stock (cost $362,448)	268,445

Shares or Principal Amount	Short-Term Investments (1.9%)[c]	Value

272,254	Thrivent Cash Management Trust 0.060%	272,254

	Total Short-Term Investments (at amortized cost)	272,254

	Total Investments (cost $14,719,711) 100.6%	$14,204,548

	Other Assets and Liabilities, Net (0.6%)	(80,816)

	Total Net Assets 100.0%	$14,123,732

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $103,934 or 0.7% of total net assets.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$705,379
Gross unrealized depreciation	(1,220,542)

Net unrealized appreciation (depreciation)	($515,163)

Cost for federal income tax purposes	$14,719,711

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner Emerging Markets Equity Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,483,862	–	2,483,862	–
Energy	1,324,507	180,452	1,144,055	–
Financials	3,432,538	987,369	2,445,169	–
Health Care	62,589	–	62,589	–
Industrials	1,749,775	–	1,749,775	–
Information Technology	682,584	102,704	579,880	–
Materials	2,071,658	1,171,517	900,141	–
Telecommunications Services	1,649,447	–	1,649,447	–
Utilities	206,889	–	206,889	–
Preferred Stock
Materials	268,445	–	268,445	–
Short-Term Investments	272,254	272,254	–	–

Total	$14,204,548	$2,714,296	$11,490,252	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	31	–	31	–

Total Asset Derivatives	$31	$–	$31	$–

Liability Derivatives
Foreign Currency Forward Contracts	51	–	51	–

Total Liability Derivatives	$51	$–	$51	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Hong Kong Dollar	BB	561,475	2/4/2014	$72,289	$72,320	$31
South Korean Won	SSB	25,631,123	2/3/2014	23,997	23,946	(51)
Total Purchases				$96,286	$96,266	($20)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($20)

Counterparty
BB	-	Barclays Bank
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Short Term Investment	$257,720	$1,101,660	$1,087,126	272,254	$272,254	$33
Total Value and Income Earned	257,720				272,254	33

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (96.8%)	Value

Consumer Discretionary (16.2%)
7,304	American Axle & Manufacturing Holdings, Inc.[a]	$136,000
30,718	American Public Education, Inc.[a]	1,300,293
58,971	ANN, Inc.[a]	1,907,122
10,695	Arctic Cat, Inc.	452,826
2,246	Asbury Automotive Group, Inc.[a]	105,607
9,977	Boyd Gaming Corporation[a]	105,357
22,899	Brunswick Corporation	949,393
2,501	Buffalo Wild Wings, Inc.[a]	354,792
30,024	Chuy's Holdings, Inc.[a]	1,084,467
15,570	Conn's, Inc.[a,b]	945,255
7,358	Cracker Barrel Old Country Store, Inc.	728,516
6,230	Dorman Products, Inc.[a]	324,957
14,483	E.W. Scripps Company[a]	266,632
44,723	Fifth & Pacific Companies, Inc.[a]	1,283,550
27,167	Five Below, Inc.[a]	995,671
17,209	Fox Factory Holding Corporation[a]	279,130
11,026	Gray Television, Inc.[a]	125,476
34,793	HomeAway, Inc.[a]	1,421,642
40,348	Imax Corporation[a,b]	1,117,236
7,636	ITT Educational Services, Inc.[a,b]	224,498
8,000	Krispy Kreme Doughnuts, Inc.[a]	138,000
13,349	LifeLock, Inc.[a]	272,453
3,056	Lithia Motors, Inc.	172,022
909	Meritage Homes Corporation[a]	44,150
41,321	Multimedia Games Holding Company, Inc.[a]	1,312,355
8,516	Nexstar Broadcasting Group, Inc.	409,194
5,611	Oxford Industries, Inc.	423,462
59,936	Pier 1 Imports, Inc.	1,145,377
7,410	Red Robin Gourmet Burgers, Inc.[a]	477,426
35,683	Shutterfly, Inc.[a]	1,689,947
31,757	Sotheby's Holdings, Inc.	1,521,795
5,836	Stamps.com, Inc.[a]	230,289
31,411	Tenneco, Inc.[a]	1,785,401
20,741	Vail Resorts, Inc.	1,413,499
39,739	Vitamin Shoppe, Inc.[a]	1,781,102

	Total	26,924,892

Consumer Staples (5.1%)
55,318	B&G Foods, Inc.	1,812,771
1,761	Boston Beer Company, Inc.[a,b]	366,834
8,593	Hain Celestial Group, Inc.[a]	789,611
2,005	Natural Grocers by Vitamin Cottage, Inc.[a]	76,130
16,604	Prestige Brands Holdings, Inc.[a]	502,437
301,996	Rite Aid Corporation[a]	1,676,078
22,779	Susser Holdings Corporation[a]	1,389,063
1,593	TreeHouse Foods, Inc.[a]	104,883
25,443	United Natural Foods, Inc.[a]	1,719,183

	Total	8,436,990

Energy (3.9%)
6,033	Bonanza Creek Energy, Inc.[a]	245,603
15,832	Callon Petroleum Company[a]	106,866
4,647	Diamondback Energy, Inc.[a]	241,551
161,785	Kodiak Oil & Gas Corporation[a]	1,716,539
4,929	PDC Energy, Inc.[a]	245,760
83,882	Rex Energy Corporation[a]	1,580,337
31,008	Rosetta Resources, Inc.[a]	1,321,251
17,406	SemGroup Corporation	1,074,995

	Total	6,532,902

Shares	Common Stock (96.8%)	Value

Financials (8.0%)
21,256	Bank of the Ozarks, Inc.	$1,347,630
88,294	Brandywine Realty Trust	1,258,189
26,858	eHealth, Inc.[a]	1,435,023
23,888	Essent Group, Ltd.[a]	599,589
16,619	Evercore Partners, Inc.	928,005
13,284	Financial Engines, Inc.	809,261
10,979	Hanmi Financial Corporation	236,817
13,006	Home Loan Servicing Solutions, Ltd.	266,883
14,352	Independent Bank Corporation[a]	190,164
10,492	Infinity Property & Casualty Corporation	740,735
36,376	Kennedy-Wilson Holdings, Inc.	873,752
6,590	MarketAxess Holdings, Inc.	413,457
28,788	Portfolio Recovery Associates, Inc.[a]	1,445,733
353,248	Synovus Financial Corporation	1,183,381
16,816	Umpqua Holdings Corporation[b]	295,289
84,396	WisdomTree Investments, Inc.[a]	1,191,672

	Total	13,215,580

Health Care (18.0%)
33,799	Acadia Healthcare Company, Inc.[a]	1,725,101
17,415	ACADIA Pharmaceuticals, Inc.[a]	405,770
23,233	Aegerion Pharmaceuticals, Inc.[a]	1,393,515
37,191	Air Methods Corporation[a]	1,912,733
79,225	Akorn, Inc.[a]	1,798,407
33,556	Align Technology, Inc.[a]	1,993,898
2,632	Analogic Corporation	251,751
12,235	ArthroCare Corporation[a]	555,224
23,939	BioDelivery Sciences International, Inc.[a,b]	187,921
47,664	Bruker Corporation[a]	969,962
4,956	Cardiovascular Systems, Inc.[a]	168,108
27,401	Cepheid, Inc.[a]	1,448,417
20,516	Cubist Pharmaceuticals, Inc.[a]	1,499,514
23,111	Cyberonics, Inc.[a]	1,543,815
11,373	Depomed, Inc.[a]	136,476
10,211	Enanta Pharmaceuticals, Inc.[a]	373,518
2,923	Furiex Pharmaceuticals, Inc.[a]	135,510
28,610	Horizon Pharma, Inc.[a,b]	282,095
48,909	Impax Laboratories, Inc.[a]	1,131,754
101,877	Ironwood Pharmaceuticals, Inc.[a,b]	1,413,034
5,330	Keryx BioPharmaceuticals, Inc.[a]	81,975
9,930	Lannett Company, Inc.[a]	350,728
5,152	Molina Healthcare, Inc.[a]	185,472
12,362	Natus Medical, Inc.[a]	320,052
50,053	Neurocrine Biosciences, Inc.[a]	855,406
51,168	NPS Pharmaceuticals, Inc.[a]	1,830,791
36,188	PAREXEL International Corporation[a]	1,766,336
4,981	Puma Biotechnology, Inc.[a]	588,804
10,061	Receptos, Inc.[a]	400,931
5,350	Sarepta Therapeutics, Inc.[a,b]	130,433
23,757	Team Health Holdings, Inc.[a]	1,025,352
15,373	Teleflex, Inc.	1,439,528
32,413	West Pharmaceutical Services, Inc.	1,537,997

	Total	29,840,328

Industrials (16.1%)
12,431	Acuity Brands, Inc.	1,579,234
50,765	CAI International, Inc.[a]	1,050,328
4,225	Chart Industries, Inc.[a]	360,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (96.8%)	Value

Industrials (16.1%) - continued
5,224	Energy Recovery, Inc.[a]	$22,359
4,197	EnPro Industries, Inc.[a]	304,450
18,346	Generac Holdings, Inc.	882,993
5,705	Genesee & Wyoming, Inc.[a]	515,390
29,321	Heico Corporation	1,560,464
34,648	Hexcel Corporation[a]	1,444,129
18,305	Huron Consulting Group, Inc.[a]	1,212,523
41,570	Interface, Inc.	870,891
39,449	MasTec, Inc.[a]	1,417,797
10,857	Middleby Corporation[a]	2,677,119
65,688	On Assignment, Inc.[a]	1,949,620
16,422	PGT, Inc.[a]	175,387
9,143	Primoris Services Corporation	290,473
21,509	Proto Labs, Inc.[a]	1,706,954
8,085	Roadrunner Transportation Systems, Inc.[a]	212,231
44,170	Saia, Inc.[a]	1,486,762
29,378	Spirit Airlines, Inc.[a]	1,377,828
44,601	Swift Transportation Company[a,b]	972,302
47,224	Thermon Group Holdings, Inc.[a]	1,278,826
33,881	USG Corporation[a,b]	1,036,758
5,677	WageWorks, Inc.[a]	353,053
12,403	Watsco, Inc.	1,173,572
13,837	Watts Water Technologies, Inc.	775,149

	Total	26,687,576

Information Technology (25.1%)
13,031	Ambarella, Inc.[a,b]	417,383
46,165	Aspen Technology, Inc.[a]	2,103,739
4,309	Autobytel, Inc.[a]	64,118
14,221	Belden, Inc.	920,241
50,392	Bottomline Technologies, Inc.[a]	1,744,571
43,638	CalAmp Corporation[a]	1,286,448
20,038	Callidus Software, Inc.[a]	293,957
6,419	Canadian Solar, Inc.[a]	251,175
26,788	Cardtronics, Inc.[a]	1,031,874
38,512	Cavium, Inc.[a]	1,431,491
4,530	ChannelAdvisor Corporation[a]	196,466
71,993	Ciena Corporation[a]	1,679,597
47,458	Cognex Corporation[a]	1,872,218
4,740	Coherent, Inc.[a]	316,822
15,532	CommVault Systems, Inc.[a]	1,072,795
32,726	Constant Contact, Inc.[a]	883,929
30,586	Cornerstone OnDemand, Inc.[a]	1,744,931
17,509	Demandware, Inc.[a]	1,114,973
8,628	Diodes, Inc.[a]	197,667
20,047	Electronics for Imaging, Inc.[a]	849,391
6,005	Ellie Mae, Inc.[a]	156,731
25,560	EPAM Systems, Inc.[a]	1,045,404
4,940	Extreme Networks, Inc.[a]	36,161
30,127	Guidewire Software, Inc.[a]	1,422,296
6,056	Heartland Payment Systems, Inc.[b]	261,074
4,628	Immersion Corporation[a]	54,148
6,960	Imperva, Inc.[a]	382,800
33,837	Infoblox, Inc.[a]	1,187,002
4,178	Interactive Intelligence Group[a]	317,277
13,251	IntraLinks Holdings, Inc.[a]	140,196
25,579	Manhattan Associates, Inc.[a]	862,524
24,450	MAXIMUS, Inc.	1,035,946
9,903	Methode Electronics, Inc.	333,335
63,009	Monolithic Power Systems, Inc.[a]	2,059,764
8,965	Monotype Imaging Holdings, Inc.	261,509
41,428	Proofpoint, Inc.[a]	1,677,005
1,356	QIWI plc ADR	48,938

Shares	Common Stock (96.8%)	Value

Information Technology (25.1%) - continued
56,864	Riverbed Technology, Inc.[a]	$1,121,358
2,295	SPS Commerce, Inc.[a]	148,303
71,300	SunEdison, Inc.[a]	991,783
14,127	SunPower Corporation[a,b]	457,150
24,615	Synaptics, Inc.[a,b]	1,436,531
11,992	Synchronoss Technologies, Inc.[a]	319,707
37,594	Take-Two Interactive Software, Inc.[a]	721,053
5,686	Trulia, Inc.[a,b]	196,338
7,850	Tyler Technologies, Inc.[a]	827,783
9,480	Ultimate Software Group, Inc.[a]	1,547,420
8,309	Virtusa Corporation[a]	284,833
2,027	WEX, Inc.[a]	166,944
19,139	Yelp, Inc.[a]	1,453,607
14,539	Zillow, Inc.[a,b]	1,193,652

	Total	41,622,358

Materials (4.3%)
55,852	Chemtura Corporation[a]	1,400,768
56,526	Commercial Metals Company	1,077,386
121,512	Graphic Packaging Holding Company[a]	1,154,364
16,525	KapStone Paper and Packaging Corporation[a]	462,204
85,839	Louisiana-Pacific Corporation[a]	1,504,758
41,856	PolyOne Corporation	1,488,399

	Total	7,087,879

Utilities (0.1%)
4,066	Artesian Resources Corporation	91,526

	Total	91,526

	Total Common Stock (cost $124,398,162)	160,440,031

Shares	Collateral Held for Securities Loaned (4.7%)	Value

7,729,580	Thrivent Cash Management Trust	7,729,580

	Total Collateral Held for Securities Loaned (cost $7,729,580)	7,729,580

Shares or Principal Amount	Short-Term Investments (3.5%)[c]	Value

5,798,446	Thrivent Cash Management Trust 0.060%	5,798,446

	Total Short-Term Investments (at amortized cost)	5,798,446

	Total Investments (cost $137,926,188) 105.0%	$173,968,057

	Other Assets and Liabilities, Net (5.0%)	(8,247,720)

	Total Net Assets 100.0%	$165,720,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,666,828
Gross unrealized depreciation	(1,624,959)

Net unrealized appreciation (depreciation)	$36,041,869

Cost for federal income tax purposes	$137,926,188

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Partner Small Cap Growth Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	26,924,892	26,924,892	–	–
Consumer Staples	8,436,990	8,436,990	–	–
Energy	6,532,902	6,532,902	–	–
Financials	13,215,580	13,215,580	–	–
Health Care	29,840,328	29,840,328	–	–
Industrials	26,687,576	26,687,576	–	–
Information Technology	41,622,358	41,622,358	–	–
Materials	7,087,879	7,087,879	–	–
Utilities	91,526	91,526	–	–
Collateral Held for Securities Loaned	7,729,580	7,729,580	–	–
Short-Term Investments	5,798,446	5,798,446	–	–
Total	$173,968,057	$173,968,057	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$17,412,554	$18,667,562	$28,350,536	7,729,580	$7,729,580	$12,162
Cash Management Trust- Short Term Investment	8,052,231	17,154,655	19,408,440	5,798,446	5,798,446	771
Total Value and Income Earned	25,464,785				13,528,026	12,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (98.2%)	Value

Consumer Discretionary (14.7%)
163,500	Aaron’s, Inc.	$4,396,515
16,800	American Public Education, Inc.[a]	711,144
16,600	Ascent Capital Group, Inc.[a]	1,187,730
43,700	CSS Industries, Inc.	1,171,160
67,000	Dorman Products, Inc.[a]	3,494,720
72,700	Drew Industries, Inc.	3,496,143
49,400	Ethan Allen Interiors, Inc.[b]	1,246,856
102,000	Fifth & Pacific Companies, Inc.[a]	2,927,400
57,500	Fred’s, Inc.	1,005,100
76,000	Haverty Furniture Companies, Inc.	2,114,320
34,300	Hooker Furniture Corporation	519,645
51,400	M/I Homes, Inc.[a]	1,263,926
78,000	MarineMax, Inc.[a]	1,150,500
58,500	Matthews International Corporation	2,487,420
79,500	Meritage Homes Corporation[a]	3,861,315
139,000	Modine Manufacturing Company[a]	1,820,900
118,100	Orient-Express Hotels, Ltd.[a]	1,672,296
12,500	Red Robin Gourmet Burgers, Inc.[a]	805,375
120,800	Shiloh Industries, Inc.[a]	1,821,664
6,120	Stanley Furniture Company, Inc.[a]	23,256
133,200	Stein Mart, Inc.	1,649,016
33,150	Steven Madden, Ltd.[a]	1,080,359
26,800	Winnebago Industries, Inc.[a]	642,128

	Total	40,548,888

Consumer Staples (0.7%)
203,500	Alliance One International, Inc.[a]	522,995
65,800	Spartan Stores, Inc.	1,486,422

	Total	2,009,417

Energy (3.6%)
56,100	C&J Energy Services, Inc.[a,b]	1,311,618
6,200	CARBO Ceramics, Inc.[b]	713,744
80,700	Cloud Peak Energy, Inc.[a]	1,511,511
18,500	Contango Oil & Gas Company[a]	776,260
64,600	Gulf Island Fabrication, Inc.	1,308,796
156,200	Hercules Offshore, Inc.[a]	777,876
32,300	PDC Energy, Inc.[a]	1,610,478
207,000	Teekay Tankers, Ltd.[b]	703,800
116,200	Tetra Technologies, Inc.[a]	1,199,184

	Total	9,913,267

Financials (24.9%)
155,000	Ares Capital Corporation	2,745,050
27,000	Assured Guaranty, Ltd.	571,050
69,800	BBCN Bancorp, Inc.	1,050,490
122,800	CBL & Associates Properties, Inc.	2,086,372
136,500	Cedar Realty Trust, Inc.	861,315
315,000	CoBiz Financial, Inc.	3,326,400
57,200	Columbia Banking System, Inc.	1,493,492
74,200	Compass Diversified Holdings	1,331,890
107,700	Cousins Properties, Inc.	1,157,775
132,513	East West Bancorp, Inc.	4,433,885
38,760	Employers Holdings, Inc.	952,333
98,900	First Potomac Realty Trust	1,291,634
73,400	Glacier Bancorp, Inc.	1,939,962
74,000	Golub Capital BDC, Inc.	1,354,200
71,300	Hatteras Financial Corporation	1,279,122
150,500	Hercules Technology Growth Capital, Inc.	2,386,930
88,700	Home Bancshares, Inc.	2,735,508

Shares	Common Stock (98.2%)	Value

Financials (24.9%) - continued
19,500	iShares Russell 2000 Value Index Fund	$1,864,980
49,800	JMP Group, Inc.	370,512
22,600	Kilroy Realty Corporation	1,193,280
281,300	Kite Realty Group Trust	1,814,385
68,500	LaSalle Hotel Properties	2,107,060
3,050	Markel Corporation[a]	1,644,377
159,000	Meadowbrook Insurance Group, Inc.	963,540
62,900	National Interstate Corporation	1,419,653
15,100	Piper Jaffray Companies[a]	593,128
31,900	Potlatch Corporation	1,276,000
106,500	ProAssurance Corporation	4,947,990
8,800	PS Business Parks, Inc.	691,416
82,400	Radian Group, Inc.	1,226,112
161,800	Redwood Trust, Inc.	3,025,660
91,700	Safeguard Scientifics, Inc.[a]	1,680,861
95,400	Sandy Spring Bancorp, Inc.	2,382,138
35,100	State Auto Financial Corporation	673,218
39,800	SVB Financial Group[a]	4,466,754
29,000	The Bank of Kentucky Financial Corporation	1,041,970
68,200	THL Credit, Inc.	1,078,924
28,500	Washington Real Estate Investment Trust	664,050
51,600	Wintrust Financial Corporation	2,261,628

	Total	68,385,044

Health Care (3.7%)
11,200	Analogic Corporation	1,071,280
5,500	Atrion Corporation	1,469,490
33,200	National Healthcare Corporation	1,726,400
74,200	Triple-S Management Corporation[a]	1,323,728
95,500	West Pharmaceutical Services, Inc.	4,531,475

	Total	10,122,373

Industrials (25.8%)
76,600	A.O. Smith Corporation	3,617,052
77,000	Aegion Corporation[a]	1,580,040
68,000	Alaska Air Group, Inc.	5,376,760
31,200	Applied Industrial Technologies, Inc.	1,576,848
32,000	Astec Industries, Inc.	1,190,400
110,800	Beacon Roofing Supply, Inc.[a]	4,187,132
31,600	Circor International, Inc.	2,275,832
72,300	Comfort Systems USA, Inc.	1,231,992
68,700	Dolan Company[a]	12,366
60,600	ESCO Technologies, Inc.	2,114,940
42,500	Franklin Electric Company, Inc.	1,693,200
18,700	FTI Consulting, Inc.[a]	693,209
50,400	G & K Services, Inc.	2,816,856
35,600	Genesee & Wyoming, Inc.[a]	3,216,104
64,500	Gibraltar Industries, Inc.[a]	1,151,970
83,000	Greenbrier Companies, Inc.[a]	3,045,270
33,600	Hub Group, Inc.[a]	1,392,720
23,500	IDEX Corporation	1,692,235
39,000	Kaman Corporation	1,511,640
112,900	Kforce, Inc.	2,046,877
57,100	Kirby Corporation[a]	5,698,009
108,000	Kratos Defense & Security Solutions, Inc.[a]	780,840
50,900	Landstar System, Inc.	2,923,696

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (98.2%)	Value

Industrials (25.8%) - continued
92,700	McGrath Rentcorp	$3,394,674
32,800	Mine Safety Appliances Company	1,652,464
97,900	Navigant Consulting, Inc.[a]	1,720,103
25,200	Nordson Corporation	1,746,864
66,200	Pike Corporation[a]	697,748
57,100	Quanex Building Products Corporation	1,082,045
11,500	RBC Bearings, Inc.[a]	745,660
30,300	Sun Hydraulics Corporation	1,107,465
32,100	Universal Forest Products, Inc.	1,686,855
52,600	Universal Truckload Services, Inc.	1,525,926
40,800	Waste Connections, Inc.	1,667,904
47,780	Woodward, Inc.	2,047,373

	Total	70,901,069

Information Technology (10.5%)
22,250	Accelrys, Inc.[a]	279,905
47,800	Advanced Energy Industries, Inc.[a]	1,304,940
37,500	ATMI, Inc.[a]	1,038,000
45,500	Belden, Inc.	2,944,305
84,100	Brooks Automation, Inc.	853,615
51,400	Cabot Microelectronics Corporation[a]	2,072,448
30,500	Cognex Corporation[a]	1,203,225
52,700	Cohu, Inc.	545,972
101,700	Electro Rent Corporation	1,710,594
111,600	Electro Scientific Industries, Inc.	1,209,744
53,000	Entegris, Inc.[a]	557,560
30,600	Fabrinet[a]	565,182
136,500	Intevac, Inc.[a]	1,012,830
13,800	Littelfuse, Inc.	1,235,100
72,800	Methode Electronics, Inc.	2,450,448
31,000	Newport Corporation[a]	562,340
85,700	Progress Software Corporation[a]	2,071,369
169,700	ShoreTel, Inc.[a]	1,306,690
256,700	Sonus Networks, Inc.[a]	770,100
52,000	Synnex Corporation[a]	2,919,800
61,000	Teradyne, Inc.[a]	1,147,410
19,700	Xyratex, Ltd.	260,237
63,700	Zygo Corporation[a]	893,711

	Total	28,915,525

Materials (9.2%)
41,400	AMCOL International Corporation	1,410,498
23,200	American Vanguard Corporation	539,168
55,500	AptarGroup, Inc.	3,540,900
14,100	Carpenter Technology Corporation	819,351
62,500	Clearwater Paper Corporation[a]	3,559,375
45,000	Franco-Nevada Corporation	2,183,838
19,200	Haynes International, Inc.	981,888
83,700	Innospec, Inc.	3,585,708
38,800	Minerals Technologies, Inc.	2,005,184
96,800	Myers Industries, Inc.	1,853,720
30,200	Schnitzer Steel Industries, Inc.	797,884
57,100	Stillwater Mining Company[a]	716,034
13,100	Texas Industries, Inc.[a,b]	985,382
167,400	Wausau Paper Corporation	2,286,684

	Total	25,265,614

Shares	Common Stock (98.2%)	Value

Telecommunications Services (0.3%)
81,000	Premiere Global Services, Inc.[a]	$882,900

	Total	882,900

Utilities (4.8%)
24,800	Black Hills Corporation	1,359,784
79,800	Cleco Corporation	3,899,028
53,900	El Paso Electric Company	1,963,577
43,700	NorthWestern Corporation	1,975,677
48,600	PNM Resources, Inc.	1,197,990
52,500	Southwest Gas Corporation	2,820,825
1,750	UNS Energy Corporation	104,790

	Total	13,321,671

	Total Common Stock (cost $157,782,548)	270,265,768

Shares	Preferred Stock (0.2%)	Value

Health Care (0.2%)
34,446	National Healthcare Corporation, Convertible[c]	500,501

	Total	500,501

	Total Preferred Stock (cost $464,753)	500,501

Shares	Collateral Held for Securities Loaned (1.5%)	Value

4,055,025	Thrivent Cash Management Trust	4,055,025

	Total Collateral Held for Securities Loaned (cost $4,055,025)	4,055,025

Shares or Principal Amount	Short-Term Investments (1.4%)[d]	Value

3,911,791	Thrivent Cash Management Trust 0.060%	3,911,791

	Total Short-Term Investments (at amortized cost)	3,911,791

	Total Investments (cost $166,214,117) 101.3%	$278,733,085

	Other Assets and Liabilities, Net (1.3%)	(3,594,483)

	Total Net Assets 100.0%	$275,138,602

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$116,131,286
Gross unrealized depreciation	(3,612,318)

Net unrealized appreciation (depreciation)	$112,518,968

Cost for federal income tax purposes	$166,214,117

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,548,888	40,548,888	–	–
Consumer Staples	2,009,417	2,009,417	–	–
Energy	9,913,267	9,913,267	–	–
Financials	68,385,044	68,385,044	–	–
Health Care	10,122,373	10,122,373	–	–
Industrials	70,901,069	70,901,069	–	–
Information Technology	28,915,525	28,915,525	–	–
Materials	25,265,614	23,081,776	2,183,838	–
Telecommunications Services	882,900	882,900	–	–
Utilities	13,321,671	13,321,671	–	–
Preferred Stock
Health Care	500,501	500,501	–	–
Collateral Held for Securities Loaned	4,055,025	4,055,025	–	–
Short-Term Investments	3,911,791	3,911,791	–	–

Total	$278,733,085	$276,549,247	$2,183,838	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$4,609,450	$7,359,800	$7,914,225	4,055,025	$4,055,025	$10,288
Cash Management Trust- Short Term Investment	7,881,847	6,457,704	10,427,760	3,911,791	3,911,791	848
Total Value and Income Earned	12,491,297				7,966,816	11,136

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Small Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value

Consumer Discretionary (14.7%)
97,900	Cheesecake Factory, Inc.	$4,360,466
70,580	GNC Holdings, Inc.	3,607,344
198,718	Houghton Mifflin Harcourt Company[a,b]	3,823,334
251,158	Ignite Restaurant Group, Inc.[b]	3,054,081
324,037	MDC Partners, Inc.	7,786,609
98,000	Meredith Corporation[a]	4,486,440
163,340	Nexstar Broadcasting Group, Inc.	7,848,487
188,300	Papa John’s International, Inc.	9,062,879
83,579	Pier 1 Imports, Inc.	1,597,195
379,500	Tuesday Morning Corporation[b]	4,986,630

	Total	50,613,465

Consumer Staples (4.4%)
110,092	Annie’s, Inc.[a,b]	4,416,891
44,092	Ingredion, Inc.	2,746,932
328,490	WhiteWave Foods Company[b]	7,952,743

	Total	15,116,566

Energy (4.0%)
125,450	Oasis Petroleum, Inc.[b]	5,245,064
183,350	Rex Energy Corporation[b]	3,454,314
122,900	Rosetta Resources, Inc.[b]	5,236,769

	Total	13,936,147

Financials (18.5%)
43,332	Affiliated Managers Group, Inc.[b]	8,633,468
17,630	Allied World Assurance Company Holdings AG	1,814,480
74,800	American Assets Trust, Inc.	2,503,556
186,200	BBCN Bancorp, Inc.	2,802,310
254,707	CNO Financial Group, Inc.	4,314,736
89,300	Columbia Banking System, Inc.	2,331,623
219,155	DCT Industrial Trust, Inc.	1,577,916
132,000	Education Realty Trust, Inc.	1,191,960
36,560	Extra Space Storage, Inc.	1,669,330
208,780	Hanmi Financial Corporation	4,503,385
97,600	HCC Insurance Holdings, Inc.	4,188,016
91,150	PacWest Bancorp[a]	3,656,026
103,400	Parkway Properties, Inc.	1,834,316
116,565	Pebblebrook Hotel Trust	3,512,103
14,080	SPDR S&P Biotech ETF	2,114,957
75,400	SVB Financial Group[b]	8,462,142
150,490	Terreno Realty Corporation	2,598,962
101,970	Texas Capital Bancshares, Inc.[b]	6,064,156

	Total	63,773,442

Health Care (9.0%)
70,100	Acorda Therapeutics, Inc.[b]	2,057,435
245,700	Akorn, Inc.[a,b]	5,577,390
55,330	Align Technology, Inc.[b]	3,287,709
401,000	BioScrip, Inc.[b]	3,412,510
231,672	ExamWorks Group, Inc.[a,b]	7,133,181
130,900	Neurocrine Biosciences, Inc.[a,b]	2,237,081
190,723	NuVasive, Inc.[b]	7,140,669

	Total	30,845,975

Industrials (19.2%)
70,640	Actuant Corporation	2,417,301
27,000	Acuity Brands, Inc.	3,430,080
86,570	Apogee Enterprises, Inc.	2,926,066
75,900	CLARCOR, Inc.	4,206,378
195,000	DigitalGlobe, Inc.[b]	7,445,100
241,711	EMCOR Group, Inc.	10,275,134

Shares	Common Stock (93.8%)	Value

Industrials (19.2%) - continued
60,030	GATX Corporation	$3,475,737
143,800	HNI Corporation	4,933,778
211,400	Korn/Ferry International[b]	4,959,444
115,800	Landstar System, Inc.	6,651,552
95,900	Manpower, Inc.	7,470,610
161,000	Ritchie Brothers Auctioneers, Inc.[a]	3,696,560
67,352	Tennant Company	4,319,284

	Total	66,207,024

Information Technology (13.6%)
405,100	Atmel Corporation[b]	3,386,636
164,771	Broadridge Financial Solutions, Inc.	5,979,540
157,068	E2open, Inc.[a,b]	3,761,779
115,500	Guidewire Software, Inc.[b]	5,452,755
163,620	Informatica Corporation[b]	6,603,703
104,736	Plantronics, Inc.	4,496,316
198,519	Teradyne, Inc.[b]	3,734,142
90,900	Ubiquiti Networks, Inc.[a,b]	3,745,080
147,007	Virtusa Corporation[b]	5,039,400
335,600	Vishay Intertechnology, Inc.[b]	4,557,448

	Total	46,756,799

Materials (5.6%)
44,400	Eagle Materials, Inc.	3,496,500
162,580	H.B. Fuller Company	7,572,976
155,770	Materials Select Sector SPDR Fund	6,860,111
31,000	Schweitzer-Mauduit International, Inc.	1,430,030

	Total	19,359,617

Telecommunications Services (0.9%)
75,916	Cogent Communications Group, Inc.	3,140,645

	Total	3,140,645

Utilities (3.9%)
128,741	NorthWestern Corporation	5,820,381
92,828	PNM Resources, Inc.	2,288,210
101,621	Southwest Gas Corporation	5,460,096

	Total	13,568,687

	Total Common Stock (cost $260,384,129)	323,318,367

	Collateral Held for Securities
Shares	Loaned (9.1%)	Value

31,262,295	Thrivent Cash Management Trust	31,262,295

	Total Collateral Held for Securities Loaned (cost $31,262,295)	31,262,295

Shares or Principal Amount	Short-Term Investments (6.4%)[c]	Value

	Federal Home Loan Bank Discount Notes
800,000	0.120%, 5/28/2014[d]	799,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Small Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.4%)[c]	Value

21,381,968	Thrivent Cash Management Trust 0.060%	$21,381,968

	Total Short-Term Investments (at amortized cost)	22,181,659

	Total Investments (cost $313,828,083) 109.3%	$376,762,321

	Other Assets and Liabilities, Net (9.3%)	(32,019,397)

	Total Net Assets 100.0%	$344,742,924

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At January 31, 2014, $799,691 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$67,852,639
Gross unrealized depreciation	(4,918,401)

Net unrealized appreciation (depreciation)	$62,934,238

Cost for federal income tax purposes	$313,828,083

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	50,613,465	50,613,465	–	–
Consumer Staples	15,116,566	15,116,566	–	–
Energy	13,936,147	13,936,147	–	–
Financials	63,773,442	63,773,442	–	–
Health Care	30,845,975	30,845,975	–	–
Industrials	66,207,024	66,207,024	–	–
Information Technology	46,756,799	46,756,799	–	–
Materials	19,359,617	19,359,617	–	–
Telecommunications Services	3,140,645	3,140,645	–	–
Utilities	13,568,687	13,568,687	–	–
Collateral Held for Securities Loaned	31,262,295	31,262,295	–	–
Short-Term Investments	22,181,659	21,381,968	799,691	–
Total	$376,762,321	$375,962,630	$799,691	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	509,146	509,146	–	–
Total Asset Derivatives	$509,146	$509,146	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Small Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	169	March 2014	$18,559,124	$19,068,270	$509,146
Total Futures Contracts					$509,146

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$26,183,357	$29,427,124	$24,348,186	31,262,295	$31,262,295	$20,783
Cash Management Trust- Short Term Investment	24,933,198	15,009,489	18,560,719	21,381,968	21,381,968	3,488
Total Value and Income Earned	51,116,555				52,644,263	24,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (95.6%)	Value

Consumer Discretionary (16.8%)
38,900	BorgWarner, Inc.	$2,088,930
87,850	Discovery Communications, Inc.[a]	7,008,673
138,700	Dollar Tree, Inc.[a]	7,007,124
44,600	Dunkin’ Brands Group, Inc.	2,075,238
58,885	GNC Holdings, Inc.	3,009,612
82,000	HomeAway, Inc.[a,b]	3,350,520
54,100	Limited Brands, Inc.	2,832,676
114,500	Marriott International, Inc.	5,644,850
32,800	Michael Kors Holdings, Ltd.[a]	2,621,704
31,300	O’Reilly Automotive, Inc.[a]	4,099,674
34,000	PetSmart, Inc.	2,142,000
61,000	Ross Stores, Inc.	4,142,510
55,000	Starwood Hotels & Resorts Worldwide, Inc.	4,109,050
59,800	Toll Brothers, Inc.[a]	2,197,650
95,300	Tractor Supply Company	6,338,403
39,900	Under Armour, Inc.[a,b]	4,313,589
68,600	VF Corporation	4,009,670
17,400	Wynn Resorts, Ltd.	3,783,108

	Total	70,774,981

Consumer Staples (5.1%)
55,700	Beam, Inc.	4,639,810
65,100	Hain Celestial Group, Inc.[a]	5,982,039
79,400	Monster Beverage Corporation[a]	5,391,260
33,100	United Natural Foods, Inc.[a]	2,236,567
59,198	Whole Foods Market, Inc.	3,093,687

	Total	21,343,363

Energy (6.5%)
522,600	Alpha Natural Resources, Inc.[a,b]	2,968,368
63,700	Cameron International Corporation[a]	3,820,089
44,000	Concho Resources, Inc.[a]	4,302,760
67,200	HollyFrontier Corporation	3,111,360
126,800	Peabody Energy Corporation	2,161,940
10,200	Pioneer Natural Resources Company	1,727,064
52,200	SM Energy Company	4,320,072
120,100	Southwestern Energy Company[a]	4,886,869

	Total	27,298,522

Financials (9.9%)
63,320	Affiliated Managers Group, Inc.[a]	12,615,877
54,300	Ameriprise Financial, Inc.	5,736,252
132,000	Discover Financial Services	7,081,800
151,400	First Republic Bank	7,347,442
16,700	SVB Financial Group[a]	1,874,241
55,500	T. Rowe Price Group, Inc.	4,353,420
90,000	Zions Bancorporation	2,587,500

	Total	41,596,532

Health Care (11.3%)
27,900	Actavis, Inc.[a]	5,272,542
63,927	AmerisourceBergen Corporation	4,297,173
84,800	BioMarin Pharmaceutical, Inc.[a]	5,841,024
35,152	Catamaran Corporation[a]	1,709,090
72,300	Cerner Corporation[a]	4,113,147
45,100	CIGNA Corporation	3,892,581
74,400	Envision Healthcare Holdings, Inc.[a]	2,459,664
23,200	Mettler-Toledo International, Inc.[a]	5,714,160
54,700	Perrigo Company plc	8,514,602

Shares	Common Stock (95.6%)	Value

Health Care (11.3%) - continued
46,300	Team Health Holdings, Inc.[a]	$1,998,308
111,400	Thoratec Corporation[a]	3,892,316

	Total	47,704,607

Industrials (20.6%)
175,177	AMETEK, Inc.	8,657,247
73,400	B/E Aerospace, Inc.[a]	5,833,098
110,900	Delta Air Lines, Inc.	3,394,649
27,900	Expeditors International of Washington, Inc.	1,139,994
57,600	Fastenal Company[b]	2,530,368
52,165	Flowserve Corporation	3,773,095
107,500	Fortune Brands Home and Security, Inc.	4,843,950
46,200	GATX Corporation	2,674,980
58,800	Graco, Inc.	4,086,012
69,500	JB Hunt Transport Services, Inc.	5,215,975
15,000	Kansas City Southern	1,583,850
90,900	Nielsen Holdings NV	3,844,161
69,200	Pentair, Ltd.	5,143,636
132,200	Quanta Services, Inc.[a]	4,120,674
149,200	Robert Half International, Inc.	6,233,576
53,500	Roper Industries, Inc.	7,342,340
72,700	Stericycle, Inc.[a]	8,510,262
93,700	United Rentals, Inc.[a,b]	7,584,078

	Total	86,511,945

Information Technology (20.3%)
140,779	Agilent Technologies, Inc.	8,186,299
70,300	Amphenol Corporation	6,107,664
76,000	ANSYS, Inc.[a]	5,968,280
136,986	Autodesk, Inc.[a]	7,020,533
123,433	Ciena Corporation[a,b]	2,879,692
21,700	Citrix Systems, Inc.[a]	1,173,319
81,974	Euronet Worldwide, Inc.[a]	3,513,406
49,400	F5 Networks, Inc.[a]	5,285,800
55,100	Gartner, Inc.[a]	3,875,183
22,800	Imperva, Inc.[a]	1,254,000
59,000	Lam Research Corporation[a]	2,985,990
11,300	LinkedIn Corporation[a]	2,431,873
124,419	Microchip Technology, Inc.[b]	5,581,436
43,400	Nice Systems, Ltd. ADR	1,712,130
83,919	Nuance Communications, Inc.[a,b]	1,286,478
238,300	NVIDIA Corporation	3,741,310
141,600	NXP Semiconductors NVa	6,846,360
47,700	QLIK Technologies, Inc.[a]	1,288,854
80,500	ServiceNow, Inc.[a,b]	5,106,115
103,700	Synopsys, Inc.[a]	4,133,482
104,629	VeriFone Systems, Inc.[a]	3,035,287
43,600	Xilinx, Inc.	2,023,912

	Total	85,437,403

Materials (3.2%)
41,900	Airgas, Inc.	4,325,756
36,300	Albemarle Corporation	2,329,734
29,100	Celanese Corporation	1,473,624
54,000	FMC Corporation	3,814,020
67,800	Silver Wheaton Corporation	1,471,938

	Total	13,415,072

Telecommunications Services (1.9%)
74,500	Cogent Communications Group, Inc.	3,082,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (95.6%)	Value

Telecommunications Services (1.9%) - continued
24,600	SBA Communications Corporation[a,b]	$2,281,650
91,300	TW Telecom, Inc.[a]	2,689,698

	Total	8,053,413

	Total Common Stock (cost $286,770,753)	402,135,838

Shares	Collateral Held for Securities Loaned (4.3%)	Value

18,201,356	Thrivent Cash Management Trust	18,201,356

	Total Collateral Held for Securities Loaned (cost $18,201,356)	18,201,356

Shares or Principal Amount	Short-Term Investments (4.2%)[c]	Value

17,859,818	Thrivent Cash Management Trust 0.060%	17,859,818

	Total Short-Term Investments (at amortized cost)	17,859,818

	Total Investments (cost $322,831,927) 104.1%	$438,197,012

	Other Assets and Liabilities, Net (4.1%)	(17,429,417)

	Total Net Assets 100.0%	$420,767,595

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$122,921,026
Gross unrealized depreciation	(7,555,941)

Net unrealized appreciation (depreciation)	$115,365,085

Cost for federal income tax purposes	$322,831,927

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	70,774,981	70,774,981	–	–
Consumer Staples	21,343,363	21,343,363	–	–
Energy	27,298,522	27,298,522	–	–
Financials	41,596,532	41,596,532	–	–
Health Care	47,704,607	47,704,607	–	–
Industrials	86,511,945	86,511,945	–	–
Information Technology	85,437,403	85,437,403	–	–
Materials	13,415,072	13,415,072	–	–
Telecommunications Services	8,053,413	8,053,413	–	–
Collateral Held for Securities Loaned	18,201,356	18,201,356	–	–
Short-Term Investments	17,859,818	17,859,818	–	–

Total	$438,197,012	$438,197,012	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$19,138,554	$32,876,058	$33,813,256	18,201,356	$18,201,356	$5,082
Cash Management Trust- Short Term Investment	18,686,520	25,315,508	26,142,210	17,859,818	17,859,818	2,432
Total Value and Income Earned	37,825,074				36,061,174	7,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (98.5%)	Value

Consumer Discretionary (11.5%)
11,571	AMC Networks, Inc.[a]	$745,635
31,957	Delphi Automotive plc	1,945,862
17,892	Expedia, Inc.	1,162,622
77,623	Liberty Interactive Corporation[a]	2,073,310
13,959	Liberty Media Corporation[a]	1,836,865
25,480	Macy’s, Inc.	1,355,536
62,350	MGM Resorts International[a]	1,518,846
7,249	Mohawk Industries, Inc.[a]	1,030,663
12,427	PVH Corporation	1,502,052
14,570	Scripps Networks Interactive, Inc.	1,056,616
27,061	Starwood Hotels & Resorts Worldwide, Inc.	2,021,727
49,219	Toll Brothers, Inc.[a]	1,808,798

	Total	18,058,532

Consumer Staples (3.4%)
14,534	Constellation Brands, Inc.[a]	1,114,322
21,949	Green Mountain Coffee Roasters, Inc.	1,777,869
19,571	Ingredion, Inc.	1,219,273
32,995	Tyson Foods, Inc.	1,234,013

	Total	5,345,477

Energy (7.9%)
32,254	Cameron International Corporation[a]	1,934,272
89,827	Chesapeake Energy Corporation	2,417,245
16,449	Cimarex Energy Company	1,611,673
17,446	EQT Corporation	1,619,163
10,898	Oil States International, Inc.[a]	1,023,867
2,270	Pioneer Natural Resources Company	384,357
18,657	Range Resources Corporation	1,608,047
33,900	Tesoro Corporation	1,746,528

	Total	12,345,152

Financials (27.8%)
33,152	Arthur J. Gallagher & Company	1,532,617
20,173	AvalonBay Communities, Inc.	2,491,366
30,485	Camden Property Trust	1,884,583
29,999	CIT Group, Inc.	1,396,454
84,994	DDR Corporation	1,331,856
12,340	Everest Re Group, Ltd.	1,786,338
25,863	First Republic Bank	1,255,131
86,149	Genworth Financial, Inc.[a]	1,270,698
182,900	Huntington Bancshares, Inc.	1,658,903
41,617	ING U.S., Inc.	1,405,406
78,433	Invesco, Ltd.	2,607,897
12,049	iShares Russell Midcap Value Index Fund	777,281
56,960	Lincoln National Corporation	2,735,789
24,447	M&T Bank Corporation	2,726,085
47,497	NASDAQ OMX Group, Inc.	1,812,011
54,821	Principal Financial Group, Inc.	2,388,551
35,527	Raymond James Financial, Inc.	1,808,680
9,024	Signature Bank[a]	1,101,469
89,853	SLM Corporation	2,045,054
59,975	Starwood Property Trust, Inc.	1,811,245
30,405	Tanger Factory Outlet Centers, Inc.	1,014,919
22,661	Taubman Centers, Inc.	1,473,418
95,769	Two Harbors Investment Corporation	941,409
33,689	Validus Holdings, Ltd.	1,210,109

Shares	Common Stock (98.5%)	Value

Financials (27.8%) - continued
67,865	XL Group plc	$1,950,440
36,023	Zions Bancorporation	1,035,661

	Total	43,453,370

Health Care (9.0%)
30,231	Aetna, Inc.	2,065,684
15,429	C.R. Bard, Inc.	1,999,444
41,108	Cardinal Health, Inc.	2,796,166
44,129	CareFusion Corporation[a]	1,799,140
22,661	Humana, Inc.	2,204,915
11,879	Laboratory Corporation of America Holdings[a]	1,067,091
45,731	Tenet Healthcare Corporation[a]	2,104,083

	Total	14,036,523

Industrials (12.7%)
21,329	Armstrong World Industries, Inc.[a]	1,187,599
22,514	Carlisle Companies, Inc.	1,677,968
23,598	Crane Company	1,490,450
42,276	KBR, Inc.	1,323,239
25,548	Stanley Black & Decker, Inc.	1,977,415
41,607	Terex Corporation	1,705,887
73,125	Textron, Inc.	2,595,937
33,955	Timken Company	1,912,685
36,411	Triumph Group, Inc.	2,491,241
51,846	Tyco International, Ltd.	2,099,245
29,842	United Continental Holdings, Inc.[a]	1,367,957

	Total	19,829,623

Information Technology (14.8%)
59,206	Agilent Technologies, Inc.	3,442,829
86,748	Altera Corporation	2,899,986
98,637	Applied Materials, Inc.	1,659,074
100,492	Atmel Corporation[a]	840,113
37,911	Citrix Systems, Inc.[a]	2,049,848
9,208	F5 Networks, Inc.[a]	985,256
21,699	Genpact, Ltd.[a]	368,232
12,802	Global Payments, Inc.	846,084
50,516	Juniper Networks, Inc.[a]	1,344,231
11,865	Lam Research Corporation[a]	600,488
73,607	Maxim Integrated Products, Inc.	2,227,348
27,915	NetApp, Inc.	1,181,921
77,455	NVIDIA Corporation	1,216,043
27,594	PTC, Inc.[a]	984,554
34,764	TIBCO Software, Inc.[a]	740,126
160,250	Xerox Corporation	1,738,712

	Total	23,124,845

Materials (5.0%)
10,006	Ashland, Inc.	928,657
29,758	Celanese Corporation	1,506,945
74,096	Louisiana-Pacific Corporation[a]	1,298,903
20,618	Packaging Corporation of America	1,331,923
17,451	Reliance Steel & Aluminum Company	1,220,697
21,707	Valspar Corporation	1,525,568

	Total	7,812,693

Utilities (6.4%)
64,753	Calpine Corporation[a]	1,229,012
42,102	Edison International, Inc.	2,027,632
59,141	FirstEnergy Corporation	1,862,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (98.5%)	Value

Utilities (6.4%) - continued
23,083	SCANA Corporation	$1,091,133
23,162	Sempra Energy	2,147,349
59,992	Xcel Energy, Inc.	1,734,369

	Total	10,091,845

	Total Common Stock (cost $134,201,723)	154,098,060

Shares or Principal Amount	Short-Term Investments (1.7%)[b]	Value

2,588,210	Thrivent Cash Management Trust 0.060%	2,588,210

	Total Short-Term Investments (at amortized cost)	2,588,210

	Total Investments (cost $136,789,933) 100.2%	$156,686,270

	Other Assets and Liabilities, Net (0.2%)	(243,762)

	Total Net Assets 100.0%	$156,442,508

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,304,993
Gross unrealized depreciation	(2,408,656)

Net unrealized appreciation (depreciation)	$19,896,337

Cost for federal income tax purposes	$136,789,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,058,532	18,058,532	–	–
Consumer Staples	5,345,477	5,345,477	–	–
Energy	12,345,152	12,345,152	–	–
Financials	43,453,370	43,453,370	–	–
Health Care	14,036,523	14,036,523	–	–
Industrials	19,829,623	19,829,623	–	–
Information Technology	23,124,845	23,124,845	–	–
Materials	7,812,693	7,812,693	–	–
Utilities	10,091,845	10,091,845	–	–
Short-Term Investments	2,588,210	2,588,210	–	–

Total	$156,686,270	$156,686,270	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Short Term Investment	$2,568,093	$9,931,676	$9,911,559	2,588,210	$2,588,210	$252
Total Value and Income Earned	2,568,093				2,588,210	252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (96.2%)	Value

Consumer Discretionary (11.0%)
70,000	Charter Communications, Inc.[a]	$9,590,000
240,200	Cheesecake Factory, Inc.	10,698,508
314,000	DISH Network Corporation[a]	17,703,320
151,700	Michael Kors Holdings, Ltd.[a]	12,125,381
212,400	Omnicom Group, Inc.	15,415,992
175,300	Scripps Networks Interactive, Inc.	12,712,756
238,100	Tempur-Pedic International, Inc.[a,b]	11,735,949
371,100	Toll Brothers, Inc.[a]	13,637,925

	Total	103,619,831

Consumer Staples (3.0%)
95,600	Green Mountain Coffee Roasters, Inc.[b]	7,743,600
140,700	Ingredion, Inc.	8,765,610
485,800	WhiteWave Foods Company[a]	11,761,218

	Total	28,270,428

Energy (5.8%)
55,000	Atwood Oceanics, Inc.[a]	2,607,000
59,191	Cabot Oil & Gas Corporation	2,366,456
37,300	Cameron International Corporation[a]	2,236,881
4,700	CARBO Ceramics, Inc.[b]	541,064
26,600	Cimarex Energy Company	2,606,268
25,250	Concho Resources, Inc.[a]	2,469,198
155,600	Denbury Resources, Inc.[a]	2,500,492
51,950	Energy XXI, Ltd.	1,192,253
37,100	Ensco plc	1,868,727
22,350	EQT Corporation	2,074,303
38,050	Helmerich & Payne, Inc.[b]	3,349,922
60,350	HollyFrontier Corporation	2,794,205
32,700	National Oilwell Varco, Inc.	2,452,827
44,800	Newfield Exploration Company[a]	1,109,696
62,300	Noble Corporation	1,933,169
42,600	Noble Energy, Inc.	2,655,258
40,400	Oceaneering International, Inc.	2,753,260
31,250	Oil States International, Inc.[a]	2,935,938
14,700	Pioneer Natural Resources Company	2,489,004
27,350	Range Resources Corporation	2,357,296
58,500	Rowan Companies plc[a]	1,835,145
28,500	SM Energy Company	2,358,660
135,100	Superior Energy Services, Inc.	3,193,764
36,200	Whiting Petroleum Corporation[a]	2,113,356

	Total	54,794,142

Financials (22.1%)
252,400	Axis Capital Holdings, Ltd.	11,363,048
154,000	Camden Property Trust	9,520,280
292,600	First Republic Bank	14,199,878
196,700	Gaming and Leisure Properties, Inc.	6,825,490
311,826	HCC Insurance Holdings, Inc.	13,380,454
700,109	Host Hotels & Resorts, Inc.	12,875,005
2,053,900	Huntington Bancshares, Inc.	18,628,873
918,000	KeyCorp	11,713,680
349,682	Lazard, Ltd.	14,952,402
114,900	M&T Bank Corporation[b]	12,812,499
157,500	Macerich Company	8,914,500
463,600	NASDAQ OMX Group, Inc.	17,686,340
253,990	Northern Trust Corporation	15,295,278
540,400	Piedmont Office Realty Trust, Inc.	9,008,468
275,500	Protective Life Corporation	13,502,255

Shares	Common Stock (96.2%)	Value

Financials (22.1%) - continued
595,702	Zions Bancorporation	$17,126,432

	Total	207,804,882

Health Care (12.8%)
299,700	Acorda Therapeutics, Inc.[a]	8,796,195
962,600	Allscripts Healthcare Solutions, Inc.[a]	15,940,656
105,114	C.R. Bard, Inc.	13,621,723
109,850	Centene Corporation[a]	6,656,910
202,400	Illumina, Inc.[a,b]	30,764,800
397,800	Thoratec Corporation[a]	13,899,132
10,750	Veeva Systems, Inc.[a,b]	341,743
113,600	Waters Corporation[a]	12,299,472
194,563	Zimmer Holdings, Inc.	18,283,085

	Total	120,603,716

Industrials (14.4%)
233,741	ADT Corporation[b]	7,021,580
178,600	AGCO Corporation	9,524,738
373,617	CSX Corporation	10,054,033
207,400	Flowserve Corporation	15,001,242
189,700	Foster Wheeler AGa	5,687,206
515,330	Manitowoc Company, Inc.	14,661,138
171,398	Manpower, Inc.	13,351,904
458,944	Oshkosh Corporation	24,847,228
137,918	Parker Hannifin Corporation	15,635,764
938,700	Southwest Airlines Company	19,665,765

	Total	135,450,598

Information Technology (20.8%)
149,400	Alliance Data Systems Corporation[a,b]	35,805,204
1,181,090	Applied Materials, Inc.	19,865,934
313,200	Autodesk, Inc.[a]	16,051,500
488,288	CoreLogic, Inc.[a]	15,551,973
215,853	eBay, Inc.[a]	11,483,380
503,050	Juniper Networks, Inc.[a]	13,386,160
259,700	NetApp, Inc.	10,995,698
1,483,362	NVIDIA Corporation	23,288,783
359,700	SunPower Corporation[a,b]	11,639,892
979,251	Teradyne, Inc.[a]	18,419,711
1,228,992	TriQuint Semiconductor, Inc.[a]	10,200,634
220,800	Ubiquiti Networks, Inc.[a,b]	9,096,960

	Total	195,785,829

Materials (3.8%)
365,500	Owens-Illinois, Inc.[a]	11,710,620
208,064	Silgan Holdings, Inc.	9,535,573
849,094	Steel Dynamics, Inc.	14,010,051

	Total	35,256,244

Utilities (2.5%)
433,000	CMS Energy Corporation	12,033,070
329,200	Public Service Enterprise Group, Inc.	10,975,528

	Total	23,008,598

	Total Common Stock (cost $645,835,330)	904,594,268

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

	Collateral Held for Securities
Shares	Loaned (6.5%)	Value

60,380,985	Thrivent Cash Management Trust	$60,380,985

	Total Collateral Held for Securities Loaned (cost $60,380,985)	60,380,985

Shares or Principal Amount	Short-Term Investments (3.8%)[c]	Value

35,884,657	Thrivent Cash Management Trust 0.060%	35,884,657

	Total Short-Term Investments (at amortized cost)	35,884,657

	Total Investments (cost $742,100,972) 106.5%	$1,000,859,910

	Other Assets and Liabilities, Net (6.5%)	(60,735,802)

	Total Net Assets 100.0%	$940,124,108

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$265,888,758
Gross unrealized depreciation	(7,129,820)

Net unrealized appreciation (depreciation)	$258,758,938

Cost for federal income tax purposes	$742,100,972

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	103,619,831	103,619,831	–	–
Consumer Staples	28,270,428	28,270,428	–	–
Energy	54,794,142	54,794,142	–	–
Financials	207,804,882	207,804,882	–	–
Health Care	120,603,716	120,603,716	–	–
Industrials	135,450,598	135,450,598	–	–
Information Technology	195,785,829	195,785,829	–	–
Materials	35,256,244	35,256,244	–	–
Utilities	23,008,598	23,008,598	–	–
Collateral Held for Securities Loaned	60,380,985	60,380,985	–	–
Short-Term Investments	35,884,657	35,884,657	–	–

Total	$1,000,859,910	$1,000,859,910	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$96,425,470	$65,825,201	$101,869,686	60,380,985	$60,380,985	$154,526
Cash Management Trust- Short Term Investment	37,146,950	16,174,310	17,436,603	35,884,657	35,884,657	5,620
Total Value and Income Earned	133,572,420				96,265,642	160,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

Australia (3.8%)
97,202	Abacus Property Group	$190,082
234,388	Amcor, Ltd.	2,198,635
795,662	Arrium, Ltd.	1,081,725
245,123	Australand Holdings, Ltd.	833,098
105,470	BC Iron, Ltd.	475,325
556,110	Beach Energy, Ltd.	692,847
134,333	BHP Billiton, Ltd.	4,289,967
63,208	BlueScope Steel, Ltd.[a]	298,597
13,729	BT Investment Management, Ltd.	73,239
53,274	BWP Trust	103,369
25,715	Challenger Diversified Property Group	56,261
195,921	Challenger, Ltd.	1,027,240
250,589	Cromwell Property Group	209,454
210,877	DuluxGroup, Ltd.	987,811
191,283	Envestra, Ltd.	190,938
42,246	Flight Centre Travel Group, Ltd.	1,750,747
495,334	Fortescue Metals Group, Ltd.	2,297,586
32,197	G8 Education, Ltd.	91,534
199,073	Goodman Fielder, Ltd.	118,589
20,092	GWA Group, Ltd.	52,660
146,925	iiNet, Ltd.	865,228
110,364	Investa Office Fund	299,464
52,642	JB Hi-Fi, Ltd.	828,661
55,702	M2 Telecommunications Group, Ltd.	301,527
30,238	Magellan Financial Group, Ltd.	298,118
956,152	Mount Gibson Iron, Ltd.	875,711
48,785	Navitas, Ltd.	288,706
80,648	Orica, Ltd.	1,660,081
50,308	Ramsay Health Care, Ltd.	1,931,682
120,031	Santos, Ltd.	1,402,419
372,793	Seven West Media, Ltd.	713,893
9,182	Sims Metal Management, Ltd.[a]	83,361
148,945	Slater & Gordon, Ltd.	573,537
32,842	Southern Cross Media Group, Ltd.	45,086
251,572	STW Communications Group, Ltd.	319,091
78,802	Super Retial Group, Ltd.	738,474
102,086	TPG Telecom, Ltd.	482,194
109,858	Woolworths, Ltd.	3,275,198

	Total	32,002,135

Austria (0.3%)
1,255	Flughafen Wien Aktiengesellschaft	100,925
25,073	OMV AG	1,085,499
1,018	Osterreichische Post Aktiengesellschaft	46,916
29,619	Voestalpine AG	1,325,691
19,461	Wienerberger AG	307,947

	Total	2,866,978

Belgium (0.5%)
18,662	Anheuser-Busch InBev NV	1,788,630
15,685	Arseus NV	560,204
1,546	Compagnie Maritime Belge	44,128
3,977	Exmar NV	62,328
1,155	Gimv NV	57,419
1,514	KBC Ancora[a]	57,412
13,075	Mobistar SA	246,946
25,751	NV Bekaert SA	886,461

Shares	Common Stock (88.6%)	Value

Belgium (0.5%) - continued
2,620	ThromboGenics NVa	$66,086

	Total	3,769,614

Bermuda (0.1%)
16,873	Catlin Group, Ltd.	146,136
169,656	Golden Ocean Group, Ltd.	353,341
19,105	Hiscox, Ltd.	200,374
177,000	Pacific Basin Shipping, Ltd.	109,091

	Total	808,942

Brazil (1.4%)
233,399	Banco Bradesco SA ADR	2,457,692
18,200	BR Properties SA	128,297
10,700	Companhia Paranaense de Energia	123,394
35,800	Embraer SA	272,811
18,100	Even Construtora e Incorporadora SA	53,615
37,000	Lojas Renner SA	846,901
42,707	Multiplan Empreendimentos Imobiliarios SA	769,933
165,050	Petroleo Brasileiro SA ADR	1,850,211
96,500	Souza Cruz SA	844,937
106,412	Ultrapar Participacoes SA	2,350,257
153,032	Vale SA ADR[b]	2,081,235

	Total	11,779,283

Canada (3.3%)
24,917	Alimentation Couche-Tard, Inc.	1,838,321
146,201	Bellatrix Exploration, Ltd.[a]	1,047,528
68,194	Brookfield Asset Management, Inc.	2,589,994
58,448	Canadian National Railway Company	3,128,247
86,700	Canadian Natural Resources, Ltd.	2,842,904
90,554	Canadian Oil Sands, Ltd.	1,627,736
17,327	Empire Company, Ltd.	1,105,972
254,250	Encana Corporation	4,568,872
26,249	Magna International, Inc.	2,229,545
88,690	Manulife Financial Corporation	1,636,435
35,130	Pembina Pipeline Corporation	1,205,854
29,596	West Fraser Timber Company, Ltd.	1,519,726
169,833	Whitecap Resources, Inc.	1,800,878

	Total	27,142,012

Cayman Islands (0.2%)
448,000	MGM China Holdings, Ltd.	1,755,904
258,000	NagaCorp, Ltd.	246,858

	Total	2,002,762

Chile (0.1%)
126,119	Aguas Andinas SA	80,612
56,106	Banco Santander Chile SA ADR[b]	1,092,945

	Total	1,173,557

China (0.4%)
14,500	Anhui Conch Cement Company, Ltd.	55,931
91,000	China Construction Bank Corporation	63,040
94,000	China Shenhua Energy Company, Ltd.	241,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

China (0.4%) - continued
262,000	Dongfeng Motor Group Company, Ltd.	$385,774
161,000	FIH Mobile, Ltd.[a]	80,392
2,339,000	PetroChina Company, Ltd.	2,254,812

	Total	3,081,223

Colombia (<0.1%)
4,613	Bancolombia SA ADR	202,695

	Total	202,695

Czech Republic (<0.1%)
1,908	Komercni Banka AS	413,911

	Total	413,911

Denmark (1.7%)
131	A P Moller - Maersk AS	1,463,759
1,888	Aktieselskabet Schouw & Company	82,974
19,971	Coloplast AS	1,500,232
227,925	Danske Bank ASa	5,155,056
1,241	DFDS AS	93,988
5,489	Genmab ASa	218,545
20,174	Jyske Bank ASa	1,034,550
25,040	Matas ASa	676,647
7,426	Royal Unibrew AS	938,250
13,770	SimCorp AS	504,846
35,437	Sydbank ASa	902,978
38,316	Vestas Wind Systems ASa	1,268,130

	Total	13,839,955

Finland (0.4%)
5,140	Cramo Oyj	101,870
87,689	Kemira Oyj	1,220,343
197,941	Nokia Oyj[a]	1,369,924
54,388	Ramirent Oyj	643,868
22,585	Rautaruukki Oyj	267,132
4,528	Uponor Oyj	72,448

	Total	3,675,585

France (6.4%)
589	Alten SA	26,523
336,405	AXA SA	8,824,285
95,450	Cap Gemini SA	6,492,929
51,597	Carrefour SA	1,773,008
28,225	Christian Dior SA	5,159,507
124,523	Compagnie de Saint-Gobain	6,530,347
211,125	GDF Suez	4,660,294
49,496	Havas SA	387,960
3,260	Ipsen SA	136,759
244	LISI Link Solutions for Industry	40,971
5,545	Montupet SA	294,582
326,085	Natixis	1,912,873
6,523	Neopost SA	552,692
23,173	Publicis Groupe SA	2,051,676
44,928	Safran SA	3,192,886
5,539	Saft Groupe SA	193,881
49,623	Societe Television Francaise 1	916,899
794	Sopra Group SA	87,266
136,173	Technicolor SAa	674,458
31,903	Thales SA	2,076,087
85,800	Total SA	4,895,066

Shares	Common Stock (88.6%)	Value

France (6.4%) - continued
40,553	Vinci SA	$2,651,749

	Total	53,532,698

Germany (6.1%)
10,464	Allianz SE	1,739,551
8,429	Aurelius AG	316,773
9,004	Balda AG	45,539
12,340	BASF SE	1,319,302
1,969	Bauer AG	50,349
44,916	Bayer AG	5,911,244
1,250	Biotest AG	139,506
12,521	Borussia Dortmund GmbH & Company KGaA	61,773
1,764	Centrotec Sustainable AG	45,518
1,189	Cewe Stiftung & Company KGaA	69,957
19,558	Comdirect Bank AG	222,457
8,191	Continental AG	1,757,923
111,628	Daimler AG	9,323,889
73,050	Deutsche Boerse AG	5,609,723
77,191	Deutsche Post AG	2,666,026
6,229	Deutz AGa	61,816
13,978	Drillisch AG	428,725
34,005	Duerr AG	2,855,447
7,785	Leoni AG	602,771
6,403	LPKF Laser & Electronics AG	167,798
2,231	MorphoSys AGa	195,060
1,826	Nemetschek AG	129,934
38,325	Nordex SEa	507,934
29,535	Norma Group SE	1,588,835
582	Pfeiffer Vacuum Technology AG	69,059
27,430	ProSiebenSat. 1 Media AG	1,228,781
72,757	QSC AG	394,947
4,829	Rheinmetall AG	309,118
40,612	SAF-Holland SAa	641,645
4,224	SAP AG ADR	323,179
12,783	Siemens AG	1,617,239
1,619	Sixt SE	53,076
2,839	Stroeer Media AGa	49,763
205,875	ThyssenKrupp AGa	5,286,820
968	Tipp24 SEa	65,184
58,175	TUI AGa	990,192
38,646	United Internet AG	1,687,926
22,835	Wincor Nixdorf AG	1,622,162
2,333	XING AG	265,361
420	zooplus AGa	29,405

	Total	50,451,707

Hong Kong (3.5%)
572,400	AIA Group, Ltd.	2,638,505
23,000	China Merchants Holdings International Company, Ltd.	78,267
407,500	China Mobile, Ltd.	3,888,498
91,000	Chow Sang Sang Holdings International, Ltd.	244,378
29,200	Dah Sing Banking Group, Ltd.	42,173
116,000	Dah Sing Financial Holdings, Ltd.	555,393
165,000	Emperor Entertainment Hotel, Ltd.	92,524
2,387,025	Guangzhou Automobile Group Company, Ltd.	2,380,920
393,000	Hang Lung Group, Ltd.	1,797,586
613,050	Hutchison Whampoa, Ltd.	7,591,972
51,500	Johnson Electric Holdings, Ltd.	45,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

Hong Kong (3.5%) - continued
24,000	Luk Fook Holdings International, Ltd.	$77,154
112,000	Man Wah Holdings, Ltd.	203,551
2,180,758	New World Development Company, Ltd.	2,727,200
919,000	Samson Holding, Ltd.	132,690
738,000	Shun Tak Holdings, Ltd.	426,793
148,000	Sinotruk Hong Kong, Ltd.	75,786
150,500	Swire Pacific, Ltd., Class A	1,621,677
270,000	Swire Pacific, Ltd., Class Bb	558,926
166,950	Swire Properties, Ltd.	430,109
68,500	Techtronic Industries Company, Ltd.	175,953
32,000	Texwinca Holdings, Ltd.	30,675
452,000	Truly International Holdings, Ltd.	248,352
160,000	United Laboratories International Holdings[a]	91,777
35,400	VTech Holdings, Ltd.	428,149
47,000	Weichai Power Company, Ltd.	178,598
201,000	Wharf Holdings, Ltd.	1,368,292
217,000	Wheelock and Company, Ltd.	882,899
18,000	Wing Hang Bank, Ltd.	257,506

	Total	29,272,200

Hungary (0.2%)
90,010	Richter Gedeon Nyrt	1,819,415

	Total	1,819,415

India (1.6%)
22,800	GlaxoSmithKline Pharmaceuticals, Ltd.	1,085,907
9,500	Grasim Industries, Ltd.	388,336
40,779	Hero Motocorp, Ltd.	1,282,386
140,000	Hindustan Unilever, Ltd.	1,273,688
193,191	Housing Development Finance Corporation	2,490,847
65,000	ICICI Bank, Ltd.	1,020,531
49,800	Infosys, Ltd.	2,932,121
274,864	ITC, Ltd.	1,427,388
4,008	Reliance Industries, Ltd. GDR[c]	105,220
41,428	Ultra Tech Cement, Ltd.	1,130,502

	Total	13,136,926

Indonesia (0.4%)
240,500	AKR Corporindo Tbk PT	87,012
162,000	Bank Rakyat Indonesia Persero Tbk PT	110,708
76,500	Indo Tambangraya Megah Tbk PT	168,044
4,376,500	PT Astra International Tbk	2,302,655
166,000	United Tractors Tbk PT	261,540
424,000	Vale Indonesia Tbk PT	80,312

	Total	3,010,271

Ireland (0.3%)
149,269	Beazley plc	625,744
5,593	FBD Holdings plc	134,271
11,092	Grafton Group plc	108,402
24,992	Henderson Group plc	90,027
71,675	Smurfit Kappa Group plc	1,678,298

	Total	2,636,742

Shares	Common Stock (88.6%)	Value

Israel (<0.1%)
29,907	Mizrahi Tefahot Bank, Ltd.	$364,233

	Total	364,233

Italy (3.4%)
134,502	A2A SPA	144,712
2,129	Aeroporto di Venezia Marco Polo SPA - SAVE	36,122
230,425	Assicurazioni Generali SPA	4,971,879
54,785	Autogrill SPA[a]	501,605
73,558	Azimut Holding SPA	2,126,141
43,369	Banca Generali SPA	1,325,401
15,066	Banca IFIS SPA	245,046
1,318,868	Banca Popolare di Milano SCRL[a]	795,704
963	Brembo SPA	24,918
226,600	Eni SPA	5,145,814
3,661	Esprinet SPA	30,405
48,439	Gruppo Editoriale L’Espresso SPA[a]	106,318
7,322	I.M.A. Industria Macchine Automatiche SPA	306,133
3,218,675	Intesa Sanpaolo SPA	8,674,907
407,377	Mediaset SPA[a]	2,071,911
53,874	Recordati SPA	841,304
3,387	Reply SPA	258,325
2,964	Societa Cattolica di Assicurazioni SCRL	74,625
17,316	Sogefi SPA	93,322
34,744	Unipol Gruppo Finanziario SPA	198,227
2,663	Vittoria Assicurazioni SPA	33,207

	Total	28,006,026

Japan (15.5%)
9,900	Access Company, Ltd.[a]	65,836
61,300	Aderans Company, Ltd.	655,893
16,000	Adways, Inc.[a]	417,455
11,000	Aichi Steel Corporation	44,225
7,100	Aisan Industry Company, Ltd.	65,739
48,000	Aoyama Trading Company, Ltd.	1,231,518
1,100	Ariake Japan Company, Ltd.	28,078
57,700	Asahi Group Holdings, Ltd.	1,569,102
4,500	Asatsu-DK, Inc.	104,039
144,850	Bridgestone Corporation	5,200,453
47,000	Calsonic Kansei Corporation	233,665
1,900	Chiyoda Integre Co.,Ltd.	36,298
2,100	Chudenko Corporation	37,412
5,900	CKD Corporation	59,768
3,600	COMSYS Holdings Corporation	52,215
14,200	Cookpad, Inc.	463,227
1,400	COSMOS Pharmaceutical Corporation	175,143
3,400	CyberAgent, Inc.	164,756
17,000	Daido Metal Company, Ltd.	181,926
26,000	Daifuku Company, Ltd.	307,772
36,000	Daihen Corporation	159,190
2,200	Daikoku Denki Company, Ltd.	52,294
688,264	Daiwa Securities Group, Inc.	6,383,242
219,125	DMG Mori Seiki Company, Ltd.	3,828,497
16,500	Doutor Nichires Holdings Company, Ltd.	283,167
5,000	Eagle Industry Company, Ltd.	81,414
114,400	EDION Corporation	638,125
56,400	Fancl Corporation	619,457
9,100	Foster Electric Company, Ltd.	146,505
107,000	Fuji Heavy Industries, Ltd.	2,916,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

Japan (15.5%) - continued
10,400	Fuji Machine Manufacturing Company, Ltd.	$91,854
55,000	Fujikura, Ltd.	255,044
16,000	Fujitsu General, Ltd.	190,369
3,900	Funai Electric Company, Ltd.	47,743
5,500	GCA Savvian Corporation	47,817
19	Global One Real Estate Investment Corporation	130,777
1,800	Glory, Ltd.	44,613
73,300	GMO Internet, Inc.	893,986
1,400	GMO Payment Gateway, Inc.	66,698
1,500	G-Tekt Corporation	44,631
6	Hankyu REIT, Inc.	32,228
9,100	Heiwa Real Estate Company, Ltd.	139,191
600	HIS Company, Ltd.	32,662
8,800	Hitachi Capital Corporation	219,045
31,000	Hitachi Kokusai Electric, Inc.	407,230
11,600	Hitachi Transport System, Ltd.	184,247
278,000	Hitachi, Ltd.	2,119,305
3,600	Hokuto Corporation	66,247
40,300	Iino Kaiun Kaisha, Ltd.	220,231
499	Ikyu Corporation	700,770
31	Industrial & Infrastructure Fund Investment Corporation	255,653
3,900	Internet Initiative Japan Inc.	95,751
1,900	Iriso Electronics Company, Ltd.	87,047
9,800	IT Holdings Corporation	162,102
10,000	Itoham Foods, Inc.	44,767
6,400	IwaiCosmo Holdings, Inc.	82,368
137	Japan Hotel REIT Investment Corporation	65,795
27	Japan Rental Housing Investments, Inc.	16,870
6,000	Japan Securities Finance Company, Ltd.	40,914
18	Japan Tissue Engineering Company, Ltd.[a]	70,212
32,600	Japan Tobacco, Inc.	1,006,344
64,000	Japan Vilene Company, Ltd.	402,127
22,000	JEOL, Ltd.	101,659
93,100	JTEKT Corporation	1,370,728
2,400	Kadokawa Corporation	77,320
14,300	Kanamoto Company, Ltd.	369,434
95,000	Kandenko Company, Ltd.	484,131
3,700	Kanematsu Electronics, Ltd.	48,796
7,000	Kato Works Company, Ltd.	41,252
408,000	Kawasaki Kisen Kaisha, Ltd.	951,048
48,900	KDDI Corporation	2,692,539
2,700	Keihin Corporation	40,043
129,500	Kenedix, Inc.[a]	517,106
1,600	Kissei Pharmaceutical Company, Ltd.	37,754
776,000	Kobe Steel, Ltd.[a]	1,285,470
9,800	Komori Corporation	152,816
14,000	Krosaki Harima Corporation	31,847
10,200	K’s Holdings Corporation	271,450
58,000	Kumagai Gumi Company, Ltd.[a]	147,724
17,000	Kurabo Industries, Ltd.	30,641
5,100	Kuroda Electric Company, Ltd.	78,055
700	Kusuri No Aoki Company, Ltd.	36,940
5,000	KYB Company, Ltd.	24,594
14,000	Kyoritsu Maintenance Company, Ltd.	496,025
9,700	Lifenet Insurance Company[a]	51,732

Shares	Common Stock (88.6%)	Value

Japan (15.5%) - continued
5,400	Livesense, Inc.[a]	$114,679
112,025	LIXIL Group Corporation	2,886,149
5,000	Maeda Corporation	33,496
41,000	Maeda Road Construction Company, Ltd.	669,663
1,900	Mandom Corporation	64,795
158,000	Marubeni Corporation	1,102,247
38,000	Marudai Food Company, Ltd.	114,257
32,900	Matsumotokiyoshi Holdings Company, Ltd.	1,170,934
489	Medinet Company, Ltd.[a]	198,355
7,000	Mito Securities Company, Ltd.	31,566
59,600	Mitsubishi Corporation	1,095,813
181,100	Mitsubishi UFJ Financial Group, Inc.	1,088,734
54,000	Mitsui Fudosan Company, Ltd.	1,705,284
3,900	Mitsui High-tec, Inc.	25,931
358,000	Mitsui O.S.K. Lines, Ltd.	1,467,438
18,400	MonotaRO Company, Ltd.	390,906
12	Mori Trust Sogo Reit, Inc.	97,239
284,557	MS and AD Insurance Group Holdings, Inc.	6,592,958
64,800	Namco Bandai Holdings, Inc.	1,470,595
331	Nanocarrier Company, Ltd.[a]	683,153
16,200	NEC Networks & System Integration Corporation	376,220
5,000	Neturen Company, Ltd.	37,430
1,500	Nichiden Corporation	32,616
3,200	Nichiha Corporation	43,880
46,200	Nikkiso Company, Ltd.	581,732
54,000	NIPPO Corporation	840,972
9,000	Nippon Chemi-Con Corporation[a]	29,536
85,000	Nippon Meat Packers, Inc.	1,447,419
58,900	Nippon Paper Industries Company, Ltd.	1,060,130
17,000	Nippon Road Company, Ltd.	90,141
3,000	Nippon Seiki Company, Ltd.	56,267
2,064,650	Nippon Sheet Glass Company[a]	2,689,032
55,600	Nippon Suisan Kaisha, Ltd.[a]	113,709
11,400	Nippon Telegraph & Telephone Corporation	610,152
464,000	Nippon Yusen Kabushiki Kaisha	1,435,884
554,475	Nissan Motor Company, Ltd.	4,756,457
24,700	Nisshin Steel Holdings Company, Ltd.	262,072
25,000	Nissin Electric Company, Ltd.	131,166
3,900	Nitta Corporation	88,012
87,000	NS United Kaiun Kaisha, Ltd.[a]	228,980
107,000	NTN Corporation[a]	458,154
42,200	OMRON Corporation	1,668,479
17,300	OncoTherapy Science, Inc.[a]	37,560
2,200	OYO Corporation	34,133
4,800	Paris Miki Holdings, Inc.	21,493
19,602	Pigeon Corporation	892,644
8,300	Pola Orbis Holdings, Inc.	277,973
17,000	Prima Meat Packers, Ltd.	30,909
2,500	Proto Corporation	34,964
24,100	Relo Holdings, Inc.	1,254,336
9,000	Resorttrust, Inc.	154,486
4,800	Roland DG Corporation	155,531
11,000	Ryobi, Ltd.	44,728
2,200	Ryoyo Electro Corporation	23,261
2,500	S Foods, Inc.	26,454
5,700	Saizeriya Company, Ltd.	66,968

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

Japan (15.5%) - continued
11,800	Sanshin Electronics Company, Ltd.	$83,708
4,000	Sanyo Denki Company, Ltd.	26,610
45,000	Sanyo Special Steel Company, Ltd.	199,208
5,800	Seikagaku Corporation	86,379
50,200	Seiko Epson Corporation	1,303,618
43,000	Seiko Holdings Corporation	211,876
89,000	Sekisui House, Ltd.	1,227,522
1,500	Sekisui Jushi Corporation	20,987
6,000	SENKO Company, Ltd.	29,354
6,600	Senshukai Company, Ltd.	54,531
2,400	Shima Seiki Manufacturing, Ltd.	39,144
29,500	Shinko Electric Industries Company, Ltd.	226,152
42,000	Sinfonia Technology Company, Ltd.	67,416
7,700	Skymark Airlines, Inc.	27,628
6,300	Sodick Company, Ltd.	27,044
58,400	Softbank Corporation	4,227,977
5,500	Sosei Group Corporation[a]	212,572
70,300	Stanley Electric Company, Ltd.	1,588,182
39,000	Start Today Company, Ltd.	864,728
27,000	Sumitomo Bakelite Company, Ltd	100,668
457,475	Sumitomo Corporation	5,700,290
26,100	Sumitomo Mitsui Financial Group, Inc.	1,209,112
1,394,925	Sumitomo Mitsui Trust Holdings, Inc.	6,617,703
68,000	Sumitomo Osaka Cement Company, Ltd.	254,249
28,000	Sumitomo Realty & Development Company, Ltd.	1,236,288
62,000	Tadano, Ltd.	870,955
12,000	Taikisha, Ltd.	260,037
1,300	Takaoka Toko Holdings Company, Ltd.	22,943
42,200	Takara Bio, Inc.	854,935
8,900	Takata Corporation	264,255
9,000	Takuma Company, Ltd.	80,890
2,600	Tecmo Koei Holdings Company, Ltd.	31,695
34,100	Tella, Inc.[a]	744,449
9,000	Toei Company, Ltd.	54,774
61,800	Tokio Marine Holdings, Inc.	1,804,449
7,500	Tokyo Broadcasting System Holdings, Inc.	89,556
3,000	Tokyo Tomin Bank, Ltd.	29,923
4,600	TOPCON Corporation	63,409
72,200	Totetsu Kogyo Company, Ltd.	1,453,833
3,500	Towa Pharmaceutical Company, Ltd.	141,551
134,000	Toyo Kanetsu KK	367,886
34,000	Toyo Securities Company, Ltd.	122,917
136,500	Toyota Motor Corporation	7,810,484
1,200	TS Tech Company, Ltd.	44,254
3,000	Tsukishima Kikai Company, Ltd.	30,170
53,300	Tsukui Corporation	495,459
6,300	TV Asahi Corporation	129,738
13,500	ULVAC, Inc.[a]	220,273
29,700	UNITED, Inc.	700,076
5,500	Ushio, Inc.	65,301
5,400	ValueCommerce Company, Ltd.	61,851
16,000	Wakita & Company, Ltd.	179,447

Shares	Common Stock (88.6%)	Value

Japan (15.5%) - continued
5,000	Yokogawa Bridge Holdings Corporation	$67,965
8,400	Yokohama Reito Company, Ltd.	65,502
5,300	Yumeshin Holdings Company, Ltd.	46,419
15,500	ZUIKO Corporation	830,089

	Total	128,553,639

Jersey (0.9%)
358,825	WPP plc	7,518,263

	Total	7,518,263

Luxembourg (0.5%)
50,501	APERAM[a]	905,968
59,000	Tenaris SA ADR	2,624,320
15,286	Ternium SA ADR	455,217

	Total	3,985,505

Malaysia (0.2%)
251,589	CIMB Group Holdings Berhad	520,454
71,300	Genting Berhad	221,888
17,825	Genting Berhad Warrants[a]	15,553
33,108	Malayan Banking Berhad	95,386
135,500	Public Bank Berhad	774,331

	Total	1,627,612

Mexico (1.0%)
565,300	America Movil SAB de CV	602,750
168,000	Consorcio ARA SAB de CVa	66,200
28,000	Fomento Economico Mexicano SAB de CV ADR	2,526,720
11,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,250,082
437,813	Grupo Financiero Banorte SAB de CV ADR	2,763,584
271,000	Organizacion Soriana SAB de CVa	774,054

	Total	7,983,390

Netherlands (3.0%)
1,108,450	Aegon NV	9,661,944
55,446	Airbus Group NV	3,928,115
65,871	Arcelor Mittal	1,088,025
28,030	BE Semiconductor Industries NV	325,949
98,300	Koninklijke DSM NV	6,506,991
92,375	PostNL NVa	517,091
118,383	TomTom NVa	820,222
23,421	Unilever NV	873,885
68,159	USG People NV	1,067,850

	Total	24,790,072

New Zealand (0.1%)
98,558	Air New Zealand, Ltd.	136,071
122,769	Fisher & Paykel Healthcare Corporation, Ltd.	402,342
70,654	Summerset Group Holdings, Ltd.	199,755

	Total	738,168

Norway (0.6%)
5,398	Atea ASA	49,902
687,117	BW Offshore, Ltd.	756,004
63,814	DnB ASA	1,083,707
91,764	Marine Harvest	1,057,753
11,421	Norwegian Air Shuttle ASA[a]	372,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

Norway (0.6%) - continued
9,829	SpareBank 1 SMN	$92,121
36,663	Yara International ASA	1,514,091

	Total	4,926,143

Peru (<0.1%)
13,764	Cia de Minas Buenaventura SA
	ADR	170,674

	Total	170,674

Philippines (0.4%)
2,575,500	Ayala Land, Inc.	1,483,329
746,364	Bank of the Philippine Islands	1,459,522

	Total	2,942,851

Poland (0.4%)
5,603	Bank Handlowy w Warszawie SA	183,066
42,590	Bank Pekao SA	2,500,123
7,894	Grupa Lotos SAa	88,266
55,364	Orange Polska SA	184,430

	Total	2,955,885

Portugal (0.9%)
3,873,350	Banco Espirito Santo SAa	5,875,582
69,488	Mota - Engil, SGPS SA	437,309
55,910	Semapa - Sociedade de
	Investimento e Gestao, SGPS SA	746,522
93,108	Sonaecom - SGPS SA	298,239

	Total	7,357,652

Russia (0.6%)
21,194	Gazprom OAO ADR	176,122
45,500	Lukoil ADR	2,583,208
5,400	Magnit OJSC	1,288,968
26,032	Novolipetsk Steel OJSC GDR	374,223
8,695	Phosagro OAO	88,076
26,562	Sberbank of Russia GDR	286,742

	Total	4,797,339

Singapore (1.1%)
502,800	ARA Asset Management, Ltd.	670,080
153,000	DBS Group Holdings, Ltd.	1,975,913
740,400	Ezion Holdings, Ltd.	1,302,996
195,000	Ezra Holdings, Ltd.[a]	147,649
223,000	Frasers Centrepoint Trust[a]	296,848
67,000	Frasers Commercial Trust[a]	65,613
58,000	Indofood Agri Resources, Ltd.	34,852
534,760	Keppel Corporation, Ltd.	4,354,885
128,000	Mapletree Logistics Trust[a]	100,363
103,000	Suntec Real Estate Investment Trust[a]	129,431

	Total	9,078,630

South Africa (0.4%)
8,343	AngloGold Ashanti, Ltd. ADR	122,141
10,528	Barclays Africa Group, Ltd.	123,468
9,831	Impala Platinum Holdings, Ltd.	102,702
67,890	Massmart Holdings, Ltd.	740,270
16,933	MTN Group, Ltd.	302,379
20,174	PPC, Ltd.	54,100
17,994	Reunert, Ltd.	103,431
19,922	Sappi, Ltd.[a]	61,657

Shares	Common Stock (88.6%)	Value

South Africa (0.4%) - continued
214,000	Truworths International, Ltd.	$1,411,557

	Total	3,021,705

South Korea (1.6%)
6,003	E-Mart Company, Ltd.	1,446,928
1,153	Hyundai Department Store Company, Ltd.	153,156
2,212	Hyundai Heavy Industries Company, Ltd.	457,180
1,420	Hyundai Mobis[a]	406,700
2,629	Hyundai Motor Company	570,559
5,280	Kangwon Land, Inc.[a]	165,948
1,042	LG Chem, Ltd.	249,611
17,250	POSCO	4,795,504
4,778	POSCO ADR	324,856
140	Samsung Electronics Company, Ltd.	165,789
2,810	Samsung Heavy Industries Company, Ltd.	87,190
1,187	Samsung Life Insurance Company, Ltd.	113,881
9,320	Shinhan Financial Group Company, Ltd.	393,308
817	Shinsegae Company, Ltd.	174,441
4,830	SK Telecom Company, Ltd.	973,174
147,104	SK Telecom Company, Ltd. ADR[b]	3,227,462

	Total	13,705,687

Spain (2.4%)
45,055	Amadeus IT Holding SA	1,782,296
482,630	Banco Popluar Espanol SA Rights[a]	26,688
482,630	Banco Popular Espanol SA	3,310,619
131,217	Bankinter SA	979,843
81,089	Ence Energia y Celulosa SA	297,609
100,517	Gamesa Corporacion Tecnologia SAa	1,102,052
50,019	Gas Natural SDG SA	1,236,157
35,561	Grifols SA	1,841,586
10,065	Grupo Catalana Occidente SA	386,202
1,059,712	Iberdrola SA	6,525,376
195,452	International Consolidated Airlines Group SAa	1,337,184
12,437	Papeles y Cartones de Europa SA	65,484
109,937	Tubacex SA	418,945
104,305	Zeltia SAa	377,976

	Total	19,688,017

Sweden (1.2%)
4,510	Active Biotech ABa	23,750
4,375	B&B Tools Aktiebolag	86,814
34,636	Eniro ABa	258,461
5,072	Fingerprint Cards ABa	42,604
18,614	Intrum Justitia AB	525,627
61,833	Investor AB	1,999,080
28,927	Loomis AB	683,412
33,893	Medivir ABa	468,193
31,982	NCC AB	1,020,578
2,133	Net Entertainment NE ABa	48,492
5,606	Rezidor Hotel Group ABa	38,421
26,062	SAS ABa	71,947
139,643	Skandinaviska Enskilda Banken AB	1,799,256
86,586	Svenska Cellulosa AB SCA	2,462,105

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

Sweden (1.2%) - continued
7,283	Swedish Orphan Biovitrum ABa	$82,999

	Total	9,611,739

Switzerland (8.4%)
33,416	Actelion, Ltd.[a]	3,137,392
95,986	Adecco SAa	7,539,370
4,999	AFG Arbonia-Forster-Holding AGa	175,599
19,149	Aryzta AGa	1,504,728
9,727	Ascom Holding AGa	184,749
643	Autoneum Holding AGa	111,065
455	Basilea Pharmaceutica AGa	62,668
538	Bossard Holding AG	129,472
5,540	Bucher Industries AG	1,622,386
194,653	Credit Suisse Group AGa	5,865,080
14,021	Ferrexpo plc	34,914
636	Forbo Holding AGa	519,799
1,815	Galenica AG	1,728,770
52,339	GAM Holding AGa	878,443
1,034	Georg Fischer AGa	708,281
3,308	Givaudan SAa	4,891,607
64,895	Holcim, Ltd.[a]	4,710,244
19,491	Implenia AGa	1,371,037
1,463	Komax Holding AGa	229,459
3,126	Kudelski SA	47,764
3,091	Kuoni Reisen Holding AGa	1,397,119
63	LEM Holding SA	48,571
317	Lindt & Spruengli AG	1,423,030
2,843	Mobilezone Holding AG	30,247
90,695	Nestle SA	6,572,789
113,338	Novartis AG	8,958,332
2,847	Panalpina Welttransport Holding AG	470,524
54,113	Roche Holding AG	14,846,751
25,577	Schmolz + Bickenbach AGa	33,577
1,678	Siegfried Holding AGa	299,892
5,667	U-Blox AGa	718,812

	Total	70,252,471

Taiwan (0.7%)
130,000	Advanced Semiconductor Engineering, Inc.	119,116
49,000	Chipbond Technology Corporation	74,704
349,000	Compal Electronics, Inc.	259,447
39,000	Novatek Microelectronics Corporation	156,780
11,000	Powertech Technology, Inc.	15,179
7,000	Richtek Technology Corporation	36,244
314,100	Taiwan Mobile Company, Ltd.	921,644
1,108,362	Taiwan Semiconductor Manufacturing Company, Ltd.	3,816,594
6,130	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	103,720
8,000	TPK Holding Company, Ltd.	50,561

	Total	5,553,989

Thailand (1.8%)
500,425	Bangkok Bank pcl	2,594,566
31,800	Kasikornbank pcl	163,614
7,535,475	Krung Thai Bank pcl	3,807,606
266,000	PTT Exploration & Production pcl	1,232,569
442,775	PTT pcl	3,698,673
133,100	Siam Cement pcl	1,622,768

Shares	Common Stock (88.6%)	Value

Thailand (1.8%) - continued
418,700	Siam Commercial Bank pcl	$1,886,104
199,700	Thai Oil pcl	318,413

	Total	15,324,313

Turkey (0.4%)
516,258	Akbank TAS	1,320,699
70,796	BIM Birlesik Magazalar AS	1,211,075
376,000	Turkiye Garanti Bankasi AS	995,483

	Total	3,527,257

United Kingdom (12.2%)
82,336	Abcam plc	703,831
176,740	ARM Holdings plc	2,698,019
80,797	Ashmore Group plc	431,642
9,431	ASOS plc[a]	967,405
48,304	Associated British Foods plc	2,152,648
10,629	Avanti Communications Group plc[a]	38,875
1,290,399	BAE Systems plc[a]	9,103,609
11,597	Bank of Georgia Holdings plc	409,208
91,646	Bellway plc	2,337,787
9,753	Berendsen plc	148,026
32,763	Berkeley Group Holdings plc	1,390,305
34,000	BHP Billiton plc	1,003,834
9,282	Big Yellow Group plc	78,953
447,280	Blinkx plc[a]	934,520
86,165	British American Tobacco plc	4,111,596
216,986	Britvic plc	2,471,582
34,039	BTG plc[a]	331,372
230,127	Cable & Wireless Communications plc	201,807
20,624	Chemring Group plc	81,793
51,309	Chesnara plc	290,996
2,647	Clarkson plc	87,177
243,261	Cobham plc	1,173,714
141,646	CSR plc	1,537,611
11,791	Daily Mail and General Trust plc	186,266
27,517	Dairy Crest Group plc	234,278
7,683	Derwent London plc	314,419
20,149	Diageo plc	597,543
152,490	DS Smith plc	821,107
94,880	easyJet plc	2,562,678
156,514	EnQuest plc[a]	333,306
19,134	Essentra plc	260,441
35,785	Fenner plc	241,270
3,936	Galliford Try plc	75,660
252,130	Globo plc[a]	238,324
6,689	Go-Ahead Group plc	217,138
29,223	Grainger plc	101,992
37,594	Halfords Group plc	282,694
173,452	Halma plc[a]	1,703,938
24,916	Hikma Pharmaceuticals plc	491,167
311,508	Howden Joinery Group plc	1,754,247
93,475	HSBC Holdings plc ADR[b]	4,813,028
108,418	IG Group Holdings plc	1,114,596
133,644	Intermediate Capital Group plc	906,577
804,331	ITV plc	2,595,496
252,460	Jupiter Fund Management plc	1,548,237
73,904	KCOM Group plc	119,837
15,076	Keller Group plc	293,436
33,186	Lancashire Holdings, Ltd.	411,340
2,219,867	Lloyds TSB Group plc[a]	3,027,323
67,603	London Stock Exchange Group plc	2,040,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (88.6%)	Value

United Kingdom (12.2%) - continued
702,398	Man Group plc	$940,477
12,423	Michael Page International plc	90,728
8,450	Micro Focus International plc	103,986
144,325	Moneysupermarket.com Group plc	423,027
165,526	Monitise plc[a]	180,741
1,884	Morgan Sindall Group plc	24,639
22,308	N Brown Group plc	198,072
27,449	Next plc	2,815,367
107,351	Ocado Group plc[a]	921,079
340,212	Pace plc	1,996,868
98,870	Persimmon plc[a]	2,130,364
632,509	Premier Foods plc[a]	1,484,520
177,584	Prudential plc	3,574,792
4,448	Restaurant Group plc	44,736
15,469	Rightmove plc	643,633
41,331	SABMiller plc	1,853,849
3,374	Savills plc	34,666
30,115	Shaftesbury plc	307,928
76,659	Shire plc	3,825,778
67,349	SIG plc	216,655
57,289	Speedy Hire plc	60,744
36,096	Spirax-Sarco Engineering plc	1,729,939
103,854	Standard Chartered plc	2,110,723
18,718	Stobart Group, Ltd.	41,309
40,238	Synergy Health plc	851,978
97,685	TalkTalk Telecom Group plc	499,844
683,288	Taylor Wimpey plc[a]	1,257,581
935,875	Tesco plc	4,917,986
102,848	Thomas Cook Group plc[a]	303,945
10,871	Trinity Mirror plc[a]	31,805
125,560	TUI Travel plc	877,056
44,377	Unilever plc	1,703,188
27,593	Vectura Group plc[a]	72,690
11,450	Vesuvius plc	84,133
1,409,962	Vodafone Group plc	5,224,923

	Total	101,552,670

United States (0.2%)
17,525	iShares MSCI Emerging Markets Index Fund	669,280
4,600	Vanguard MSCI Emerging Markets ETF	173,282
14,600	Yum! Brands, Inc.	980,390

	Total	1,822,952

	Total Common Stock (cost $652,554,922)	736,475,493

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
250,000	7.000%, 8/16/2019	266,250

	Total	266,250

Argentina (0.2%)
	Arcos Dorados BV
193,000	7.500%, 10/1/2019[c]	187,210
	Argentina Government International Bond
580,444	8.280%, 12/31/2033	359,875
316,504	7.820%, 12/31/2033[d]	253,562

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Argentina (0.2%) - continued
$92,199	7.820%, 12/31/2033[d]	$73,864
14,020	8.280%, 12/31/2033	8,623
990,000	0.000%, 12/15/2035[e]	69,300
2,774,000	0.000%, 12/15/2035[d,e]	228,220
70,000	2.260%, 12/31/2038[d,f]	30,777
920,000	2.500%, 12/31/2038[f]	326,600

	Total	1,538,031

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	210,000

	Total	210,000

Belarus (<0.1%)
	Belarus Government International Bond
216,000	8.750%, 8/3/2015	216,540

	Total	216,540

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038[f,g]	87,995

	Total	87,995

Bermuda (<0.1%)
	Bermuda Government International Bond
200,000	4.854%, 2/6/2024[c]	198,200

	Total	198,200

Brazil (0.4%)
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[c]	448,500
	Brazil Government International Bond
566,000	6.000%, 8/15/2050[h]	498,387
210,000	4.875%, 1/22/2021	219,870
410,000	4.250%, 1/7/2025	382,735
340,000	11.000%, 8/17/2040	386,240
	Brazil Loan Trust 1
640,000	5.477%, 7/24/2023[c]	635,200
	Brazil Minas SPE via State of Minas Gerais
1,190,000	5.333%, 2/15/2028[c]	1,079,924
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[g,i,j]	0

	Total	3,650,856

Canada (0.1%)
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021	215,394
200,000	5.692%, 4/5/2021[c]	215,395

	Total	430,789

Cayman Islands (0.1%)
	Cementos Progreso Trust
200,000	7.125%, 11/6/2023[g]	203,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Cayman Islands (0.1%) - continued
	Raizen Fuels Finance, Ltd.
$330,000	9.500%, 8/15/2014	$342,705

	Total	546,205

Chile (0.2%)
	AES Gener SA
330,000	8.375%, 12/18/2073[c]	346,500
70,000	5.250%, 8/15/2021[c]	71,412
280,000	5.250%, 8/15/2021	285,648
	Automotores Gildemeister SA
100,000	8.250%, 5/24/2021	77,500
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	294,869
100,000	4.125%, 10/7/2020[c]	101,679
	Chile Government International Bond
450,000	3.625%, 10/30/2042	357,750
	E-CL SA
120,000	5.625%, 1/15/2021[c]	126,249
	Empresa Nacional de Telecomunicaciones SA
340,000	4.875%, 10/30/2024[c]	336,039
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	177,051

	Total	2,174,697

China (0.2%)
	CNOOC Curtis Funding
720,000	4.500%, 10/3/2023[c]	715,184
	Sinopec Group Overseas Development 2013, Ltd.
810,000	4.375%, 10/17/2023[c]	797,952
	Sparkle Assets, Ltd.
200,000	6.875%, 1/30/2020	188,147

	Total	1,701,283

Colombia (0.3%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	420,000
	Bancolombia SA
130,000	6.125%, 7/26/2020	133,900
100,000	5.950%, 6/3/2021	104,250
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	21,225
540,000	7.375%, 3/18/2019	643,274
290,000	2.625%, 3/15/2023	252,300
250,000	4.000%, 2/26/2024	238,125
310,000	6.125%, 1/18/2041	323,175
	Ecopetrol SA
40,000	5.875%, 9/18/2023	41,600
70,000	7.375%, 9/18/2043	75,600
	Empresa de Energia de Bogota SA
320,000	6.125%, 11/10/2021[c]	331,200
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	116,880
	Pacific Rubiales Energy Corporation
150,000	5.375%, 1/26/2019[c]	150,750

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Colombia (0.3%) - continued
$130,000	5.125%, 3/28/2023[c]	$117,975

	Total	2,970,254

Costa Rica (0.4%)
	Banco de Costa Rica
220,000	5.250%, 8/12/2018[c]	218,350
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[c]	214,720
480,000	6.250%, 11/1/2023[c]	452,640
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	37,725
210,000	4.250%, 1/26/2023	189,000
510,000	4.250%, 1/26/2023[c]	459,000
810,000	4.375%, 4/30/2025	703,687
200,000	5.625%, 4/30/2043	165,250
410,000	5.625%, 4/30/2043[c]	338,763

	Total	2,779,135

Croatia (0.1%)
	Croatia Government International Bond
890,000	6.000%, 1/26/2024[c]	864,635

	Total	864,635

Dominican Republic (0.3%)
	Dominican Republic Government International Bond
104,926	9.040%, 1/23/2018	114,763
840,000	7.500%, 5/6/2021	916,649
1,400,000	14.500%, 2/10/2023[k]	33,741
580,000	6.600%, 1/28/2024[c]	578,550
300,000	5.875%, 4/18/2024[c]	286,500
110,000	5.875%, 4/18/2024	105,050
290,000	8.625%, 4/20/2027	311,750
9,200,000	18.500%, 2/4/2028[g,k]	256,788
400,000	18.500%, 2/4/2028[k]	11,165

	Total	2,614,956

Egypt (0.1%)
	Egypt Government International Bond
450,000	5.750%, 4/29/2020	444,375

	Total	444,375

Gabon (0.1%)
	Gabonese Republic Government International Bond
861,500	6.375%, 12/12/2024[c]	885,191

	Total	885,191

Ghana (<0.1%)

	Ghana Government International Bond
190,000	8.500%, 10/4/2017	197,600

	Total	197,600

Greece (<0.1%)
	Hellenic Republic Government International Bond
89,000	1.619%, 5/21/2014[d,e]	116,749

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Greece (<0.1%) - continued
$140,000	0.971%, 8/10/2014[d,e]	$180,180

	Total	296,929

Guatemala (<0.1%)
	Guatemala Government International Bond
190,000	5.750%, 6/6/2022[c]	197,125
210,000	4.875%, 2/13/2028[c]	187,163

	Total	384,288

Honduras (0.2%)
	Honduras Government International Bond
980,000	8.750%, 12/16/2020[c]	1,005,725
570,000	7.500%, 3/15/2024[c]	542,925

	Total	1,548,650

Hong Kong (<0.1%)
	Metropolitan Light International, Ltd.
200,000	5.250%, 1/17/2018	199,802

	Total	199,802

Hungary (0.1%)
	Hungary Government International Bond
490,000	5.750%, 11/22/2023	483,263

	Total	483,263

Indonesia (0.7%)
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	100,114
1,430,000	11.625%, 3/4/2019	1,884,024
1,340,000	5.875%, 1/15/2024[c]	1,365,125
590,000	8.500%, 10/12/2035	703,575
280,000	6.625%, 2/17/2037	277,900
260,000	7.750%, 1/17/2038	289,250
	PT Pertamina Persero
570,000	5.625%, 5/20/2043[c]	437,475

	Total	5,057,463

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	420,000

	Total	420,000

Ireland (0.1%)
	MTS International Funding, Ltd.
320,000	8.625%, 6/22/2020	373,600
	Sibur Securities, Ltd.
280,000	3.914%, 1/31/2018[c]	268,800
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	194,863

	Total	837,263

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
$808,000	7.774%, 12/31/2032	$698,920

	Total	698,920

Kazakhstan (0.1%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	104,150
	KazMunayGas National Company
240,000	11.750%, 1/23/2015	262,320
200,000	6.375%, 4/9/2021[c]	213,500
690,000	5.750%, 4/30/2043[g]	583,823

	Total	1,163,793

Luxembourg (0.2%)
	Gazprom Neft OAO Via GPN Capital SA
690,000	6.000%, 11/27/2023[c]	688,275
	Millicom International Cellular SA
200,000	4.750%, 5/22/2020[c]	189,500
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	203,999
	TNK-BP Finance SA
370,000	7.875%, 3/13/2018	422,263
	Wind Acquisition Holdings Finance SA
84,900	12.250%, 7/15/2017[d]	117,941

	Total	1,621,978

Malaysia (<0.1%)
	Wakala Global Sukuk Bhd
360,000	4.646%, 7/6/2021	384,421

	Total	384,421

Mexico (0.6%)
	Grupo KUO SAB de CV
200,000	6.250%, 12/4/2022[c]	199,500
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[c]	165,300
	Mexican Bonos
102,300	8.000%, 12/7/2023[l]	8,408
2,187,000	7.750%, 5/29/2031[l,m]	167,907
237,500	10.000%, 11/20/2036[l]	22,088
291,100	8.500%, 11/18/2038[l]	23,574
	Mexico Government International Bond
10,000	6.625%, 3/3/2015	10,620
480,000	4.000%, 10/2/2023	472,800
20,000	6.750%, 9/27/2034	23,200
220,000	6.050%, 1/11/2040	233,200
960,000	4.750%, 3/8/2044	844,799
145,000	5.550%, 1/21/2045	143,188
60,000	5.750%, 10/12/2110	54,600
	Offshore Drilling Holding SA
250,000	8.375%, 9/20/2020[c]	268,750
	Pemex Project Funding Master Trust
280,000	6.625%, 6/15/2035	292,122
	Petroleos Mexicanos
200,000	5.500%, 1/21/2021	213,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Mexico (0.6%) - continued
$400,000	4.875%, 1/18/2024	$398,719
47,000	6.500%, 6/2/2041	48,063
220,000	6.375%, 1/23/2045[c]	220,020
	Trust F/1401
200,000	6.950%, 1/30/2044[c]	192,000

	Total	4,001,858

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
200,000	6.305%, 9/11/2020	187,000

	Total	187,000

Netherlands (<0.1%)
	Ajecorp BV
150,000	6.500%, 5/14/2022	143,250
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	204,500
	VimpelCom Holdings BV
200,000	7.504%, 3/1/2022[c]	207,750

	Total	555,500

Nigeria (0.1%)
	Nigeria Government International Bond
460,000	6.750%, 1/28/2021	489,900
200,000	6.375%, 7/12/2023	204,040

	Total	693,940

Pakistan (<0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	99,000
120,000	7.875%, 3/31/2036	100,500

	Total	199,500

Panama (0.3%)
	Panama Government International Bond
270,000	5.200%, 1/30/2020	293,220
527,000	8.875%, 9/30/2027	703,545
318,000	9.375%, 4/1/2029	438,840
470,000	6.700%, 1/26/2036	525,225

	Total	1,960,830

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017[c]	159,375
	Banco Regional Saeca
330,000	8.125%, 1/24/2019[c]	334,333
	Paraguay Government International Bond
210,000	4.625%, 1/25/2023	202,125
300,000	4.625%, 1/25/2023[c]	288,750

	Total	984,583

Peru (0.3%)
	Ajecorp BV
150,000	6.500%, 5/14/2022[c]	143,250
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	196,500

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Peru (0.3%) - continued
	Corporacion Lindley SA
$90,000	6.750%, 11/23/2021[c]	$94,163
110,000	6.750%, 11/23/2021	115,087
80,000	4.625%, 4/12/2023[c]	71,900
	Peru Government International Bond
230,000	5.625%, 11/18/2050	228,275
260,000	7.350%, 7/21/2025	323,700
445,000	8.750%, 11/21/2033	625,225
40,000	6.550%, 3/14/2037	45,500
	San Miguel Industrias Pet SA
150,000	7.750%, 11/6/2020[g]	152,250

	Total	1,995,850

Philippines (0.1%)
	Energy Development Corporation
300,000	6.500%, 1/20/2021	306,000
	Philippines Government International Bond
595,000	4.200%, 1/21/2024	600,950
280,000	7.750%, 1/14/2031	369,600

	Total	1,276,550

Romania (0.2%)
	Romania Government International Bond
27,000	6.500%, 6/18/2018[d]	41,331
190,000	4.625%, 9/18/2020[d]	266,787
340,000	6.750%, 2/7/2022	383,775
460,000	4.875%, 1/22/2024[c]	448,500
380,000	6.125%, 1/22/2044[c]	371,640

	Total	1,512,033

Russia (0.2%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018[c,n]	153,318
	Phosagro OAO Via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018[c]	196,750
	Russian Government International Bond
400,000	3.500%, 1/16/2019[c]	403,000
100,000	5.000%, 4/29/2020	106,125
400,000	4.500%, 4/4/2022[c]	399,600
400,000	4.875%, 9/16/2023[c]	401,000
200,000	5.875%, 9/16/2043[c]	197,750
	Uralkali OJSC
270,000	3.723%, 4/30/2018[c]	260,213

	Total	2,117,756

Serbia (0.1%)
	Serbia Government International Bond
580,000	5.875%, 12/3/2018[c]	587,250

	Total	587,250

South Africa (0.1%)
	Peermont Global Proprietary, Ltd.
140,000	7.750%, 4/30/2014[d]	189,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value

South Africa (0.1%) - continued
	South Africa Government International Bond
$350,000	5.875%, 9/16/2025	$357,875

	Total	546,977

Spain (<0.1%)
	BC Luxco 1 SA
150,000	7.375%, 1/29/2020	140,813

	Total	140,813

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
310,000	6.000%, 1/14/2019[c]	314,650
100,000	6.250%, 10/4/2020	100,000
210,000	6.250%, 7/27/2021	207,900
200,000	5.875%, 7/25/2022	190,000

	Total	812,550

Supranational (0.1%)
	Corporacion Andina de Fomento
599,000	3.750%, 1/15/2016	625,085
424,000	4.375%, 6/15/2022	428,697

	Total	1,053,782

Turkey (0.6%)
	Coca-Cola Icecek AS
200,000	4.750%, 10/1/2018[c]	202,200
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	199,020
	Hazine Mustesarligi Varlik Kiralama AS
400,000	2.803%, 3/26/2018	371,000
200,000	4.557%, 10/10/2018[c]	196,750
	Turkey Government International Bond
230,000	5.625%, 3/30/2021	229,713
200,000	6.250%, 9/26/2022	204,760
2,500,000	5.750%, 3/22/2024	2,443,749
450,000	7.375%, 2/5/2025	487,688
50,000	8.000%, 2/14/2034	56,750
80,000	6.875%, 3/17/2036	80,544
60,000	7.250%, 3/5/2038	63,072
260,000	6.000%, 1/14/2041	232,050

	Total	4,767,296

Ukraine (0.3%)
	State Export-Import Bank of Ukraine JSC Via Biz Finance plc
200,000	8.750%, 1/22/2018	162,932
	Ukraine Government International Bond
210,000	6.250%, 6/17/2016	189,042
240,000	6.580%, 11/21/2016	216,509
280,000	9.250%, 7/24/2017	261,800
240,000	8.375%, 11/3/2017	215,280
260,000	9.000%, 12/7/2017[c]	230,750
380,000	7.750%, 9/23/2020	328,700
270,000	7.950%, 2/23/2021[c]	232,108
210,000	7.800%, 11/28/2022	177,450

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Ukraine (0.3%) - continued
	Ukreximbank Via Biz Finance plc
$160,000	8.375%, 4/27/2015	$144,000

	Total	2,158,571

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
159,504	5.888%, 6/15/2019	176,651
210,000	5.500%, 12/15/2021	230,748
	Ruwais Power Company
360,000	6.000%, 8/31/2036[c]	385,358

	Total	792,757

United States (0.1%)
	HSBC Bank USA NA/New York
600,000	6.000%, 8/15/2040[o]	535,967
	HSBC USA, Inc.
901,000	10.000%, 1/5/2017[p]	351,013

	Total	886,980

Uruguay (0.2%)
	Uruguay Government International Bond
683,764	4.500%, 8/14/2024	674,362
60,000	6.875%, 9/28/2025	68,325
707,000	7.625%, 3/21/2036	859,889

	Total	1,602,576

Venezuela (0.2%)
	Petroleos de Venezuela SA
437,400	5.250%, 4/12/2017	296,339
260,000	9.000%, 11/17/2021	170,950
37,000	6.000%, 11/15/2026	18,963
290,000	5.375%, 4/12/2027	142,825
227,000	9.750%, 5/17/2035	139,605
10,000	5.500%, 4/12/2037	4,840
	Venezuela Government International Bond
170,000	6.000%, 12/9/2020	99,025
70,000	12.750%, 8/23/2022	57,400
440,000	9.000%, 5/7/2023	281,600
40,000	8.250%, 10/13/2024	24,000
100,000	7.650%, 4/21/2025	58,000
50,000	9.250%, 5/7/2028	31,500
995,000	11.950%, 8/5/2031	736,300

	Total	2,061,347

Vietnam (<0.1%)
	Vietnam Government International Bond
220,000	6.875%, 1/15/2016	233,750

	Total	233,750

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	20,275
150,000	6.750%, 2/9/2022[c]	152,063

	Total	172,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Zambia (0.1%)
	Zambia Government International Bond
$210,000	5.375%, 9/20/2022[c]	$175,875
600,000	5.375%, 9/20/2022	502,500

	Total	678,375

	Total Long-Term Fixed Income (cost $70,635,414)	66,854,524

Shares	Preferred Stock (1.0%)	Value

Brazil (0.3%)
159,000	Petroleo Brasileiro SA ADR	1,892,100
24,800	Vale SA	306,794
40,282	Vale SA ADR	494,663

	Total	2,693,557

Germany (<0.1%)
2,317	Sixt SE	63,321

	Total	63,321

Italy (0.1%)
185,046	Unipol Gruppo Finanziario SPA	941,368

	Total	941,368

South Korea (0.6%)
5,450	Samsung Electronics Company, Ltd.	4,802,889

	Total	4,802,889

	Total Preferred Stock (cost $9,237,691)	8,501,135

Shares	Collateral Held for Securities Loaned (1.4%)	Value

11,865,350	Thrivent Cash Management Trust	11,865,350

	Total Collateral Held for Securities Loaned (cost $11,865,350)	11,865,350

Shares or Principal Amount	Short-Term Investments (1.7%)[q]	Value

	Federal Home Loan Bank Discount Notes
300,000	0.098%, 5/28/2014[r]	299,905
14,100,398	Thrivent Cash Management Trust 0.060%	14,100,398

	Total Short-Term Investments (at amortized cost)	14,400,303

	Total Investments (cost $758,693,680) 100.7%	$838,096,805

	Other Assets and Liabilities, Net (0.7%)	(5,729,210)

	Total Net Assets 100.0%	$832,367,595

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $23,208,917 or 2.8% of total net assets.
d	Principal amount is displayed in Euros.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2014.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost
Belize Government International Bond, 8/20/2017	3/20/2013	$99,383
Cementos Progreso Trust, 11/6/2023	10/30/2013	$196,506
Dominican Republic Government International Bond, 2/4/2028	3/7/2013	$265,589
Independencia International, Ltd., 12/30/2016	3/29/2010	$100,627
KazMunayGas National Company, 4/30/2043	4/24/2013	$688,275
San Miguel Industrias Pet SA, 11/6/2020	10/30/2013	$150,000

h	Principal amount is displayed in Brazilian Real.
i	Defaulted security. Interest is not being accrued.
j	Security is fair valued.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Mexican Pesos.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Principal amount is displayed in Russian Rubles.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At January 31, 2014, $299,905 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$119,226,092
Gross unrealized depreciation	(39,822,967)

Net unrealized appreciation (depreciation)	$79,403,125

Cost for federal income tax purposes	$758,693,680

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	112,134,488	980,390	111,154,098	–
Consumer Staples	65,066,273	2,526,720	62,539,553	–
Energy	51,704,606	9,219,525	42,485,081	–
Financials	180,444,988	9,695,664	170,749,324	–
Health Care	51,003,276	–	51,003,276	–
Industrials	145,966,877	1,250,082	144,716,795	–
Information Technology	42,207,700	103,720	42,103,980	–
Materials	59,410,921	3,242,199	56,168,722	–
Telecommunications Services	26,734,097	3,227,462	23,506,635	–
Utilities	1,802,267	–	1,802,267	–
Long-Term Fixed Income
Basic Materials	634,014	–	634,014	–
Capital Goods	739,699	–	739,699	–
Communications Services	1,623,692	–	1,623,692	–
Consumer Cyclical	759,925	–	759,925	–
Consumer Non-Cyclical^	1,284,893	–	1,284,893	0
Energy	7,803,850	–	7,803,850	–
Financials	5,182,748	–	5,182,748	–
Foreign Government	46,712,474	–	46,410,780	301,694
Utilities	2,113,229	–	2,113,229	–
Preferred Stock
Energy	1,892,100	1,892,100	–	–
Financials	941,368	–	941,368	–
Industrials	63,321	–	63,321	–
Information Technology	4,802,889	–	4,802,889	–
Materials	801,457	494,663	306,794	–
Collateral Held for Securities Loaned	11,865,350	11,865,350	–	–
Short-Term Investments	14,400,303	14,100,398	299,905	–
Total	$838,096,805	$58,598,273	$779,196,838	$301,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	139,099	139,099	–	–
Foreign Currency Forward Contracts	750,909	–	750,909	–
Total Asset Derivatives	$890,008	$139,099	$750,909	$–

Liability Derivatives
Futures Contracts	331,343	331,343	–	–
Foreign Currency Forward Contracts	678,244	–	678,244	–
Total Liability Derivatives	$1,009,587	$331,343	$678,244	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	13	March 2014	$2,863,484	$2,862,641	($843)
5-Yr. U.S. Treasury Bond Futures	65	March 2014	7,804,164	7,840,625	36,461
10-Yr. U.S. Treasury Bond Futures	(48)	March 2014	(5,946,827)	(6,036,000)	(89,173)
30-Yr. U.S. Treasury Bond Futures	(47)	March 2014	(6,136,855)	(6,278,906)	(142,051)
CME 3 Month Eurodollar Futures	(27)	March 2016	(6,666,301)	(6,663,600)	2,701
CME 3 Month Eurodollar Futures	(54)	December 2015	(13,381,754)	(13,362,975)	18,779
CME 3 Month Eurodollar Futures	(27)	June 2016	(6,648,693)	(6,645,038)	3,655
Mini MSCI EAFE Index Futures	35	March 2014	3,280,426	3,181,150	(99,276)
Ultra Long Term U.S. Treasury Bond Futures	16	March 2014	2,223,497	2,301,000	77,503
Total Futures Contracts					($192,244)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	MSC	1,062,499	2/24/2014 - 2/28/2014	$438,000	$437,562	($438)
Brazilian Real	RBC	1,685,452	2/24/2014 - 3/5/2014	689,849	693,187	3,338
Brazilian Real	UBS	2,120,282	2/10/2014 - 2/28/2014	873,000	873,813	813
British Pound	SSB	384,780	2/3/2014 - 2/4/2014	637,268	632,540	(4,728)
Colombian Peso	BB	280,010,881	2/12/2014	144,306	138,841	(5,465)
Czech Republic Koruna	BNP	2,889,075	3/19/2014	144,094	141,656	(2,438)
Euro	SB	108,000	3/19/2014	146,370	145,650	(720)
Euro	BNP	519,284	3/19/2014	640,611	700,312	59,701
Euro	BB	106,000	3/19/2014	144,807	142,953	(1,854)
Euro	UBS	322,854	3/12/2014 - 3/19/2014	438,245	435,404	(2,841)
Euro	DB	639,000	3/19/2014	866,193	861,761	(4,432)
Euro	BIO	502,480	2/3/2014	686,906	677,699	(9,207)
Euro	SSB	1,812,030	2/3/2014	2,477,064	2,443,899	(33,165)
Euro	BOA	850,659	3/19/2014	1,159,566	1,147,207	(12,359)
Euro	HSBC	213,000	3/19/2014	290,678	287,254	(3,424)
Euro	SSB	108,000	3/19/2014	146,620	145,650	(970)
Hong Kong Dollar	BB	486,612	2/4/2014	62,650	62,677	27
Hong Kong Dollar	MSC	749,000	2/4/2014	96,462	96,473	11
Hungarian Forint	DB	32,290,460	3/19/2014	147,011	139,180	(7,831)
Hungarian Forint	BOA	66,202,476	3/19/2014	291,429	285,350	(6,079)
Hungarian Forint	CITI	133,554,834	3/19/2014	594,149	575,656	(18,493)
Indian Rupee	HSBC	8,986,578	2/18/2014	144,397	142,887	(1,510)
Indian Rupee	CITI	18,230,655	2/10/2014 - 2/18/2014	292,000	290,114	(1,886)
Indian Rupee	BB	9,108,356	2/13/2014	146,000	144,976	(1,024)
Indian Rupee	JPM	8,851,262	2/13/2014	141,552	140,884	(668)
Japanese Yen	SSB	15,376,866	3/19/2014	146,000	150,568	4,568
Japanese Yen	CSFB	29,786,770	3/19/2014	290,000	291,667	1,667
Japanese Yen	CITI	45,246,859	3/19/2014	436,000	443,050	7,050
Japanese Yen	JPM	14,927,773	3/19/2014	144,900	146,170	1,270
Japanese Yen	SB	41,859,106	3/19/2014	401,000	409,877	8,877
Japanese Yen	DB	15,031,120	3/19/2014	145,000	147,182	2,182
Japanese Yen	BNP	15,015,475	3/19/2014	145,000	147,029	2,029
Japanese Yen	HSBC	14,925,151	3/19/2014	145,803	146,145	342
Malaysian Ringgit	DB	1,799,810	2/21/2014 - 3/4/2014	543,703	537,305	(6,398)
Malaysian Ringgit	JPM	459,455	2/13/2014	142,839	137,224	(5,615)
Malaysian Ringgit	BB	921,128	2/13/2014	285,626	275,111	(10,515)
Malaysian Ringgit	UBS	954,285	2/21/2014	287,167	284,924	(2,243)
Malaysian Ringgit	CITI	532,126	3/4/2014	160,000	158,803	(1,197)
Malaysian Ringgit	SB	2,012,000	2/7/2014	616,771	601,060	(15,711)
Mexican Peso	SSB	3,931,081	3/19/2014	293,000	292,900	(100)
Mexican Peso	UBS	2,026,661	2/5/2014	151,526	151,537	11
Mexican Peso	CITI	5,775,413	3/19/2014	437,000	430,320	(6,680)
Mexican Peso	DB	38,170,059	3/19/2014	2,950,757	2,844,005	(106,752)
New Taiwan Dollar	CITI	4,387,338	3/5/2014	145,000	145,000	–
New Taiwan Dollar	DB	29,440,487	2/6/2014 - 3/7/2014	980,112	972,352	(7,760)
Philippines Peso	BB	6,301,214	2/28/2014	138,458	139,010	552
Philippines Peso	HSBC	13,843,000	2/7/2014	313,133	305,434	(7,699)
Polish Zloty	HSBC	445,543	3/19/2014	145,760	141,031	(4,729)
Polish Zloty	MSC	448,246	3/19/2014	146,644	141,886	(4,758)
Polish Zloty	BOA	454,943	3/19/2014	147,378	144,006	(3,372)
Polish Zloty	BNP	877,939	3/19/2014	287,866	277,900	(9,966)
Russian Ruble	DB	5,029,125	2/24/2014	146,500	142,516	(3,984)
Russian Ruble	CITI	33,433,501	2/21/2014 - 2/24/2014	977,902	947,482	(30,420)
Russian Ruble	HSBC	5,012,818	2/21/2014	147,000	142,114	(4,886)
Russian Ruble	UBS	15,047,574	2/18/2014 - 2/24/2014	439,000	426,540	(12,460)
Russian Ruble	CSFB	64,085,128	2/14/2014 - 2/28/2014	1,861,000	1,816,416	(44,584)
Singapore Dollar	BB	185,197	3/19/2014	145,000	145,095	95
Singapore Dollar	SB	702,511	3/19/2014	549,000	550,394	1,394
South African Rand	UBS	3,152,667	3/19/2014	292,000	282,047	(9,953)
South African Rand	MSC	1,593,346	3/19/2014	146,000	142,545	(3,455)
South African Rand	BB	1,572,478	3/19/2014	146,000	140,679	(5,321)
South African Rand	SB	1,577,661	3/19/2014	146,000	141,142	(4,858)
South Korean Won	SSB	25,731,245	2/3/2014	24,091	24,040	(51)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Swiss Franc	SSB	405,227	2/3/2014 - 2/4/2014	$452,577	$446,950	($5,627)
Thai Baht	SSB	3,071,201	2/3/2014 - 2/4/2014	93,083	93,039	(44)
Turkish Lira	HSBC	335,636	3/19/2014	145,000	146,630	1,630
Turkish Lira	DB	645,818	3/19/2014	289,542	282,141	(7,401)
Turkish Lira	RBS	320,866	3/19/2014	146,000	141,938	(4,062)
Turkish Lira	BB	883,595	3/19/2014	407,800	386,019	(21,781)
Turkish Lira	RBS	1,523,444	3/19/2014	708,000	665,552	(42,448)
Turkish Lira	MSC	1,558,482	3/19/2014	710,000	680,860	(29,140)
Turkish Lira	JPM	1,310,959	3/19/2014	586,000	572,724	(13,276)
Total Purchases				$30,423,165	$29,961,944	($461,221)

Sales
Brazilian Real	RBC	1,113,132	2/24/2014 - 2/28/2014	$459,000	$458,278	$722
Brazilian Real	UBS	2,732,449	2/10/2014 - 2/28/2014	1,139,000	1,126,235	12,765
Brazilian Real	MSC	1,574,114	2/24/2014 - 3/5/2014	659,500	648,303	11,197
Brazilian Real	CITI	3,694,000	4/16/2014	1,534,754	1,502,040	32,714
British Pound	SSB	1,035,354	2/3/2014	1,715,543	1,702,019	13,524
Canadian Dollar	SSB	691,942	2/3/2014	619,514	621,272	(1,758)
Canadian Dollar	SSB	13,875	2/3/2014 - 2/4/2014	12,375	12,458	(83)
Chilean Peso	CSFB	80,134,034	2/27/2014	146,500	143,869	2,631
Czech Republic Koruna	BNP	8,260,437	3/19/2014	411,243	405,022	6,221
Euro	SSB	279,418	2/3/2014 - 2/4/2014	381,654	376,855	4,799
Euro	BNP	105,000	3/19/2014	144,094	141,604	2,490
Euro	CSFB	803,237	3/19/2014	1,105,214	1,083,253	21,961
Euro	SSB	273,733	2/3/2014 - 3/12/2014	370,723	369,178	1,545
Euro	UBS	894,917	3/12/2014	1,225,266	1,206,889	18,377
Euro	UBS	105,854	2/3/2014	143,941	142,766	1,175
Euro	HSBC	106,000	3/19/2014	145,760	142,953	2,807
Euro	CITI	429,736	3/19/2014	594,149	579,546	14,603
Euro	BOA	530,000	3/19/2014	726,769	714,763	12,006
Euro	DB	107,000	3/19/2014	147,011	144,301	2,710
Euro	MSC	106,000	3/19/2014	146,644	142,953	3,691
Hungarian Forint	DB	162,653,964	3/19/2014	723,977	701,080	22,897
Hungarian Forint	BOA	130,509,390	3/19/2014	584,965	562,529	22,436
Hungarian Forint	BNP	64,882,231	3/19/2014	223,018	279,660	(56,642)
Hungarian Forint	HSBC	32,925,911	3/19/2014	144,807	141,919	2,888
Hungarian Forint	UBS	65,928,505	3/19/2014	294,306	284,169	10,137
Indian Rupee	BNP	9,033,020	2/18/2014	146,000	143,625	2,375
Indian Rupee	DB	18,421,873	2/13/2014	290,000	293,218	(3,218)
Indonesian Rupiah	DB	1,766,736,141	2/24/2014	148,030	144,196	3,834
Israeli Shekel	DB	1,524,620	3/19/2014	435,500	433,591	1,909
Japanese Yen	SSB	265,995,700	2/3/2014	2,603,462	2,603,462	–
Japanese Yen	MSC	9,915,000	2/4/2014	96,437	97,044	(607)
Japanese Yen	SSB	103,680,174	3/19/2014	1,010,000	1,015,217	(5,217)
Japanese Yen	UBS	14,795,308	3/19/2014	143,471	144,873	(1,402)
Japanese Yen	SB	14,773,536	3/19/2014	144,000	144,660	(660)
Japanese Yen	CITI	44,236,978	3/19/2014	431,000	433,161	(2,161)
Japanese Yen	HSBC	14,878,856	3/19/2014	145,000	145,691	(691)
Malaysian Ringgit	BB	979,774	2/21/2014	294,000	292,534	1,466
Malaysian Ringgit	DB	865,785	2/7/2014	263,000	258,643	4,357
Mexican Peso	SSB	20,387,780	3/19/2014	1,531,000	1,519,071	11,929
Mexican Peso	CSFB	3,916,824	3/19/2014	293,000	291,838	1,162
Mexican Peso	UBS	8,520,892	3/20/2014	638,818	634,827	3,991
Mexican Peso	JPM	3,864,524	3/19/2014	293,000	287,941	5,059
New Taiwan Dollar	DB	16,859,042	2/6/2014	555,909	556,584	(675)
Philippines Peso	DB	13,908,597	2/7/2014	311,000	306,881	4,119
Polish Zloty	BB	449,517	3/19/2014	144,807	142,289	2,518
Polish Zloty	BNP	831,453	3/19/2014	273,139	263,185	9,954
Polish Zloty	BOA	2,675,715	3/19/2014	868,641	846,962	21,679
Polish Zloty	DB	1,344,253	3/19/2014	435,895	425,505	10,390
Russian Ruble	BOA	4,910,959	2/14/2014	148,215	139,362	8,853
Russian Ruble	MSC	10,469,866	2/14/2014 - 2/28/2014	305,193	296,826	8,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Russian Ruble	CITI	39,459,158	2/21/2014 - 2/28/2014	$1,146,635	$1,118,155	$28,480
Russian Ruble	CSFB	44,378,500	2/7/2014 - 2/21/2014	1,317,336	1,259,055	58,281
Russian Ruble	UBS	28,971,070	2/14/2014 - 2/24/2014	857,215	821,368	35,847
Singapore Dollar	HSBC	1,104,246	3/19/2014	873,000	865,139	7,861
Singapore Dollar	SB	1,077,346	3/19/2014	859,470	844,063	15,407
South African Rand	UBS	1,634,861	3/19/2014	145,000	146,259	(1,259)
South African Rand	BB	1,630,931	3/19/2014	145,000	145,908	(908)
South African Rand	SB	1,635,644	3/19/2014	145,000	146,329	(1,329)
South African Rand	DB	3,250,982	3/19/2014	291,000	290,842	158
South Korean Won	BB	631,614,239	2/27/2014	586,000	589,729	(3,729)
Swedish Krona	SSB	3,450,507	2/3/2014	533,817	526,682	7,135
Swiss Franc	SSB	98,273	2/3/2014	108,577	108,391	186
Turkish Lira	RBC	2,938,880	3/19/2014	1,413,127	1,283,919	129,208
Turkish Lira	RBS	1,006,077	3/19/2014	456,000	439,529	16,471
Turkish Lira	MSC	600,411	3/19/2014	263,800	262,303	1,497
Turkish Lira	JPM	679,066	3/19/2014	293,000	296,666	(3,666)
Turkish Lira	BB	688,869	3/19/2014	292,050	300,948	(8,898)
Total Sales				$35,474,271	$34,940,385	$533,886

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$72,665

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$13,655,850	$25,883,147	$27,673,647	11,865,350	$11,865,350	$4,482
Cash Management Trust- Short Term Investment	13,243,347	34,868,195	34,011,144	14,100,398	14,100,398	2,141
Total Value and Income Earned	26,899,197				25,965,748	6,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Large Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (95.2%)	Value

Consumer Discretionary (19.7%)
53,191	Amazon.com, Inc.[a]	$19,079,080
20,850	AutoZone, Inc.[a]	10,322,001
280,250	Comcast Corporation	15,259,612
125,650	Home Depot, Inc.	9,656,203
207,850	Las Vegas Sands Corporation	15,904,682
162,400	NIKE, Inc.	11,830,840
297,150	Twenty-First Century Fox, Inc.	9,455,313

	Total	91,507,731

Consumer Staples (1.9%)
54,700	Anheuser-Busch InBev NV ADR	5,245,183
52,500	Nestle SA	3,804,746

	Total	9,049,929

Energy (7.2%)
80,250	Cameron International Corporation[a]	4,812,593
37,000	EOG Resources, Inc.	6,113,880
135,200	Marathon Oil Corporation	4,433,208
105,500	Schlumberger, Ltd.	9,238,635
663,100	Weatherford International, Ltd.[a]	8,978,374

	Total	33,576,690

Financials (6.0%)
165,950	Citigroup, Inc.	7,871,008
157,789	J.P. Morgan Chase & Company	8,735,199
51,550	Visa, Inc.	11,105,417

	Total	27,711,624

Health Care (14.9%)
186,200	Covidien plc	12,706,288
221,600	Express Scripts Holding Company[a]	16,551,304
340,900	Gilead Sciences, Inc.[a]	27,493,585
80,837	Perrigo Company plc	12,583,087

	Total	69,334,264

Industrials (10.5%)
64,900	Boeing Company	8,129,374
45,700	Fluor Corporation	3,471,372
151,500	Honeywell International, Inc.	13,821,345
224,900	Jacobs Engineering Group, Inc.[a]	13,653,679
57,200	Union Pacific Corporation	9,966,528

	Total	49,042,298

Information Technology (33.1%)
68,852	Apple, Inc.	34,467,311
279,500	EMC Corporation	6,775,080
336,600	Facebook, Inc.[a]	21,061,062
30,653	Google, Inc.[a]	36,200,273
162,000	MasterCard, Inc.	12,260,160
104,600	NetApp, Inc.	4,428,764
262,850	QUALCOMM, Inc.	19,508,727
152,850	Salesforce.com, Inc.[a]	9,252,011
113,600	VMware, Inc.[a]	10,239,904

	Total	154,193,292

Materials (1.9%)
67,500	Monsanto Company	7,192,125

Shares	Common Stock (95.2%)	Value

Materials (1.9%) - continued
59,500	Teck Resources, Ltd.	$1,429,190

	Total	8,621,315

	Total Common Stock (cost $331,178,429)	443,037,143

Shares or Principal Amount	Short-Term Investments (4.9%)[b]	Value

	Federal Home Loan Bank Discount Notes
400,000	0.080%, 2/14/2014[c]	399,988
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.065%, 2/24/2014[c]	199,992
	Federal National Mortgage Association Discount Notes
500,000	0.075%, 2/12/2014[c]	499,989
21,604,938	Thrivent Cash Management Trust 0.060%	21,604,938

	Total Short-Term Investments (at amortized cost)	22,704,907

	Total Investments (cost $353,883,336) 100.1%	$465,742,050

	Other Assets and Liabilities, Net (0.1%)	(319,504)

	Total Net Assets 100.0%	$465,422,546

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At January 31, 2014, $999,972 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$115,160,479
Gross unrealized depreciation	(3,301,765)
Net unrealized appreciation (depreciation)	$111,858,714

Cost for federal income tax purposes	$353,883,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Large Cap Growth Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	91,507,731	91,507,731	–	–
Consumer Staples	9,049,929	5,245,183	3,804,746	–
Energy	33,576,690	33,576,690	–	–
Financials	27,711,624	27,711,624	–	–
Health Care	69,334,264	69,334,264	–	–
Industrials	49,042,298	49,042,298	–	–
Information Technology	154,193,292	154,193,292	–	–
Materials	8,621,315	8,621,315	–	–
Short-Term Investments	22,704,907	21,604,938	1,099,969	–
Total	$465,742,050	$460,837,335	$4,904,715	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	173,303	–	173,303	–

Total Asset Derivatives	$173,303	$–	$173,303	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	264	March 2014	$10,544,075	$10,717,378	$173,303
Total Futures Contracts					$173,303

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$6,510,000	$14,167,225	$20,677,225	–	$–	$1,768
Cash Management Trust- Short Term Investment	17,617,000	11,262,611	7,274,673	21,604,938	21,604,938	3,024
Total Value and Income Earned	24,127,000				21,604,938	4,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Large Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (96.6%)	Value

Consumer Discretionary (10.0%)
115,720	CBS Corporation	$6,795,079
244,064	Delphi Automotive plc	14,861,057
63,500	Kohl’s Corporation	3,215,005
444,431	Lowe’s Companies, Inc.	20,572,711
417,650	News Corporation	13,047,386
119,690	Time Warner Cable, Inc.	15,951,086

	Total	74,442,324

Consumer Staples (6.6%)
282,240	CVS Caremark Corporation	19,113,293
75,050	Kimberly-Clark Corporation	8,208,219
76,258	Kraft Foods Group, Inc.	3,992,106
333,476	Mondelez International, Inc.	10,921,339
84,337	Philip Morris International, Inc.	6,590,093

	Total	48,825,050

Energy (12.5%)
117,940	Cameron International Corporation[a]	7,072,862
98,259	Chevron Corporation	10,968,652
72,747	EOG Resources, Inc.	12,020,714
178,290	EQT Corporation	16,547,095
433,411	Marathon Oil Corporation	14,211,547
150,300	Schlumberger, Ltd.	13,161,771
339,000	Total SA ADR	19,380,630

	Total	93,363,271

Financials (22.6%)
122,967	ACE, Ltd.	11,535,534
150,490	Allstate Corporation	7,705,088
1,641,610	Bank of America Corporation	27,496,968
614,940	Citigroup, Inc.	29,166,604
150,400	Deutsche Bank AG	7,246,272
382,660	Invesco, Ltd.	12,723,445
477,920	MetLife, Inc.	23,441,976
518,180	Morgan Stanley	15,291,492
170,420	State Street Corporation	11,409,619
70,763	SVB Financial Group[a]	7,941,731
318,205	Wells Fargo & Company	14,427,415

	Total	168,386,144

Health Care (13.2%)
242,940	Baxter International, Inc.	16,592,802
184,276	Covidien plc	12,574,994
116,700	Express Scripts Holding Company[a]	8,716,323
119,795	Johnson & Johnson	10,598,263
507,210	Merck & Company, Inc.	26,866,914
244,599	Sanofi ADR[b]	11,960,891
152,353	UnitedHealth Group, Inc.	11,012,075

	Total	98,322,262

Industrials (9.5%)
66,500	Boeing Company	8,329,790
509,000	CSX Corporation	13,697,190
137,726	Honeywell International, Inc.	12,564,743
177,800	Ingersoll-Rand plc	10,452,862
273,490	Jacobs Engineering Group, Inc.[a]	16,603,578
122,440	Pentair, Ltd.	9,100,965

	Total	70,749,128

Information Technology (13.3%)
904,830	Cisco Systems, Inc.	19,824,825

Shares	Common Stock (96.6%)	Value

Information Technology (13.3%) - continued
326,981	Microsoft Corporation	$12,376,231
245,550	NetApp, Inc.	10,396,587
215,200	Oracle Corporation	7,940,880
683,560	Symantec Corporation	14,635,020
202,000	Teradata Corporation[a]	8,306,240
373,550	Texas Instruments, Inc.	15,838,520
203,733	Xilinx, Inc.	9,457,286

	Total	98,775,589

Materials (3.0%)
127,610	Celanese Corporation	6,462,170
191,300	Dow Chemical Company	8,706,063
142,350	Nucor Corporation	6,882,623

	Total	22,050,856

Telecommunications Services (1.5%)
236,749	Verizon Communications, Inc.	11,368,687

	Total	11,368,687

Utilities (4.4%)
452,840	NiSource, Inc.	15,564,111
418,090	PG&E Corporation	17,622,493

	Total	33,186,604

	Total Common Stock (cost $534,762,182)	719,469,915

Shares	Collateral Held for Securities Loaned (1.3%)	Value

9,342,875	Thrivent Cash Management Trust	9,342,875

	Total Collateral Held for Securities Loaned (cost $9,342,875)	9,342,875

Shares or Principal Amount	Short-Term Investments (3.7%)[c]	Value

27,542,079	Thrivent Cash Management Trust 0.060%	27,542,079

	Total Short-Term Investments (at amortized cost)	27,542,079

	Total Investments (cost $571,647,136) 101.6%	$756,354,869

	Other Assets and Liabilities, Net (1.6%)	(11,750,065)

	Total Net Assets 100.0%	$744,604,804

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Large Cap Value Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$187,904,700
Gross unrealized depreciation	(3,196,967)

Net unrealized appreciation (depreciation)	$184,707,733

Cost for federal income tax purposes	$571,647,136

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	74,442,324	74,442,324	–	–
Consumer Staples	48,825,050	48,825,050	–	–
Energy	93,363,271	93,363,271	–	–
Financials	168,386,144	168,386,144	–	–
Health Care	98,322,262	98,322,262	–	–
Industrials	70,749,128	70,749,128	–	–
Information Technology	98,775,589	98,775,589	–	–
Materials	22,050,856	22,050,856	–	–
Telecommunications Services	11,368,687	11,368,687	–	–
Utilities	33,186,604	33,186,604	–	–
Collateral Held for Securities Loaned	9,342,875	9,342,875	–	–
Short-Term Investments	27,542,079	27,542,079	–	–

Total	$756,354,869	$756,354,869	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$9,844,200	$22,634,950	$23,136,275	9,342,875	$9,342,875	$7,855
Cash Management Trust- Short Term Investment	18,459,046	17,691,829	8,608,796	27,542,079	27,542,079	3,422
Total Value and Income Earned	28,303,246				36,884,954	11,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Large Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (94.1%)	Value

Consumer Discretionary (12.8%)
120,100	Amazon.com, Inc.[a]	$43,078,669
79,250	AutoZone, Inc.[a]	39,233,505
789,000	Comcast Corporation	42,961,050
158,824	Kohl’s Corporation	8,041,259
646,430	Las Vegas Sands Corporation	49,464,824
1,308,000	Twenty-First Century Fox, Inc.	41,620,560

	Total	224,399,867

Consumer Staples (8.3%)
338,750	Anheuser-Busch InBev NV ADR	32,482,737
299,600	CVS Caremark Corporation	20,288,912
477,750	Kimberly-Clark Corporation	52,251,518
513,550	Philip Morris International, Inc.	40,128,797

	Total	145,151,964

Energy (9.3%)
300,550	Cameron International Corporation[a]	18,023,983
118,915	EOG Resources, Inc.	19,649,515
1,098,450	Marathon Oil Corporation	36,018,175
288,870	Schlumberger, Ltd.	25,296,346
297,100	Total SA ADR	16,985,207
3,524,600	Weatherford International, Ltd.[a]	47,723,084

	Total	163,696,310

Financials (14.8%)
271,950	ACE, Ltd.	25,511,629
650,817	Bank of America Corporation	10,901,185
874,000	Citigroup, Inc.	41,453,820
354,050	Deutsche Bank AG	17,058,129
787,050	Invesco, Ltd.	26,169,412
1,137,074	J.P. Morgan Chase & Company	62,948,417
445,106	State Street Corporation	29,799,847
1,002,650	Wells Fargo & Company	45,460,151

	Total	259,302,590

Health Care (13.4%)
180,760	Baxter International, Inc.	12,345,908
264,420	Covidien plc	18,044,021
464,850	Express Scripts Holding Company[a]	34,719,646
511,350	Gilead Sciences, Inc.[a]	41,240,378
370,850	Johnson & Johnson	32,809,099
1,143,220	Merck & Company, Inc.	60,556,363
219,322	Perrigo Company plc	34,139,663

	Total	233,855,078

Industrials (9.6%)
353,600	Boeing Company	44,291,936
123,150	Fluor Corporation	9,354,474
339,820	Honeywell International, Inc.	31,001,778
601,380	Jacobs Engineering Group, Inc.[a]	36,509,780
267,600	Union Pacific Corporation	46,626,624

	Total	167,784,592

Information Technology (20.5%)
157,628	Apple, Inc.	78,908,577
1,420,000	EMC Corporation	34,420,800
362,600	Facebook, Inc.[a]	22,687,882
48,492	Google, Inc.[a]	57,267,597
228,000	MasterCard, Inc.	17,255,040
565,800	NetApp, Inc.	23,955,972
481,950	QUALCOMM, Inc.	35,770,329

Shares	Common Stock (94.1%)	Value

Information Technology (20.5%) - continued
321,400	Salesforce.com, Inc.[a]	$19,454,342
491,600	Symantec Corporation	10,525,156
388,800	Teradata Corporation[a]	15,987,456
262,650	VMware, Inc.[a]	23,675,271
424,030	Xilinx, Inc.	19,683,473

	Total	359,591,895

Materials (2.3%)
417,950	Celanese Corporation	21,164,988
430,100	Dow Chemical Company	19,573,851

	Total	40,738,839

Utilities (3.1%)
856,080	NiSource, Inc.	29,423,470
604,800	PG&E Corporation	25,492,320

	Total	54,915,790

	Total Common Stock (cost $1,269,092,806)	1,649,436,925

Shares or Principal Amount	Short-Term Investments (5.9%)[b]	Value

	Federal Home Loan Bank Discount Notes
300,000	0.065%, 2/14/2014[c]	299,993
5,000,000	0.120%, 5/16/2014[c]	4,998,267
800,000	0.119%, 5/28/2014[c]	799,694
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.050%, 2/18/2014[c]	499,988
100,000	0.065%, 2/24/2014[c]	99,996
97,216,802	Thrivent Cash Management Trust 0.060%	97,216,802

	Total Short-Term Investments (at amortized cost)	103,914,740

	Total Investments (cost $1,373,007,546) 100.0%	$1,753,351,665

	Other Assets and Liabilities, Net (<0.1%)	(761,432)

	Total Net Assets 100.0%	$1,752,590,233

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At January 31, 2014, $6,697,938 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Large Cap Stock Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$396,083,546
Gross unrealized depreciation	(15,739,427)

Net unrealized appreciation (depreciation)	$380,344,119

Cost for federal income tax purposes	$1,373,007,546

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	224,399,867	224,399,867	–	–
Consumer Staples	145,151,964	145,151,964	–	–
Energy	163,696,310	163,696,310	–	–
Financials	259,302,590	259,302,590	–	–
Health Care	233,855,078	233,855,078	–	–
Industrials	167,784,592	167,784,592	–	–
Information Technology	359,591,895	359,591,895	–	–
Materials	40,738,839	40,738,839	–	–
Utilities	54,915,790	54,915,790	–	–
Short-Term Investments	103,914,740	97,216,802	6,697,938	–

Total	$1,753,351,665	$1,746,653,727	$6,697,938	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,334,904	–	1,334,904	–

Total Asset Derivatives	$1,334,904	$–	$1,334,904	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	2,030	March 2014	$81,075,239	$82,410,143	$1,334,904
Total Futures Contracts					$1,334,904

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$–	$80,722,483	$80,722,483	–	$–	$15,333
Cash Management Trust- Short Term Investment	104,494,057	55,833,080	63,110,335	97,216,802	97,216,802	15,994
Total Value and Income Earned	104,494,057				97,216,802	31,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

High Yield Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (3.9%)[a]	Value

Communications Services (1.5%)
	Clear Channel Communications, Inc., Term Loan
$125,443	3.818%, 1/29/2016	$122,193
7,202,962	6.918%, 1/30/2019	6,985,361
2,316,595	7.669%, 7/30/2019	2,306,309
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,097,375	9.000%, 3/22/2019	2,134,414

	Total	11,548,277

Consumer Cyclical (0.3%)
	Mohegan Tribal Gaming Authority, Term Loan
2,290,000	5.500%, 11/19/2019	2,326,388

	Total	2,326,388

Consumer Non-Cyclical (1.3%)
	Albertsons, Inc., Term Loan
2,985,000	4.750%, 3/21/2019	3,012,940
	DJO Finance, LLC, Term Loan
2,919,405	4.750%, 9/15/2017	2,939,840
	HCA, Inc., Term Loan
4,259,778	2.997%, 5/1/2018	4,261,311

	Total	10,214,091

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,350,000	6.500%, 2/28/2019	2,332,963

	Total	2,332,963

Technology (0.5%)
	First Data Corporation Extended, Term Loan
3,809,215	4.158%, 3/23/2018	3,805,406

	Total	3,805,406

	Total Bank Loans (cost $29,501,954)	30,227,125

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,969,164	5.746%, 5/25/2036	1,494,078
1,600,000	6.011%, 5/25/2036	1,180,526

	Total	2,674,604

Basic Materials (7.9%)
	APERAM
2,355,000	7.750%, 4/1/2018[b]	2,455,087
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018[b]	1,494,600
	CONSOL Energy, Inc.
2,430,000	8.250%, 4/1/2020	2,633,512
	FMG Resources Pty. Ltd.
2,370,000	7.000%, 11/1/2015[b,c]	2,465,511
1,410,000	6.000%, 4/1/2017[b,c]	1,491,075
2,800,000	6.875%, 2/1/2018[b,c]	2,947,000
3,860,000	8.250%, 11/1/2019[b,c]	4,250,825

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Basic Materials (7.9%) - continued
	Graphic Packaging International, Inc.
$1,400,000	7.875%, 10/1/2018	$1,505,000
710,000	4.750%, 4/15/2021	701,125
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
5,630,000	8.875%, 2/1/2018	5,855,200
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[b]	2,803,213
	Inmet Mining Corporation
2,900,000	8.750%, 6/1/2020[b]	3,298,750
2,600,000	7.500%, 6/1/2021[b]	2,912,000
	Magnetation, LLC
2,360,000	11.000%, 5/15/2018[b]	2,619,600
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018[d]	2,517,400
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,940,500
	Resolute Forest Products, Inc.
2,830,000	5.875%, 5/15/2023[b]	2,702,650
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	2,056,750
	Sappi Papier Holding GmbH
2,355,000	8.375%, 6/15/2019[b]	2,602,275
	Severstal Columbus, LLC
3,400,000	10.250%, 2/15/2018	3,578,500
	Tembec Industries, Inc.
2,820,000	11.250%, 12/15/2018	3,094,950
	Westmoreland Coal Company
3,325,000	10.750%, 2/1/2018	3,599,313

	Total	61,524,836

Capital Goods (8.1%)
	BlueLine Rental Finance Corporation
1,375,000	7.000%, 2/1/2019[b]	1,421,406
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,588,462
	Cemex Finance, LLC
1,870,000	9.375%, 10/12/2017[b]	2,085,050
	Cemex SAB de CV
2,370,000	9.000%, 1/11/2018[b]	2,559,600
3,220,000	4.989%, 10/15/2018[b,c,e]	3,340,750
	CNH Capital, LLC
1,850,000	3.625%, 4/15/2018	1,870,813
	CTP Transportation Products, LLC
1,590,000	8.250%, 12/15/2019[b]	1,673,475
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,496,875
	Liberty Tire Recycling
1,870,000	11.000%, 10/1/2016[d]	1,832,600
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,819,762
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[b]	2,504,550
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018	3,131,100
3,360,000	8.500%, 4/15/2021	3,712,800
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,545,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

High Yield Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Capital Goods (8.1%) - continued
	Reynolds Group Issuer, Inc.
$1,420,000	9.000%, 4/15/2019	$1,514,075
1,840,000	9.875%, 8/15/2019	2,033,200
1,900,000	5.750%, 10/15/2020	1,942,750
2,370,000	8.250%, 2/15/2021[c]	2,518,125
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,120,550
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[b]	2,980,375
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,485,875
	Tekni-Plex, Inc.
2,388,000	9.750%, 6/1/2019[b]	2,734,260
	United Rentals North America, Inc.
930,000	7.375%, 5/15/2020	1,031,138
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,218,750

	Total	63,161,441

Communications Services (16.7%)
	Altice Financing SA
920,000	6.500%, 1/15/2022[b]	933,800
	Altice Finco SA
950,000	9.875%, 12/15/2020[b]	1,064,000
460,000	8.125%, 1/15/2024[b]	480,700
	AMC Networks, Inc.
4,190,000	7.750%, 7/15/2021	4,703,275
	CCO Holdings, LLC
1,390,000	7.000%, 1/15/2019	1,466,450
700,000	7.375%, 6/1/2020	761,250
1,835,000	5.250%, 3/15/2021[b]	1,782,244
1,835,000	5.250%, 9/30/2022	1,763,894
	CenturyLink, Inc.
570,000	5.625%, 4/1/2020	575,700
	Cequel Communications Escrow 1, LLC
3,180,000	6.375%, 9/15/2020[b]	3,251,550
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,137,500
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[b]	3,930,230
1,470,000	7.000%, 2/15/2020[b]	1,492,050
2,780,000	6.000%, 4/15/2021[b]	2,696,600
	DISH DBS Corporation
2,355,000	5.125%, 5/1/2020	2,355,000
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[d]	4,445,925
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017	3,249,062
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,444,575
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,785,000
	Intelsat Jackson Holdings SA
6,530,000	7.250%, 10/15/2020	7,085,050
1,420,000	6.625%, 12/15/2022	1,466,150
	Intelsat Luxembourg SA
3,290,000	7.750%, 6/1/2021[b]	3,528,525

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Communications Services (16.7%) - continued
	Level 3 Financing, Inc.
$3,700,000	8.625%, 7/15/2020	$4,134,750
1,380,000	6.125%, 1/15/2021[b]	1,411,050
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021[b]	5,116,688
	MDC Partners, Inc.
2,810,000	6.750%, 4/1/2020[b]	2,964,550
	Satmex Escrow SA de CV
4,770,000	9.500%, 5/15/2017	5,056,200
	Sprint Communications, Inc.
7,120,000	9.000%, 11/15/2018[b]	8,597,400
2,530,000	7.000%, 3/1/2020[b]	2,852,575
	Sprint Corporation
2,740,000	7.125%, 6/15/2024[b]	2,753,700
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,398,588
690,000	6.633%, 4/28/2021	726,225
920,000	6.125%, 1/15/2022	940,700
690,000	6.731%, 4/28/2022	724,500
920,000	6.500%, 1/15/2024	939,550
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[b]	4,650,000
	Univision Communications, Inc.
3,000,000	6.750%, 9/15/2022[b]	3,292,500
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[b]	4,260,000
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[b]	1,512,000
	Verizon Communications, Inc.
1,440,000	5.150%, 9/15/2023	1,565,520
	Virgin Media Finance plc
1,042,000	8.375%, 10/15/2019	1,126,662
	WideOpenWest Finance, LLC
4,880,000	10.250%, 7/15/2019	5,441,200
	Wind Acquisition Finance SA
4,240,000	11.750%, 7/15/2017[b]	4,473,200
	Windstream Corporation
1,830,000	7.750%, 10/1/2021	1,921,500
	Zayo Group, LLC
3,075,000	8.125%, 1/1/2020	3,397,875

	Total	130,655,463

Consumer Cyclical (14.7%)
	Beazer Homes USA, Inc.
950,000	9.125%, 6/15/2018	1,011,750
3,470,000	9.125%, 5/15/2019	3,730,250
	Best Buy Company, Inc.
2,360,000	5.000%, 8/1/2018	2,424,900
	Brand Energy & Infrastructure Services, Inc.
1,830,000	8.500%, 12/1/2021[b]	1,857,450
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[b]	2,482,575
1,890,000	6.125%, 7/1/2022[b]	1,899,450
	Burlington Coat Factory Warehouse Corporation
3,350,000	10.000%, 2/15/2019	3,735,250
	Choice Hotels International, Inc.
5,721,000	5.750%, 7/1/2022	5,949,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

High Yield Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Consumer Cyclical (14.7%) - continued
	Chrysler Group, LLC
$2,230,000	8.000%, 6/15/2019	$2,427,913
1,900,000	8.250%, 6/15/2021	2,130,375
	Churchill Downs, Inc.
1,830,000	5.375%, 12/15/2021[b]	1,848,300
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	3,973,725
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,814,400
	DineEquity, Inc.
1,900,000	9.500%, 10/30/2018[c]	2,078,125
	Eldorado Resorts, LLC
5,135,000	8.625%, 6/15/2019[d]	5,404,588
	General Motors Financial Company, Inc.
2,600,000	4.750%, 8/15/2017[b]	2,746,250
1,480,000	3.250%, 5/15/2018[b]	1,491,100
1,190,000	6.750%, 6/1/2018	1,359,575
	GLP Capital, LP
2,755,000	5.375%, 11/1/2023[b]	2,727,450
	Hilton Worldwide Finance, LLC
2,420,000	5.625%, 10/15/2021[b]	2,504,700
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[b]	2,125,825
950,000	5.625%, 2/1/2023[b,c]	969,000
	KB Home
930,000	7.250%, 6/15/2018	1,034,625
1,750,000	8.000%, 3/15/2020[c]	1,946,875
1,420,000	7.500%, 9/15/2022	1,512,300
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,560,487
1,640,000	5.625%, 2/15/2022	1,664,600
	Lear Corporation
1,560,000	8.125%, 3/15/2020	1,708,200
990,000	4.750%, 1/15/2023[b]	935,550
	LKQ Corporation
2,590,000	4.750%, 5/15/2023[b]	2,408,700
	Mariposa Borrower, Inc.
2,760,000	8.000%, 10/15/2021[b]	2,891,100
1,840,000	8.750%, 10/15/2021[b]	1,932,000
	MCE Finance, Ltd.
2,130,000	5.000%, 2/15/2021[b]	2,055,450
	MGM Resorts International
4,600,000	5.250%, 3/31/2020	4,600,000
	Mohegan Tribal Gaming Authority
4,180,000	9.750%, 9/1/2021[b,c]	4,566,650
	New Cotai, LLC
3,481,716	10.625%, 5/1/2019[d]	3,829,888
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021[c]	2,990,925
	Seminole Indian Tribe of Florida
3,775,000	7.804%, 10/1/2020[b]	4,171,375
	Seven Seas Cruises S de RL, LLC
4,730,000	9.125%, 5/15/2019[b]	5,226,650
	Studio City Finance, Ltd.
4,760,000	8.500%, 12/1/2020[b]	5,283,600
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[d]	3,701,250
	West Corporation
3,850,000	8.625%, 10/1/2018	4,153,187

	Total	114,866,203

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Consumer Non-Cyclical (9.6%)
	B&G Foods, Inc.
$3,300,000	4.625%, 6/1/2021	$3,196,875
	Biomet, Inc.
2,725,000	6.500%, 8/1/2020	2,905,531
1,885,000	6.500%, 10/1/2020	1,955,688
	CHS/Community Health Systems, Inc.
1,415,000	7.125%, 7/15/2020	1,506,975
	Emergency Medical Services Corporation
2,685,000	8.125%, 6/1/2019	2,886,375
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[b]	2,635,425
1,850,000	5.750%, 2/15/2021[b]	1,965,625
	FWCT-2 Escrow Corporation
4,570,000	6.875%, 2/1/2022[b]	4,684,250
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,596,387
2,360,000	5.875%, 3/15/2022	2,483,900
1,640,000	4.750%, 5/1/2023	1,605,150
	Healthcare Technology Intermediate, Inc.
2,076,000	7.375%, 9/1/2018[b]	2,146,065
	JBS Finance II, Ltd.
3,950,000	8.250%, 1/29/2018[d]	4,167,250
	JBS USA, LLC
2,100,000	7.250%, 6/1/2021[b]	2,178,750
	Libbey Glass, Inc.
2,979,000	6.875%, 5/15/2020	3,213,596
	Michael Foods Holding, Inc.
2,268,000	8.500%, 7/15/2018[b]	2,375,730
	Prestige Brands, Inc.
920,000	5.375%, 12/15/2021[b]	920,000
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021	4,197,600
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020[b]	2,050,625
1,820,000	6.625%, 11/15/2022[b]	1,936,025
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	3,960,550
	Tenet Healthcare Corporation
5,275,000	8.125%, 4/1/2022	5,756,344
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[b]	2,616,000
	Valeant Pharmaceuticals International, Inc.
480,000	5.625%, 12/1/2021[b]	496,800
	Visant Corporation
4,360,000	10.000%, 10/1/2017	4,207,400
	VPII Escrow Corporation
1,650,000	7.500%, 7/15/2021[b]	1,837,688
	Warner Chilcott Company, LLC
4,115,000	7.750%, 9/15/2018	4,428,769

	Total	74,911,373

Energy (11.0%)
	Bonanza Creek Energy, Inc.
4,415,000	6.750%, 4/15/2021	4,613,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

High Yield Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Energy (11.0%) - continued
	Chaparral Energy, Inc.
$3,850,000	7.625%, 11/15/2022	$4,148,375
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,590,150
	Diamondback Energy, Inc.
2,510,000	7.625%, 10/1/2021[b]	2,641,775
	Energy XXI Gulf Coast, Inc.
3,200,000	7.750%, 6/15/2019	3,448,000
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	3,692,100
	Harvest Operations Corporation
3,540,000	6.875%, 10/1/2017	3,858,600
	Hornbeck Offshore Services, Inc.
1,410,000	5.000%, 3/1/2021	1,371,225
	Kodiak Oil & Gas Corporation
2,820,000	5.500%, 1/15/2021[c]	2,805,900
1,420,000	5.500%, 2/1/2022	1,402,250
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,890,000
1,930,000	7.750%, 2/1/2021	2,045,800
	Markwest Energy Partners, LP
1,521,000	6.250%, 6/15/2022	1,631,272
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[b]	982,800
2,840,000	6.375%, 1/30/2023[b]	2,832,900
1,200,000	7.000%, 3/31/2024[b]	1,221,000
	Memorial Production Partners, LP
2,830,000	7.625%, 5/1/2021	2,929,050
	Northern Oil and Gas, Inc.
3,535,000	8.000%, 6/1/2020	3,729,425
	Northern Tier Energy, LLC
2,980,000	7.125%, 11/15/2020	3,158,800
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019	2,600,100
1,410,000	6.500%, 11/1/2021	1,501,650
1,000,000	6.875%, 3/15/2022[b]	1,060,000
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023	3,770,000
	Pacific Drilling V, Ltd.
3,190,000	7.250%, 12/1/2017[b]	3,437,225
	Parsley Energy, LLC
460,000	7.500%, 2/15/2022[b,f]	460,000
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,337,500
940,000	6.500%, 12/15/2021	998,750
	QEP Resources, Inc.
3,165,000	6.875%, 3/1/2021	3,410,288
	Range Resources Corporation
3,760,000	5.000%, 3/15/2023	3,717,700
	SESI, LLC
1,550,000	6.375%, 5/1/2019	1,646,875
2,800,000	7.125%, 12/15/2021	3,087,000
	United Refining Company
2,789,000	10.500%, 2/28/2018	3,116,708
	Western Refining, Inc.
940,000	6.250%, 4/1/2021	956,450
	Westmoreland Escrow Corporation
1,150,000	10.750%, 2/1/2018[b,g]	1,244,875

	Total	86,338,218

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Financials (8.0%)
	Abengoa Finance SAU
$2,750,000	7.750%, 2/1/2020[b]	$2,887,500
	Algeco Scotsman Global Finance plc
3,320,000	8.500%, 10/15/2018[b,c]	3,593,900
	Ally Financial, Inc.
2,910,000	7.500%, 9/15/2020	3,419,250
	Aviv Healthcare Properties, LP
4,730,000	7.750%, 2/15/2019	5,084,750
1,300,000	6.000%, 10/15/2021	1,332,500
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[b,h]	962,500
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[h]	1,369,012
	Citigroup, Inc.
1,500,000	5.350%, 4/29/2049[h]	1,328,250
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,572,450
	DDR Corporation
720,000	4.625%, 7/15/2022	745,806
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[b,c]	4,883,887
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,494,980
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019[b]	3,486,875
4,720,000	6.000%, 8/1/2020	4,867,500
2,000,000	6.000%, 8/1/2020[b]	2,072,500
2,760,000	5.875%, 2/1/2022[b]	2,735,850
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,660,582
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020[d]	2,461,625
	Omega Healthcare Investors, Inc.
5,600,000	5.875%, 3/15/2024	5,698,000
	PNC Financial Services Group, Inc.
480,000	4.850%, 5/29/2049[c,h]	434,400
	Royal Bank of Scotland Group plc
1,885,000	7.640%, 3/29/2049[h]	1,847,300
	Speedy Cash Intermediate Holdings Corporation
1,830,000	10.750%, 5/15/2018[b]	1,907,775
	TMX Finance, LLC
1,415,000	8.500%, 9/15/2018[b]	1,514,050
	XL Group plc
1,500,000	6.500%, 12/31/2049[h]	1,470,000

	Total	62,831,242

Foreign Government (0.3%)
	Eksportfinans ASA
2,330,000	2.375%, 5/25/2016	2,298,545

	Total	2,298,545

Technology (5.1%)
	Alliance Data Systems Corporation
3,810,000	5.250%, 12/1/2017[b]	3,971,925
3,035,000	6.375%, 4/1/2020[b]	3,209,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

High Yield Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Technology (5.1%) - continued
	Amkor Technology, Inc.
$2,870,000	6.625%, 6/1/2021[c]	$2,999,150
	BMC Software Finance, Inc.
4,220,000	8.125%, 7/15/2021[b]	4,357,150
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023[b]	3,154,250
	First Data Corporation
500,000	7.375%, 6/15/2019[b]	533,750
1,629,000	12.625%, 1/15/2021	1,897,785
460,000	11.750%, 8/15/2021[b]	472,650
2,290,000	11.750%, 8/15/2021[b]	2,352,975
	Flextronics International, Ltd.
2,000,000	4.625%, 2/15/2020	1,965,000
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[c]	2,055,375
2,089,000	10.750%, 8/1/2020	2,397,127
	Infor US, Inc.
2,910,000	9.375%, 4/1/2019	3,273,750
	NXP BV/NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[b]	3,285,000
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[b]	2,042,500
2,350,000	4.875%, 10/15/2023[b]	2,232,500

	Total	40,200,400

Transportation (4.6%)
	American Airlines Pass Through Trust
3,678,524	5.600%, 7/15/2020[b]	3,761,291
	Avis Budget Car Rental, LLC
4,170,000	8.250%, 1/15/2019	4,487,963
3,150,000	5.500%, 4/1/2023	3,039,750
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[b]	2,825,625
1,440,000	6.125%, 4/29/2018	1,519,200
	Delta Air Lines Pass Through Trust
2,478,876	6.875%, 5/7/2019[b,c]	2,633,806
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022[b]	1,907,775
	HDTFS, Inc.
710,000	6.250%, 10/15/2022[c]	731,300
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,946,262
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[c]	2,070,600
1,605,000	8.125%, 11/15/2021[b]	1,637,100
	Navios South American Logistics, Inc.
2,180,000	9.250%, 4/15/2019	2,335,325
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021	3,526,000
	United Airlines Pass Through Trust
1,440,000	5.375%, 8/15/2021	1,454,400
	US Airways Group, Inc.
2,400,000	6.125%, 6/1/2018	2,478,000

	Total	36,354,397

Utilities (5.2%)
	Access Midstream Partners, LP
1,280,000	4.875%, 5/15/2023	1,254,400

Principal Amount	Long-Term Fixed Income (91.5%)	Value

Utilities (5.2%) - continued
	AES Corporation
$2,350,000	7.375%, 7/1/2021	$2,602,625
	Atlas Pipeline Partners, LP
3,770,000	4.750%, 11/15/2021	3,477,825
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	862,650
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,610,000
1,650,000	6.375%, 10/1/2022	1,703,625
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022[b]	2,106,300
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,433,500
940,000	7.125%, 6/1/2022	1,078,650
	Electricite de France
2,500,000	5.250%, 12/29/2049[b,h]	2,415,625
	Energy Future Intermediate Holding Company, LLC
2,360,000	12.250%, 3/1/2022[b,c]	2,734,650
	Holly Energy Partners, LP
1,870,000	8.250%, 3/15/2018	1,956,487
820,000	6.500%, 3/1/2020	852,800
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,081,000
	NRG Energy, Inc.
4,240,000	6.625%, 3/15/2023	4,330,100
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,563,100
760,000	5.500%, 4/15/2023	741,000
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023	4,140,900

	Total	40,945,237

	Total Long-Term Fixed Income (cost $685,431,319)	716,761,959

Shares	Preferred Stock (0.6%)	Value

Financials (0.6%)
48,000	Discover Financial Services, 6.500%[h]	1,146,240
46,179	The Goldman Sachs Group, Inc., 5.500%[h]	1,067,659
47,128	Ventas Realty, LP, 5.450%	1,015,608
1,440	Wells Fargo & Company, Convertible, 7.500%[h]	1,666,800

	Total	4,896,307

	Total Preferred Stock (cost $5,523,374)	4,896,307

Shares	Common Stock (0.1%)	Value

Consumer Discretionary (<0.1%)
153	Lear Corporation Warrants, $0.01, expires 11/9/2014[i]	22,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

High Yield Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Common Stock (0.1%)	Value

Consumer Discretionary (<0.1%) - continued
36,330	TVMAX Holdings, Inc.[f,i]	$ 4

	Total	22,654

Financials (0.1%)
10	New Cotai, LLC[f,i]	387,446

	Total	387,446

	Total Common Stock (cost $2,569,891)	410,100

Shares	Collateral Held for Securities Loaned (5.2%)	Value

40,375,578	Thrivent Cash Management Trust	40,375,578

	Total Collateral Held for Securities Loaned (cost $40,375,578)	40,375,578

Shares or Principal Amount	Short-Term Investments (2.5%)[j]	Value

19,923,330	Thrivent Cash Management Trust 0.060%	19,923,330

	Total Short-Term Investments (at amortized cost)	19,923,330

	Total Investments (cost $783,325,446) 103.8%	$812,594,399

	Other Assets and Liabilities, Net (3.8%)	(29,942,300)

	Total Net Assets 100.0%	$782,652,099

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $271,911,369 or 34.7% of total net assets.
c	All or a portion of the security is on loan.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost
Eileme 2 AB, 1/31/2020	1/19/2012	$3,668,940
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	$5,121,156
JBS Finance II, Ltd., 1/29/2018	7/22/2010	$3,896,043
Jefferies Finance, LLC, 4/1/2020	3/19/2013	$2,350,000
Liberty Tire Recycling, 10/1/2016	9/23/2010	$1,849,972
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	$2,907,827
New Cotai, LLC, 5/1/2019	4/12/2013	$3,221,678
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	$4,220,831

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
f	Security is fair valued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$36,595,548
Gross unrealized depreciation	(7,326,595)

Net unrealized appreciation (depreciation)	$29,268,953

Cost for federal income tax purposes	$783,325,446

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

High Yield Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	11,548,277	–	11,548,277	–
Consumer Cyclical	2,326,388	–	2,326,388	–
Consumer Non-Cyclical	10,214,091	–	10,214,091	–
Financials	2,332,963	–	2,332,963	–
Technology	3,805,406	–	3,805,406	–
Long-Term Fixed Income
Asset-Backed Securities	2,674,604	–	2,674,604	–
Basic Materials	61,524,836	–	61,524,836	–
Capital Goods	63,161,441	–	63,161,441	–
Communications Services	130,655,463	–	130,655,463	–
Consumer Cyclical	114,866,203	–	114,866,203	–
Consumer Non-Cyclical	74,911,373	–	74,911,373	–
Energy	86,338,218	–	85,878,218	460,000
Financials	62,831,242	–	62,831,242	–
Foreign Government	2,298,545	–	2,298,545	–
Technology	40,200,400	–	40,200,400	–
Transportation	36,354,397	–	36,354,397	–
Utilities	40,945,237	–	40,945,237	–
Preferred Stock
Financials	4,896,307	4,896,307	–	–
Common Stock
Consumer Discretionary	22,654	22,650	–	4
Financials	387,446	–	–	387,446
Collateral Held for Securities Loaned	40,375,578	40,375,578	–	–
Short-Term Investments	19,923,330	19,923,330	–	–
Total	$812,594,399	$65,217,865	$746,529,084	$847,450

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$46,006,909	$46,589,050	$52,220,381	40,375,578	$40,375,578	$34,391
Cash Management Trust- Short Term Investment	16,048,038	42,895,881	39,020,589	19,923,330	19,923,330	2,445
Total Value and Income Earned	62,054,947				60,298,908	36,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.9%)[a]	Value
Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$1,333,159	4.250%, 6/30/2019	$1,347,050
	Ineos Group Holdings, Ltd., Term Loan
880,089	4.000%, 5/4/2018	883,548

	Total	2,230,598

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
893,250	3.500%, 2/8/2020	889,597

	Total	889,597

Communications Services (1.3%)
	Charter Communications Operating, LLC, Term Loan
537,300	3.000%, 12/31/2020	534,554
	Clear Channel Communications, Inc., Term Loan
11,705	3.810%, 1/29/2016	11,402
672,127	6.910%, 1/30/2019	651,822
216,168	7.669%, 7/30/2019	215,208
	Cumulus Media Holdings, Inc., Term Loan
824,119	4.250%, 12/23/2020	832,014
	Hargray Communications Group, Inc., Term Loan
915,400	4.750%, 6/26/2019	924,554
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	905,436
	McGraw-Hill Global Education Holdings, LLC, Term Loan
401,625	9.000%, 3/22/2019	408,718
	NEP Broadcasting, LLC, Term Loan
891,000	4.750%, 1/22/2020	893,228
	RCN Telecom Services, LLC, Term Loan
878,842	4.500%, 3/1/2020	887,903
	TNS, Inc., Term Loan
840,556	5.000%, 2/14/2020	845,288
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/8/2020	901,800
	Visant Corporation, Term Loan
689,445	5.250%, 12/22/2016	681,475
	WideOpenWest Finance, LLC, Term Loan
893,250	4.750%, 4/1/2019	899,949
	Zayo Group, LLC, Term Loan
890,957	4.000%, 7/2/2019	895,207

	Total	10,488,558

Consumer Cyclical (0.8%)
	Bally Technologies, Inc., Term Loan
478,800	4.250%, 11/25/2020	482,243
	Burlington Coat Factory Warehouse Corporation, Term Loan
783,392	4.250%, 2/23/2017	788,781

Principal Amount	Bank Loans (4.9%)[a]	Value
Consumer Cyclical (0.8%) - continued
	Caesars Entertainment Resot Properties, LLC, Term Loan
$1,090,000	7.000%, 10/11/2020	$1,102,132
	Cenveo Corporation, Term Loan
421,570	6.250%, 2/13/2017	425,436
	Chrysler Group, LLC, Term Loan
912,977	3.500%, 5/24/2017	914,803
	MGM Resorts International, Term Loan
534,600	3.500%, 12/20/2019	534,488
	ROC Finance, LLC, Term Loan
897,750	5.000%, 6/20/2019	875,872
	Toys R Us, Inc., Term Loan
828,443	5.250%, 5/25/2018	675,935
	Univision Communications, Inc., Term Loan
928,590	4.000%, 3/1/2020	933,520

	Total	6,733,210

Consumer Non-Cyclical (0.7%)
	ADS Waste Holdings, Term Loan
891,000	4.250%, 10/9/2019	893,504
	Albertsons, Inc., Term Loan
1,015,199	4.750%, 3/21/2019	1,024,702
	Biomet, Inc., Term Loan
845,750	3.664%, 7/25/2017	850,562
	CHS/Community Health Systems, Inc., Term Loan
245,544	3.487%, 1/25/2017	246,860
654,456	4.250%, 1/27/2021	661,249
	McJunkin Red Man Corporation, Term Loan
359,100	5.000%, 11/8/2019	363,251
	Michael Foods, Inc., Term Loan
656,880	4.250%, 2/25/2018	660,368
	Roundy’s Supermarkets, Inc., Term Loan
758,754	5.750%, 2/13/2019	766,106
	Van Wagner Communications, LLC, Term Loan
569,250	6.250%, 8/3/2018	575,654

	Total	6,042,256

Energy (0.3%)
	Arch Coal, Inc., Term Loan
881,583	6.250%, 5/16/2018	872,327
	Chesapeake Energy Corporation, Term Loan
1,070,000	5.750%, 12/2/2017	1,093,946
	Offshore Group Investment, Ltd., Term Loan
446,625	5.750%, 3/28/2019	453,137

	Total	2,419,410

Financials (0.2%)
	Intelsat Jackson Holdings SA, Term Loan
1,051,101	3.750%, 6/30/2019	1,058,795
	WaveDivision Holdings, LLC, Term Loan
891,000	4.000%, 10/12/2019	896,569

	Total	1,955,364

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.9%)[a]	Value

Technology (0.6%)
	BMC Software, Inc., Term Loan
$910,000	5.000%, 9/10/2020	$908,581
	First Data Corporation Extended, Term Loan
900,000	4.158%, 3/23/2018	899,100
	Freescale Semiconductor, Inc., Term Loan
893,250	5.000%, 3/1/2020	899,949
	Infor US, Inc., Term Loan
555,057	3.750%, 6/3/2020	556,328
	SunGard Data Systems, Inc., Term Loan
871,200	4.500%, 1/31/2020	873,596
258,050	4.000%, 3/8/2020	259,209
	Syniverse Holdings, Inc., Term Loan
345,538	4.000%, 4/23/2019	347,051

	Total	4,743,814

Transportation (0.3%)
	American Airlines, Inc., Term Loan
915,400	3.750%, 6/27/2019	920,956
	Delta Air Lines, Inc., Term Loan
1,371,338	3.500%, 4/20/2017	1,378,935

	Total	2,299,891

Utilities (0.3%)
	Calpine Corporation, Term Loan
701,894	4.000%, 4/1/2018	705,698
691,250	4.000%, 10/9/2019	696,220
	NGPL PipeCo, LLC, Term Loan
834,582	6.750%, 9/15/2017	790,767

	Total	2,192,685

	Total Bank Loans (cost $39,828,763)	39,995,383

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Asset-Backed Securities (0.9%)
	First Horizon ABS Trust
795,066	0.318%, 10/25/2034[b,c]	665,025
	GMAC Mortgage Corporation Loan Trust
2,083,712	0.338%, 8/25/2035[b,c]	1,668,903
2,313,814	0.338%, 12/25/2036[b,c]	1,974,778
	IndyMac Seconds Asset-Backed Trust
1,227,865	0.498%, 10/25/2036[b,c]	438,924
	Renaissance Home Equity Loan Trust
1,723,019	5.746%, 5/25/2036	1,307,318
1,400,000	6.011%, 5/25/2036	1,032,961

	Total	7,087,909

Basic Materials (4.5%)
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,087,500
2,250,000	5.750%, 8/5/2020	2,351,250
	Barrick Gold Corporation
1,080,000	3.850%, 4/1/2022	1,008,203

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Basic Materials (4.5%) - continued
	Cliffs Natural Resources, Inc.
$1,470,000	4.875%, 4/1/2021	$1,385,769
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,520,184
880,000	5.250%, 11/15/2041	902,661
	Freeport-McMoRan Copper & Gold, Inc.
2,525,000	3.100%, 3/15/2020	2,492,155
1,825,000	3.875%, 3/15/2023	1,747,591
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[d]	1,482,827
1,100,000	3.734%, 7/15/2023[d]	1,092,905
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[d]	1,702,956
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,100,000	8.875%, 2/1/2018	1,144,000
	Inmet Mining Corporation
1,080,000	7.500%, 6/1/2021[d]	1,209,600
	International Paper Company
750,000	7.300%, 11/15/2039	969,072
	LYB International Finance BV
365,000	4.000%, 7/15/2023	368,263
	LyondellBasell Industries NV
1,830,000	6.000%, 11/15/2021	2,127,443
	Mosaic Company
1,230,000	4.250%, 11/15/2023	1,231,320
910,000	5.450%, 11/15/2033	949,990
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,336,766
	Teck Resources, Ltd.
2,130,000	3.750%, 2/1/2023[e]	2,022,676
	Vale Overseas, Ltd.
1,100,000	4.625%, 9/15/2020	1,128,830
	Vale SA
1,070,000	5.625%, 9/11/2042	945,976
	Weyerhaeuser Company
735,000	4.625%, 9/15/2023	764,436
1,430,000	7.375%, 3/15/2032	1,810,740
	Xstrata Finance Canada, Ltd.
1,440,000	2.700%, 10/25/2017[d]	1,457,821
1,440,000	4.250%, 10/25/2022[d]	1,382,442

	Total	36,623,376

Capital Goods (2.2%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[d]	2,272,602
	Case New Holland, Inc.
865,000	7.875%, 12/1/2017	1,013,131
	CNH Capital, LLC
250,000	6.250%, 11/1/2016	274,687
	Eaton Corporation
2,865,000	2.750%, 11/2/2022	2,721,813
	Masco Corporation
875,000	5.950%, 3/15/2022	929,687
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	420,774
900,000	5.000%, 3/1/2020	999,930
1,300,000	5.250%, 11/15/2021	1,452,186
1,830,000	3.550%, 6/1/2022	1,814,855
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,171,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Capital Goods (2.2%) - continued
	Textron, Inc.
$1,311,000	5.600%, 12/1/2017	$1,461,756
720,000	4.300%, 3/1/2024	725,982
	Trinseo Materials Operating SCA
1,090,000	8.750%, 2/1/2019[d]	1,114,525
	United Rentals North America, Inc.
700,000	5.750%, 7/15/2018	748,125
180,000	6.125%, 6/15/2023	186,750

	Total	17,308,103

Collateralized Mortgage Obligations (1.1%)
	CitiMortgage Alternative Loan Trust
1,376,706	5.750%, 4/25/2037	1,187,836
	Countrywide Alternative Loan Trust
1,783,300	6.000%, 1/25/2037	1,455,380
	HomeBanc Mortgage Trust
1,512,230	2.402%, 4/25/2037	1,074,974
	Vericrest Opportunity Loan Transferee
1,745,410	3.625%, 11/25/2053[f]	1,738,603
	Wachovia Mortgage Loan Trust, LLC
1,672,467	2.790%, 5/20/2036	1,441,709
	WaMu Mortgage Pass Through Certificates
1,079,699	0.448%, 10/25/2045[c]	1,025,807
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,561,982	0.885%, 2/25/2047[c]	1,722,474

	Total	9,646,783

Commercial Mortgage-Backed Securities (1.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,495,621	5.331%, 2/11/2044	2,713,230
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,428,502
	Commercial Mortgage Pass-Through Certificates
974,515	0.290%, 12/15/2020[c,d]	963,292
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,983,341
	Credit Suisse Mortgage Capital Certificates
1,478,840	0.330%, 10/15/2021[c,d]	1,470,477

	Total	8,558,842

Communications Services (9.2%)
	America Movil SAB de CV
2,400,000	1.244%, 9/12/2016[c]	2,424,101
2,570,000	5.000%, 3/30/2020	2,796,949
	American Tower Corporation
2,180,000	4.500%, 1/15/2018	2,373,876
	AT&T, Inc.
1,810,000	2.375%, 11/27/2018	1,824,634

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Communications Services (9.2%) - continued
$1,830,000	3.000%, 2/15/2022	$1,737,340
1,090,000	4.300%, 12/15/2042	940,656
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023	693,091
	CenturyLink, Inc.
900,000	6.150%, 9/15/2019	948,375
1,080,000	5.625%, 4/1/2020	1,090,800
1,400,000	5.800%, 3/15/2022	1,379,000
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,099,425
	Comcast Corporation
1,100,000	5.700%, 5/15/2018	1,272,067
1,300,000	6.400%, 5/15/2038	1,547,110
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[d]	1,423,699
1,500,000	8.375%, 3/1/2039[d]	1,913,599
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[d]	3,154,718
	DIRECTV Holdings, LLC
3,225,000	5.000%, 3/1/2021	3,470,036
1,815,000	3.800%, 3/15/2022	1,772,084
	Discovery Communications, LLC
1,450,000	4.875%, 4/1/2043	1,393,422
	Hughes Satellite Systems Corporation
1,420,000	6.500%, 6/15/2019	1,544,250
	Intelsat Jackson Holdings SA
710,000	7.250%, 4/1/2019	763,250
740,000	7.500%, 4/1/2021	814,925
	Nara Cable Funding, Ltd.
1,090,000	8.875%, 12/1/2018[d]	1,182,650
	NBC Universal Enterprise, Inc.
1,080,000	1.974%, 4/15/2019[d]	1,063,536
	NBCUniversal Media, LLC
2,250,000	5.150%, 4/30/2020	2,549,615
2,490,000	4.375%, 4/1/2021	2,681,357
	News America, Inc.
460,000	4.000%, 10/1/2023	465,288
1,100,000	7.625%, 11/30/2028	1,397,486
1,350,000	6.400%, 12/15/2035	1,578,764
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,573,415
	Qwest Corporation
1,800,000	6.500%, 6/1/2017	2,041,002
	SBA Tower Trust
2,000,000	5.101%, 4/17/2017[d]	2,165,538
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[d]	800,525
	Sprint Corporation
720,000	7.125%, 6/15/2024[d]	723,600
	Telefonica Emisiones SAU
2,530,000	5.462%, 2/16/2021	2,740,881
900,000	4.570%, 4/27/2023	904,945
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,773,776
	T-Mobile USA, Inc.
1,090,000	6.633%, 4/28/2021	1,147,225
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[d]	1,498,000
	Verizon Communications, Inc.
900,000	3.650%, 9/14/2018	957,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Communications Services (9.2%) - continued
$1,450,000	4.500%, 9/15/2020	$1,561,778
2,935,000	5.150%, 9/15/2023	3,190,835
2,180,000	6.400%, 9/15/2033	2,554,271
1,100,000	6.550%, 9/15/2043	1,320,374
	Windstream Corporation
1,090,000	7.750%, 10/1/2021	1,144,500

	Total	74,394,191

Consumer Cyclical (6.2%)
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[d]	2,765,243
	Choice Hotels International, Inc.
1,090,000	5.750%, 7/1/2022	1,133,600
	Chrysler Group, LLC
1,100,000	8.000%, 6/15/2019	1,197,625
	Cinemark USA, Inc.
1,090,000	4.875%, 6/1/2023	1,030,050
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[d]	1,297,328
	Ford Motor Credit Company, LLC
1,440,000	1.489%, 5/9/2016[c]	1,463,551
1,800,000	3.984%, 6/15/2016	1,910,671
1,750,000	4.250%, 2/3/2017	1,879,199
370,000	6.625%, 8/15/2017	428,276
1,425,000	4.250%, 9/20/2022	1,451,157
	General Motors Company
1,830,000	3.500%, 10/2/2018[d]	1,868,888
	General Motors Financial Company, Inc.
1,340,000	4.750%, 8/15/2017[d]	1,415,375
	Home Depot, Inc.
900,000	2.700%, 4/1/2023	849,695
1,835,000	3.750%, 2/15/2024	1,877,987
	Hyundai Capital America
1,185,000	2.875%, 8/9/2018[d]	1,209,098
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[d]	1,533,254
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[d]	1,098,175
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	1,897,687
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[d]	1,817,369
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,116,500
	Macy’s Retail Holdings, Inc.
1,790,000	7.450%, 7/15/2017	2,092,250
1,930,000	3.875%, 1/15/2022	1,967,278
1,075,000	2.875%, 2/15/2023	998,369
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,790,604
	QVC, Inc.
1,265,000	4.375%, 3/15/2023	1,217,885
	Sheraton Holding Corporation
710,000	7.375%, 11/15/2015	784,744
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,345,193
1,790,000	3.125%, 2/15/2023	1,676,713

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Consumer Cyclical (6.2%) - continued
	Time Warner, Inc.
$1,400,000	7.700%, 5/1/2032	$1,853,922
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,135,000
540,000	4.375%, 4/15/2023	511,650
	Viacom, Inc.
2,000,000	4.250%, 9/1/2023	2,045,522
	Wyndham Worldwide Corporation
1,080,000	2.500%, 3/1/2018	1,093,273
730,000	5.625%, 3/1/2021	796,985
1,780,000	4.250%, 3/1/2022	1,795,865

	Total	50,345,981

Consumer Non-Cyclical (7.6%)
	Altria Group, Inc.
905,000	4.750%, 5/5/2021	987,996
1,825,000	4.000%, 1/31/2024	1,822,293
483,000	9.950%, 11/10/2038	764,919
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,680,085
	Biomet, Inc.
1,370,000	6.500%, 8/1/2020	1,460,762
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,102,881
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,833,953
	Celgene Corporation
1,250,000	1.900%, 8/15/2017	1,263,659
2,230,000	3.950%, 10/15/2020	2,363,573
630,000	4.000%, 8/15/2023	641,716
	Community Health Systems, Inc.
1,090,000	8.000%, 11/15/2019	1,196,275
	ConAgra Foods, Inc.
1,105,000	2.100%, 3/15/2018	1,107,737
1,170,000	3.200%, 1/25/2023	1,116,546
	Edwards Lifesciences Corporation
1,375,000	2.875%, 10/15/2018	1,391,167
	Energizer Holdings, Inc.
800,000	4.700%, 5/24/2022	824,028
	Express Scripts Holding Company
1,765,000	4.750%, 11/15/2021	1,915,784
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[d]	799,637
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,409,400
	Heineken NV
1,430,000	2.750%, 4/1/2023[d]	1,328,889
	Hospira, Inc.
1,460,000	5.200%, 8/12/2020	1,552,196
	IMS Health, Inc.
1,090,000	6.000%, 11/1/2020[d]	1,155,400
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[d]	1,130,875
	Koninklijke Philips Electronics NV
1,485,000	3.750%, 3/15/2022	1,528,360
	Lorillard Tobacco Company
1,830,000	8.125%, 6/23/2019	2,278,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Consumer Non-Cyclical (7.6%) - continued
	Mallinckrodt International Finance SA
$1,440,000	3.500%, 4/15/2018[d]	$1,437,906
	Mondelez International, Inc.
2,170,000	4.000%, 2/1/2024	2,196,971
	Mylan, Inc.
2,155,000	7.875%, 7/15/2020[d]	2,431,351
	Pernod Ricard SA
2,870,000	5.750%, 4/7/2021[d]	3,238,313
1,090,000	4.450%, 1/15/2022 [d]	1,129,407
	Perrigo Company, Ltd.
550,000	2.300%, 11/8/2018[d]	551,556
1,450,000	4.000%, 11/15/2023[d]	1,465,358
	Reynolds American, Inc.
1,820,000	3.250%, 11/1/2022	1,715,488
	SABMiller Holdings, Inc.
885,000	2.450%, 1/15/2017[d]	915,078
	Safeway, Inc.
890,000	5.000%, 8/15/2019	957,178
1,100,000	4.750%, 12/1/2021[e]	1,135,050
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020[d]	892,500
	Thermo Fisher Scientific, Inc.
1,830,000	4.150%, 2/1/2024	1,860,402
370,000	5.300%, 2/1/2044	389,217
	Tyson Foods, Inc.
1,795,000	4.500%, 6/15/2022	1,871,074
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[d]	1,537,200
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,729,135
	Whirlpool Corporation
1,873,000	3.700%, 3/1/2023	1,849,391

	Total	60,959,556

Energy (8.0%)
	Buckeye Partners, LP
1,820,000	5.850%, 11/15/2043	1,860,016
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[d]	1,428,122
	CNOOC Finance 2013, Ltd.
1,800,000	3.000%, 5/9/2023	1,597,802
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[d]	1,788,121
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,152,925
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,284,386
	Enbridge Energy Partners, LP
1,270,000	5.200%, 3/15/2020	1,401,281
	Encana Corporation
1,270,000	3.900%, 11/15/2021	1,291,641
720,000	5.150%, 11/15/2041	699,834
	Energy Transfer Partners, LP
2,385,000	6.700%, 7/1/2018	2,790,932
	Gazprom Neft OAO Via GPN Capital SA
1,085,000	6.000%, 11/27/2023[d]	1,082,288

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Energy (8.0%) - continued
	Harvest Operations Corporation
$590,000	6.875%, 10/1/2017	$643,100
	Hess Corporation
1,820,000	5.600%, 2/15/2041	1,951,513
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,207,313
	Kinder Morgan Energy Partners, LP
900,000	3.450%, 2/15/2023	848,686
	Linn Energy, LLC
1,030,000	7.750%, 2/1/2021	1,091,800
	Lukoil International Finance BV
2,165,000	3.416%, 4/24/2018[d]	2,148,763
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,464,893
1,080,000	2.800%, 11/1/2022	1,017,560
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,276,715
	MEG Energy Corporation
1,080,000	6.375%, 1/30/2023[d]	1,077,300
	Nexen, Inc.
1,080,000	6.400%, 5/15/2037	1,257,863
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,394,958
	Noble Holding International, Ltd.
1,440,000	3.950%, 3/15/2022[e]	1,422,652
	Petroleos Mexicanos
1,740,000	3.500%, 7/18/2018	1,779,150
725,000	6.375%, 1/23/2045[d]	725,067
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,770,483
1,440,000	3.950%, 7/15/2022	1,463,664
	Range Resources Corporation
720,000	5.000%, 3/15/2023	711,900
	Rowan Companies, Inc.
740,000	7.875%, 8/1/2019	899,715
1,175,000	4.875%, 6/1/2022	1,223,439
360,000	4.750%, 1/15/2024	364,592
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,905,178
	Suncor Energy, Inc.
1,090,000	6.100%, 6/1/2018	1,271,833
1,060,000	6.850%, 6/1/2039	1,333,692
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,685,342
	Talisman Energy, Inc.
1,460,000	3.750%, 2/1/2021	1,443,563
	The Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,295,094
	Transocean, Inc.
1,300,000	5.050%, 12/15/2016	1,432,227
1,080,000	7.375%, 4/15/2018	1,253,912
720,000	6.375%, 12/15/2021	802,667
	Weatherford International, LLC
1,300,000	6.350%, 6/15/2017	1,463,461
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,825,490
	Williams Partners, LP
1,450,000	4.000%, 11/15/2021	1,467,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Energy (8.0%) - continued
$2,190,000	4.500%, 11/15/2023	$2,220,034

	Total	64,518,732

Financials (28.7%)
	Abbey National Treasury Services plc
1,650,000	3.050%, 8/23/2018	1,704,844
	Aegon NV
1,400,000	3.039%, 7/29/2049[c,g]	1,246,000
	American International Group, Inc.
2,555,000	3.375%, 8/15/2020	2,604,304
2,075,000	4.125%, 2/15/2024	2,100,396
	American Tower Trust I
1,800,000	1.551%, 3/15/2018[d]	1,767,418
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,862,135
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,943,083
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,641,742
	AXA SA
1,420,000	8.600%, 12/15/2030	1,779,341
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,628,294
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
805,000	4.125%, 11/9/2022[d]	752,675
	Bank of America Corporation
2,160,000	1.316%, 3/22/2018[c]	2,188,061
2,220,000	7.625%, 6/1/2019	2,748,997
1,440,000	3.300%, 1/11/2023	1,381,031
1,100,000	4.100%, 7/24/2023	1,109,819
2,170,000	4.125%, 1/22/2024	2,191,053
1,050,000	5.875%, 2/7/2042	1,192,137
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[d]	2,105,006
	BBVA US Senior SAU
1,440,000	4.664%, 10/9/2015	1,511,261
	Berkshire Hathaway, Inc.
785,000	3.750%, 8/15/2021	825,715
900,000	3.000%, 2/11/2023	869,129
	BPCE SA
1,465,000	5.700%, 10/22/2023[d]	1,513,169
1,810,000	5.150%, 7/21/2024[d]	1,779,031
	Capital One Financial Corporation
1,930,000	6.150%, 9/1/2016	2,164,466
	CIT Group, Inc.
980,000	5.250%, 3/15/2018	1,043,700
	Citigroup, Inc.
2,170,000	8.500%, 5/22/2019	2,792,580
1,440,000	4.050%, 7/30/2022	1,443,508
2,525,000	3.500%, 5/15/2023	2,334,037
1,465,000	5.500%, 9/13/2025	1,543,915
2,160,000	5.950%, 12/29/2049[g]	2,062,800
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,714,108
700,000	5.875%, 8/15/2020	810,559

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Financials (28.7%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$1,090,000	5.750%, 12/1/2043	$1,145,445
710,000	11.000%, 12/29/2049[d,g]	933,650
	Credit Agricole SA
1,085,000	7.875%, 1/29/2049[d,e,g]	1,101,275
	Credit Suisse Group AG
1,110,000	6.500%, 8/8/2023[d]	1,179,375
740,000	7.500%, 12/11/2049[d,g]	778,850
	DDR Corporation
1,255,000	4.625%, 7/15/2022	1,299,980
	Denali Borrower, LLC
1,100,000	5.625%, 10/15/2020[d]	1,098,625
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	883,073
	Discover Bank
1,300,000	7.000%, 4/15/2020	1,536,509
1,995,000	4.200%, 8/8/2023	2,009,671
	Discover Financial Services
1,080,000	6.450%, 6/12/2017	1,224,152
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,717,273
	Essex Portfolio, LP
1,440,000	3.250%, 5/1/2023	1,342,820
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[d]	1,122,883
	Fifth Third Bancorp
2,175,000	4.300%, 1/16/2024	2,170,187
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,737,500
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[d]	1,883,199
1,100,000	6.000%, 8/7/2019	1,299,565
900,000	5.300%, 2/11/2021	1,012,774
1,800,000	1.243%, 3/15/2023[c]	1,792,283
925,000	6.750%, 3/15/2032	1,164,386
1,800,000	7.125%, 12/15/2049[g]	2,022,750
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	2,004,485
1,440,000	2.375%, 1/22/2018	1,450,784
1,830,000	2.900%, 7/19/2018	1,870,251
1,600,000	5.375%, 3/15/2020	1,789,210
1,750,000	5.250%, 7/27/2021	1,919,090
740,000	6.750%, 10/1/2037	822,215
	Hartford Financial Services Group, Inc.
1,800,000	5.125%, 4/15/2022	1,984,374
	HBOS Capital Funding, LP
1,100,000	6.071%, 6/29/2049[d,g]	1,100,000
	HCP, Inc.
1,900,000	5.625%, 5/1/2017	2,130,137
1,250,000	2.625%, 2/1/2020	1,208,675
	Health Care REIT, Inc.
720,000	6.125%, 4/15/2020	825,399
1,850,000	4.950%, 1/15/2021	1,994,463
	HSBC Finance Corporation
1,790,000	6.676%, 1/15/2021	2,083,104
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	1,972,136
1,400,000	4.000%, 3/30/2022	1,450,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Financials (28.7%) - continued
	HSBC USA, Inc.
$1,465,000	2.625%, 9/24/2018	$1,499,659
1,100,000	5.000%, 9/27/2020	1,195,206
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,987,536
	Icahn Enterprises, LP
1,460,000	6.000%, 8/1/2020	1,505,625
	INB Bank NV
1,835,000	5.800%, 9/25/2023[d]	1,920,939
	ING Bank NV
1,080,000	3.750%, 3/7/2017[d]	1,147,608
	ING US, Inc.
540,000	5.650%, 5/15/2053	518,400
990,000	2.900%, 2/15/2018	1,020,948
1,785,000	5.500%, 7/15/2022	1,978,501
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,086,750
900,000	5.750%, 5/15/2016	964,125
720,000	2.193%, 6/15/2016[c]	723,600
1,125,000	6.750%, 9/1/2016[d]	1,252,969
	Intesa Sanpaolo SPA
2,190,000	3.875%, 1/15/2019	2,215,369
	J.P. Morgan Chase & Company
2,160,000	1.139%, 1/25/2018[c]	2,185,592
1,800,000	3.375%, 5/1/2023	1,690,369
1,850,000	5.500%, 10/15/2040	2,010,073
1,450,000	6.750%, 8/29/2049[g]	1,469,575
1,440,000	6.000%, 12/29/2049[g]	1,386,000
	J.P. Morgan Chase Bank NA
1,420,000	6.000%, 10/1/2017	1,628,402
	LBG Capital No. 1 plc
1,100,000	8.000%, 12/29/2049[d,g]	1,175,625
	Liberty Mutual Group, Inc.
1,080,000	5.000%, 6/1/2021[d]	1,158,838
1,965,000	4.950%, 5/1/2022[d]	2,081,259
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,015,277
1,125,000	4.750%, 10/1/2020	1,195,995
	Lincoln National Corporation
1,640,000	4.000%, 9/1/2023	1,654,811
	Lloyds TSB Bank plc
1,450,000	6.500%, 9/14/2020[d]	1,659,818
	Macquarie Bank, Ltd.
1,785,000	5.000%, 2/22/2017[d]	1,942,794
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,325,416
2,000,000	7.750%, 5/14/2038	2,587,734
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	345,750
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[d]	963,750
	Mizuho Corporate Bank, Ltd.
1,440,000	3.500%, 3/21/2023[d]	1,386,504
	Morgan Stanley
1,420,000	5.375%, 10/15/2015	1,523,360
2,270,000	6.625%, 4/1/2018	2,657,212
1,805,000	2.125%, 4/25/2018[e]	1,801,233
1,265,000	2.500%, 1/24/2019	1,261,669
1,820,000	5.625%, 9/23/2019	2,079,370
1,600,000	5.500%, 1/26/2020	1,806,416
1,795,000	4.875%, 11/1/2022	1,864,671
1,450,000	5.000%, 11/24/2025	1,471,119

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Financials (28.7%) - continued
	Murray Street Investment Trust I
$700,000	4.647%, 3/9/2017	$756,421
	Nationwide Building Society
1,600,000	6.250%, 2/25/2020[d]	1,868,160
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[d]	1,935,306
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,668,700
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,715,115
	Preferred Term Securities XXIII, Ltd.
2,104,479	0.443%, 12/22/2036[c,f]	1,586,861
	ProLogis, LP
1,800,000	6.875%, 3/15/2020	2,146,198
	Prudential Financial, Inc.
825,000	6.200%, 11/15/2040	964,176
1,070,000	5.875%, 9/15/2042	1,096,750
1,435,000	5.625%, 6/15/2043	1,435,287
	RBS Capital Trust III
1,260,000	5.512%, 9/29/2049[e,g]	1,228,500
	Regions Bank
1,090,000	7.500%, 5/15/2018	1,284,994
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,246,733
1,465,000	4.700%, 9/15/2023	1,506,524
	Royal Bank of Scotland Group plc
1,460,000	6.990%, 10/29/2049[d,g]	1,547,600
	Royal Bank Of Scotland plc
1,080,000	6.000%, 12/19/2023	1,088,167
	Santander Holdings USA, Inc.
2,145,000	3.000%, 9/24/2015	2,218,704
	Santander UK plc
540,000	5.000%, 11/7/2023[d]	545,432
	Simon Property Group, LP
750,000	10.350%, 4/1/2019	1,021,610
575,000	2.750%, 2/1/2023	539,195
	SLM Corporation
1,370,000	6.250%, 1/25/2016	1,472,750
2,485,000	6.000%, 1/25/2017	2,693,243
576,000	4.625%, 9/25/2017	593,280
	Societe Generale SA
1,080,000	7.875%, 12/31/2049[d,g]	1,096,200
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[d,g]	2,782,000
	Union Bank NA
1,465,000	2.625%, 9/26/2018	1,504,911
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,429,633
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,857,164
	Ventas Realty, LP
1,800,000	4.000%, 4/30/2019	1,913,951
1,080,000	2.700%, 4/1/2020	1,047,274
	Vesey Street Investment Trust I
700,000	4.404%, 9/1/2016	752,576
	WEA Finance, LLC
1,710,000	7.125%, 4/15/2018[d]	2,039,036
720,000	6.750%, 9/2/2019[d]	861,044
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,640,902
1,780,000	7.980%, 2/28/2049[g]	2,006,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Financials (28.7%) - continued
	XLIT, Ltd.
$1,810,000	5.250%, 12/15/2043	$1,910,339
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[d]	1,605,000

	Total	232,368,074

Foreign Government (1.4%)
	Colombia Government International Bond
1,060,000	2.625%, 3/15/2023	922,200
1,800,000	5.625%, 2/26/2044	1,750,500
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,239,582
	Eksportfinans ASA
1,750,000	2.375%, 5/25/2016	1,726,375
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,502,759
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,037,312
2,020,000	4.000%, 10/2/2023	1,989,700

	Total	11,168,428

Mortgage-Backed Securities (3.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,350,000	3.000%, 2/1/2029[h]	3,451,678
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,000,000	3.500%, 2/1/2029[h]	2,108,125
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,675,000	3.500%, 2/1/2044[h]	6,771,996
6,675,000	4.000%, 2/1/2044[h]	6,992,062
6,950,000	4.500%, 2/1/2044[h]	7,456,047

	Total	26,779,908

Technology (1.4%)
	Amkor Technology, Inc.
1,090,000	6.375%, 10/1/2022	1,114,525
	Freescale Semiconductor, Inc.
1,090,000	5.000%, 5/15/2021[d,e]	1,081,825
	Hewlett-Packard Company
1,110,000	2.750%, 1/14/2019	1,117,837
1,090,000	4.650%, 12/9/2021	1,137,564
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,479,555
	Oracle Corporation
1,800,000	2.500%, 10/15/2022	1,687,226
460,000	3.625%, 7/15/2023	466,221
	Xerox Corporation
750,000	6.400%, 3/15/2016	829,390
1,480,000	4.500%, 5/15/2021	1,552,382

	Total	11,466,525

Transportation (3.5%)
	American Airlines Pass Through Trust
1,412,943	5.600%, 7/15/2020[d]	1,444,734
1,416,785	4.950%, 1/15/2023[d]	1,487,624

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Transportation (3.5%) - continued
$1,400,989	4.000%, 7/15/2025[d]	$1,386,979
	Avis Budget Car Rental, LLC
1,080,000	5.500%, 4/1/2023	1,042,200
	British Airways plc
2,520,000	4.625%, 6/20/2024[d]	2,671,200
	Canadian Pacific Railway Company
1,440,000	7.125%, 10/15/2031	1,801,500
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[d]	1,335,750
557,602	7.250%, 11/10/2019	634,272
785,000	4.000%, 10/29/2024	794,813
	CSX Corporation
1,275,000	3.700%, 11/1/2023	1,268,152
1,107,000	6.220%, 4/30/2040	1,313,256
	Delta Air Lines, Inc.
1,083,976	4.950%, 5/23/2019	1,170,694
664,900	4.750%, 5/7/2020	713,105
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[d]	2,286,164
1,085,000	4.500%, 8/16/2021[d]	1,155,105
	Hertz Corporation
1,430,000	6.750%, 4/15/2019	1,521,162
	Kansas City Southern de Mexico SA de CV
1,080,000	2.350%, 5/15/2020	1,031,718
	Navios South American Logistics, Inc.
270,000	9.250%, 4/15/2019	289,238
	Penske Truck Leasing Company, LP
1,055,000	2.500%, 3/15/2016[d]	1,084,400
	US Airways Pass Through Trust
1,800,000	3.950%, 11/15/2025	1,786,500
	Virgin Australia Holdings, Ltd.
1,640,000	5.000%, 10/23/2023[d]	1,667,675

	Total	27,886,241

U.S. Government and Agencies (4.4%)
	U.S. Treasury Bonds
980,000	3.125%, 11/15/2041	897,313
3,920,000	3.000%, 5/15/2042	3,490,638
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,833,165
3,268,000	1.000%, 5/31/2018	3,229,193
7,000,000	1.250%, 4/30/2019	6,872,033
2,840,000	3.625%, 2/15/2020	3,132,875
3,980,000	2.625%, 11/15/2020	4,122,098
3,810,000	2.125%, 8/15/2021	3,771,008
4,410,000	2.000%, 2/15/2022	4,282,181
1,759,500	1.750%, 5/15/2023	1,632,485

	Total	35,262,989

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,676,939

	Total	1,676,939

Utilities (7.0%)
	AES Corporation
526,000	7.750%, 10/15/2015	575,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Utilities (7.0%) - continued
	American Electric Power Company, Inc.
$1,435,000	2.950%, 12/15/2022	$1,365,177
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	2,091,721
	Atlas Pipeline Partners, LP
720,000	4.750%, 11/15/2021	664,200
	Buckeye Partners, LP
1,090,000	4.150%, 7/1/2023	1,067,862
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	600,244
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,159,765
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023	1,373,721
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[d]	925,000
	DPL, Inc.
1,770,000	6.500%, 10/15/2016	1,902,750
	DTE Energy Company
1,960,000	6.375%, 4/15/2033	2,310,325
	El Paso Pipeline Partners Operating Company, LLC
720,000	4.700%, 11/1/2042	634,968
	Electricite de France
1,800,000	5.250%, 12/29/2049[d,g]	1,739,250
	Energy Transfer Partners, LP
1,995,000	4.650%, 6/1/2021	2,086,076
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,554,000
1,070,000	6.650%, 4/15/2018	1,261,780
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	655,545
1,500,000	4.000%, 10/1/2020	1,523,028
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,283,904
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[d]	2,210,526
1,830,000	4.050%, 7/1/2023	1,850,556
	Kinder Morgan Energy Partners, LP
1,450,000	5.800%, 3/1/2021	1,641,213
1,110,000	4.150%, 2/1/2024	1,091,655
1,065,000	5.000%, 8/15/2042	996,875
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023[d]	2,536,291
	National Rural Utilities Cooperative Finance Corporation
1,440,000	4.750%, 4/30/2043	1,353,600
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,213,380
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,981,564
1,800,000	5.450%, 9/15/2020	2,046,816
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,173,225

Principal Amount	Long-Term Fixed Income (90.7%)	Value

Utilities (7.0%) - continued
	Ohio Power Company
$1,600,000	6.050%, 5/1/2018	$1,847,478
	ONEOK Partners, LP
365,000	3.200%, 9/15/2018	379,505
1,100,000	5.000%, 9/15/2023	1,173,817
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,529,883
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,746,248
	PPL Energy Supply, Inc.
1,100,000	4.600%, 12/15/2021[e]	1,091,658
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	769,288
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[g]	1,468,063
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,995,271

	Total	56,872,198

	Total Long-Term Fixed Income (cost $707,953,290)	732,924,775

Shares	Preferred Stock (1.5%)	Value

Financials (1.5%)
52,000	Annaly Capital Management, Inc., 7.500%[g]	1,183,520
12,500	Cobank ACB, 6.250%[d,g]	1,209,375
36,000	DDR Corporation, 6.250%[g]	775,440
72,000	Discover Financial Services, 6.500%[g]	1,719,360
43,750	HSBC Holdings plc, 8.000%[g]	1,175,562
51,800	Morgan Stanley, 7.125%[g]	1,349,908
36,389	RBS Capital Funding Trust VII, 6.080%[g]	782,364
44,925	The Allstate Corporation, 5.100%	1,096,170
54,060	The Goldman Sachs Group, Inc., 5.500%[g]	1,249,867
58,500	Wells Fargo & Company, 5.850%[g]	1,412,775

	Total	11,954,341

	Total Preferred Stock (cost $12,397,479)	11,954,341

Shares	Collateral Held for Securities Loaned (1.2%)	Value

9,519,395	Thrivent Cash Management Trust	9,519,395

	Total Collateral Held for Securities Loaned (cost $9,519,395)	9,519,395

Shares or Principal Amount	Short-Term Investments (4.9%)[i]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.100%, 4/23/2014[j]	99,978
200,000	0.120%, 5/28/2014[j]	199,923
38,541,797	Thrivent Cash Management Trust 0.060%	38,541,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.9%)[i]	Value

	U.S. Treasury Bills
500,000	0.070%, 4/24/2014	$499,920

	Total Short-Term Investments (at amortized cost)	39,341,618

	Total Investments (cost $809,040,545) 103.2%	$833,735,512

	Other Assets and Liabilities, Net (3.2%)	(26,212,623)

	Total Net Assets 100.0%	$807,522,889

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $137,995,859 or 17.1% of total net assets.
e	All or a portion of the security is on loan.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost

Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$2,104,479
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	1,738,495

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At January 31, 2014, $299,901 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

      Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that
buys, develops, manages and/or sells real estate
assets.
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$35,475,688
Gross unrealized depreciation	(10,780,721)

Net unrealized appreciation (depreciation)	$24,694,967

Cost for federal income tax purposes	$809,040,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,230,598	–	2,230,598	–
Capital Goods	889,597	–	889,597	–
Communications Services	10,488,558	–	10,488,558	–
Consumer Cyclical	6,733,210	–	6,733,210	–
Consumer Non-Cyclical	6,042,256	–	6,042,256	–
Energy	2,419,410	–	2,419,410	–
Financials	1,955,364	–	1,955,364	–
Technology	4,743,814	–	4,743,814	–
Transportation	2,299,891	–	2,299,891	–
Utilities	2,192,685	–	2,192,685	–
Long-Term Fixed Income
Asset-Backed Securities	7,087,909	–	7,087,909	–
Basic Materials	36,623,376	–	36,623,376	–
Capital Goods	17,308,103	–	17,308,103	–
Collateralized Mortgage Obligations	9,646,783	–	9,646,783	–
Commercial Mortgage-Backed Securities	8,558,842	–	8,558,842	–
Communications Services	74,394,191	–	74,394,191	–
Consumer Cyclical	50,345,981	–	50,345,981	–
Consumer Non-Cyclical	60,959,556	–	60,959,556	–
Energy	64,518,732	–	64,518,732	–
Financials	232,368,074	–	230,781,213	1,586,861
Foreign Government	11,168,428	–	11,168,428	–
Mortgage-Backed Securities	26,779,908	–	26,779,908	–
Technology	11,466,525	–	11,466,525	–
Transportation	27,886,241	–	27,886,241	–
U.S. Government and Agencies	35,262,989	–	35,262,989	–
U.S. Municipals	1,676,939	–	1,676,939	–
Utilities	56,872,198	–	56,872,198	–
Preferred Stock
Financials	11,954,341	10,744,966	1,209,375	–
Collateral Held for Securities Loaned	9,519,395	9,519,395	–	–
Short-Term Investments	39,341,618	38,541,797	799,821	–
Total	$833,735,512	$58,806,158	$773,342,493	$1,586,861

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,134,557	1,134,557	–	–
Total Asset Derivatives	$1,134,557	$1,134,557	$–	$–

Liability Derivatives
Futures Contracts	214,909	214,909	–	–
Total Liability Derivatives	$214,909	$214,909	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Income Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	March 2014	$34,134,379	$34,131,485	($2,894)
5-Yr. U.S. Treasury Bond Futures	(335)	March 2014	(40,515,657)	(40,409,375)	106,282
10-Yr. U.S. Treasury Bond Futures	(585)	March 2014	(73,351,734)	(73,563,749)	(212,015)
30-Yr. U.S. Treasury Bond Futures	360	March 2014	47,065,475	48,093,750	1,028,275
Total Futures Contracts					$919,648

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$14,088,307	$13,839,955	$18,408,867	9,519,395	$9,519,395	$6,309
Cash Management Trust- Short Term Investment	32,571,966	57,617,306	51,647,475	38,541,797	38,541,797	4,779
Total Value and Income Earned	46,660,273				48,061,192	11,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%)
	AMP Fremont Energy Center Rev.
$3,000,000	5.000%, 2/15/2037, Ser. B	$3,093,960
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,615,185
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,032,240
500,000	5.000%, 1/1/2034, Ser. C, AMT	514,780
500,000	5.000%, 1/1/2037, Ser. C, AMT	509,125
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
5,000,000	2.500%, 12/1/2041, Ser. Ba	4,984,100
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Nuclear Generation)
3,000,000	2.700%, 4/1/2035, Ser. Aa	3,014,040
	California Health Fac. Financing Auth. Rev.
3,840,000	1.450%, 8/15/2033, Ser. Aa	3,917,722
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,250,000	5.000%, 10/1/2042	1,231,200
	California Various Purpose G.O.
6,065,000	5.500%, 4/1/2024	7,038,493
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,313,533
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	6,633,021
	Chicago, IL Midway Airport Rev.
2,000,000	5.000%, 1/1/2034, Ser. Ba,b	2,086,440
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,152,600
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,638,450
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	545,025
2,000,000	5.000%, 5/1/2026	2,165,720
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	932,490
2,000,000	6.000%, 8/15/2043	2,073,360

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%) - continued
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
$500,000	5.000%, 6/1/2019	$549,605
200,000	5.000%, 6/1/2021	219,220
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,256,455
500,000	5.625%, 6/1/2043	514,385
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
575,000	5.000%, 4/1/2021, Ser. A, AMT[c]	636,439
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	664,375
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	753,746
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,059,227
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,418,679
	Cuyahoga County G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,977,642
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,296,200
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,307,280
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,679,055
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,697,558
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,013,950
	Foothill-De Anza CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,304,200
	Greenwood County, SC Hospital Fac. Refg. Rev.
1,120,000	5.000%, 10/1/2024, Ser. B	1,219,994
2,890,000	5.000%, 10/1/2031, Ser. B	3,050,135
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,005,890
5,395,000	5.250%, 11/15/2037	5,365,543
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,000,000	5.000%, 8/1/2028, AMT	1,036,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%) - continued
	Hawaii State Harbor System Rev.
$6,000,000	5.250%, 7/1/2030, Ser. A	$6,493,860
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,584,113
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,545,336
	Illinois Finance Auth. Rev. (Northwestern Memorial HealthCare)
1,630,000	5.000%, 8/15/2037	1,670,913
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Ser. A	2,519,681
	Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,292,350
1,000,000	5.500%, 7/1/2033	1,063,330
1,750,000	5.500%, 7/1/2038	1,826,948
	Illinois Sales Tax Rev. (Build Illinois )
2,000,000	5.000%, 6/15/2028[b]	2,034,640
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,069,620
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	1,887,253
4,155,000	5.000%, 1/1/2042, Ser. A	4,242,421
	Jacksonville FL Port Auth. Rev.
2,390,000	5.000%, 11/1/2038, Ser. A, AMT	2,408,331
	Kalamazoo Hospital Finance Auth. Hospital Rev. (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,133,480
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,591,945
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,128,010
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,050,086
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	392,714
1,500,000	5.000%, 5/1/2037, Ser. A	1,558,380
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
2,000,000	5.000%, 7/1/2017, Ser. A	2,227,300
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,545,750
	Knox County, IN Economic Development Rev. Refg.
2,850,000	5.000%, 4/1/2037, Ser. A	2,851,510

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%) - continued
$6,965,000	5.000%, 4/1/2042, Ser. A	$6,680,340
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	435,390
1,520,000	5.000%, 11/1/2031	1,598,994
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,696,775
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,341,650
7,000,000	5.000%, 5/1/2045, Ser. B	7,265,160
	Lower Colorado River Auth. Rev. Refg. (AGM Insured)
215,000	5.875%, 5/15/2015, Ser. Ac	215,935
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,293,750
1,750,000	5.500%, 8/15/2030	1,818,530
	Massachusetts Development Finance Agency Rev.
3,000,000	5.000%, 7/1/2042, Ser. J	3,199,020
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	800,415
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	8,470,897
	Massachusetts School Building Auth. Sales Tax Refg.
5,000,000	5.000%, 8/15/2029, Ser. B	5,615,400
	McHenry and Lake Counties G.O. School (AGM Insured)
840,000	9.000%, 12/1/2017[c]	984,320
2,195,000	9.000%, 12/1/2017[b,c]	2,613,038
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,194,520
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,699,296
	Michigan Financing Auth. Hospital Rev. Refg. (Crittenton Hospital Medical Center)
3,230,000	5.000%, 6/1/2039, Ser. A	2,920,663
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	897,035
925,000	5.000%, 2/15/2022	1,015,262
1,680,000	5.000%, 2/15/2034	1,689,912
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,419,565
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,119,380
2,000,000	5.000%, 10/1/2019	2,353,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%) - continued
	New Jersey Transportation Trust Fund Auth. Rev.
$1,500,000	5.000%, 6/15/2026, Ser. A	$1,633,665
	New Jersey Turnpike Auth. Turnpike Rev. (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Ser. Cb,c	290,077
485,000	6.500%, 1/1/2016, Ser. Cc	539,626
	New York City G.O.
5,000	5.250%, 8/1/2017[b]	5,123
11,995,000	5.250%, 8/1/2017	12,287,198
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	14,866,194
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,092,150
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,295,138
	New York State Dormitory Auth. State Personal Income Tax Rev.
5,125,000	5.000%, 2/15/2029, Ser. A	5,673,119
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	10,593,300
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,062,580
1,000,000	5.000%, 4/1/2033	1,056,340
	North Carolina Eastern Municipal Power Agency Power System Rev.
2,580,000	5.000%, 1/1/2021, Ser. A	2,956,757
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. D	2,794,050
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
3,200,000	5.000%, 1/1/2025, Ser. A	3,480,704
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,645,442
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
2,500,000	5.125%, 12/1/2042, Ser. A	2,389,350
	North Texas Tollway Auth. Rev. (Special Proj. System)
15,000,000	5.000%, 9/1/2030, Ser. D	16,328,850
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,133,990
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
5,000,000	1.350%, 6/1/2033[a,c]	4,935,600

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%) - continued
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
$5,000,000	5.000%, 1/1/2034	$5,252,800
	Ohio State Turnpike Commission Rev.
8,000,000	Zero Coupon, 2/15/2034[d]	5,235,520
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,136,020
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	555,025
	Orange County, Orlando Expressway Auth. Rev.
4,095,000	5.000%, 7/1/2035, Ser. C	4,223,788
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,519,360
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,214,132
	Phoenix, AZ Civic Improvement Corporation Airport Rev. Refg.
3,000,000	5.000%, 7/1/2021, AMT	3,421,350
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
700,000	5.000%, 7/1/2038, AMT	697,032
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,921,718
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,050,770
500,000	5.000%, 12/1/2022	522,455
	Port Authority of New York and New Jersey Consolidated Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,270,181
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
750,000	5.000%, 4/1/2030, Ser. B, AMT	758,190
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,506,465
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	756,169
1,000,000	5.000%, 6/1/2020, AMT	1,120,470
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	7,098,010
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,170,931
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,118,276
1,000,000	4.125%, 11/1/2031, Ser. 2011	1,038,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%) - continued
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
$4,000,000	5.500%, 5/1/2028, Ser. A, AMT	$4,462,640
	San Juan, TX Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,186,180
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,645,533
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,167,640
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,083,090
820,000	5.000%, 9/1/2025	868,897
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,800,419
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	980,172
1,000,000	5.000%, 7/1/2032, AMT	1,006,780
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,439,110
12,095,000	5.000%, 8/1/2030, Ser. A	13,507,696
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,168,375
	Texas Transportation Commission Central Texas Turnpike System Rev. Refg.
2,000,000	1.250%, 8/15/2042, Ser. Ba	2,010,820
	Tobacco Settlement Auth. WA Rev. Refg.
5,000,000	5.000%, 6/1/2024	5,066,700
	Tobacco Settlement Financing Corporation Rev.
3,620,000	5.000%, 5/15/2024, Ser. A	3,768,854
	University of Colorado University Enterprise Rev.
9,790,000	5.000%, 6/1/2033	10,501,929
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,821,874
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,066,470
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,250,110

Principal Amount	Long-Term Fixed Income (99.0%)	Value

(33.6%) - continued
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
$3,175,000	5.000%, 5/15/2043	$3,298,349
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	10,822,300
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037, AMT	4,704,975
	Washington Health Care Fac. Auth. Rev.
2,500,000	5.250%, 12/1/2030	2,477,775
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	3,757,936
	Wiona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	500,285

	Total	490,985,464

Cash (1.1%)
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
2,900,000	0.040%, 6/1/2020[a]	2,900,000
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
3,400,000	0.040%, 3/1/2024[a]	3,400,000
	Lincoln County, WY Pollution Control Rev. (Exxon)
1,685,000	0.040%, 11/1/2014, Ser. Da	1,685,000
2,000,000	0.040%, 11/1/2014, Ser. Ca	2,000,000
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	6,642,580

	Total	16,627,580

Education (13.7%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,014,960
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	4,663,200
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,354,140
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,572,060
	Clifton Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,254,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Education (13.7%) - continued
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
$475,000	5.125%, 6/15/2032, Ser. A	$476,786
1,000,000	5.375%, 6/15/2038, Ser. A	1,002,820
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	905,300
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,787,120
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P
1,180,000	5.500%, 11/1/2027	1,323,205
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[b]	485,603
	Cook County, IL Community Consolidated School District No. 15 Limited Tax Capital Appreciation School G.O. (NATL-RE Insured)
1,000,000	Zero Coupon, 12/1/2014[b,c]	995,740
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,565,000	8.500%, 12/1/2014[c]	1,650,793
1,815,000	8.500%, 12/1/2016[c]	2,126,690
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,932,620
1,520,000	Zero Coupon, 3/15/2017[c]	1,435,807
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[c]	11,706,000
	East Chicago Elementary School Building Corporation, Lake County, IN First Mortgage Refg.
390,000	6.250%, 1/5/2016	403,650
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[b,c]	6,670,440
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,578,450
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	474,016

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Education (13.7%) - continued
	Grand Valley State University General Rev.
$1,045,000	5.750%, 12/1/2034	$1,121,870
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, CO G.O. Refg. (AGM Insured)
10,000,000	5.000%, 12/15/2016, Ser. Ac	10,818,900
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
2,050,000	7.000%, 12/15/2016[c]	2,241,655
	Lewisville Independent School District, Denton County, TX Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	4,829,634
	Los Angeles Unified School District, Los Angeles County, CA G.O.
5,000,000	5.000%, 1/1/2034, Ser. I	5,425,250
	Louisiana Public Fac. Auth. Rev. (University of New Orleans Research and Technology Foundation, Inc.-Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[c]	4,927,303
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	18,604,073
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,535,512
	Minnesota Higher Education Fac. Auth. Rev.
1,575,000	5.250%, 12/1/2035, Ser. H	1,620,187
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,916,784
	Minnesota Higher Education Fac. Auth. Rev. (University of St. Thomas)
530,000	5.250%, 10/1/2019, Ser. 5-Y	545,349
	Morgan State University Academic Fees and Auxiliary Fac. Fees Rev. Refg. (NATL-RE Insured)
1,965,000	6.050%, 7/1/2015[c]	2,007,896
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,075,110
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,639,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Education (13.7%) - continued
	North East Independent School District, Bexar County, TX Unlimited Tax Refg. (PSF-GTD Insured)
$5,000,000	5.250%, 2/1/2028[c]	$6,097,950
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Ser. B	2,360,600
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	4,890,495
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,695,500
2,000,000	6.500%, 8/15/2039, Ser. A	2,147,280
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,794,468
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,366,162
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	2,916,100
	San Diego Community College District, San Diego County, CA G.O. (AGM Insured)
10,000,000	5.000%, 5/1/2030[b,c]	10,594,900
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ad	8,038,200
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,185,300
1,000,000	5.125%, 6/1/2027	1,007,970
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,171,920
	University of California General Rev.
5,000,000	5.250%, 5/15/2039, Ser. O	5,328,700
	University of Cincinnati General Receipts Rev. (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Ser. Db,c	2,584,320

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Education (13.7%) - continued
	University of Colorado University Enterprise Rev.
$1,250,000	5.375%, 6/1/2032, Ser. A	$1,383,950
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. A	2,743,325
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,756,222
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,041,290
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,468,189
	Washington Higher Education Fac. Auth. Rev. and Refg. Rev. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,339,123
1,000,000	5.625%, 10/1/2040	1,014,160
	Wisconsin Health and Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1	1,181,599

	Total	200,230,546

General Obligation (6.0%)
	California G.O. Refg.
2,765,000	5.000%, 9/1/2015	2,971,850
	California Various Purpose G.O.
10,000	5.250%, 4/1/2029	10,067
10,000,000	5.250%, 3/1/2038	10,515,000
10,000,000	6.000%, 4/1/2038	11,386,800
5,000,000	6.000%, 11/1/2039	5,796,550
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	308,409
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
2,000,000	5.700%, 4/1/2020	2,258,960
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,068,700
	Honolulu, HI G.O. (NATL-RE-IBC Insured)
2,555,000	6.250%, 4/1/2014, Ser. Ac	2,580,141
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. D	7,467,320
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. A	11,917,290
	Massachusetts Bay Transportation Auth. Sales Tax Rev.
6,000,000	5.250%, 7/1/2031, Ser. A	7,066,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

General Obligation (6.0%) - continued
	New Jersey G.O. (AMBAC Insured)
$1,000,000	5.250%, 7/15/2018, Ser. Lc	$1,181,910
	North East Independent School District, Bexar County, TX Unlimited Tax Refg. (PSF-GTD Insured)
2,000,000	5.250%, 2/1/2029[c]	2,431,700
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	3,024,650
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	3,182,900
	Washington G.O.
2,205,000	6.750%, 2/1/2015, Ser. A	2,270,356
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Ab,c	5,548,800
	Westlake, TX Certificates of Obligation G.O.
350,000	6.500%, 5/1/2015[b]	355,306
1,650,000	5.750%, 5/1/2024[b]	1,672,060

	Total	87,015,269

Health Care (10.8%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,458,070
2,100,000	5.625%, 8/15/2039	2,292,717
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[b,c]	2,288,720
	Arizona Health Fac. Auth. Rev. (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017[b]	1,007,460
1,200,000	5.000%, 4/1/2018[b]	1,208,952
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	315,222
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
1,000,000	6.125%, 6/1/2038, Ser. Ab	1,019,070
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,085,440
	Cumberland County Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,791,442

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Health Care (10.8%) - continued
$2,065,000	6.125%, 1/1/2029	$2,200,856
2,455,000	5.000%, 1/1/2036	2,435,507
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,122,300
2,000,000	5.250%, 12/1/2031, Ser. A	2,028,100
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,062,420
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,104,100
	Fairfax County, VA Industrial Development Auth. Hospital Rev. Refg. (Inova Health System Hospitals)
2,510,000	5.250%, 8/15/2019	2,864,537
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,341,508
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Bb	2,592,116
	Illinois Finance Auth. Rev. (Rush University Medical Center)
5,000,000	7.250%, 11/1/2038, Ser. A	5,833,250
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Bc	2,082,135
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
2,045,000	6.000%, 4/1/2018, Ser. Cc	2,296,085
	Illinois Health Fac. Auth. Rev. Refg. (Thorek Hospital and Medical Center)
2,620,000	5.250%, 8/15/2018	2,627,886
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. A	1,660,785
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ec	457,821
	Jackson, TN Hospital Rev. Refg. and Improvement (Jackson-Madison County General Hospital)
2,060,000	5.625%, 4/1/2038	2,171,549
3,450,000	5.750%, 4/1/2041	3,642,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Health Care (10.8%) - continued
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
$3,250,000	5.000%, 5/15/2026, Ser. Ac	$3,399,858
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
8,615,000	6.375%, 6/1/2040, Ser. A	9,049,627
	Lycoming County Auth. Health System Rev. (Susquehanna Health System)
6,820,000	5.750%, 7/1/2039, Ser. A	7,033,261
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,093,740
	Minneapolis and St. Paul, MN Housing and Redevelopment Auth. Healthcare Fac. Rev. (HealthPartners)
800,000	6.000%, 12/1/2021	802,680
	Minnesota Agricultural and Economic Development Board Health Care System Rev. (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Ser. Ac	85,238
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Barnes-Jewish, Inc./Christian Health Services)
1,465,000	5.250%, 5/15/2014, Ser. A	1,485,451
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (BJC Health System)
2,500,000	5.000%, 5/15/2020, Ser. A	2,592,475
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
1,500,000	5.600%, 2/15/2025[b]	1,502,250
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,704,835
	Montana Fac. Finance Auth. Hospital Fac. Rev. (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018[b]	3,922,764
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,025,666
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,049,340

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Health Care (10.8%) - continued
	Orange County Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System ) (NATL-RE Insured)
$2,700,000	6.250%, 10/1/2018, Ser. Ac	$3,194,397
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,225,480
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,106,681
	Rochester MN Health Care Fac. Rev. Olmsted Medical Center
1,000,000	5.875%, 7/1/2030	1,131,520
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,312,513
	St. Cloud, MN Health Care Refg. Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,189,940
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services )
1,000,000	5.750%, 7/1/2030, Ser. C	1,073,760
5,745,000	5.750%, 7/1/2039	6,114,231
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019	247,954
1,500,000	5.250%, 5/15/2036	1,536,840
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,335,688
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,126,780
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,057,760
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,136,460
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,570,000	6.250%, 7/1/2021, Ser. B	2,573,778
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,942,941
	Washington Health Care Fac. Auth. Rev.
5,000,000	5.250%, 10/1/2032, Ser. A	5,400,050
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038	5,974,225
	Wisconsin Health and Educational Fac. Auth. Rev. (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,014,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Health Care (10.8%) - continued
	Wisconsin Health and Educational Fac. Auth. Rev. (Thedacare, Inc.)
$5,310,000	5.500%, 12/15/2038, Ser. A	$5,605,767

	Total	158,039,216

Housing (1.0%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,588,833
	Bexar County Housing Finance Corporation Multifamily Housing Rev. (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Ser. Ac	1,935,153
	Hudson County, NJ Refg. C.O.P. (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,146,800
	Indiana Transportation Finance Auth. Highway Rev.
125,000	6.800%, 12/1/2016, Ser. A	135,050
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
60,000	6.700%, 6/1/2029, Ser. A-2[c]	60,875
	Washington Economic Development Finance Auth. Lease Rev. (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[c]	5,813,609

	Total	14,680,320

Industrial Development Revenue (1.6%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,802,177
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
3,065,000	6.250%, 5/15/2024	3,078,455
	Sandoval County, NM Incentive Payment Refg. Rev.
9,000,000	5.000%, 6/1/2020	9,419,130

	Total	23,299,762

Other Revenue (1.2%)
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,743,278
	Gulf Breeze FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,118,536
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,263,300
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,061,940

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Other Revenue (1.2%) - continued
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
$5,175,000	5.750%, 10/1/2020	$5,768,624

	Total	17,955,678

Pre-refunded (4.7%)
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Rev. (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Ab,c	6,111,300
	California Various Purpose G.O.
3,990,000	5.250%, 4/1/2029[b]	4,021,760
	Contra Costa County, CA Home Mortgage Rev. (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[b,c]	4,100,888
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Ab,c	13,066,000
	Illinois Educational Fac. Auth. Rev. (Northwestern University)
4,900,000	5.250%, 11/1/2032[b]	5,323,899
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[b]	1,459,520
	Michigan State Hospital Finance Auth. Hospital Rev. Refg. (Sisters of Mercy Health Corporation) (NATL-RE Insured)
525,000	5.375%, 8/15/2014, Ser. Pb,c	539,322
20,000	5.375%, 8/15/2014, Ser. Pb,c	20,546
	Milledgeville and Baldwin County Development Auth. Rev. (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[b]	2,600,700
	New Jersey Turnpike Auth. Turnpike Rev. (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Ser. Cb,c	290,342
1,285,000	6.500%, 1/1/2016, Ser. Cb,c	1,361,997
	North Carolina Eastern Municipal Power Agency Power System Rev.
1,475,000	6.000%, 1/1/2026, Ser. Ab	1,883,339
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Cb,c	4,486,600
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,925,000	7.600%, 5/1/2023, Ser. Ab,c	3,749,791
	San Bernardino, CA Single Family Mortgage Rev. Refg. (FHA/VA MTGS GNMA Collateralized)
1,040,000	7.500%, 5/1/2023, Ser. Ab,c	1,333,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Pre-refunded (4.7%) - continued
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
$11,615,000	Zero Coupon, 9/1/2017[b,c]	$11,248,314
	Spartanburg, SC Water System Rev. (FGIC Insured)
2,000,000	5.250%, 6/1/2028[b,c]	2,032,520
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services )
2,000,000	5.250%, 7/1/2030, Ser. Bb	2,040,500
	Westlake, TX Certificates of Obligation G.O.
335,000	6.500%, 5/1/2017[b]	340,079
2,000,000	5.800%, 5/1/2032[b]	2,026,980

	Total	68,037,854

Special Tax Revenue (<0.1%)
	Broadview, Cook County, IL Tax Increment Rev.
685,000	5.375%, 7/1/2015	685,473

	Total	685,473

Tax Revenue (6.2%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
1,500,000	5.000%, 5/1/2029, Ser. Ab	1,792,770
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	9,941,142
	Chicago Tax Increment Allocation (Near South Redevelopment) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Ser. Ac	6,991,200
	District of Columbia Income Tax Secured Rev. Refg.
5,225,000	5.000%, 12/1/2028, Ser. C	5,767,459
	Illinois Sales Tax Rev. (Build Illinois Bonds) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[c]	9,389,446
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[c]	8,058,600
	Jicarilla, NM Apache Nation Rev.
3,500,000	5.500%, 9/1/2023, Ser. A	3,492,125
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,177,850
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
885,000	5.500%, 6/15/2015, Ser. Ac	936,206
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	14,367,793
7,000,000	5.500%, 6/15/2020, Ser. Bc	7,840,840

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Tax Revenue (6.2%) - continued
$3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	$1,958,828
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,230,840
	New York State Local Government Assistance Corporation Refg. (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Ser. Ec	2,158,860
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,122,595
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,545,000	6.700%, 11/1/2021, Ser. Ac	2,974,087
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,814,317

	Total	90,014,958

Tollroad (0.2%)
	Ohio Turnpike Commission Turnpike Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,409,060

	Total	2,409,060

Transportation (7.3%)
	Denver, CO Airport System Rev. (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Ser. Ac	5,371,750
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,552,140
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	6,697,600
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,292,016
	Indiana Transportation Finance Auth. Highway Rev. (NATL-RE-IBC Insured)
1,520,000	7.250%, 6/1/2015, Ser. Ac	1,600,591
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	8,367,440
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,806,250
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,005,275
8,000,000	5.500%, 10/1/2041, Ser. A	8,435,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Transportation (7.3%) - continued
	Michigan State Trunk Line Fund Refg. (AGM Insured)
$5,000,000	5.000%, 11/1/2022[c]	$5,371,800
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,690,850
	North Texas Tollway Auth. System Rev. Refg.
1,000,000	5.625%, 1/1/2033, Ser. A	1,074,260
	North Texas Tollway Auth. System Rev. Refg. (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	2,681,950
	Ohio Turnpike Commission Turnpike Rev. Refg. (NATL-RE Insured)
10,000,000	5.500%, 2/15/2026, Ser. Ac	11,993,100
	Orange County, Orlando Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. A	3,816,144
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
8,000,000	Zero Coupon, 6/1/2033, Ser. Cc,d	8,109,680
10,070,000	6.250%, 6/1/2038, Ser. Cc	11,162,696
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Ser. E	7,939,541

	Total	106,968,923

U.S. Municipals (2.3%)
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	14,227,520
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
3,250,000	5.375%, 6/15/2043, Ser. EE	3,485,430
	North Texas Tollway Auth. Rev.
5,000,000	5.000%, 1/1/2042, Ser. B	5,055,100
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	10,089,630

	Total	32,857,680

Utilities (9.1%)
	Broward County, FL Water and Sewer Utility Rev.
3,115,000	5.250%, 10/1/2034, Ser. A	3,369,433
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[b,c]	1,765,155
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,314,220

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Utilities (9.1%) - continued
	California Infrastructure and Economic Development Bank Rev. (California Independent System Operator Corporation)
$3,025,000	6.250%, 2/1/2039, Ser. Ab	$3,206,016
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,900,500
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
4,875,000	5.500%, 8/1/2018[c]	5,360,940
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,192,950
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Ac	10,562,600
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Ser. Ac	5,213,700
	Indianapolis Local Public Improvement Bond Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,381,450
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,044,350
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,472,405
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. A	8,034,825
2,000,000	5.000%, 1/1/2026, Ser. B	2,164,060
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
1,250,000	5.000%, 1/1/2030, Ser. A	1,330,325
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Ac	2,136,440
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,844,525
	Oklahoma Municipal Power Auth. Power Supply System Rev.
1,620,000	6.000%, 1/1/2038, Ser. A	1,779,619
	Omaha, NE Public Power District Electric System Rev.
5,780,000	5.000%, 2/1/2046, Ser. Ab	5,780,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Utilities (9.1%) - continued
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
$2,500,000	5.250%, 10/1/2035, Ser. Ac	$2,641,775
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,903,160
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Fac. Financing Auth. Cogeneration Fac. Rev. (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026, AMT	6,800,243
	South Carolina Public Service Auth. Rev. Obligations (Santee Cooper)
3,855,000	5.500%, 1/1/2038, Ser. A	4,194,201
	South Central Regional Water District, ND Utility System Rev. (Refg. and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Ser. Ab	3,049,106
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,895,623
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,213,720
	Utah Associated Municipal Power Systems Rev. and Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,322,020
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,450,308

	Total	132,323,669

Water & Sewer (0.2%)
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,127,640
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,593

	Total	2,303,233

	Total Long-Term Fixed Income (cost $1,371,897,050)	1,444,434,685

	Total Investments (cost $1,371,897,050) 99.0%	$1,444,434,685

	Other Assets and Liabilities, Net 1.0%	14,637,340

	Total Net Assets 100.0%	$1,459,072,025

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
b	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2014.

Definitions:
ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance
Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BNY	-	The Bank of New York Mellon Corporation
CR	-	Custodial Receipts
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee
Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
TCRS	-	Temporary Custodial Receipts
U.T. G.O.	-	Unlimited Tax General Obligation
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$81,488,922
Gross unrealized depreciation	(8,951,287)

Net unrealized appreciation (depreciation)	$72,537,635

Cost for federal income tax purposes	$1,371,897,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Municipal Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	166,064,306	–	166,064,306	–
Electric Revenue	47,097,064	–	47,097,064	–
Escrowed/Pre-refunded	133,108,720	–	133,108,720	–
General Obligation	265,265,551	–	265,265,551	–
Health Care	183,317,161	–	183,317,161	–
Housing Finance	4,449,018	–	4,449,018	–
Industrial Development Revenue	53,169,900	–	53,169,900	–
Other Revenue	220,943,248	–	220,943,248	–
Tax Revenue	72,101,115	–	72,101,115	–
Transportation	225,029,370	–	225,029,370	–
Water & Sewer	73,889,232	–	73,889,232	–
Total	$1,444,434,685	$–	$1,444,434,685	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Government Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value

Asset-Backed Securities (1.0%)
	Education Loan Asset-Backed Trust I
$213,677	0.608%, 6/25/2022[a,b]	$213,927
	Northstar Education Finance, Inc.
848,779	0.858%, 12/26/2031[a,b]	849,429

	Total	1,063,356

Collateralized Mortgage Obligations (0.5%)
	NCUA Guaranteed Notes
545,534	0.613%, 10/7/2020[b]	548,389

	Total	548,389

Commercial Mortgage-Backed Securities (1.5%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
478,907	0.727%, 12/25/2016	476,650
	Federal National Mortgage Association
788,966	0.953%, 11/25/2015	794,336
	Government National Mortgage Association
221,804	2.164%, 3/16/2033	222,903
113,176	3.214%, 1/16/2040	114,862

	Total	1,608,751

Financials (6.0%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[a]	620,865
	Bank of Montreal
750,000	2.625%, 1/25/2016[a]	779,978
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[a]	1,030,530
	National Bank of Canada
500,000	2.200%, 10/19/2016[a]	517,501
	North American Development Bank
500,000	2.300%, 10/10/2018	497,740
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,014,255
1,000,000	2.050%, 11/15/2022	922,493
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[a]	490,040
	Toronto-Dominion Bank
500,000	2.200%, 7/29/2015[a]	512,895

	Total	6,386,297

Foreign Government (5.3%)
	Denmark Government International Bond
1,000,000	0.375%, 4/25/2016[a]	996,170
	Export Development Canada
1,000,000	0.750%, 12/15/2017	983,330
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	498,943
	Inter-American Development Bank
1,000,000	0.875%, 3/15/2018	980,852

Principal Amount	Long-Term Fixed Income (98.9%)	Value

Foreign Government (5.3%) - continued
$500,000	3.000%, 10/4/2023	$504,836
600,000	4.375%, 1/24/2044	616,406
	International Finance Corporation
500,000	0.500%, 5/16/2016	499,915
	Kommunalbanken AS
500,000	2.750%, 5/5/2015[a]	515,215

	Total	5,595,667

Mortgage-Backed Securities (5.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
700,000	3.000%, 2/1/2029[c]	721,246
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
300,000	3.500%, 2/1/2044[c]	303,609
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,175,000	3.500%, 2/1/2029[c]	1,238,523
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,400,000	3.500%, 2/1/2044[c]	1,420,344
1,125,000	4.000%, 2/1/2044[c]	1,178,438
1,250,000	4.500%, 2/1/2044[c]	1,341,016

	Total	6,203,176

Technology (0.6%)
	Micron Semiconductor Asia Pte, Ltd.
600,000	1.258%, 1/15/2019	598,298

	Total	598,298

U.S. Government and Agencies (77.2%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,028,520
1,000,000	2.000%, 7/27/2016	1,030,636
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	452,826
	Federal Home Loan Mortgage Corporation
5,575,000	0.875%, 2/22/2017	5,585,409
1,000,000	1.250%, 8/1/2019	966,546
1,000,000	1.250%, 10/2/2019	961,221
6,000,000	1.375%, 5/1/2020	5,727,294
3,000,000	2.375%, 1/13/2022	2,929,770
	Federal National Mortgage Association
1,110,000	0.625%, 8/26/2016	1,110,295
500,000	1.375%, 11/15/2016	510,060
5,950,000	0.875%, 5/21/2018	5,814,090
2,000,000	1.875%, 2/19/2019	2,015,936
1,250,000	6.250%, 5/15/2029	1,615,818
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,373,550
	U.S. Treasury Bonds
2,125,000	7.625%, 2/15/2025	3,114,453
850,000	6.500%, 11/15/2026	1,170,078
2,600,000	3.000%, 5/15/2042	2,315,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Government Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value

U.S. Government and Agencies (77.2%) - continued
	U.S. Treasury Bonds, TIPS
$340,048	2.375%, 1/15/2025	$403,329
350,480	2.125%, 2/15/2040	416,304
515,765	0.750%, 2/15/2042	444,042
	U.S. Treasury Notes
200,000	0.625%, 12/15/2016	199,875
2,500,000	3.250%, 3/31/2017	2,691,405
4,000,000	0.625%, 5/31/2017	3,967,188
50,000	0.750%, 6/30/2017	49,727
4,000,000	0.750%, 2/28/2018	3,930,312
1,000,000	2.375%, 6/30/2018	1,046,250
3,100,000	1.375%, 9/30/2018	3,095,400
4,185,000	1.375%, 1/31/2020	4,069,912
2,000,000	1.125%, 4/30/2020	1,903,282
9,000,000	2.000%, 7/31/2020	9,002,106
2,830,000	1.625%, 8/15/2022	2,638,092
4,000,000	1.750%, 5/15/2023	3,711,248
2,000,000	2.500%, 8/15/2023	1,976,250
	U.S. Treasury Notes, TIPS
901,092	0.125%, 1/15/2022	888,913
3,781,697	0.125%, 1/15/2023	3,677,409

	Total	81,832,765

Utilities (0.9%)
	John Sevier Combined Cycle Generation, LLC
973,831	4.626%, 1/15/2042	992,413

	Total	992,413

	Total Long-Term Fixed Income (cost $104,797,839)	104,829,112

Shares or Principal Amount	Short-Term Investments (6.5%)[d]	Value

6,871,046	Thrivent Cash Management Trust 0.060%	6,871,046

	Total Short-Term Investments (at amortized cost)	6,871,046

	Total Investments (cost $111,668,885) 105.4%	$111,700,158

	Other Assets and Liabilities, Net (5.4%)	(5,754,537)

	Total Net Assets 100.0%	$105,945,621

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $6,526,550 or 6.2% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,665,657
Gross unrealized depreciation	(1,634,384)

Net unrealized appreciation (depreciation)	$31,273

Cost for federal income tax purposes	$111,668,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Government Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,063,356	–	1,063,356	–
Collateralized Mortgage Obligations	548,389	–	548,389	–
Commercial Mortgage-Backed Securities	1,608,751	–	1,608,751	–
Financials	6,386,297	–	6,386,297	–
Foreign Government	5,595,667	–	5,595,667	–
Mortgage-Backed Securities	6,203,176	–	6,203,176	–
Technology	598,298	–	598,298	–
U.S. Government and Agencies	81,832,765	–	81,832,765	–
Utilities	992,413	–	992,413	–
Short-Term Investments	6,871,046	6,871,046	–	–
Total	$111,700,158	$6,871,046	$104,829,112	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$6,897,500	$6,213,625	$13,111,125	–	$–	$3,996
Cash Management Trust- Short Term Investment	5,744,452	8,180,739	7,054,145	6,871,046	6,871,046	1,059
Total Value and Income Earned	12,641,952				6,871,046	5,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value

Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$875,589	4.250%, 6/30/2019	$884,713
	Ineos Group Holdings, Ltd., Term Loan
929,403	4.000%, 5/4/2018	933,055

	Total	1,817,768

Capital Goods (0.2%)
	Berry Plastics Group, Inc., Term Loan
704,675	3.500%, 2/8/2020	701,793
	Rexnord, LLC, Term Loan
558,600	4.000%, 8/21/2020	561,046
	Silver II Borrower, Term Loan
548,786	4.000%, 12/13/2019	550,844

	Total	1,813,683

Communications Services (1.7%)
	Cincinnati Bell, Inc., Term Loan
279,300	4.000%, 9/10/2020	280,579
	Clear Channel Communications, Inc., Term Loan
9,234	3.810%, 1/29/2016	8,995
755,234	6.910%, 1/30/2019	732,418
170,532	7.669%, 7/30/2019	169,775
	Cricket Communications, Inc., Term Loan
557,200	4.750%, 3/8/2020	557,696
	Fairpoint Communications, Term Loan
223,872	7.500%, 2/14/2019[b,c]	231,522
	Grande Communications Networks, LLC, Term Loan
706,450	4.500%, 5/29/2020	704,981
	Hargray Communications Group, Inc., Term Loan
930,325	4.750%, 6/26/2019	939,628
	Integra Telecom Holdings, Inc., Term Loan
903,673	5.250%, 2/22/2019	914,218
	Level 3 Communications, Inc., Term Loan
225,000	4.000%, 8/1/2019	226,125
340,000	4.000%, 1/15/2020	342,054
	LTS Buyer, LLC, Term Loan
557,200	4.000%, 4/13/2020	558,593
	McGraw-Hill Global Education Holdings, LLC, Term Loan
674,721	9.000%, 3/22/2019	686,637
	NEP Broadcasting, LLC, Term Loan
702,900	4.750%, 1/22/2020	704,657
	NTelos, Inc., Term Loan
557,179	5.750%, 11/9/2019	558,399
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,263,827	5.500%, 7/31/2018	1,264,358
	RCN Telecom Services, LLC, Term Loan
892,306	4.500%, 3/1/2020	901,506
	TNS, Inc., Term Loan
864,841	5.000%, 2/14/2020	869,710

Principal Amount	Bank Loans (5.1%)[a]	Value

Communications Services (1.7%) - continued
	Virgin Media Investment Holdings, Ltd., Term Loan
$910,000	3.500%, 6/8/2020	$911,820
	Visant Corporation, Term Loan
395,000	5.250%, 12/22/2016	390,434
	WideOpenWest Finance, LLC, Term Loan
903,673	4.750%, 4/1/2019	910,450
	WMG Acquisition Corporation, Term Loan
708,225	3.750%, 7/1/2020	709,996
	Zayo Group, LLC, Term Loan
901,857	4.000%, 7/2/2019	906,158

	Total	14,480,709

Consumer Cyclical (1.0%)
	Bally Technologies, Inc., Term Loan
289,275	4.250%, 11/25/2020	291,355
	Booz Allen Hamilton, Inc., Term Loan
338,287	3.750%, 7/31/2019	339,661
	Burlington Coat Factory Warehouse Corporation, Term Loan
539,261	4.250%, 2/23/2017	542,971
	Cenveo Corporation, Term Loan
218,117	6.250%, 2/13/2017	220,117
	Ceridian Corporation, Term Loan
1,125,000	4.408%, 5/9/2017	1,129,500
	Chrysler Group, LLC, Term Loan
704,580	3.500%, 5/24/2017	705,989
	J.C. Penney Corporation, Inc., Term Loan
930,325	6.000%, 5/22/2018	901,448
	MGM Resorts International, Term Loan
783,493	3.500%, 12/20/2019	783,328
	ROC Finance, LLC, Term Loan
708,225	Zero Coupon, 6/20/2019	690,966
	Scientific Games International, Inc., Term Loan
935,000	4.250%, 10/18/2020	938,899
	Seminole Hard Rock Entertainment, Inc., Term Loan
353,225	3.500%, 5/14/2020	353,006
	Seminole Indian Tribe of Florida, Term Loan
672,725	3.000%, 4/29/2020	672,584
	Toys R Us, Inc., Term Loan
557,058	5.250%, 5/25/2018	454,509
	Univision Communications, Inc., Term Loan
903,673	4.000%, 3/1/2020	908,471

	Total	8,932,804

Consumer Non-Cyclical (0.8%)
	ADS Waste Holdings, Term Loan
926,769	4.250%, 10/9/2019	929,374
	Albertsons, Inc., Term Loan
940,836	4.750%, 3/21/2019	949,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value

Consumer Non-Cyclical (0.8%) - continued
	Biomet, Inc., Term Loan
$1,119,375	3.664%, 7/25/2017	$1,125,744
	Del Monte Corporation, Term Loan
111,526	4.000%, 3/8/2018	111,944
	JBS USA, LLC, Term Loan
557,186	3.750%, 5/25/2018	555,793
	Roundy’s Supermarkets, Inc., Term Loan
434,243	5.750%, 2/13/2019	438,451
	Supervalu, Inc., Term Loan
1,405,013	4.500%, 3/21/2019	1,413,092
	Van Wagner Communications, LLC, Term Loan
831,600	6.250%, 8/3/2018	840,955

	Total	6,364,995

Energy (0.2%)
	Arch Coal, Inc., Term Loan
557,175	6.250%, 5/16/2018	551,325
	Offshore Group Investment, Ltd., Term Loan
352,338	5.750%, 3/28/2019	357,475
	Pacific Drilling SA, Term Loan
905,450	4.500%, 6/3/2018	915,636

	Total	1,824,436

Financials (0.3%)
	Harland Clarke Holdings Corporation, Term Loan
923,313	7.000%, 5/22/2018	933,128
	Intelsat Jackson Holdings SA, Term Loan
826,076	3.750%, 6/30/2019	832,123
	WaveDivision Holdings, LLC, Term Loan
702,900	4.000%, 10/12/2019	707,293

	Total	2,472,544

Technology (0.4%)
	BMC Software, Inc., Term Loan
1,125,000	5.000%, 9/10/2020	1,123,245
	First Data Corporation Extended, Term Loan
935,000	4.158%, 3/23/2018	934,065
	Freescale Semiconductor, Inc., Term Loan
903,672	5.000%, 3/1/2020	910,450
	SunGard Data Systems, Inc., Term Loan
347,375	4.000%, 3/8/2020	348,935

	Total	3,316,695

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,044,750	3.750%, 6/27/2019	1,051,092

	Total	1,051,092

Utilities (0.2%)
	Calpine Corporation, Term Loan
702,773	4.000%, 4/1/2018	706,582
160,000	4.000%, 10/31/2020	161,600

Principal Amount	Bank Loans (5.1%)[a]	Value

Utilities (0.2%) - continued
	Intergen NV, Term Loan
$905,450	5.500%, 6/15/2020	$912,241

	Total	1,780,423

	Total Bank Loans (cost $43,734,219)	43,855,149

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Asset-Backed Securities (13.4%)
	Avis Budget Rental Car Funding AESOP, LLC
6,000,000	2.370%, 11/20/2014[d]	6,061,488
	Chase Issuance Trust
5,200,000	1.150%, 1/15/2019	5,211,346
	Citibank Omni Master Trust
4,000,000	4.900%, 11/15/2018[d]	4,133,620
	Countrywide Home Loans, Inc.
591,370	6.085%, 6/25/2021[e]	684,446
	Credit Based Asset Servicing and Securitization, LLC
736,977	3.887%, 12/25/2036	483,369
	Edlinc Student Loan Funding Trust
2,314,231	3.200%, 10/1/2025[f,g]	2,291,089
	Education Loan Asset-Backed Trust I
2,991,478	0.608%, 6/25/2022[d,g]	2,994,984
	Enterprise Fleet Financing, LLC
183,853	1.430%, 10/20/2016[d]	183,924
1,471,312	0.720%, 4/20/2018[d]	1,471,465
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[f,h]	1
	First Horizon ABS Trust
282,004	0.288%, 9/25/2029[e,g]	263,311
	Fosse Master Issuer plc
2,352,936	1.637%, 10/18/2054[d,g]	2,363,943
	FRS, LLC
3,346,914	1.800%, 4/15/2043[d]	3,334,373
	GE Dealer Floorplan Master Note Trust
4,000,000	0.597%, 10/20/2017[g]	4,007,420
5,500,000	0.557%, 4/20/2018[g]	5,506,149
	GMAC Mortgage Corporation Loan Trust
520,928	0.338%, 8/25/2035[e,g]	417,226
640,399	5.750%, 10/25/2036[e]	594,269
1,067,914	0.338%, 12/25/2036[e,g]	911,436
	Golden Credit Card Trust
4,800,000	0.410%, 2/15/2018[d,g]	4,796,040
1,500,000	0.590%, 9/15/2018[d,g]	1,503,569
	Great America Leasing Receivables
2,000,000	0.780%, 6/15/2016[d]	2,001,030
	Hyundai Auto Receivables Trust
2,000,000	0.710%, 9/15/2017	2,006,372
	J.P. Morgan Mortgage Trust
996,741	2.644%, 2/25/2036	905,825
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[d]	7,008,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Asset-Backed Securities (13.4%) - continued
	Montana Higher Education Student Assistance Corporation
$594,660	0.757%, 9/20/2022[g]	$594,928
	Mortgage Equity Conversion Asset Trust
2,192,809	0.600%, 1/25/2042[f,g]	1,754,247
2,167,494	0.600%, 2/25/2042[f,g]	1,733,995
	Nationstar Agency Advance Funding Trust
2,800,000	0.997%, 2/15/2045[d]	2,791,628
	Nissan Master Owner Trust Receivables
6,000,000	0.460%, 2/15/2018[g]	5,998,764
	Northstar Education Finance, Inc.
3,395,114	0.858%, 12/26/2031[d,g]	3,397,714
	Penarth Master Issuer plc
4,500,000	0.547%, 11/18/2017[d,g]	4,500,000
	Renaissance Home Equity Loan Trust
1,535,384	5.608%, 5/25/2036	1,093,573
737,090	5.285%, 1/25/2037	402,989
	Santander Drive Auto Receivables Trust
4,000,000	0.700%, 9/15/2017	4,001,920
	SLM Student Loan Trust
2,817,847	0.309%, 4/27/2020[g]	2,814,310
1,492,106	1.260%, 1/18/2022[d,g]	1,498,717
2,979,878	0.309%, 4/25/2022[g]	2,971,978
1,794,872	0.760%, 8/15/2022[d,g]	1,794,872
416,697	0.319%, 4/25/2023[g]	416,055
2,769,717	0.910%, 10/16/2023[d,g]	2,775,099
1,668,522	0.558%, 3/25/2025[g]	1,674,019
4,678,294	0.678%, 3/25/2026[g]	4,681,827
1,800,000	1.210%, 5/17/2027[d,g]	1,776,116
	Wachovia Asset Securitization, Inc.
673,363	0.298%, 7/25/2037[e,f,g]	578,607
	Wachovia Student Loan Trust
850,370	0.349%, 7/27/2020[g]	849,622
	World Financial Network Credit Card Master Trust
4,000,000	0.910%, 3/16/2020	3,985,560
	World Omni Auto Receivables Trust
1,250,000	1.330%, 1/15/2018	1,265,038
	World Omni Master Owner Trust
3,600,000	0.510%, 2/15/2018[d,g]	3,600,000

	Total	116,086,295

Basic Materials (0.7%)
	Dow Chemical Company
1,500,000	2.500%, 2/15/2016	1,544,145
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018	1,002,264
	Glencore Funding, LLC
1,170,000	1.599%, 1/15/2019[d,g]	1,151,338
	Mosaic Company
500,000	4.250%, 11/15/2023	500,537

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Basic Materials (0.7%) - continued
	Xstrata Finance Canada, Ltd.
$1,950,000	2.700%, 10/25/2017[d]	$1,974,133

	Total	6,172,417

Capital Goods (1.1%)
	Eaton Corporation
2,000,000	1.500%, 11/2/2017	1,999,242
	John Deere Capital Corporation
3,000,000	0.339%, 10/8/2014[g]	3,002,598
	Precision Castparts Corporation
1,600,000	1.250%, 1/15/2018	1,579,480
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,604,043
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,375,994

	Total	9,561,357

Collateralized Mortgage Obligations (3.5%)
	American Home Mortgage Assets Trust
1,330,636	1.044%, 11/25/2046[g]	700,415
	BCAP, LLC Trust
1,528,203	0.338%, 3/25/2037[g]	1,238,575
	Bear Stearns Adjustable Rate Mortgage Trust
652,147	2.430%, 10/25/2035[g]	640,530
	Countrywide Alternative Loan Trust
524,095	5.500%, 11/25/2035	534,119
418,111	5.500%, 2/25/2036	383,418
594,433	6.000%, 1/25/2037	485,127
	Countrywide Home Loans, Inc.
820,183	2.481%, 3/20/2036	653,303
803,889	2.579%, 9/20/2036	580,168
	Deutsche Alt-A Securities Mortgage Loan Trust
1,468,124	0.904%, 4/25/2047[g]	1,269,701
	GSR Mortgage Loan Trust
1,631,329	0.348%, 8/25/2046[g]	1,621,912
	HarborView Mortgage Loan Trust
1,644,256	2.374%, 6/19/2034	1,666,463
	HomeBanc Mortgage Trust
864,131	2.402%, 4/25/2037	614,271
	Impac CMB Trust
641,186	0.798%, 8/25/2035[g]	565,088
	J.P. Morgan Alternative Loan Trust
1,322,138	2.550%, 3/25/2036	1,056,957
	J.P. Morgan Mortgage Trust
541,541	2.657%, 10/25/2036	456,813
	Master Asset Securitization Trust
1,011,799	0.658%, 6/25/2036[g]	657,862
	NCUA Guaranteed Notes
3,316,847	0.613%, 10/7/2020[g]	3,334,209
	Residential Accredit Loans, Inc.
768,179	3.536%, 9/25/2035	641,918
	Sequoia Mortgage Trust
1,093,554	0.765%, 9/20/2034[g]	1,051,028
	Vericrest Opportunity Loan Transferee
1,496,712	3.625%, 3/25/2054[f]	1,490,430
1,496,065	3.625%, 11/25/2053[f]	1,490,231

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Collateralized Mortgage Obligations (3.5%) - continued
	Wachovia Mortgage Loan Trust, LLC
$637,131	2.790%, 5/20/2036	$549,222
	WaMu Mortgage Pass Through Certificates
490,772	0.448%, 10/25/2045[g]	466,276
1,277,600	1.015%, 10/25/2046[g]	1,036,671
1,585,576	0.955%, 12/25/2046[g]	1,297,310
1,493,309	0.880%, 1/25/2047[g]	1,197,340
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,007,861	1.044%, 9/25/2046[g]	623,634
1,690,908	0.885%, 2/25/2047[g]	1,136,833
	Wells Fargo Mortgage Backed Securities Trust
905,244	2.618%, 3/25/2036	902,030
1,054,307	2.628%, 3/25/2036	1,066,330

	Total	29,408,184

Commercial Mortgage-Backed Securities (6.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
271,157	5.654%, 6/11/2040	271,221
1,697,023	5.331%, 2/11/2044	1,844,996
	Citigroup Commercial Mortgage Trust
750,000	5.707%, 12/10/2049	840,145
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,752,663
	Commercial Mortgage Pass-Through Certificates
243,629	0.290%, 12/15/2020[d,g]	240,823
4,000,000	1.213%, 6/8/2030[d,g]	3,996,676
1,000,000	5.306%, 12/10/2046	1,089,047
	Credit Suisse First Boston Mortgage Securities Corporation
3,068,420	4.691%, 4/15/2037	3,109,476
	Credit Suisse Mortgage Capital Certificates
554,565	0.330%, 10/15/2021[d,g]	551,429
1,633,429	5.467%, 9/15/2039	1,776,709
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
4,025,690	0.727%, 12/25/2016	4,006,717
	Federal National Mortgage Association
3,155,865	0.953%, 11/25/2015	3,177,343
	Government National Mortgage Association
491,594	2.870%, 3/16/2051	496,384
1,431,397	1.864%, 8/16/2031	1,436,890
1,519,355	2.164%, 3/16/2033	1,526,888
735,648	3.214%, 1/16/2040	746,602
	Greenwich Capital Commercial Funding Corporation
4,500,000	5.224%, 4/10/2037	4,736,952

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Commercial Mortgage-Backed Securities (6.6%) - continued
	GS Mortgage Securities Corporation II
$3,200,000	1.013%, 11/8/2029[d,g]	$3,178,074
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,800,000	0.860%, 4/15/2028[d,g]	3,786,818
3,600,000	1.110%, 12/15/2028[c,d,g]	3,602,010
3,500,000	5.429%, 12/12/2043	3,785,736
	Morgan Stanley Capital I
2,250,068	3.224%, 7/15/2049	2,353,931
	Morgan Stanley Capital, Inc.
1,972,268	5.601%, 4/12/2049	1,992,219
	NCUA Guaranteed Notes
2,915,707	1.600%, 10/29/2020	2,939,910
	SCG Trust 2013-SRP1
2,575,000	1.560%, 11/15/2026[d,g]	2,578,909
	Wachovia Bank Commercial Mortgage Trust
1,263,958	5.765%, 7/15/2045	1,361,430

	Total	57,179,998

Communications Services (2.2%)
	America Movil SAB de CV
2,400,000	1.244%, 9/12/2016[g]	2,424,101
	AT&T, Inc.
1,625,000	1.400%, 12/1/2017	1,608,197
1,690,000	1.146%, 11/27/2018[g]	1,707,466
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,517,163
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015[d]	1,528,296
850,000	4.174%, 8/15/2017[d]	908,987
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,487,718
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[d]	1,578,184
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[d]	1,726,531
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[d]	3,540,922
	Verizon Communications, Inc.
1,350,000	1.773%, 9/15/2016[g]	1,389,847

	Total	19,417,412

Consumer Cyclical (2.4%)
	Amazon.com, Inc.
1,500,000	1.200%, 11/29/2017	1,487,208
	American Honda Finance Corporation
3,000,000	1.850%, 9/19/2014[d]	3,030,957
760,000	0.612%, 5/26/2016[d,g]	762,197
	Daimler Finance North America, LLC
3,000,000	0.857%, 3/28/2014[d,g]	3,000,000
	Ford Motor Credit Company, LLC
1,250,000	4.207%, 4/15/2016	1,330,877
1,300,000	3.984%, 6/15/2016	1,379,929
500,000	3.000%, 6/12/2017	519,757
	Home Depot, Inc.
1,600,000	2.250%, 9/10/2018	1,635,509

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Consumer Cyclical (2.4%) - continued
	Hyundai Capital America
$2,250,000	1.875%, 8/9/2016[d]	$2,266,664
	Toyota Motor Credit Corporation
1,000,000	0.529%, 5/17/2016[g]	1,003,190
	Viacom, Inc.
1,000,000	2.500%, 9/1/2018	1,021,002
	Volkswagen International Finance NV
3,000,000	1.625%, 3/22/2015[d]	3,034,260

	Total	20,471,550

Consumer Non-Cyclical (4.0%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015	1,515,148
1,250,000	1.750%, 11/6/2017	1,255,870
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,228,451
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	469,358
	Anheuser-Busch InBev Worldwide, Inc.
2,450,000	1.375%, 7/15/2017	2,449,561
	Boston Scientific Corporation
2,000,000	6.000%, 1/15/2020	2,323,626
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[d]	1,144,782
	Celgene Corporation
1,500,000	1.900%, 8/15/2017	1,516,390
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,409,286
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	479,118
	Edwards Lifesciences Corporation
1,100,000	2.875%, 10/15/2018	1,112,934
	Express Scripts Holding Company
2,000,000	2.650%, 2/15/2017	2,072,028
	Heineken NV
2,000,000	1.400%, 10/1/2017[d]	1,990,760
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,517,549
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[d]	2,511,250
	Kroger Company
1,460,000	0.804%, 10/17/2016[g]	1,463,127
	Mondelez International, Inc.
1,484,000	0.757%, 2/1/2019[g]	1,475,325
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[d]	2,067,972
	Sanofi
1,500,000	1.250%, 4/10/2018	1,474,257
	Teva Pharmaceutical Finance III BV
2,000,000	0.746%, 3/21/2014[g]	2,000,000
	Thermo Fisher Scientific, Inc.
1,400,000	1.300%, 2/1/2017	1,397,928
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,019,400

	Total	34,894,120

Energy (1.4%)
	BP Capital Markets plc
2,000,000	1.846%, 5/5/2017	2,037,816

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Energy (1.4%) - continued
	Cameron International Corporation
$2,000,000	1.169%, 6/2/2014[g]	$2,005,414
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,015,075
	Gazprom Neft OAO Via GPN Capital SA
450,000	6.000%, 11/27/2023[d]	448,875
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[d]	1,035,000
	Petroleos Mexicanos
1,500,000	2.257%, 7/18/2018[g]	1,545,000
750,000	3.500%, 7/18/2018	766,875
125,000	3.125%, 1/23/2019[d,i]	125,505
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,130,196

	Total	12,109,756

Financials (23.3%)
	Achmea Hypotheekbank NV
443,000	3.200%, 11/3/2014[d]	452,374
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,603,600
	American Tower Trust I
1,000,000	1.551%, 3/15/2018[d]	981,899
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[d]	3,632,195
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[d]	1,135,340
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[d,i]	990,410
	Bank of America Corporation
1,125,000	1.500%, 10/9/2015	1,136,217
1,000,000	5.625%, 10/14/2016	1,112,899
1,000,000	1.316%, 3/22/2018[g]	1,012,991
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[d]	3,379,903
1,500,000	0.842%, 4/9/2018[g]	1,509,988
	Bank of New York Mellon Corporation
1,600,000	1.088%, 11/24/2014[g]	1,609,304
1,600,000	1.700%, 11/24/2014	1,615,733
500,000	4.500%, 12/31/2049[j]	451,250
	Bank of Nova Scotia
2,000,000	2.150%, 8/3/2016[d]	2,061,546
	Barclays Bank plc
3,000,000	2.500%, 9/21/2015[d]	3,094,677
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	1,987,500
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,744,332
	Berkshire Hathaway Finance Corporation
2,000,000	2.450%, 12/15/2015	2,071,786
	Caisse Centrale Desjardins du Quebec
2,000,000	2.550%, 3/24/2016[d]	2,079,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Financials (23.3%) - continued
	Canadian Imperial Bank of Commerce
$3,500,000	0.900%, 9/19/2014[d]	$3,514,280
1,500,000	2.600%, 7/2/2015[d]	1,545,795
	Capital One Financial Corporation
2,000,000	1.389%, 7/15/2014[g]	2,007,238
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,086,492
	Chesapeake Funding, LLC
1,842,901	0.615%, 5/7/2024[d,g]	1,839,271
2,000,000	0.615%, 1/7/2025[d,g]	1,994,576
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,248,206
	CoBank ACB
1,635,000	0.843%, 6/15/2022[f,g]	1,500,113
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d]	3,506,195
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2,000,000	3.200%, 3/11/2015[d]	2,060,200
655,000	4.625%, 12/1/2023	663,180
	Credit Agricole Home Loan SFH
3,500,000	0.987%, 7/21/2014[d,g]	3,510,353
	Credit Suisse AG Guernsey
1,000,000	1.625%, 3/6/2015[d]	1,012,630
1,000,000	2.600%, 5/27/2016[d]	1,041,607
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[d]	1,593,750
810,000	7.500%, 12/11/2049[d,j]	852,525
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[d]	3,468,850
	General Electric Capital Corporation
3,500,000	1.243%, 3/15/2023[g]	3,484,995
	Goldman Sachs Group, Inc.
2,750,000	2.375%, 1/22/2018	2,770,595
1,525,000	1.341%, 11/15/2018[g]	1,528,529
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	1,998,040
	HSBC Bank plc
4,000,000	1.625%, 7/7/2014[d,i]	4,025,536
	ING Bank NV
3,500,000	2.500%, 1/14/2016[d]	3,614,170
500,000	2.625%, 12/5/2022[d]	475,093
	ING Capital Funding Trust III
715,000	3.847%, 12/29/2049[g,j]	713,212
	ING US, Inc.
500,000	5.650%, 5/15/2053	480,000
1,500,000	2.900%, 2/15/2018	1,546,891
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	773,500
	J.P. Morgan Chase & Company
1,000,000	0.687%, 4/23/2015[g]	1,002,639
3,100,000	1.139%, 1/25/2018[g]	3,136,729
1,075,000	7.900%, 4/29/2049[j]	1,189,165
375,000	6.000%, 12/29/2049[j]	360,938
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,109,240
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	673,934

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Financials (23.3%) - continued
	Landwirtschaftliche Rentenbank
$5,000,000	0.443%, 3/15/2016[d,g]	$5,016,170
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d]	343,411
	Macquarie Bank, Ltd.
1,750,000	5.000%, 2/22/2017[d]	1,904,700
	Manufacturers and Traders Trust Company
1,475,000	0.611%, 1/30/2017[g]	1,471,715
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[d]	2,547,825
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[d]	2,393,838
	Morgan Stanley
825,000	4.100%, 5/22/2023	803,425
1,425,000	5.000%, 11/24/2025	1,445,755
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,230,496
	National Australia Bank, Ltd.
1,750,000	0.537%, 1/22/2015[d,g]	1,754,277
2,750,000	2.000%, 6/20/2017[d]	2,810,803
	National Bank of Canada
1,750,000	2.200%, 10/19/2016[d]	1,811,254
	NCUA Guaranteed Notes
2,354,902	0.511%, 12/7/2020[g]	2,357,149
	Nederlandse Waterschapsbank NV
1,750,000	0.750%, 3/29/2016[d]	1,754,085
	Network Rail Infrastructure Finance plc
4,000,000	0.875%, 5/15/2018[d]	3,906,584
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[d]	4,124,688
	Norddeutsche Landesbank Girozentrale
3,000,000	0.875%, 10/16/2015[d]	3,015,000
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[d]	2,101,400
	North American Development Bank
1,750,000	2.300%, 10/10/2018	1,742,090
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[d]	2,257,429
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,112,494
	Prudential Covered Trust
2,337,500	2.997%, 9/30/2015[d]	2,410,701
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	990,644
	Royal Bank of Canada
3,000,000	1.200%, 9/19/2017	2,979,894
	Royal Bank of Scotland Group plc
700,000	6.125%, 12/15/2022	720,621
	Santander UK plc
500,000	5.000%, 11/7/2023[d]	505,030
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[d]	1,685,737
2,500,000	1.375%, 5/29/2018[d]	2,463,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Financials (23.3%) - continued
	SLM Corporation
$500,000	4.625%, 9/25/2017	$515,000
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[d]	2,450,200
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	1,956,260
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[d]	939,102
	Svensk Exportkredit AB
2,500,000	0.537%, 1/23/2017[g]	2,512,875
1,500,000	1.125%, 4/5/2018[i]	1,474,590
	Svenska Handelsbanken AB
2,250,000	0.696%, 3/21/2016[g]	2,256,781
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,732,500
	Swedbank Hypotek AB
3,500,000	0.697%, 3/28/2014[d,g]	3,500,000
	Toronto-Dominion Bank
2,500,000	2.200%, 7/29/2015[d]	2,564,475
2,500,000	0.702%, 9/9/2016[g]	2,507,130
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,108,003
	UBS AG/London
3,500,000	1.875%, 1/23/2015[d]	3,547,600
	Union Bank NA
1,550,000	1.500%, 9/26/2016	1,570,720
	UnitedHealth Group, Inc.
1,800,000	1.400%, 10/15/2017	1,799,973
	Ventas Realty, LP
1,000,000	2.700%, 4/1/2020	969,698
	Wachovia Corporation
1,000,000	0.513%, 6/15/2017[g]	995,065
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[d]	1,773,616
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,612,145
925,000	3.450%, 2/13/2023	885,034
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,474,050

	Total	201,797,648

Foreign Government (5.7%)
	Asian Development Bank
1,000,000	0.500%, 6/20/2016	998,150
	Bahama Government International Bond
225,000	5.750%, 1/16/2024[d,i]	222,750
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,514,795
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,479,750
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,100,008
	Export Development Canada
3,500,000	0.750%, 12/15/2017	3,441,655
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,060,884
	Inter-American Development Bank
2,750,000	0.200%, 2/11/2016[g]	2,749,403

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Foreign Government (5.7%) - continued
	International Finance Corporation
$3,000,000	0.500%, 5/16/2016	$2,999,490
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,010,812
	Kommunalbanken AS
4,000,000	2.750%, 5/5/2015[d]	4,121,720
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[d]	2,478,325
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	825,938
275,000	3.500%, 1/21/2021	273,625
	Philippines Government International Bond
275,000	4.200%, 1/21/2024	277,750
	Poland Government International Bond
125,000	4.000%, 1/22/2024	122,500
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,619,525
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,028,839
	Province of Ontario
2,500,000	0.289%, 8/13/2015[g]	2,498,490
2,000,000	1.000%, 7/22/2016	2,013,300
	Sweden Government International Bond
3,150,000	0.375%, 3/29/2016[d]	3,141,684

	Total	48,979,393

Mortgage-Backed Securities (7.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
19,840,000	3.000%, 2/1/2029[c]	20,442,176
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
530,483	6.500%, 9/1/2037	595,871
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,704,756	2.250%, 6/25/2025	3,783,649
17,900,000	3.500%, 2/1/2029[c]	18,867,719
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
899,445	6.000%, 8/1/2024	1,004,431
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
756,182	5.807%, 9/1/2037[g]	815,459
422,830	5.510%, 10/1/2037[g]	454,724
4,274,049	2.076%, 1/1/2043[g]	4,376,548
7,492,845	2.060%, 3/1/2043[g]	7,666,630
6,531,887	1.751%, 7/1/2043[g]	6,608,295

	Total	64,615,502

Technology (1.1%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,053,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Technology (1.1%) - continued
	Amphenol Corporation
$1,122,000	2.550%, 1/30/2019	$1,127,852
	Hewlett-Packard Company
1,484,000	1.182%, 1/14/2019[g]	1,483,297
	Micron Semiconductor Asia Pte, Ltd.
1,125,000	1.258%, 1/15/2019	1,121,809
	Oracle Corporation
325,000	1.200%, 10/15/2017	323,594
2,250,000	2.375%, 1/15/2019	2,292,010
	Xerox Corporation
2,000,000	1.059%, 5/16/2014[g]	2,002,930

	Total	9,405,425

Transportation (1.8%)
	American Airlines Pass Through Trust
1,218,055	5.600%, 7/15/2020[d]	1,245,461
1,455,601	4.950%, 1/15/2023[d]	1,528,380
	British Airways plc
1,500,000	4.625%, 6/20/2024[d]	1,590,000
	Canadian National Railway Company
1,670,000	0.438%, 11/6/2015[g]	1,671,166
	Continental Airlines, Inc.
1,950,781	4.150%, 4/11/2024	2,009,305
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,597,260
400,000	3.700%, 11/1/2023	397,851
	Delta Air Lines, Inc.
697,447	4.750%, 5/7/2020	748,012
	Kansas City Southern de Mexico SA de CV
1,555,000	0.935%, 10/28/2016[g]	1,555,418
	TTX Company
650,000	4.125%, 10/1/2023[d]	660,817
	US Airways Pass Through Trust
1,000,000	3.950%, 11/15/2025	992,500
	Virgin Australia Holdings, Ltd.
1,475,000	5.000%, 10/23/2023[d]	1,499,891

	Total	15,496,061

U.S. Government and Agencies (17.0%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.125%, 9/15/2015	2,571,300
2,500,000	2.000%, 7/27/2016	2,576,590
	Federal Home Loan Mortgage Corporation
11,600,000	0.875%, 2/22/2017	11,621,657
750,000	1.250%, 8/1/2019	724,910
3,050,000	1.250%, 10/2/2019	2,931,724
	Federal National Mortgage Association
5,000,000	1.875%, 2/19/2019	5,039,840
	U.S. Treasury Bonds
690,000	3.000%, 5/15/2042	614,424
	U.S. Treasury Notes
8,250,000	0.250%, 12/31/2015[i]	8,240,653
7,900,000	0.625%, 10/15/2016	7,907,410
115,000	1.000%, 10/31/2016	116,168
16,575,000	0.625%, 12/15/2016	16,564,641
13,590,000	0.625%, 5/31/2017	13,478,521

Principal Amount	Long-Term Fixed Income (92.7%)	Value

U.S. Government and Agencies (17.0%) - continued
$45,400,000	0.875%, 1/31/2018	$44,896,332
6,400,000	2.375%, 6/30/2018	6,696,000
7,100,000	1.250%, 10/31/2018	7,040,090
	U.S. Treasury Notes, TIPS
1,260,399	0.125%, 4/15/2018	1,300,870
2,397,418	1.125%, 1/15/2021	2,570,672
6,693,823	0.125%, 1/15/2022	6,603,356
5,048,995	0.125%, 1/15/2023	4,909,759

	Total	146,404,917

Utilities (1.0%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	494,806
	Dayton Power and Light Company
900,000	1.875%, 9/15/2016[d]	916,508
	Electricite de France
1,000,000	5.250%, 12/29/2049[d,j]	966,250
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	167,402
	MidAmerican Energy Holdings Company
844,000	1.100%, 5/15/2017[d]	841,824
1,006,000	5.750%, 4/1/2018	1,158,433
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	799,000
	Northeast Utilities
1,250,000	1.450%, 5/1/2018	1,227,353
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,799,518

	Total	8,371,094

	Total Long-Term Fixed Income (cost $798,987,829)	800,371,129

Shares	Preferred Stock (0.5%)	Value

Financials (0.3%)
26,000	Discover Financial Services, 6.500%[j]	620,880
7,350	Farm Credit Bank of Texas, 6.750%[d,j]	748,781
39,000	HSBC Holdings plc, 8.000%[j]	1,047,930
14,000	The Allstate Corporation, 5.100%	341,600
17,000	The Goldman Sachs Group, Inc., 5.500%[j]	393,040

	Total	3,152,231

Utilities (0.2%)
16,250	Southern California Edison Company, 5.070%[g,j]	1,651,915

	Total	1,651,915

	Total Preferred Stock (cost $4,746,772)	4,804,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (1.4%)	Value

11,872,040	Thrivent Cash Management Trust	$11,872,040

	Total Collateral Held for Securities Loaned (cost $11,872,040)	11,872,040

Shares or Principal Amount	Short-Term Investments (6.4%)[k]	Value

	Federal Home Loan Bank Discount Notes
400,000	0.100%, 4/23/2014[l]	399,910
600,000	0.210%, 5/28/2014[l]	599,768
53,709,616	Thrivent Cash Management Trust 0.060%	53,709,616
1,000,000	U.S. Treasury Bills 0.070%, 4/24/2014[m]	999,841

	Total Short-Term Investments (at amortized cost)	55,709,135

	Total Investments (cost $915,049,995) 106.1%	$916,611,599

	Other Assets and Liabilities, Net (6.1%)	(53,044,050)

	Total Net Assets 100.0%	$863,567,549

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $251,391,454 or 29.1% of total net assets.
e	All or a portion of the security is insured or guaranteed.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of January 31, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$1,512,493
Edlinc Student Loan Funding Trust, 10/1/2025	11/30/2012	$2,334,306
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	$85,895
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	$2,167,494
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	$2,192,809
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	$1,490,138
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	$1,490,232
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	$673,363

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At January 31, 2014, $999,678 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At January 31, 2014, $699,888 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,716,387
Gross unrealized depreciation	(9,154,783)

Net unrealized appreciation (depreciation)	$1,561,604

Cost for federal income tax purposes	$915,049,995

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	1,817,768	–	1,817,768	–
Capital Goods	1,813,683	–	1,813,683	–
Communications Services	14,480,709	–	14,480,709	–
Consumer Cyclical	8,932,804	–	8,932,804	–
Consumer Non-Cyclical	6,364,995	–	6,364,995	–
Energy	1,824,436	–	1,824,436	–
Financials	2,472,544	–	2,472,544	–
Technology	3,316,695	–	3,316,695	–
Transportation	1,051,092	–	1,051,092	–
Utilities	1,780,423	–	1,780,423	–
Long-Term Fixed Income
Asset-Backed Securities	116,086,295	–	107,515,336	8,570,959
Basic Materials	6,172,417	–	6,172,417	–
Capital Goods	9,561,357	–	9,561,357	–
Collateralized Mortgage Obligations	29,408,184	–	29,408,184	–
Commercial Mortgage-Backed
Securities	57,179,998	–	57,179,998	–
Communications Services	19,417,412	–	19,417,412	–
Consumer Cyclical	20,471,550	–	20,471,550	–
Consumer Non-Cyclical	34,894,120	–	34,894,120	–
Energy	12,109,756	–	12,109,756	–
Financials	201,797,648	–	200,297,535	1,500,113
Foreign Government	48,979,393	–	48,979,393	–
Mortgage-Backed Securities	64,615,502	–	64,615,502	–
Technology	9,405,425	–	9,405,425	–
Transportation	15,496,061	–	15,496,061	–
U.S. Government and Agencies	146,404,917	–	146,404,917	–
Utilities	8,371,094	–	8,371,094	–
Preferred Stock
Financials	3,152,231	2,403,450	748,781	–
Utilities	1,651,915	–	1,651,915	–
Collateral Held for Securities Loaned	11,872,040	11,872,040	–	–
Short-Term Investments	55,709,135	53,709,616	1,999,519	–

Total	$916,611,599	$67,985,106	$838,555,421	$10,071,072

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	215,746	215,746	–	–

Total Asset Derivatives	$215,746	$215,746	$–	$–

Liability Derivatives
Futures Contracts	94,229	94,229	–	–
Credit Default Swaps	43,864	–	43,864	–

Total Liability Derivatives	$138,093	$94,229	$43,864	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(590)	March 2014	($71,355,933)	($71,168,750)	$187,183
10-Yr. U.S. Treasury Bond Futures	(260)	March 2014	(32,600,771)	(32,695,000)	(94,229)
30-Yr. U.S. Treasury Bond Futures	10	March 2014	1,307,374	1,335,937	28,563
Total Futures Contracts					$121,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 21, 5 Year, at 5.00%: J.P. Morgan Chase and Co.	Sell	12/20/2018	$18,000,000	($43,864)	($43,864)
Total Credit Default Swaps				($43,864)	($43,864)

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at January 31, 2014	Value January 31, 2014	Income Earned November 1, 2013 - January 31, 2014
Cash Management Trust- Collateral Investment	$8,269,685	$58,159,593	$54,557,238	11,872,040	$11,872,040	$11,327
Cash Management Trust- Short Term Investment	42,812,455	80,252,709	69,355,548	53,709,616	53,709,616	7,139
Total Value and Income Earned	51,082,140				65,581,656	18,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Money Market Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (24.4%)[a]	Value

	Barton Capital, LLC
$5,240,000	0.050%, 2/3/2014[b,c]	$5,239,985
13,000,000	0.060%, 2/5/2014[b,c]	12,999,913
	Chariot Funding, LLC
2,355,000	0.230%, 6/16/2014[b,c]	2,352,969
	Dealers Capital Access Trust, LLC
5,000,000	0.170%, 2/4/2014[b]	4,999,929
2,000,000	0.220%, 2/14/2014[b]	1,999,841
4,750,000	0.270%, 4/3/2014[b]	4,747,827
	Golden Funding Corporation
4,715,000	0.200%, 3/3/2014[b,c]	4,714,215
4,760,000	0.180%, 3/7/2014[b,c]	4,759,191
	Kells Funding, LLC
4,600,000	0.239%, 10/8/2014[b,c,d]	4,600,000
4,730,000	0.256%, 11/17/2014[b,c,d]	4,729,980
	Nieuw Amsterdam Receivables
4,695,000	0.090%, 2/3/2014[b,c]	4,694,977
4,700,000	0.175%, 3/11/2014[b,c]	4,699,132
	Old Line Funding, LLC
4,640,000	0.240%, 3/10/2014[b,c]	4,640,000
4,585,000	0.200%, 4/10/2014[b,c]	4,583,268
	Starbird Funding Corporation
19,000,000	0.060%, 2/3/2014[b,c]	18,999,937
	Sydney Capital Corporation
4,730,000	0.220%, 2/25/2014[b,c]	4,729,306
4,710,000	0.200%, 3/17/2014[b,c]	4,708,849
7,915,000	0.200%, 4/24/2014[b,c]	7,911,394
	Thunder Bay Funding, LLC
4,725,000	0.200%, 4/10/2014[b,c]	4,723,215
4,710,000	0.230%, 6/17/2014[b,c]	4,705,908

	Total	115,539,836

Principal Amount	Certificate of Deposit (10.2%)[a]	Value

	Bank of Montreal Chicago
4,630,000	0.417%, 7/24/2014[d]	4,633,492
	Bank of Nova Scotia
4,600,000	0.168%, 3/25/2014[d]	4,599,951
	Bank of Nova Scotia/Houston
4,815,000	0.250%, 10/24/2014[d]	4,815,000
	JP Morgan Chase Company
2,370,000	0.370%, 7/30/2014	2,370,236
	Rabobank Nederland
4,640,000	0.271%, 4/29/2014[d]	4,640,161
3,860,000	0.280%, 7/10/2014[d]	3,860,000
4,620,000	0.328%, 12/1/2014[d]	4,620,000
	Royal Bank of Canada
4,650,000	0.290%, 2/28/2014[d]	4,650,000
	Skandinaviska Enskilda Banken AB
4,620,000	0.293%, 9/16/2014[d]	4,620,000
	Toronto Dominion Bank of New York
4,750,000	0.217%, 11/18/2014[d]	4,750,000
	Wells Fargo Bank NA
4,600,000	0.217%, 4/17/2014[d]	4,600,000

	Total	48,158,840

Principal Amount	Financial Company Commercial Paper (9.9%)[a]	Value

	AllianceBernstein, LP
4,750,000	0.220%, 2/3/2014[c]	4,749,942

Principal Amount	Financial Company Commercial Paper (9.9%)[a]	Value

	BNP Paribas Finance, Inc.
$4,700,000	0.160%, 2/6/2014	$4,699,895
	KFW
4,700,000	0.085%, 2/20/2014[c]	4,699,789
	Skandinaviska Enskilda Banken AB
4,730,000	0.275%, 4/1/2014[c]	4,727,868
	Societe Generale North America, Inc.
4,700,000	0.250%, 2/3/2014	4,699,935
	US Bank NA
23,500,000	0.100%, 2/3/2014	23,500,000

	Total	47,077,429

Principal Amount	Government Agency Debt (21.1%)[a]	Value

	Federal Agricultural Mortgage Corporation
4,800,000	0.330%, 7/1/2015[d]	4,810,982
	Federal Home Loan Bank
5,260,000	0.160%, 2/24/2014[d]	5,260,000
3,560,000	0.068%, 2/28/2014	3,559,819
4,640,000	0.683%, 4/8/2014[d]	4,643,779
5,120,000	0.220%, 6/4/2014[d]	5,121,224
	Overseas Private Investment Corporation
213,790	0.110%, 2/5/2014[d]	213,790
1,206,895	0.110%, 2/5/2014[d]	1,206,895
3,684,215	0.110%, 2/5/2014[d]	3,684,215
6,160,000	0.110%, 2/7/2014[d]	6,160,000
3,050,000	0.110%, 2/7/2014[d]	3,050,000
7,700,000	0.120%, 2/7/2014[d]	7,700,000
4,510,000	0.120%, 2/7/2014[d]	4,510,000
4,855,000	0.120%, 2/7/2014[d]	4,855,000
5,275,000	0.120%, 2/7/2014	5,275,000
4,312,940	0.294%, 4/15/2014	5,830,764
9,030,000	0.400%, 5/2/2014	9,057,200
7,730,000	0.400%, 5/2/2014	7,753,285
3,432,000	0.176%, 9/7/2014	3,439,224
9,500,000	0.300%, 12/9/2014	9,504,211
4,740,000	0.300%, 12/10/2014	4,742,064

	Total	100,377,452

Shares	Investment Company (7.5%)	Value

22,978,000	BlackRock Cash Funds 0.090%	22,978,000
315,000	Dreyfus Institutional Cash Advantage Fund 0.060%	315,000
12,182,024	DWS Money Market Series 0.040%	12,182,024

	Total	35,475,024

Principal Amount	Other Commercial Paper (4.4%)[a]	Value

	Caisse d’Amortissement de la Dette Sociale
3,850,000	0.190%, 2/7/2014[c]	3,849,878
	John Deere Cash Management SA
4,700,000	0.070%, 2/20/2014[c]	4,699,826

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Money Market Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Other Commercial Paper (4.4%)[a]	Value

	Reckitt Benckiser Treasury Services plc
$3,080,000	0.220%, 3/18/2014[c]	$3,079,153
4,750,000	0.350%, 9/12/2014[c]	4,739,702
	Wal-Mart Stores, Inc.
4,710,000	0.060%, 2/18/2014[c]	4,709,866

	Total	21,078,425

Principal Amount	Other Note (17.6%)[a]	Value

	Bank of Montreal
4,733,000	0.706%, 4/29/2014[d]	4,739,142
4,070,000	1.750%, 4/29/2014	4,083,855
	Bank of New York Mellon Corporation
1,350,000	4.300%, 5/15/2014	1,365,635
6,311,000	0.505%, 7/28/2014[d]	6,319,590
3,850,000	1.088%, 11/24/2014[d]	3,876,068
	BHP Billiton Finance USA, Ltd.
3,000,000	0.508%, 2/18/2014[d]	3,000,402
4,760,000	5.500%, 4/1/2014	4,801,296
	General Electric Capital Corporation
2,940,000	0.375%, 3/20/2014[b,d]	2,940,455
4,900,000	0.870%, 4/7/2014[b,d]	4,905,732
	John Deere Capital Corporation
2,375,000	1.600%, 3/3/2014	2,377,958
3,850,000	0.339%, 10/8/2014[d]	3,852,292
	Nederlandse Waterschapsbank NV
4,720,000	0.289%, 10/27/2014[c,d]	4,721,106
	Novartis Capital Corporation
4,896,000	4.125%, 2/10/2014	4,900,472
	Royal Bank of Canada
4,800,000	0.346%, 7/3/2014[d]	4,800,000
2,300,000	0.290%, 11/7/2014[c,d]	2,300,000
	SSIF Nevada, LP
4,600,000	0.942%, 4/14/2014[c,d]	4,605,926
	Target Corporation
2,400,000	0.407%, 7/18/2014[d]	2,402,550
	Wal-Mart Stores, Inc.
4,700,000	1.625%, 4/15/2014	4,713,726
	Wells Fargo Bank NA
4,600,000	0.293%, 2/13/2015[d]	4,600,000
	Westpac Banking Corporation
3,890,000	1.168%, 2/24/2014[c,d]	3,892,261
4,620,000	0.217%, 9/19/2014[c,d]	4,619,738

	Total	83,818,204

Principal Amount	Treasury Debt (2.9%)[a]	Value

	U.S. Treasury Notes
7,050,000	1.875%, 2/28/2014	7,059,486
6,600,000	0.250%, 4/30/2014	6,601,350

	Total	13,660,836

Principal Amount	Variable Rate Demand Note (1.8%)[a]	Value

	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
$8,730,000	0.040%, 2/7/2014[d]	$8,730,000

	Total	8,730,000

	Total Investments (at amortized cost) 99.8%	$473,916,046

	Other Assets and Liabilities, Net 0.2%	1,181,220

	Total Net Assets 100.0%	$475,097,266

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $159,187,294 or 33.5% of total net assets.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Cost for federal income tax purposes	$473,916,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Money Market Fund

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	115,539,836	–	115,539,836	–
Certificate of Deposit	48,158,840	–	48,158,840	–
Financial Company Commercial Paper	47,077,429	–	47,077,429	–
Government Agency Debt	100,377,452	–	100,377,452	–
Investment Company	35,475,024	35,475,024	–	–
Other Commercial Paper	21,078,425	–	21,078,425	–
Other Note	83,818,204	–	83,818,204	–
Treasury Debt	13,660,836	–	13,660,836	–
Variable Rate Demand Note	8,730,000	–	8,730,000	–
Total	$473,916,046	$35,475,024	$438,441,022	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Notes to Schedule of Investments

As of January 31, 2014

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

181

Notes to Schedule of Investments

As of January 31, 2014

(unaudited)

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an IDSA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be

182

Notes to Schedule of Investments

As of January 31, 2014

(unaudited)

earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of hte centrally cleared credit default contracts are recorded in the variation margin as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

183

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 28, 2014	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 28, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer